                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      11
Statement of Assets and Liabilities.........................      12
Statement of Operations.....................................      16
Statement of Changes in Total Equity........................      20
Notes to Financial Statements...............................      26
Report of Independent Accountants...........................      50

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      51
Portfolio Managers' Comments................................      52
Glossary....................................................      94
Capital Appreciation Portfolio..............................      98
Cash Management Portfolio...................................     102
Convertible Portfolio.......................................     107
Government Portfolio........................................     114
High Yield Corporate Bond Portfolio.........................     118
International Equity Portfolio..............................     129
Total Return Portfolio......................................     136
Value Portfolio.............................................     143
Bond Portfolio..............................................     147
Growth Equity Portfolio.....................................     151
Indexed Equity Portfolio....................................     156
American Century Income & Growth Portfolio..................     166
Dreyfus Large Company Value Portfolio.......................     173
Eagle Asset Management Growth Equity Portfolio..............     178
Lord Abbett Developing Growth Portfolio.....................     182
Notes to Financial Statements...............................     187
Report of Independent Accountants...........................     204

The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization Portfolio
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund Contrafund(R)
  Portfolio
Fidelity Variable Insurance Products Fund Equity-Income
  Portfolio
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Worldwide Growth Portfolio
Morgan Stanley UIF Emerging Markets Equity Portfolio
MFS(R) Growth With Income Series Portfolio
MFS(R) Research Series Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the year ending December 31, 2000. It contains valuable information including current performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the 26 investment divisions that are available within the variable annuity contracts offered by New York Life Insurance and Annuity Corporation (NYLIAC). The book also contains the following annual reports:

MainStay VP Series Fund, Inc.
The Alger American Fund
Calvert Variable Series, Inc.
Fidelity Variable Insurance Products Fund
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
The Universal Institutional Funds, Inc.
  (managed by Morgan Stanley Asset Management)
T. Rowe Price Equity Series, Inc.
Van Eck Worldwide Insurance Trust

After several years of very strong stock market performance, major indices declined in 2000 by varying amounts. Last year's market performance should remind us of certain investment principles. First, it may be wise to diversify in order to reduce the potential negative impact of a drop in market sectors. Further, plan to invest for the long-term. The longer you stay in the market, the less any individual year's returns can affect your portfolio's overall performance.

NYLIAC recorded $3.2 billion in variable annuity premiums during 2000, representing a 39% increase over 1999. Variable annuities are effective financial products designed to help us plan for long-term goals, including the ability to live comfortably during our retirement years. In addition to providing a choice of investment divisions from an array of cash, bond and equity sectors covering the domestic and international markets, variable annuities offer many valuable features and benefits, including tax deferral, the opportunity to elect an option of income payments for life, a guaranteed fixed interest account and a guaranteed death benefit provision.

Several elements contribute to the outstanding quality of NYLIAC's variable annuities. Among those are competitive product features including Dollar Cost Averaging Programs, Automatic Asset Reallocation and Interest Sweep options. In addition, our products contain a solid group of portfolios managed by several of the industry's premier fund groups, including MacKay Shields LLC, Eagle Asset Management, Fidelity Investments, Dreyfus, Janus, T. Rowe Price, American Century, Calvert, Lord Abbett, Alger, Morgan Stanley and MFS(R).

This Annual Report provides a great opportunity to review your investment allocations within your NYLIAC variable annuity contract. As the report shows, we remain committed to being the soundest, strongest and easiest company to do business with. We owe our financial strength to you, our valued clients, who continue to place your trust in us. This strength, in turn, allows us to keep our financial promises to you. Ultimately, we are dedicated to one overriding purpose: to be there when our clients need us.

Thank you for choosing New York Life as "The Company You Keep(R)".

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

MAINSTAY PLUS VARIABLE ANNUITY
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE PERIODS ENDING DECEMBER 31, 2000 ASSUMING CONTRACT NOT SURRENDERED(2)
--------------------------------------------------------------------------------

                                                            INVESTMENT                                  SINCE
                                                PORTFOLIO    DIVISION                                 INVESTMENT
                                                INCEPTION   INCEPTION       1        5        10       DIVISION
INVESTMENT DIVISIONS                              DATE         DATE       YEAR     YEARS    YEARS    INCEPTION(4)
MainStay VP Capital Appreciation                01/29/93     05/01/95    -11.96%   16.17%      N/A       17.84%
MainStay VP Cash Management(5)                  01/29/93     05/01/95      4.60%    3.83%      N/A        3.83%
MainStay VP Convertible                         10/01/96     10/01/96     -6.33%      N/A      N/A       11.55%
MainStay VP Government                          01/29/93     05/01/95     10.66%    4.66%      N/A        5.18%
MainStay VP High Yield Corporate Bond           05/01/95     05/01/95     -7.18%    6.15%      N/A        6.99%
MainStay VP International Equity                05/01/95     05/01/95    -19.21%    6.98%      N/A        7.85%
MainStay VP Total Return                        01/29/93     05/01/95     -5.69%   11.88%      N/A       13.09%
MainStay VP Value                               05/01/95     05/01/95     11.32%   10.71%      N/A       11.98%
MainStay VP Bond                                01/23/84     05/01/95      8.29%    4.26%    6.29%        4.83%
MainStay VP Growth Equity                       01/23/84     05/01/95     -4.69%   18.55%   16.96%       19.26%
MainStay VP Indexed Equity                      01/29/93     05/01/95    -10.58%   16.37%      N/A       17.55%
MainStay VP American Century Income & Growth    05/01/98     05/01/98    -11.97%      N/A      N/A        3.92%
MainStay VP Dreyfus Large Company Value         05/01/98     05/01/98      5.12%      N/A      N/A        4.57%
MainStay VP Eagle Asset Management Growth
  Equity                                        05/01/98     05/01/98    -11.21%      N/A      N/A       21.73%
MainStay VP Lord Abbett Developing Growth       05/01/98     05/01/98    -20.21%      N/A      N/A       -1.93%
Alger American Small Capitalization             09/20/88     10/01/96    -28.21%    5.48%   11.99%        4.73%
Calvert Social Balanced                         09/02/86     05/01/95     -4.48%    9.78%    9.70%       10.96%
Fidelity VIP II Contrafund(R)                   01/03/95     10/01/96     -7.93%   16.18%      N/A       16.12%
Fidelity VIP Equity-Income                      10/09/86     10/01/96      6.91%   11.94%   15.73%       12.27%
Janus Aspen Series Balanced                     09/13/93     10/01/96     -3.64%   17.10%      N/A       17.33%
Janus Aspen Series Worldwide Growth             09/13/93     10/01/96    -16.85%   21.33%      N/A       19.65%
MFS(R) Growth With Income Series                10/09/95     05/01/98     -1.54%   14.45%      N/A        3.58%
MFS(R) Research Series                          07/26/95     05/01/98     -6.18%   14.34%      N/A        8.94%
Morgan Stanley UIF Emerging Markets Equity      10/01/96     10/01/96    -40.05%      N/A      N/A       -3.65%
T. Rowe Price Equity Income                     03/31/94     05/01/98     11.47%   12.77%      N/A        5.72%
Van Eck Worldwide Hard Assets                   09/01/89     05/01/98      9.85%    0.16%    4.30%        2.00%

ASSUMING CONTRACT SURRENDERED(3)
--------------------------------------------------------------------------------

                                                            INVESTMENT                                  SINCE
                                                PORTFOLIO    DIVISION                                 INVESTMENT
                                                INCEPTION   INCEPTION       1        5        10       DIVISION
INVESTMENT DIVISIONS                              DATE         DATE       YEAR     YEARS    YEARS    INCEPTION(4)
MainStay VP Capital Appreciation                01/29/93     05/01/95    -17.51%   15.62%      N/A       17.50%
MainStay VP Cash Management(5)                  01/29/93     05/01/95     -1.99%    2.95%      N/A        3.23%
MainStay VP Convertible                         10/01/96     10/01/96    -12.23%      N/A      N/A       10.72%
MainStay VP Government                          01/29/93     05/01/95      3.68%    3.81%      N/A        4.60%
MainStay VP High Yield Corporate Bond           05/01/95     05/01/95    -13.03%    5.35%      N/A        6.46%
MainStay VP International Equity                05/01/95     05/01/95    -24.30%    6.20%      N/A        7.34%
MainStay VP Total Return                        01/29/93     05/01/95    -11.63%   11.23%      N/A       12.68%
MainStay VP Value                               05/01/95     05/01/95      4.32%   10.04%      N/A       11.55%
MainStay VP Bond                                01/23/84     05/01/95      1.47%    3.40%    6.29%        4.24%
MainStay VP Growth Equity                       01/23/84     05/01/95    -10.69%   18.04%   16.96%       18.94%
MainStay VP Indexed Equity                      01/29/93     05/01/95    -16.22%   15.82%      N/A       17.20%
MainStay VP American Century Income & Growth    05/01/98     05/01/98    -17.51%      N/A      N/A        1.42%
MainStay VP Dreyfus Large Company Value         05/01/98     05/01/98     -1.51%      N/A      N/A        2.09%
MainStay VP Eagle Asset Management Growth
  Equity                                        05/01/98     05/01/98    -16.80%      N/A      N/A       19.82%
MainStay VP Lord Abbett Developing Growth       05/01/98     05/01/98    -25.23%      N/A      N/A       -4.29%
Alger American Small Capitalization             09/20/88     10/01/96    -32.74%    4.66%   11.99%        3.69%
Calvert Social Balanced                         09/02/86     05/01/95    -10.50%    9.09%    9.70%       10.52%
Fidelity VIP II Contrafund(R)                   01/03/95     10/01/96    -13.73%   15.63%      N/A       15.38%
Fidelity VIP Equity-Income                      10/09/86     10/01/96      0.17%   11.30%   15.73%       11.45%
Janus Aspen Series Balanced                     09/13/93     10/01/96     -9.71%   16.56%      N/A       16.62%
Janus Aspen Series Worldwide Growth             09/13/93     10/01/96    -22.09%   20.86%      N/A       18.99%
MFS(R) Growth With Income Series                10/09/95     05/01/98     -7.74%   13.86%      N/A        0.99%
MFS(R) Research Series                          07/26/95     05/01/98    -12.09%   13.75%      N/A        6.49%
Morgan Stanley UIF Emerging Markets Equity      10/01/96     10/01/96    -43.83%      N/A      N/A       -4.70%
T. Rowe Price Equity Income                     03/31/94     05/01/98      4.47%   12.14%      N/A        3.20%
Van Eck Worldwide Hard Assets                   09/01/89     05/01/98      2.93%   -0.76%    4.30%       -0.60%

(1) The values shown are unaudited.
(2) Assumes no deduction for contingent deferred sales charge.
(3) The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the 6th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.
(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.
(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

--------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000.

Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. For periods prior to May 1, 1995, when the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Total Return, and Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, and for periods prior to May 1, 1998, when the MFS(R) Growth With Income Series, MFS(R) Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

NYLIAC assumed a portion of the expenses of the MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, and MainStay VP Lord Abbett Developing Growth Investment Divisions until 12/31/99, of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98, of the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions until 12/31/97 and of all other MainStay VP Investment Divisions until 12/31/96. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Asset Management has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceeded 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MAINSTAY ACCESS VARIABLE ANNUITY(1)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS(2,3) FOR THE PERIODS ENDING DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                               INVESTMENT                                      SINCE
                                                  PORTFOLIO     DIVISION                                     INVESTMENT
                                                  INCEPTION    INCEPTION        1         5         10        DIVISION
              INVESTMENT DIVISIONS                  DATE        DATE(4)       YEAR      YEARS     YEARS     INCEPTION(5)
MainStay VP Capital Appreciation                  01/29/93      03/13/00     -12.09%    16.00%       N/A        -5.16%
MainStay VP Cash Management(6)                    01/29/93      03/13/00       4.44%     3.67%       N/A         2.62%
MainStay VP Convertible                           10/01/96      03/13/00      -6.48%       N/A       N/A        -9.61%
MainStay VP Government                            01/29/93      03/13/00      10.49%     4.50%       N/A         5.98%
MainStay VP High Yield Corporate Bond             05/01/95      03/13/00      -7.32%     5.99%       N/A        -7.06%
MainStay VP International Equity                  05/01/95      03/13/00     -19.33%     6.82%       N/A        -6.44%
MainStay VP Total Return                          01/29/93      03/13/00      -5.83%    11.71%       N/A        -8.03%
MainStay VP Value                                 05/01/95      03/13/00      11.15%    10.55%       N/A        10.46%
MainStay VP Bond                                  01/23/84      03/13/00       8.13%     4.10%     6.13%         6.25%
MainStay VP Growth Equity                         01/23/84      03/13/00      -4.83%    18.37%    16.78%        -6.25%
MainStay VP Indexed Equity                        01/29/93      03/13/00     -10.72%    16.19%       N/A        -5.94%
MainStay VP American Century Income & Growth      05/01/98      03/13/00     -12.11%       N/A       N/A        -7.93%
MainStay VP Dreyfus Large Company Value           05/01/98      03/13/00       4.95%       N/A       N/A         4.86%
MainStay VP Eagle Asset Management Growth Equity  05/01/98      03/13/00     -11.35%       N/A       N/A        -4.88%
MainStay VP Lord Abbett Developing Growth         05/01/98      03/13/00     -20.33%       N/A       N/A        -8.65%
Alger American Small Capitalization               09/20/88      03/13/00     -28.32%     5.33%    11.82%       -14.42%
Calvert Social Balanced                           09/02/86      03/13/00      -4.63%     9.62%     9.54%        -6.42%
Fidelity VIP II Contrafund(R)                     01/03/95      03/13/00      -8.06%    16.01%       N/A        -0.68%
Fidelity VIP Equity-Income                        10/09/86      03/13/00       6.75%    11.77%    15.55%         6.53%
Janus Aspen Series Balanced                       09/13/93      03/13/00      -3.78%    16.92%       N/A         2.39%
Janus Aspen Series Worldwide Growth               09/13/93      03/13/00     -16.97%    21.15%       N/A        -8.38%
MFS(R) Growth With Income Series                  10/09/95      03/13/00      -1.69%    14.28%       N/A        -2.48%
MFS(R) Research Series                            07/26/95      03/13/00      -6.32%    14.17%       N/A       -11.40%
Morgan Stanley UIF Emerging Markets Equity        10/01/96      03/13/00     -40.15%       N/A       N/A       -37.90%
T. Rowe Price Equity Income                       03/31/94      03/13/00      11.31%    12.60%       N/A        10.79%
Van Eck Worldwide Hard Assets                     09/01/89      03/13/00       9.68%     0.01%     4.15%         4.76%

(1) Product may not be available in your state.
(2) The values shown are unaudited.
(3) No contingent deferred sales charges are assessed under the MainStay Access Variable Annuity. Therefore, the values shown are applicable if the policy is surrendered or not surrendered. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.
(4) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.
(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.
(6) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

--------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.55%. A policy service fee of $40 is not included in these charges but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $50,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $50,000.

NYLIAC assumed a portion of the expenses of the MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity and MainStay VP Lord Abbett Developing Growth Investment Divisions until 12/31/99, of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98, of the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions until 12/31/97 and of all other MainStay VP Investment Divisions until 12/31/96. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Asset Management has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceeded 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY(1)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS(2) FOR THE PERIODS ENDING DECEMBER 31, 2000 ASSUMING CONTRACT NOT SURRENDERED(3)
--------------------------------------------------------------------------------

                                                                      INVESTMENT                                  SINCE
                                                          PORTFOLIO    DIVISION                                 INVESTMENT
                                                          INCEPTION   INCEPTION       1        5        10       DIVISION
                  INVESTMENT DIVISIONS                      DATE         DATE       YEAR     YEARS    YEARS    INCEPTION(5)
MainStay VP Capital Appreciation                          01/29/93     07/10/00    -12.14%   15.94%      N/A      -13.31%
MainStay VP Cash Management(6)                            01/29/93     07/10/00      4.39%    3.62%      N/A        1.88%
MainStay VP Convertible                                   10/01/96     07/10/00     -6.53%      N/A      N/A      -13.32%
MainStay VP Government                                    01/29/93     07/10/00     10.43%    4.45%      N/A        4.96%
MainStay VP High Yield Corporate Bond                     05/01/95     07/10/00     -7.37%    5.94%      N/A       -8.54%
MainStay VP International Equity                          05/01/95     07/10/00    -19.37%    6.77%      N/A       -6.01%
MainStay VP Total Return                                  01/29/93     07/10/00     -5.88%   11.65%      N/A      -11.76%
MainStay VP Value                                         05/01/95     07/10/00     11.10%   10.49%      N/A        5.71%
MainStay VP Bond                                          01/23/84     07/10/00      8.07%    4.05%    6.08%        4.28%
MainStay VP Growth Equity                                 01/23/84     07/10/00     -4.88%   18.31%   16.72%       -5.56%
MainStay VP Indexed Equity                                01/29/93     07/10/00    -10.76%   16.14%      N/A       -8.37%
MainStay VP American Century Income & Growth              05/01/98     07/10/00    -12.15%      N/A      N/A       -9.51%
MainStay VP Dreyfus Large Company Value                   05/01/98     07/10/00      4.89%      N/A      N/A        3.68%
MainStay VP Eagle Asset Management Growth Equity          05/01/98     07/10/00    -11.39%      N/A      N/A      -18.67%
MainStay VP Lord Abbett Developing Growth                 05/01/98     07/10/00    -20.37%      N/A      N/A       -8.07%
Alger American Small Capitalization                       09/20/88     07/10/00    -28.36%    5.27%   11.77%      -20.52%
Calvert Social Balanced                                   09/02/86     07/10/00     -4.67%    9.57%    9.48%       -8.98%
Fidelity VIP II Contrafund(R)                             01/03/95     07/10/00     -8.11%   15.95%      N/A       -4.40%
Fidelity VIP Equity-Income                                10/09/86     07/10/00      6.70%   11.72%   15.50%        5.06%
Janus Aspen Series Balanced                               09/13/93     07/10/00     -3.83%   16.87%      N/A       -3.47%
Janus Aspen Series Worldwide Growth                       09/13/93     07/10/00    -17.01%   21.09%      N/A      -15.75%
MFS(R) Growth With Income Series                          10/09/95     07/10/00     -1.74%   14.22%      N/A       -3.96%
MFS(R) Research Series                                    07/26/95     07/10/00     -6.37%   14.11%      N/A      -15.08%
Morgan Stanley UIF Emerging Markets Equity                10/01/96     07/10/00    -40.18%      N/A      N/A      -27.80%
T. Rowe Price Equity Income                               03/31/94     07/10/00     11.25%   12.54%      N/A        8.65%
Van Eck Worldwide Hard Assets                             09/01/89     07/10/00      9.63%   -0.04%    4.10%        6.33%

ASSUMING CONTRACT SURRENDERED(4)
--------------------------------------------------------------------------------

                                                                      INVESTMENT                                  SINCE
                                                          PORTFOLIO    DIVISION                                 INVESTMENT
                                                          INCEPTION   INCEPTION       1        5        10       DIVISION
                  INVESTMENT DIVISIONS                      DATE         DATE       YEAR     YEARS    YEARS    INCEPTION(5)
MainStay VP Capital Appreciation                          01/29/93     07/10/00    -18.46%   15.16%      N/A      -19.55%
MainStay VP Cash Management(6)                            01/29/93     07/10/00     -3.13%    2.38%      N/A       -5.46%
MainStay VP Convertible                                   10/01/96     07/10/00    -13.26%      N/A      N/A      -19.56%
MainStay VP Government                                    01/29/93     07/10/00      2.48%    3.25%      N/A       -2.60%
MainStay VP High Yield Corporate Bond                     05/01/95     07/10/00    -14.04%    4.80%      N/A      -15.12%
MainStay VP International Equity                          05/01/95     07/10/00    -25.17%    5.67%      N/A      -12.78%
MainStay VP Total Return                                  01/29/93     07/10/00    -12.66%   10.74%      N/A      -18.11%
MainStay VP Value                                         05/01/95     07/10/00      3.10%    9.54%      N/A       -1.90%
MainStay VP Bond                                          01/23/84     07/10/00      0.29%    2.83%    6.08%       -3.23%
MainStay VP Growth Equity                                 01/23/84     07/10/00    -11.73%   17.59%   16.72%      -12.36%
MainStay VP Indexed Equity                                01/29/93     07/10/00    -17.19%   15.36%      N/A      -14.97%
MainStay VP American Century Income & Growth              05/01/98     07/10/00    -18.48%      N/A      N/A      -16.03%
MainStay VP Dreyfus Large Company Value                   05/01/98     07/10/00     -2.66%      N/A      N/A       -3.78%
MainStay VP Eagle Asset Management Growth Equity          05/01/98     07/10/00    -17.77%      N/A      N/A      -24.52%
MainStay VP Lord Abbett Developing Growth                 05/01/98     07/10/00    -26.11%      N/A      N/A      -14.69%
Alger American Small Capitalization                       09/20/88     07/10/00    -33.52%    4.11%   11.77%      -26.25%
Calvert Social Balanced                                   09/02/86     07/10/00    -11.54%    8.58%    9.48%      -15.53%
Fidelity VIP II Contrafund(R)                             01/03/95     07/10/00    -14.73%   15.17%      N/A      -11.28%
Fidelity VIP Equity-Income                                10/09/86     07/10/00     -0.99%   10.80%   15.50%       -2.50%
Janus Aspen Series Balanced                               09/13/93     07/10/00    -10.75%   16.11%      N/A      -10.42%
Janus Aspen Series Worldwide Growth                       09/13/93     07/10/00    -22.99%   20.43%      N/A      -21.82%
MFS(R) Growth With Income Series                          10/09/95     07/10/00     -8.81%   13.38%      N/A      -10.88%
MFS(R) Research Series                                    07/26/95     07/10/00    -13.11%   13.27%      N/A      -21.19%
Morgan Stanley UIF Emerging Markets Equity                10/01/96     07/10/00    -44.49%      N/A      N/A      -33.00%
T. Rowe Price Equity Income                               03/31/94     07/10/00      3.25%   11.66%      N/A        0.83%
Van Eck Worldwide Hard Assets                             09/01/89     07/10/00      1.74%   -1.33%    4.10%       -1.33%

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. This product may not be available in your state.

(2) The values shown are unaudited.

(3) Assumes no deduction for contingent deferred sales charge.

(4) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 4% by the 8th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(5) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(6) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

--------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.60% but does not include any credits applied. A policy service fee, equal to $30 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $100,000.

NYLIAC assumed a portion of the expenses of the MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, and MainStay VP Lord Abbett Developing Growth Investment Divisions until 12/31/99, of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98, of the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions until 12/31/97 and of all other MainStay VP Investment Divisions until 12/31/96. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Asset Management has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceeded 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. There are certain states that allow only a single premium. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then In effect. Fees and charges for a contract with a credit may be higher than those for other contracts, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $754,263,816     $172,033,903     $127,835,632

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,388,805          575,883          439,507
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $748,886,857     $164,642,541     $119,425,904
    Series II Policies......................................      1,170,968        4,180,424        1,356,259
    Series III Policies.....................................      1,817,186        2,635,055          703,258
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --               --        5,910,704
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      25.14     $       1.24     $      15.92
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.48     $       1.03     $       9.04
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       8.67     $       1.02     $       8.67
                                                               ============     ============     ============
Identified Cost of Investment...............................   $737,705,549     $172,034,163     $145,245,405
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $760,983,980     $ 61,019,562     $ 38,273,413

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,562,472          202,787          126,380
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $755,167,344     $ 49,361,705     $ 26,553,331
    Series II Policies......................................      1,266,489          154,311          177,674
    Series III Policies.....................................      1,987,675          217,889          147,014
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --       11,082,870       11,269,014
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      24.68     $      11.08     $      11.27
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.40     $       9.21     $      10.49
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       9.16     $       9.05     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $717,139,693     $ 60,310,668     $ 35,137,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,294,532     $377,347,073     $ 24,098,260     $343,014,236     $169,613,329     $ 86,387,815     $423,988,971

          190,975        1,293,005           80,995        1,128,348          594,181          305,099        1,386,992
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $ 59,775,310     $374,763,656     $ 23,737,146     $338,660,623     $168,710,892     $ 85,727,933     $419,759,357
          280,832          792,794          168,911        2,730,297          238,832          166,629        1,300,233
           47,415          497,618          111,208          494,968           69,424          188,154        1,542,389
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $      13.26     $      14.59     $      15.26     $      19.89     $      18.82     $      13.01     $      26.71
     ============     ============     ============     ============     ============     ============     ============
     $      10.60     $       9.29     $       9.35     $       9.20     $      11.04     $      10.62     $       9.37
     ============     ============     ============     ============     ============     ============     ============
     $      10.49     $       9.15     $       9.40     $       8.82     $      10.57     $      10.43     $       9.44
     ============     ============     ============     ============     ============     ============     ============
     $ 61,129,376     $490,580,407     $ 26,353,437     $327,729,694     $164,681,293     $ 91,205,869     $432,551,246
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $160,463,163     $ 30,032,768     $ 95,093,239     $ 26,907,954     $322,490,370     $160,092,305     $604,578,156

          530,454           99,813          296,731           88,569        1,064,695          544,465        2,010,071
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $155,694,029     $ 20,317,276     $ 93,083,217     $ 26,539,717     $319,563,908     $158,987,227     $598,090,234
          527,800           85,092          588,128          102,673          451,969          285,965        1,635,801
        1,685,795           40,351        1,125,163          176,995        1,409,798          274,648        2,842,050
        2,025,085        9,490,236               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $      16.92     $       9.49     $      12.16     $      17.89     $      18.82     $      16.29     $      19.66
     ============     ============     ============     ============     ============     ============     ============
     $       9.51     $       9.13     $       8.56     $       9.36     $       9.93     $      10.65     $      10.24
     ============     ============     ============     ============     ============     ============     ============
     $       8.13     $       9.19     $       7.95     $       9.10     $       9.56     $      10.51     $       9.65
     ============     ============     ============     ============     ============     ============     ============
     $198,212,630     $ 33,532,378     $112,305,173     $ 29,088,620     $323,631,473     $152,530,396     $614,222,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                          JANUS ASPEN          MFS(R)
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH            MFS(R)
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $512,028,581      $ 30,009,657     $ 52,678,062

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................       1,667,480            99,388          158,581
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $506,390,447      $ 29,503,282     $ 50,417,325
    Series II Policies................................       1,164,682           102,479          586,281
    Series III Policies...............................       2,805,972           304,508        1,515,875
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
    Series I accumulation unit value..................    $      21.39      $      10.95     $      12.44
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       9.16      $       9.75     $       8.86
                                                          ============      ============     ============
    Series III accumulation unit value................    $       8.42      $       9.60     $       8.49
                                                          ============      ============     ============
Identified Cost of Investment.........................    $539,684,404      $ 29,261,696     $ 56,854,220
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                              UIF              PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 28,902,908      $ 42,867,402     $  5,024,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          89,791           139,554           16,285
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $ 28,721,047      $ 42,483,914     $  4,929,460
    Series II Policies................................          38,163           145,618           25,053
    Series III Policies...............................          53,907            98,316           53,383
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
    Series I accumulation unit value..................    $       8.55      $      11.55     $      10.51
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       6.21      $      11.08     $      10.48
                                                          ============      ============     ============
    Series III accumulation unit value................    $       7.22      $      10.86     $      10.63
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 46,368,864      $ 41,935,110     $  4,700,999
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $ 11,049,758    $   4,603,216
  Mortality and expense risk and administrative charges.....   (10,602,340)     (2,629,245)      (1,505,618)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................   (10,602,340)      8,420,513        3,097,598
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    48,748,940     457,903,194       10,777,040
  Cost of investments sold..................................   (23,648,510)   (457,902,193)      (9,605,411)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    25,100,430           1,001        1,171,629
  Realized gain distribution received.......................    50,255,513              --        8,506,734
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (165,613,796)           (249)     (24,166,144)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (90,257,853)            752      (14,487,781)
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       496,733         (31,510)          33,834
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(100,363,460)  $  8,389,755    $ (11,356,349)
                                                              =============   =============   =============

                                                                               MAINSTAY VP     MAINSTAY VP
                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  7,397,705    $    397,482    $     246,666
  Mortality and expense risk and administrative charges.....   (10,635,683)       (817,957)        (431,956)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................    (3,237,978)       (420,475)        (185,290)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    20,675,645       1,568,980        1,888,410
  Cost of investments sold..................................   (10,926,328)     (1,309,860)      (1,765,571)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............     9,749,317         259,120          122,839
  Realized gain distribution received.......................    14,116,026          88,249          615,857
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (106,168,978)     (7,348,735)       1,282,595
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (82,303,635)     (7,001,366)       2,021,291
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       361,322          29,647           (1,064)
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(85,180,291)   $ (7,392,194)   $   1,834,937
                                                              =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,491,498    $  50,653,864    $     171,066    $   7,248,091    $   2,120,248    $   5,467,009    $   2,414,918
         (680,331)      (5,586,299)        (330,584)      (4,674,893)      (2,104,902)      (1,128,463)      (5,411,614)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,811,167       45,067,565         (159,518)       2,573,198           15,346        4,338,546       (2,996,696)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,935,980       32,701,002       15,014,786        6,098,788       25,303,086       11,535,725       11,631,050
      (22,294,514)     (35,506,146)     (13,581,952)      (3,862,467)     (23,331,083)     (12,164,650)      (8,095,504)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,358,534)      (2,805,144)       1,432,834        2,236,321        1,972,003         (628,925)       3,535,546
               --           18,304        1,319,785       27,774,424        5,072,294               --       38,589,711
        3,457,642      (71,659,164)      (7,570,836)     (53,020,104)       8,725,818        2,831,475      (59,601,372)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,099,108      (74,446,004)      (4,818,217)     (23,009,359)      15,770,115        2,202,550      (17,476,115)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (16,752)          65,335           15,804          117,458          (18,755)         (23,092)         157,041
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   4,893,523    $ (29,313,104)   $  (4,961,931)   $ (20,318,703)   $  15,766,706    $   6,518,004    $ (20,315,770)
    =============    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $     460,743    $     887,194    $   2,145,377    $  14,639,538
       (1,824,284)        (478,118)      (1,296,468)        (324,763)      (4,171,038)      (1,898,899)      (7,004,084)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,824,284)        (478,118)      (1,296,468)         135,980       (3,283,844)         246,478        7,635,454
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,135,095        7,705,734       82,133,287        1,324,736        7,480,632       17,687,376        2,544,015
      (12,446,116)      (7,139,516)    (124,122,035)      (1,269,173)      (4,953,065)     (16,656,740)      (1,604,149)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,688,979          566,218      (41,988,748)          55,563        2,527,567        1,030,636          939,866
       15,711,265          943,627       34,726,123          813,413       32,205,119        8,082,585       44,689,221
      (53,995,450)      (8,512,850)     (27,682,001)      (2,265,814)     (56,999,558)       1,267,673      (74,511,518)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      (30,595,206)      (7,003,005)     (34,944,626)      (1,396,838)     (22,266,872)      10,380,894      (28,882,431)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           96,937           29,293          106,785            6,423          130,531          (10,400)          94,957
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $ (32,322,553)   $  (7,451,830)   $ (36,134,309)   $  (1,254,435)   $ (25,420,185)   $  10,616,972    $ (21,152,020)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                      JANUS ASPEN          MFS(R)
                                                         SERIES            GROWTH              MFS(R)
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $   2,289,494      $     100,777      $       8,185
  Mortality and expense risk and administrative
    charges.......................................      (6,872,815)          (342,015)          (451,540)
                                                     -------------      -------------      -------------
      Net investment income (loss)................      (4,583,321)          (241,238)          (443,355)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      19,411,282          1,156,967            963,207
  Cost of investments sold........................     (16,491,984)          (982,219)          (815,431)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....       2,919,298            174,748            147,776
  Realized gain distribution received.............      41,057,453            182,991          1,404,903
  Change in unrealized appreciation (depreciation)
    on investments................................    (147,911,692)          (483,943)        (6,283,009)
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............    (103,934,941)          (126,204)        (4,730,330)
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............         367,196              5,342             18,827
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting from operations.................   $(108,151,066)     $    (362,100)     $  (5,154,858)
                                                     =============      =============      =============

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                          UIF               PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $          --      $     647,829      $      22,999
  Mortality and expense risk and administrative
    charges.......................................        (490,056)          (434,711)           (42,481)
                                                     -------------      -------------      -------------
      Net investment income (loss)................        (490,056)           213,118            (19,482)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      12,928,070          2,330,473          1,087,547
  Cost of investments sold........................     (12,079,445)        (2,376,112)        (1,015,667)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....         848,625            (45,639)            71,880
  Realized gain distribution received.............       4,991,556          2,070,066                 --
  Change in unrealized appreciation (depreciation)
    on investments................................     (23,965,687)         2,057,980            230,672
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............     (18,125,506)         4,082,407            302,552
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............          54,600             (7,068)               (20)
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting from operations.................   $ (18,560,962)     $   4,288,457      $     283,050
                                                     =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -----------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (10,602,340)  $   (6,801,527)  $    8,420,513   $    6,317,777
    Net realized gain (loss) on investments..........      25,100,430       31,662,959            1,001             (610)
    Realized gain distribution received..............      50,255,513       24,098,794               --               77
    Change in unrealized appreciation (depreciation)
      on investments.................................    (165,613,796)      68,925,559             (249)             453
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         496,733         (300,890)         (31,510)         (20,754)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................    (100,363,460)     117,584,895        8,389,755        6,296,943
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     111,319,611       34,382,497      733,667,989    1,155,909,385
    Policyowners' surrenders.........................     (34,544,718)     (18,700,983)     (20,222,444)     (11,574,989)
    Policyowners' annuity and death benefits.........      (4,586,371)      (2,652,375)      (2,226,423)      (1,882,423)
    Net transfers from (to) Fixed Account............      18,702,189        1,385,445       (3,940,505)      (7,387,762)
    Transfers between Investment Divisions...........     104,018,850      157,351,663     (838,452,951)    (968,197,144)
    Withdrawal of seed money by NYLIAC...............              --               --               --               --
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............     194,909,561      171,766,247     (131,174,334)     166,867,067
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........      94,546,101      289,351,142     (122,784,579)     173,164,010
TOTAL EQUITY:
    Beginning of year................................     657,328,910      367,977,768      294,242,599      121,078,589
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  751,875,011   $  657,328,910   $  171,458,020   $  294,242,599
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -----------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (159,518)  $     (175,102)  $    2,573,198   $    1,528,260
    Net realized gain (loss) on investments..........       1,432,834          804,225        2,236,321        2,683,778
    Realized gain distribution received..............       1,319,785          462,134       27,774,424        8,277,954
    Change in unrealized appreciation (depreciation)
      on investments.................................      (7,570,836)       3,535,130      (53,020,104)      26,859,289
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          15,804          (11,646)         117,458         (106,692)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................      (4,961,931)       4,614,741      (20,318,703)      39,242,589
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................       2,723,634        1,111,621       39,597,773       14,574,035
    Policyowners' surrenders.........................      (1,153,047)        (487,657)     (16,123,878)      (9,356,112)
    Policyowners' annuity and death benefits.........        (176,519)        (112,067)      (2,585,778)      (1,640,052)
    Net transfers from (to) Fixed Account............       1,119,482          179,080        6,784,878         (207,261)
    Transfers between Investment Divisions...........       3,737,007        2,287,180       28,553,657       59,847,100
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............       6,250,557        2,978,157       56,226,652       63,217,710
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........       1,288,626        7,592,898       35,907,949      102,460,299
TOTAL EQUITY:
    Beginning of year................................      22,728,639       15,135,741      305,977,939      203,517,640
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   24,017,265   $   22,728,639   $  341,885,888   $  305,977,939
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $    3,097,598   $    1,509,545   $    2,811,167   $    2,376,269   $   45,067,565   $   40,092,949
         1,171,629          480,348       (1,358,534)         170,114       (2,805,144)         701,768
         8,506,734        6,416,144               --               --           18,304        7,725,965
       (24,166,144)       8,269,879        3,457,642       (4,154,780)     (71,659,164)     (12,128,579)
            33,834          (41,855)         (16,752)           1,610           65,335         (117,590)
    --------------   --------------   --------------   --------------   --------------   --------------
       (11,356,349)      16,634,061        4,893,523       (1,606,787)     (29,313,104)      36,274,513
    --------------   --------------   --------------   --------------   --------------   --------------
        35,826,218        2,620,934        7,725,487        3,472,181       34,654,297       20,962,012
        (3,786,921)      (1,292,532)      (3,508,145)      (2,236,959)     (23,653,886)     (17,095,230)
        (1,014,467)        (166,083)        (368,014)        (239,141)      (4,519,386)      (3,256,960)
        10,625,948          366,068        2,374,856         (223,529)       4,296,836         (606,163)
        42,067,416        8,760,834      (11,015,259)      21,161,456       (6,403,431)      54,594,175
       (10,000,000)              --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
        73,718,194       10,289,221       (4,791,075)      21,934,008        4,374,430       54,597,834
    --------------   --------------   --------------   --------------   --------------   --------------
        62,361,845       26,923,282          102,448       20,327,221      (24,938,674)      90,872,347
        65,034,280       38,110,998       60,001,109       39,673,888      400,992,742      310,120,395
    --------------   --------------   --------------   --------------   --------------   --------------
    $  127,396,125   $   65,034,280   $   60,103,557   $   60,001,109   $  376,054,068   $  400,992,742
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $       15,346   $     (267,183)  $    4,338,546   $    3,927,240   $   (2,996,696)  $   (1,602,606)
         1,972,003        3,098,267         (628,925)           1,261        3,535,546        2,567,721
         5,072,294               --               --            6,418       38,589,711       27,931,332
         8,725,818        7,362,393        2,831,475       (6,083,539)     (59,601,372)      34,621,533
           (18,755)         (20,443)         (23,092)           1,926          157,041         (173,616)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,766,706       10,173,034        6,518,004       (2,146,694)     (20,315,770)      63,344,364
    --------------   --------------   --------------   --------------   --------------   --------------
        10,319,353        6,471,643        5,472,326        5,568,019       64,316,841       16,960,756
        (9,385,090)      (6,675,519)      (4,394,982)      (3,545,674)     (16,395,828)      (7,639,866)
        (1,272,666)        (912,254)        (784,749)        (681,286)      (1,798,646)      (1,074,648)
         1,380,397          (65,568)       2,564,107          325,965       14,515,024        1,537,864
       (13,186,883)      (1,237,019)      (5,852,549)      21,251,994       65,007,661       63,978,954
    --------------   --------------   --------------   --------------   --------------   --------------
       (12,144,889)      (2,418,717)      (2,995,847)      22,919,018      125,645,052       73,763,060
    --------------   --------------   --------------   --------------   --------------   --------------
         3,621,817        7,754,317        3,522,157       20,772,324      105,329,282      137,107,424
       165,397,331      157,643,014       82,560,559       61,788,235      317,272,697      180,165,273
    --------------   --------------   --------------   --------------   --------------   --------------
    $  169,019,148   $  165,397,331   $   86,082,716   $   82,560,559   $  422,601,979   $  317,272,697
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                MAINSTAY VP
                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (3,237,978)  $  (1,261,919)  $    (420,475)  $    (180,410)
    Net realized gain (loss) on investments..........      9,749,317      26,734,785         259,120         250,616
    Realized gain distribution received..............     14,116,026       9,223,306          88,249              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (106,168,978)     61,187,782      (7,348,735)      5,818,304
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        361,322        (248,381)         29,647         (16,085)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................    (85,180,291)     95,635,573      (7,392,194)      5,872,425
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     87,989,207      39,131,214       7,574,559       4,260,261
    Policyowners' surrenders.........................    (33,770,454)    (19,102,715)     (1,866,785)       (868,297)
    Policyowners' annuity and death benefits.........     (5,347,452)     (2,992,825)       (185,365)       (152,200)
    Net transfers from (to) Fixed Account............     28,159,875       4,837,916       4,727,285       1,482,006
    Transfers between Investment Divisions...........     81,869,947     159,603,918       7,631,772      15,165,095
    Withdrawal of seed money by NYLIAC...............             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    158,901,123     181,477,508      17,881,466      19,886,865
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     73,720,832     277,113,081      10,489,272      25,759,290
TOTAL EQUITY:
    Beginning of year................................    684,700,676     407,587,595      50,327,503      24,568,213
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 758,421,508   $ 684,700,676   $  60,816,775   $  50,327,503
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                      CONTRAFUND(R)
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     135,980   $     210,667   $  (3,283,844)  $  (1,828,463)
    Net realized gain (loss) on investments..........         55,563         204,424       2,527,567       2,493,353
    Realized gain distribution received..............        813,413       1,370,648      32,205,119       4,369,968
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,265,814)       (239,125)    (56,999,558)     33,698,949
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,423          (3,911)        130,531         (98,601)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (1,254,435)      1,542,703     (25,420,185)     38,635,206
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      4,494,907       1,218,283      46,270,381      21,562,788
    Policyowners' surrenders.........................     (1,057,669)       (389,555)    (12,902,569)     (5,721,665)
    Policyowners' annuity and death benefits.........       (173,038)        (44,732)     (1,334,398)       (603,445)
    Net transfers from (to) Fixed Account............      2,043,766         383,374      25,809,383       4,530,876
    Transfers between Investment Divisions...........      4,278,613       5,730,352      43,697,704      69,788,898
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      9,586,579       6,897,722     101,540,501      89,557,452
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........      8,332,144       8,440,425      76,120,316     128,192,658
TOTAL EQUITY:
    Beginning of year................................     18,487,241      10,046,816     245,305,359     117,112,701
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,819,385   $  18,487,241   $ 321,425,675   $ 245,305,359
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MainStay VP                     MainStay VP                     MainStay VP
               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $    (185,290)  $    (102,852)  $  (1,824,284)  $    (351,819)  $    (478,118)  $     198,772   $  (1,296,468)  $    (431,695)
          122,839          77,286       7,688,979         324,711         566,218         (33,340)    (41,988,748)      2,334,162
          615,857              --      15,711,265       2,447,031         943,627              --      34,726,123       3,276,996
        1,282,595       1,098,415     (53,995,450)     13,826,296      (8,512,850)      5,050,045     (27,682,001)      8,718,638
           (1,064)         (3,398)         96,937         (39,596)         29,293         (16,473)        106,785         (35,455)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,834,937       1,069,451     (32,322,553)     16,206,623      (7,451,830)      5,199,004     (36,134,309)     13,862,646
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,230,310       1,282,654      56,917,203       3,625,755       3,736,916       1,634,924      27,374,775       3,509,225
         (925,689)       (439,054)     (4,319,692)       (382,671)     (1,173,756)       (385,998)     (3,433,805)       (977,668)
         (319,276)        (36,081)       (578,460)        (28,061)        (45,347)            (50)       (373,087)       (159,596)
        2,556,929         835,237      15,876,356       1,113,574       1,523,807         566,892      11,298,510       1,235,110
        5,068,496       6,389,989      87,344,821      15,046,226       6,271,420       5,707,840      44,204,440      11,588,412
               --              --     (15,000,000)             --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,610,770       8,032,745     140,240,228      19,374,823      10,313,040       7,523,608      79,070,833      15,195,483
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,445,707       9,102,196     107,917,675      35,581,446       2,861,210      12,722,612      42,936,524      29,058,129
       25,701,326      16,599,130      52,015,034      16,433,588      27,071,745      14,349,133      51,859,984      22,801,855
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,147,033   $  25,701,326   $ 159,932,709   $  52,015,034   $  29,932,955   $  27,071,745   $  94,796,508   $  51,859,984
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                       MFS(R)
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $     246,478   $    (175,571)  $   7,635,454   $   2,832,210   $  (4,583,321)  $  (2,256,400)  $    (241,238)  $    (130,173)
        1,030,636         580,522         939,866         805,452       2,919,298      11,604,159         174,748          15,261
        8,082,585       2,866,449      44,689,221              --      41,057,453              --         182,991          32,955
        1,267,673         473,073     (74,511,518)     46,892,559    (147,911,692)    102,746,265        (483,943)        812,574
          (10,400)        (11,677)         94,957        (137,780)        367,196        (268,363)          5,342          (1,900)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,616,972       3,732,796     (21,152,020)     50,392,441    (108,151,066)    111,825,661        (362,100)        728,717
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       17,665,558       8,723,485     117,758,343      30,725,045     119,333,550      18,445,442       5,227,254       2,753,891
       (6,681,888)     (3,848,099)    (21,229,768)     (7,304,738)    (19,051,964)     (6,629,373)       (931,527)       (336,762)
         (816,611)       (702,180)     (3,092,621)     (1,244,078)     (2,596,140)       (866,431)       (197,218)        (33,617)
        8,090,642       2,023,538      45,061,269       9,244,304      36,925,717       4,588,132       3,457,791       1,403,061
        6,691,225      29,068,136     147,098,302     151,576,991     154,207,110      77,716,412       3,983,700       9,619,218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       24,948,926      35,264,880     285,595,525     182,997,524     288,818,273      93,254,182      11,540,000      13,405,791
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,565,898      38,997,676     264,443,505     233,389,965     180,667,207     205,079,843      11,177,900      14,134,508
      123,981,942      84,984,266     338,124,580     104,734,615     329,693,894     124,614,051      18,732,369       4,597,861
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 159,547,840   $ 123,981,942   $ 602,568,085   $ 338,124,580   $ 510,361,101   $ 329,693,894   $  29,910,269   $  18,732,369
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                              MORGAN STANLEY
                                                                                                    UIF
                                                                  MFS(R)                     EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $    (443,355)  $     (83,450)  $    (490,056)  $    (155,055)
    Net realized gain (loss) on investments..........        147,776         179,884         848,625        (312,006)
    Realized gain distribution received..............      1,404,903          47,348       4,991,556              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (6,283,009)      1,849,509     (23,965,687)      9,467,305
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         18,827          (4,115)         54,600         (19,162)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (5,154,858)      1,989,176     (18,560,962)      8,981,082
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     17,653,674       2,836,575       9,211,505       1,600,831
    Policyowners' surrenders.........................     (1,225,528)       (170,420)     (1,431,130)       (638,716)
    Policyowners' annuity and death benefits.........       (217,255)         (1,713)       (139,645)        (42,089)
    Net transfers from (to) Fixed Account............      8,587,290       1,448,410       2,708,654         537,872
    Transfers between Investment Divisions...........     19,640,292       4,404,982      13,347,824       7,021,890
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     44,438,473       8,517,834      23,697,208       8,479,788
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     39,283,615      10,507,010       5,136,246      17,460,870
TOTAL EQUITY:
    Beginning of year................................     13,235,866       2,728,856      23,676,871       6,216,001
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  52,519,481   $  13,235,866   $  28,813,117   $  23,676,871
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     213,118   $     124,598   $     (19,482)  $      (9,489)
    Net realized gain (loss) on investments..........        (45,639)        256,614          71,880         104,879
    Realized gain distribution received..............      2,070,066         998,267              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      2,057,980      (1,375,827)        230,672          90,024
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (7,068)           (251)            (20)           (472)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      4,288,457           3,401         283,050         184,942
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      6,188,074       2,744,823         679,098         320,055
    Policyowners' surrenders.........................     (1,453,153)       (751,362)       (169,224)        (25,725)
    Policyowners' annuity and death benefits.........       (175,568)        (66,820)        (79,360)             --
    Net transfers from (to) Fixed Account............      3,456,556       1,185,381         245,403         (76,098)
    Transfers between Investment Divisions...........      5,699,471      11,526,859       1,983,406       1,238,541
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,715,380      14,638,881       2,659,323       1,456,773
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     18,003,837      14,642,282       2,942,373       1,641,715
TOTAL EQUITY:
    Beginning of year................................     24,724,011      10,081,729       2,065,523         423,808
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  42,727,848   $  24,724,011   $   5,007,896   $   2,065,523
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages(R) Premium Plus Variable Annuity and MainStay Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for all Series I, Series II and Series III policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) within two Business Days after receipt. (For LifeStages(R) Variable Annuity policies issued in the state of New York, initial premium payments are allocated to the Cash Management Investment Division for 15 days before being allocated to the specific Investment Divisions selected by the policyowner; initial premium payments designated for the Fixed Account are allocated as requested by the policyowner within two Business Days after receipt.) For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) at the close of the

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2000, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,478             172,035              11,933
Identified cost*.........................................    $737,706            $172,034            $145,245

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Number of shares.........................................     28,309               5,407               3,389
Identified cost*.........................................   $717,140            $ 60,311            $ 35,138

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $283,922            $334,794            $ 96,358
Proceeds from sales......................................      48,749             457,903              10,777

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Purchases................................................   $191,020            $ 19,181            $ 12,967
Proceeds from sales......................................     20,676               1,569               1,888

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          5,965           43,300            2,025           17,858           10,463            6,860           17,465
       $ 61,129         $490,580         $ 26,353         $327,730         $164,681         $ 91,206         $432,551

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
         10,791            3,194            4,048           13,441           13,584            6,273           24,870
       $198,213         $ 33,532         $112,305         $ 29,089         $323,631         $152,530         $614,223

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,921         $ 82,132         $ 22,442         $ 92,842         $ 18,230         $ 12,871         $173,310
         20,936           32,701           15,015            6,099           25,303           11,536           11,631

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $174,728         $ 18,531         $194,869         $ 11,894         $138,305         $ 51,081         $341,472
         20,135            7,706           82,133            1,325            7,481           17,687            2,544

--------------------------------------------------------------------------------

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................       13,846                 1,428                    2,533
Identified cost*................................     $539,684              $ 29,262                 $ 56,854

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        4,077                 2,193                      416
Identified cost*................................     $ 46,369              $ 41,935                 $  4,701

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $345,649              $ 12,683                 $ 46,499
Proceeds from sales.............................       19,411                 1,157                      963

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 41,196              $ 18,380                 $  3,737
Proceeds from sales.............................       12,928                 2,330                    1,088

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..............         --                  --                --                  --
Units issued on premium payments.......................      3,837               1,403           604,129             994,277
Units redeemed on surrenders...........................     (1,216)               (761)          (14,313)             (9,939)
Units redeemed on annuity and death benefits...........       (163)               (109)           (1,838)             (1,624)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        648                  51            (3,589)             (6,353)
Units issued (redeemed) on transfers between Investment
  Divisions............................................      3,663               6,500           (700,084)          (833,417)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      6,769               7,084           (115,695)           142,944
Units outstanding, beginning of year...................     23,024              15,940           248,786             105,842
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,793              23,024           133,091             248,786
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................        117                  --             7,189                  --
Units redeemed on surrenders...........................         (5)                 --            (2,874)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               245                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (486)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        123                  --             4,074                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        123                  --             4,074                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................        130                  --             2,624                  --
Units redeemed on surrenders...........................         (1)                 --               (58)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         70                  --               122                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (102)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        210                  --             2,586                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        210                  --             2,586                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999
    ---------------------------------------------------------------
       (629)         --        --          --        --          --
      1,955         178       579         287     2,139       1,369
       (220)        (92)     (283)       (184)   (1,512)     (1,120)
        (60)        (11)      (30)        (20)     (289)       (213)
        625          22       187         (19)      266         (40)
      2,376         590      (953)      1,736      (420)      3,553
    --------   --------   --------   --------   --------   --------
      4,047         687      (500)      1,800       184       3,549
      3,826       3,139     5,008       3,208    25,509      21,960
    --------   --------   --------   --------   --------   --------
      7,873       3,826     4,508       5,008    25,693      25,509
    ========   ========   ========   ========   ========   ========
        163          --        21          --        89          --
         (2)         --        --          --        (3)         --
         --          --        --          --        --          --
         (8)         --        --          --        --          --
         (3)         --         6          --        (1)         --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
    ========   ========   ========   ========   ========   ========
         59          --         4          --        45          --
         --          --        --          --        --          --
         --          --        --          --        --          --
         16          --         1          --        17          --
          6          --        --          --        (8)         --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments.......................        155                  71             1,727                 771
Units redeemed on surrenders...........................        (68)                (31)             (765)               (492)
Units redeemed on annuity and death benefits...........        (11)                 (7)             (123)                (86)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         65                  11               316                 (15)
Units issued (redeemed) on transfers between Investment
  Divisions............................................        211                 148             1,363               3,195
                                                           -------            --------           --------           --------
  Net increase (decrease)..............................        352                 192             2,518               3,373
Units outstanding, beginning of year...................      1,204               1,012            14,509              11,136
                                                           -------            --------           --------           --------
Units outstanding, end of year.........................      1,556               1,204            17,027              14,509
                                                           =======            ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................         13                  --               295                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --                --                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................          5                  --                 2                  --
                                                           -------            --------           --------           --------
  Net increase (decrease)..............................         18                  --               297                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           -------            --------           --------           --------
Units outstanding, end of year.........................         18                  --               297                  --
                                                           =======            ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................          4                  --                39                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          8                  --                17                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         --                  --                --                  --
                                                           -------            --------           --------           --------
  Net increase (decrease)..............................         12                  --                56                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           -------            --------           --------           --------
Units outstanding, end of year.........................         12                  --                56                  --
                                                           =======            ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
        591         385       418         458     2,211         711     3,173       1,556
       (564)       (400)     (356)       (292)     (586)       (319)   (1,266)       (763)
        (76)        (54)      (64)        (56)      (64)        (45)     (201)       (120)
         80          (5)      202          28       501          63     1,047         188
       (850)       (148)     (483)      1,740     2,331       2,672     3,037       6,369
    -------    --------   --------   --------   --------   --------   --------   --------
       (819)       (222)     (283)      1,878     4,393       3,082     5,790       7,230
      9,782      10,004     6,871       4,993    11,321       8,239    24,805      17,575
    -------    --------   --------   --------   --------   --------   --------   --------
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    =======    ========   ========   ========   ========   ========   ========   ========
         22          --        17          --       141          --       142          --
         --          --        --          --        (2)         --        (4)         --
         --          --        --          --        --          --        --          --
         --          --        --          --        (3)         --        (4)         --
         --          --        (1)         --         3          --         1          --
    -------    --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
         --          --        --          --        --          --        --          --
    -------    --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
    =======    ========   ========   ========   ========   ========   ========   ========
          6          --        13          --        86          --       176          --
         --          --        --          --        (2)         --        --          --
         --          --        --          --        --          --        --          --
          1          --         5          --        76          --        38          --
         --          --        --          --         3          --         3          --
    -------    --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
         --          --        --          --        --          --        --          --
    -------    --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
    =======    ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP           MAINSTAY VP
                                                      AMERICAN CENTURY        DREYFUS LARGE
                                                       INCOME & GROWTH        COMPANY VALUE
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..........       --          --        --          --
Units issued on premium payments...................      611         370       371         123
Units redeemed on surrenders.......................     (157)        (75)      (87)        (43)
Units redeemed on annuity and death benefits.......      (16)        (14)      (29)         (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      386         127       231          80
Units issued (redeemed) on transfers between
  Investment Divisions.............................      633       1,326       473         611
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    1,457       1,734       959         768
Units outstanding, beginning of year...............    3,997       2,263     2,397       1,629
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    5,454       3,997     3,356       2,397
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       17          --        13          --
Units redeemed on surrenders.......................       --          --        (1)         --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         5          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       17          --        17          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       17          --        17          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................       10          --         6          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       14          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       24          --        14          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       24          --        14          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP
        EAGLE ASSET           MAINSTAY VP                                     CALVERT
        MANAGEMENT            LORD ABBETT          ALGER AMERICAN             SOCIAL
       GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION         BALANCED
    -------------------   -------------------   ---------------------   -------------------
    2000(a)      1999     2000(a)      1999      2000(a)      1999      2000(a)      1999
    ---------------------------------------------------------------------------------------
       (880)         --        --          --         --          --         --          --
      2,728         247       325         164      1,664         263        227          69
       (212)        (27)     (112)        (39)      (221)        (74)       (56)        (22)
        (29)         (2)       (4)         --        (24)        (13)        (9)         (3)
        780          76       141          55        726          90        104          22
      4,206       1,028       515         523      2,449         893        231         327
    --------   --------   --------   --------   --------    --------    --------   --------
      6,593       1,322       865         703      4,594       1,159        497         393
      2,730       1,408     2,276       1,573      3,063       1,904        987         594
    --------   --------   --------   --------   --------    --------    --------   --------
      9,323       2,730     3,141       2,276      7,657       3,063      1,484         987
    ========   ========   ========   ========   ========    ========    ========   ========
         69          --         9          --         68          --         11          --
         (7)         --        --          --         (1)         --         --          --
         --          --        --          --         --          --         --          --
         (5)         --        --          --         (2)         --         --          --
         (2)         --        --          --          4          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
    ========   ========   ========   ========   ========    ========    ========   ========
        149          --        23          --         94          --         11          --
         (5)         --        --          --         (5)         --         --          --
         --          --        --          --         --          --         --          --
         73          --         2          --         52          --         10          --
        (10)         --       (21)         --          1          --         (2)         --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
    ========   ========   ========   ========   ========    ========    ========   ========

--------------------------------------------------------------------------------

                                                          FIDELITY              FIDELITY
                                                           VIP II                  VIP
                                                        CONTRAFUND(R)         EQUITY-INCOME
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units issued on premium payments...................    2,249       1,197     1,137         571
Units redeemed on surrenders.......................     (651)       (318)     (442)       (252)
Units redeemed on annuity and death benefits.......      (67)        (34)      (54)        (46)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    1,280         248       533         131
Units issued (redeemed) on transfers between
  Investment Divisions.............................    2,168       3,889       449       1,885
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    4,979       4,982     1,623       2,289
Units outstanding, beginning of year...............   12,004       7,022     8,139       5,850
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................   16,983      12,004     9,762       8,139
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       45          --        24          --
Units redeemed on surrenders.......................       (1)         --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        2          --         3          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       46          --        27          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       46          --        27          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................      101          --        18          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       47          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)         --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................      147          --        26          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................      147          --        26          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
        JANUS ASPEN             SERIES
          SERIES               WORLDWIDE        MFS(R) GROWTH WITH      MFS(R) RESEARCH
         BALANCED               GROWTH             INCOME SERIES            SERIES
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
      5,644       1,688     4,553         986       457         255     1,163         252
     (1,051)       (403)     (748)       (353)      (84)        (31)      (86)        (14)
       (154)        (69)     (102)        (49)      (18)         (3)      (16)         --
      2,184         504     1,451         233       291         132       598         125
      7,227       8,437     5,702       4,144       364         897     1,396         384
    --------   --------   --------   --------   --------   --------   --------   --------
     13,850      10,157    10,856       4,961     1,010       1,250     3,055         747
     16,575       6,418    12,816       7,855     1,685         435       999         252
    --------   --------   --------   --------   --------   --------   --------   --------
     30,425      16,575    23,672      12,816     2,695       1,685     4,054         999
    ========   ========   ========   ========   ========   ========   ========   ========
        157          --       135          --        10          --        74          --
         --          --        (8)         --        --          --        (1)         --
         --          --        --          --        --          --        --          --
         --          --        (2)         --        --          --        (8)         --
          3          --         2          --         1          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
    ========   ========   ========   ========   ========   ========   ========   ========
        189          --       229          --         7          --        96          --
         (2)         --        (6)         --        --          --        (4)         --
         --          --        --          --        --          --        --          --
        106          --       106          --        25          --        62          --
          1          --         4          --        --          --        25          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
                                                             UIF                                       VAN ECK
                                                          EMERGING            T. ROWE PRICE           WORLDWIDE
                                                       MARKETS EQUITY         EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999     2000(a)      1999
                                                     ------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments...................      721         156       583         262        66          36
Units redeemed on surrenders.......................     (118)        (61)     (143)        (71)      (17)         (3)
Units redeemed on annuity and death benefits.......      (11)         (4)      (17)         (6)       (8)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      233          51       331         112        24          (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      874         676       538       1,095       188         138
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................    1,699         818     1,292       1,392       253         163
Units outstanding, beginning of year...............    1,659         841     2,387         995       216          53
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................    3,358       1,659     3,679       2,387       469         216
                                                     ========   ========   ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................        7          --         5          --         2          --
Units redeemed on surrenders.......................       (1)         --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         8          --        --          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        6          --        13          --         2          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        6          --        13          --         2          --
                                                     ========   ========   ========   ========   ========   ========

SERIES III POLICIES
Units issued on premium payments...................        4          --         6          --        --          --
Units redeemed on surrenders.......................       --          --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        3          --         6          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        (3)         --         5          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        7          --         9          --         5          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        7          --         9          --         5          --
                                                     ========   ========   ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                             MAINSTAY VP
                                                                        CAPITAL APPRECIATION
                                                           -----------------------------------------------
                                                           2000(c)    1999      1998      1997      1996
                                                           -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................   $28.55    $23.09    $16.95    $13.92    $11.89
Net investment income (loss)............................    (0.40)    (0.34)    (0.25)    (0.22)    (0.17)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (3.01)     5.80      6.39      3.25      2.20
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $25.14    $28.55    $23.09    $16.95    $13.92
                                                           ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (0.43)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 9.48    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (1.28)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 8.67    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                 GOVERNMENT
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $11.98    $12.37    $11.51    $10.66    $10.57
Net investment income (loss)............................         0.70      0.53      0.70      0.69      0.86
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................         0.58     (0.92)     0.16      0.16     (0.77)
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $13.26    $11.98    $12.37    $11.51    $10.66
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.45        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.85)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.60    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.13        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.49    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                       MAINSTAY VP
                    CASH MANAGEMENT                                     CONVERTIBLE
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35    $10.00
      0.05      0.04      0.04      0.04      0.04      0.48      0.45      0.49      0.38      0.08
      0.01        --        --        --     (0.01)    (1.56)     4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.24    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $15.92    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.03        --        --        --        --      0.35        --        --        --        --
        --        --        --        --        --     (1.31)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $   --    $   --    $   --    $   --    $ 9.04    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.02        --        --        --        --      0.49        --        --        --        --
        --        --        --        --        --     (1.82)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.02    $   --    $   --    $   --    $   --    $ 8.67    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
      1.75      1.69      1.31      1.05      1.02     (0.11)    (0.16)     0.16      0.90      0.87
     (2.88)    (0.09)    (1.14)     0.38      0.67     (3.51)     4.09      2.47     (0.46)     0.11
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.59    $15.72    $14.12    $13.95    $12.52    $15.26    $18.88    $14.95    $12.32    $11.88
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      1.92        --        --        --        --     (0.02)       --        --        --        --
     (2.63)       --        --        --        --     (0.63)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.29    $   --    $   --    $   --    $   --    $ 9.35    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      2.13        --        --        --        --      0.07        --        --        --        --
     (2.98)       --        --        --        --     (0.67)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.15    $   --    $   --    $   --    $   --    $ 9.40    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                TOTAL RETURN
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $21.09    $18.28    $14.58    $12.55    $11.36
Net investment income (loss)............................         0.16      0.11      0.17      0.17      0.27
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (1.36)     2.70      3.53      1.86      0.92
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $19.89    $21.09    $18.28    $14.58    $12.55
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.17        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.97)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.20    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.34        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.52)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.82    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                GROWTH EQUITY
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $28.02    $21.87    $17.52    $14.01    $11.42
Net investment income (loss)............................        (0.22)    (0.16)    (0.07)    (0.06)     0.05
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.09)     6.31      4.42      3.57      2.54
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $26.71    $28.02    $21.87    $17.52    $14.01
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (0.62)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.37    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.08        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
        --     (0.03)     0.04      0.07      0.11      0.66      0.63      0.80      0.76      0.99
      1.91      1.18     (0.95)     2.84      2.33      0.33     (0.98)     0.07      0.10     (0.92)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $18.82    $16.91    $15.76    $16.67    $13.76    $13.01    $12.02    $12.37    $11.50    $10.64
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.11        --        --        --        --      1.15        --        --        --        --
      0.93        --        --        --        --     (0.53)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $11.04    $   --    $   --    $   --    $   --    $10.62    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.24        --        --        --        --      1.03        --        --        --        --
      0.33        --        --        --        --     (0.60)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.57    $   --    $   --    $   --    $   --    $10.43    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                              MAINSTAY VP                   MAINSTAY VP
                      MAINSTAY VP                          AMERICAN CENTURY                   DREYFUS
                    INDEXED EQUITY                          INCOME & GROWTH             LARGE COMPANY VALUE
    -----------------------------------------------   ---------------------------   ---------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
    -----------------------------------------------------------------------------------------------------------
    $27.60    $23.19    $18.30    $13.97    $11.58    $12.59    $10.86    $10.00    $10.72    $10.19    $10.00
     (0.12)    (0.06)       --      0.09      0.21     (0.09)    (0.06)    (0.02)    (0.07)    (0.05)    (0.03)
     (2.80)     4.47      4.89      4.24      2.18     (1.42)     1.79      0.88      0.62      0.58      0.22
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $24.68    $27.60    $23.19    $18.30    $13.97    $11.08    $12.59    $10.86    $11.27    $10.72    $10.19
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.05        --        --        --        --      0.02        --        --      0.03        --        --
     (0.65)       --        --        --        --     (0.81)       --        --      0.46        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.40    $   --    $   --    $   --    $   --    $ 9.21    $   --    $   --    $10.49    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.19        --        --        --        --      0.07        --        --      0.07        --        --
     (1.03)       --        --        --        --     (1.02)       --        --      0.30        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.16    $   --    $   --    $   --    $   --    $ 9.05    $   --    $   --    $10.37    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                       EAGLE ASSET                MAINSTAY VP LORD
                                                                       MANAGEMENT                      ABBETT
                                                                         GROWTH                      DEVELOPING
                                                                         EQUITY                        GROWTH
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $19.06    $11.68    $10.00    $11.89    $ 9.12    $10.00
Net investment income (loss)............................        (0.28)    (0.19)    (0.09)    (0.15)     0.10     (0.08)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.86)     7.57      1.77     (2.25)     2.67     (0.80)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $16.92    $19.06    $11.68    $ 9.49    $11.89    $ 9.12
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.10)       --        --     (0.02)       --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (0.39)       --        --     (0.85)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.51    $   --    $   --    $ 9.13    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --     (0.07)       --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.82)       --        --     (0.74)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.13    $   --    $   --    $ 9.19    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                  FIDELITY
                                                                                   VIP II
                                                                                CONTRAFUND(R)
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $20.44    $16.68    $13.01    $10.63    $10.00
Net investment income (loss)............................        (0.22)    (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.40)     3.95      3.81      2.52      0.66
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $18.82    $20.44    $16.68    $13.01    $10.63
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..         0.02        --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.93    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (0.39)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.56    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         ALGER
                       AMERICAN                                           CALVERT
                         SMALL                                            SOCIAL
                    CAPITALIZATION                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.93    $11.97    $10.51    $ 9.57    $10.00    $18.72    $16.92    $14.76    $12.46    $11.22
     (0.22)    (0.18)    (0.15)    (0.14)    (0.02)     0.10      0.27      0.29      0.31      0.35
     (4.55)     5.14      1.61      1.08     (0.41)    (0.93)     1.53      1.87      1.99      0.89
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.16    $16.93    $11.97    $10.51    $ 9.57    $17.89    $18.72    $16.92    $14.76    $12.46
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.10)       --        --        --        --      0.24        --        --        --        --
     (1.34)       --        --        --        --     (0.88)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 8.56    $   --    $   --    $   --    $   --    $ 9.36    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.21        --        --        --        --
     (2.00)       --        --        --        --     (1.11)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 7.95    $   --    $   --    $   --    $   --    $ 9.10    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                       FIDELITY                                         JANUS ASPEN
                          VIP                                             SERIES
                     EQUITY-INCOME                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.23    $14.53    $13.20    $10.45    $10.00    $20.40    $16.32    $12.32    $10.24    $10.00
      0.03     (0.03)    (0.08)    (0.13)    (0.02)     0.31      0.25      0.42      0.28      0.17
      1.03      0.73      1.41      2.88      0.47     (1.05)     3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.29    $15.23    $14.53    $13.20    $10.45    $19.66    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --        --        --      0.14        --        --        --        --
      0.73        --        --        --        --      0.10        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.65    $   --    $   --    $   --    $   --    $10.24    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.12        --        --        --        --
      0.56        --        --        --        --     (0.47)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.51    $   --    $   --    $   --    $   --    $ 9.65    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                                                                                   SERIES
                                                                                  WORLDWIDE
                                                                                   GROWTH
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $25.73    $15.86    $12.48    $10.36    $10.00
Net investment income (loss)............................        (0.24)    (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (4.10)    10.10      3.18      2.15      0.28
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $21.39    $25.73    $15.86    $12.48    $10.36
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.06)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (0.78)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.16    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.02)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..        (1.56)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.42    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                         T. ROWE                       VAN ECK
                                                                          PRICE                       WORLDWIDE
                                                                         EQUITY                         HARD
                                                                         INCOME                        ASSETS
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $10.36    $10.13    $10.00    $ 9.57    $ 8.02    $10.00
Net investment income (loss)............................         0.07      0.07      0.08     (0.06)    (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..         1.12      0.16      0.05      1.00      1.62     (1.92)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.55    $10.36    $10.13    $10.51    $ 9.57    $ 8.02
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.04)       --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..         1.03        --        --      0.52        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.08    $   --    $   --    $10.48    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.01)       --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions received..         0.81        --        --      0.64        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.86    $   --    $   --    $10.63    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              MFS(R)                                                            MORGAN STANLEY
              GROWTH                                                                  UIF
               WITH                         MFS(R)                             EMERGING MARKETS
           INCOME SERIES                RESEARCH SERIES                             EQUITY
    ---------------------------   ---------------------------   -----------------------------------------------
    2000(c)    1999     1998(b)   2000(c)    1999     1998(b)   2000(c)    1999      1998      1997     1996(a)
    -----------------------------------------------------------------------------------------------------------
    $11.12    $10.57    $10.00    $13.25    $10.83    $10.00    $14.27    $ 7.40    $ 9.89    $10.00    $10.00
     (0.11)    (0.12)    (0.07)    (0.19)    (0.15)    (0.07)    (0.17)    (0.13)    (0.08)    (0.05)     0.02
     (0.06)     0.67      0.64     (0.62)     2.57      0.90     (5.55)     7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.95    $11.12    $10.57    $12.44    $13.25    $10.83    $ 8.55    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --     (0.08)       --        --     (0.27)       --        --        --        --
     (0.17)       --        --     (1.06)       --        --     (3.52)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.75    $   --    $   --    $ 8.86    $   --    $   --    $ 6.21    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --     (0.04)       --        --     (0.03)       --        --        --        --
     (0.35)       --        --     (1.47)       --        --     (2.75)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.60    $   --    $   --    $ 8.49    $   --    $   --    $ 7.22    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as Lifestages(R) Annuity Separate Account) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

--------------------------------------------------------------------------------

To Policyowners:

The assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, NYLIAC MFA Separate Account-I, NYLIAC MFA Separate Account-II, and NYLIAC VLI Separate Account are invested in shares of the MainStay VP Series Fund, Inc. In addition, the assets of NYLIAC Variable Annuity Separate Accounts-I, II, and III, NYLIAC Variable Universal Life Separate Account-I, and NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, may be invested in shares of The Alger American Fund, Calvert Variable Series, Inc, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust, which are not affiliated with the MainStay VP Series Fund, Inc. or NYLIAC and any of its subsidiaries.

At the Annual Meeting of the Board of Directors of the Fund held on November 13, 2000, executive officers of the Fund were elected. On December 28, 2000, a dividend distribution was paid to NYLIAC Variable Annuity Separate Accounts-I, II, and III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, NYLIAC MFA Separate Accounts-I and II, and NYLIAC VLI Separate Account, as the sole shareholders of record of the MainStay VP Series Fund, Inc.

/s/ RICHARD M. KERNAN JR.

Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The year 2000 was one of the most volatile on record, with violent sector swings and dramatic changes in sentiment. The year started with investors moving rapidly into "new economy" technology and Internet stocks. In mid-March, however, the NASDAQ Index(1) shifted into a downward spiral, dropping 55% from its March highs, to end the year down 39%. The decline began around the time of the Microsoft antitrust decision and continued amid slumping PC sales, plummeting DRAM (dynamic random access memory) prices, and decelerating demand for wireless services.

During the first half of the year, many companies revised their earnings estimates, as Federal Reserve tightening raised the targeted federal funds rate by 100 basis points from January through May. Energy prices rose as the cost of capital increased, putting a squeeze on corporate profitability. The result was a dramatic slowdown in economic growth, with sluggish retail sales, slower employment growth, lower auto sales, and several layoff announcements in the fourth quarter.

By year-end, hints of a possible recession led the Federal Reserve to move to an easing bias, and in January 2001, the Fed moved to cut rates by 50 basis points to put the economy back on track. Inflation remained subdued throughout the year, but remains an ongoing concern.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Capital Appreciation Portfolio returned -10.72%, underperforming the -8.17% return of the average Lipper(2) Variable Products Capital Appreciation Portfolio and the -9.10% return of the S&P 500(R) Index(3) for the year.

The Portfolio's strong performance relative to its peers resulted largely from lower exposure to technology stocks and better performance from those owned by the Portfolio. Higher weightings among financial and utility stocks than many of its peers also helped boost the Portfolio's relative performance. During the year, the Portfolio benefited from an overweighted position in health care stocks, which performed well as falling prices among technology and telecommunications issues drove investors to more defensive sectors. Consumer-related issues had a mixed performance, with consumer cyclicals declining and many retailers facing sluggish sales. With rising oil and natural gas prices, energy and utility stocks generally showed strong performance throughout the year. A number of financial issues managed to weather the ups and downs of the economy in 2000, and we added to the Portfolio's financial holdings by purchasing Household International, MBNA, and Mellon Financial. Although the Portfolio remained underweighted in financial stocks at year-end, each of these additions had a positive impact on performance.

BEST AND WORST PERFORMERS
Among the Portfolio's top-performing stocks was Kohl's, a retailer that successfully entered the metro -- New York market in the Spring of 2000, earning 70% for the year. AES is a global power company that benefited from deregulation, consolidation, and privatization in the utility industry and returned 50% for the year. Medtronic, a medical device manufacturer, showed strong earnings growth and gained 65% as investors moved into more defensive sectors. Tyco International is a diversified manufacturing company that recovered from previous setbacks and advanced 43% for the year. Corning, a producer of optical fiber, cable, and photonic components, also had a strong year, advancing 23% as investors re-appraised this "old economy" stock as being on the cutting edge of the "new economy."

Unfortunately, in a down year for the market, the Portfolio was negatively impacted by several of its holdings. Microsoft, which suffered from antitrust action and decelerating trends in its core business, was down 63% for the year, and had the greatest negative impact on the Portfolio's performance. Motorola faced slowing demand for wireless handsets and falling DRAM prices and slipped 59% in 2000. WorldCom dropped significantly after the government refused to approve a merger with Sprint. We sold the stock in the fall at $18 -- down 71% from the beginning of the year. The Portfolio benefited from the sale, however, as the stock slipped to $14 by year-end. Home Depot, which had been a strong performer in 1999, dropped 40% in 2000 with declining lumber prices and slower store traffic. We have reduced the Portfolio's weighting in this stock, but believe that its new CEO may be able to generate a recovery.

SIGNIFICANT PURCHASES AND SALES
As the health care industry outperformed through much of the year, the Portfolio added Bristol-Meyers, a pharmaceutical company that closed the year up 16% from the Portfolio's purchase price. The Portfolio also took a position in Baxter, a medical supplies company that rose 35%, and Allergan, a specialty pharmaceutical manufacturer that gained 42% from the time of purchase through year-end. Other health care additions during the year included Andrx, Celgene, and Protein Design Labs, all of which had a positive impact on the Portfolio's performance.

The Portfolio increased its energy and utility weighting with the addition of two natural gas producers, Enron (+17%) and El Paso Energy (+8%). The Portfolio also benefited from Calpine, which profited from higher energy prices and increasing power demand. The stock gained 23% from the time of purchase through the end of the year.

With the telecommunications industry suffering major setbacks, the Portfolio eliminated its exposure to telecommunication service providers, including Alltel, Global Crossing, Nextel, WorldCom, and Voicestream. As the sector continued to decline after these stocks were sold, the decision had a positive impact, despite negative returns for the year.

Technology stocks faced some of the worst setbacks in their history in 2000 and fortunately, the Portfolio carried less exposure to the sector than many of its peers -- including very few Internet stocks, which were among the hardest-hit issues. During the year, the Portfolio reduced holdings in AOL and sold off holdings in Compuware, Lucent, Priceline, and Compaq. All of these stocks continued to decline, which underscored the prudence of our decision to sell.

Recognizing the importance of consistent earnings growth in a defensive market environment, the Portfolio eliminated Circuit City and Cendant, two stocks whose inconsistent performance increased their downside potential. In light of continuing price erosion in these issues, the sales had a positive impact on the Portfolio's performance in a declining year.

LOOKING AHEAD
We expect investors to continue to be attracted to companies that can consistently deliver above-average revenue and earnings growth, particularly in times of economic weakness. We believe that in 2001, stock picking will be critical in an environment marked by benign inflation, attractive valuations, and falling interest rates. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital. Dividend income, if any, will remain a secondary objective.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                  CAPITAL APPRECIATION
                                                        PORTFOLIO                  S&P 500(R)             CONSUMER PRICE INDEX
                                                  --------------------             ----------             --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    12054.00                    11007.00                    10275.00
1994                                                    11526.00                    11149.00                    10549.30
1995                                                    15650.00                    15338.80                    10785.60
1996                                                    18584.40                    18857.50                    11142.60
1997                                                    22950.00                    25148.00                    11332.00
1998                                                    31703.00                    32336.00                    11515.00
1999                                                    39759.00                    39139.00                    11823.00
2000                                                    35497.00                    35578.00                    12223.00

    One Year: -10.72%       Five Years: 17.80%       Since Inception: 17.33% (1/29/93)

(1) "The NASDAQ Composite Index" is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(3) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of income and capital gains distributions. An investment cannot be made directly into an index.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The year 2000 began close to where 1999 left off -- with real growth in U.S. gross domestic product at a 5.5% annualized rate in the first quarter, following a 7.3% annualized rate in the fourth quarter of 1999. Faced with unexpectedly strong domestic demand, near record low unemployment levels, and a widening current account deficit, the Federal Reserve Board raised the targeted federal funds rate three times during the first half of the year, by a total of 1.00%, to a level of 6.5%.

Rising energy prices, a strong dollar, and the effects of a cumulative 1.75% of tightening rates from June 1999 through May 2000 began to slow the economy during the third quarter. In addition, several major stock-market indices declined, as an increasing number of firms announced earnings shortfalls. Losses in the equity market and the prospect of higher energy bills over the winter negatively impacted consumer confidence and slowed personal spending.

Economic reports during the third quarter confirmed that the U.S. economy had slowed significantly from the fast pace earlier in the year. Reports that nominal GDP growth was just 2.2% during the third quarter, however, suggested that the economy was slowing faster than most observers anticipated. As evidence mounted that the risks of a recession outweighed those of inflation, the Federal Reserve Board took the unprecedented step of moving from a tightening bias directly to an easing bias at its December meeting.

Within the money markets, the commercial-paper sector experienced some dislocations in the latter half of 2000, as economic conditions and equity-market volatility caused investors to become increasingly risk averse. Large year-end premiums were charged to all but the highest-rated companies seeking capital in the commercial paper market. Lucent and DaimlerChrysler were among the companies forced to pay a premium due to earnings shortfalls and other unfavorable news. Xerox faced a downgrading by the ratings agencies, and was essentially shut out of the commercial paper market. In California, utilities faced mounting losses and possible bankruptcy, as they were unable to pass their higher energy costs on to their customers.

PERFORMANCE REVIEW
For the seven-day period ended December 31, 2000, the MainStay VP Cash Management Portfolio provided an effective yield of 6.29% and a current yield of 6.10%. For the 12 months ended December 31, 2000, the Portfolio returned 6.06%, slightly exceeding the 5.99% return of the average Lipper(1) Variable Products Money Market Portfolio over the same period.

STRATEGIC MATURITY AND SECTOR POSITIONING
During the first half of the year, we maintained the average maturity of the Portfolio at a substantially shorter position than the average money market portfolio. This strategy proved effective in a rising interest-rate environment. As of June 30, 2000, the Portfolio's average maturity stood at 39 days.

As the economy started to slow during the third quarter, we lengthened the average maturity of the portfolio to a more neutral position. As of September 30, 2000, the Portfolio's average maturity stood at 52 days. This positioning negatively impacted Portfolio performance, as the Federal Reserve, while holding rates steady, was still in a tightening mode. In the fourth quarter, we lengthened the average maturity of the Portfolio further. As money-market yields declined sharply during the month of December, this positioning had a positive impact on Portfolio performance. On December 31, 2000, the Portfolio's average maturity stood at 56 days.

The Portfolio benefited from its investment in higher-yielding asset-backed commercial paper and floating-rate notes. While past performance is no guarantee of future results, in times of economic uncertainty, floating-rate notes have historically outperformed other money-market securities, as their coupon rates tend to correspond to market levels much sooner than investments with a fixed coupon.

HIGH CREDIT QUALITY
The Portfolio's investments throughout the annual period centered on floating-rate notes, bank certificates of deposit (CDs), commercial paper, and asset-backed commercial paper. By industry, the Portfolio mainly invested in securities of banks and bank holding companies, finance, insurance, brokerage, telecommunications and industrial companies. The Portfolio also invested in government-sponsored agencies such as Fannie Mae. Throughout the year, we remained focused on purchasing only high-quality instruments, with all securities purchased for the Portfolio rated A-1/P-1 or higher. These are first-tier securities, or generally those money-market instruments in the highest rating category. The Portfolio was not invested in any second-tier securities nor did it invest in split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). The Portfolio's concentration on the highest-quality securities helped manage portfolio risk.

LOOKING AHEAD
Following the release of the National Association of Purchasing Management(2)
(NAPM) report on January 3, 2001 that painted a rather bleak picture of economic activity, the Federal Reserve Board surprised the capital markets by cutting the targeted federal portfolios rate by 50 basis points to 6.0% on that same day. While this action by the Fed provided an immediate boost to the U.S. equity markets, we expect the economy to continue to slow in the near term. Thus, we also expect that the Fed's early move will be the first of several interest-rate cuts. We believe that as of early January 2001, the money markets had already priced in 1.00% to 1.50% of easing by mid-year.

As the economy slows, we intend to maintain the Portfolio's longer-than-benchmark average maturity position for the near term. We also intend to remain focused on high-quality, liquid investments, as the Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(2) National Association of Purchasing Management ("NAPM") is a non-profit educational association that acts as a communication link with more than 47,000 purchasing and supply management professionals providing national and international leadership in purchasing and materials management, particularly in the areas of education, research and standards of excellence.

Though an investment in a money market portfolio is generally considered to be protected from market risk, the investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in this Portfolio.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The year 2000 was a period of extreme volatility in the equity markets. Going into the year, the Federal Reserve had injected a substantial amount of liquidity into the monetary system to ensure that there were no Y2K problems. This liquidity found its way into the equity markets and was a contributing factor to the sharp run-up in equity prices and the bubble that developed in some sectors, including Internet stocks. Once the country got through the New Year without incident, the Fed withdrew liquidity from the economy, deflating the Internet bubble and causing a significant equity market correction.

Valuation levels that had formerly seemed "appropriate" to enthusiastic investors suddenly became a matter of concern. The summer months brought a partial rebound for equities, but in the last few months of 2000, prices continued to decline sharply, especially for NASDAQ(1) stocks. Increasing concerns were fueled by a variety of uncertainties, including the magnitude of the economic slowdown. Negative earnings reports, signs of inventory buildups, rising fuel prices, slowing consumer spending, and Presidential election delays all added fuel to the fire. Given the uncertainties in the marketplace, the NASDAQ fell 55% off its March highs and closed the year down 39% -- the worst annual performance of the Index in its 29-year history.

PERFORMANCE/MARKET REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Convertible Portfolio returned -5.02%, underperforming the 0.63% return of the average Lipper(2) Variable Products Specialty/Miscellaneous Portfolio over the same period. The Portfolio also outperformed the Credit Suisse First Boston Convertible Securities Index(3), which returned -6.16% for the year, and the -9.10% return of the S&P 500(R) Index(4).

Overweighted positions in energy, healthcare and consumer nondurables and corresponding underweighted positions among some highly valued technology sectors were significant contributors to the Portfolio's strong relative performance in 2000. Deteriorating fundamentals in the general economic outlook -- and the technology sector in particular -- led the defensive sectors we chose for the Portfolio to outperform.

The energy sector was a particularly strong performer during the year. This group reaped the rewards of rising oil and natural gas prices and strong earnings momentum. The Portfolio benefited from its exposure to oil service companies, which we anticipate will continue to show strong earnings and cash flow growth as exploration and production companies drill more wells to meet expanding demand. Exploration and production companies have recently accelerated their activity, increasing the value of several convertible securities in which the Portfolio invests. One of the Portfolio's bigger winners during the year was Weatherford International, which provides equipment and services for the drilling, completion, and production of oil and natural gas wells. Its stock rose 22% during the year.

The health care sector made a strong positive contribution to the Portfolio during 2000. Hospital companies, pharmaceutical companies, and drug distribution companies appreciated strongly, as investors viewed such stocks as "safe havens" likely to benefit from more favorable government reimbursement trends. As technology earnings weakened, the earnings-growth prospects of health-related companies became more appealing. The Portfolio participated in this sector's strong performance with Universal Health Services, an acute-care hospital company whose stock rose substantially during the period it was owned by the Portfolio.

Despite generally poor performance by technology stocks, individual companies with strong fundamentals bucked the trend. In fact, three of the Portfolio's best performing securities were technology stocks. BEA Systems is a software provider that allows companies to integrate their web sites with their legacy applications. Corporations made these projects a priority this year, which led to stronger-than-expected sales for BEA and very strong stock performance -- up 92% for the year. Another winner was Amdocs, which supplies billing software to the telecommunications industry. With phone companies offering many new services, they have been forced to upgrade their billing systems. As the leader in market share, Amdocs grew its sales and earnings dramatically, and its stock followed suit, rising 90%. One of the new services phone companies offer is voice mail for cellular phones. Comverse Technology provides these voice mail systems to wireless companies. Rapid growth in wireless subscribers caused demand for Comverse products to increase, and the company's stock rose 50% for the year.

Even with these exceptions, technology and telecommunications were the Portfolio's worst-performing sectors. Both declined during the year amid mounting concerns over slowing capital spending and negative earnings announcements. Many software companies suffered because they entered the period with relatively high valuations. When the Portfolio held convertibles rather than common stock, it helped cushion the blow, but overall results were disappointing. Veritas Software has a dominant position selling software for storage applica-tions. The combination of a high valuation and a weakening outlook for this high-growth market caused the stock to decline sharply during the period the Portfolio held it. Descartes Systems, a logistics software company with a strong product offering in a high-growth market, could not overcome concerns about a weakening economy. Both holdings detracted from the Portfolio's performance.

The telecommunications sector suffered from capital-access concerns. Since many telecommunications companies are still building their networks, ongoing access to capital is critical to their success. With equities falling and interest rates rising through much of the year, some telecommunication companies were unable to raise sufficient capital, and a few declared bankruptcy. Even the stronger companies were viewed with skepticism and declined substantially. While the Portfolio's telecommunications holdings hurt overall performance, we still have confidence that well-run emerging telecommunication companies will prove to be good investments. We have added to our positions as prices have declined.

In light of recent valuations, we have found convertibles in other sectors at what we believe are very attractive prices. As just one example, in November and December, the Portfolio purchased a zero-coupon convertible bond issued by Tyco International, a well-run, diversified manufacturing and service company that has increased its earnings 40% per year over the past five years. With an investment-grade rating, the convertible provides considerable downside protection while allowing the Portfolio to participate in the potential for appreciation in the common stock if Tyco can sustain its earnings growth. While this security is especially attractive, we believe the convertible market offers many similar attractive opportunities.

LOOKING AHEAD
Currently, the Portfolio is fully invested, as we do not believe we can add value by seeking to time the market. Given the market's decline, many convertible securities(5) are offering attractive yields, good downside protection, and participation in the potential upside of the underlying common stock. In short, we believe the risk/reward profile of the convertible market is as attractive as it has been in some time.

The market seems to anticipate that the Federal Reserve will ease interest rates well into 2001, which may improve the prospects for companies that need access to low-cost capital. Regardless of what the economy or the markets may bring, however, the Portfolio will continue to focus on the risk/reward characteristics of individual securities as it seeks capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP CONVERTIBLE PORTFOLIO
                           ON 10/1/96 VS S&P 500(R),
          CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX AND
                          THE CONSUMER PRICE INDEX(6)
[LINE GRAPH]

                                       CONVERTIBLE PORTFOLIO        S&P 500(R)           CREDIT SUISSE       CONSUMER PRICE INDEX
                                       ---------------------        ----------           -------------       --------------------
10/1/96                                      10000.00                10000.00               10000.00               10000.00
1996                                         10389.00                10833.00               10243.00               10082.00
1997                                         11992.00                14447.00               11948.00               10222.00
1998                                         12530.00                18576.00               13342.00               10386.00
1999                                         17791.00                22484.00               17812.00               10665.00
2000                                         16898.00                20438.00               16715.00               11025.00

            One Year: -5.02%       Since Inception: 13.12% (10/1/96)

(1) "The NASDAQ Composite Index" is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(3) The Credit Suisse First Boston Convertible Securities Index generally includes 250-300 issues -- convertibles must have a minimum issue size of $50 million; bonds and preferred stocks must be rate B- or better by S&P; and preferred must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B-or higher by S&P, and have an issue size greater than $100 million.
(4) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of income and capital gains distributions. An investment cannot be made directly into an index.
(5) Convertibles offer downside protection because of the nature of the security. The bond-like characteristics of convertibles give a downside cushion in a falling market.
(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 2000, the government bond market was influenced by a number of fundamental and technical factors. The U.S. economy entered the year on a very strong note causing the Federal Reserve to raise the targeted federal funds rate in February, March, and May for a total of 100 basis points. By the middle of the third quarter, however, it became apparent that the U.S. economy was decelerating rapidly and the Federal Reserve started to take a more accommodative approach. The meltdown among technology stocks had a positive impact on the government bond sector, as it reminded investors of the diversification benefits of owning government-guaranteed paper.

From a technical perspective, the government's decision to repurchase over $200 billion of long-term Treasury debt in 2000 had a positive impact on the Treasury market. Since the buy-back program is expected to continue, the positive effects may also be sustained for the foreseeable future.

During the year, questions arose about government support for Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) bonds. When these agencies volunteered to make their disclosure more transparent, however, the market responded favorably, and these bonds performed well in the fourth quarter of 2000.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Government Portfolio returned 12.22%, slightly outperforming the 12.12% return of the average Lipper(1) Variable Products General U.S. Government Portfolio over the same period. The Portfolio underperformed the 13.24% return of the Lehman Brothers Government Bond Index(2) for the year 2000.

In early spring 2000, we shortened the duration of the Portfolio, anticipating a Treasury sell off in reaction to the Federal Reserve's monetary tightening. With inflationary expectations rising due to the tight labor market and the novelty of the Treasury buyback program waning, our expectations were rewarded as Treasuries sold off. Following the Federal Reserve last rate hike in May, we positioned the Portfolio with a neutral duration, believing that the Federal Reserve would take a wait-and-see attitude. During the summer, we returned the Portfolio's focus to the Treasury buy-back program and bought long Treasury zero-coupon bonds and callable Treasury bonds. The callable Treasuries had a positive impact on Portfolio performance, while the zero-coupon bonds underperformed bonds that paid interest in cash.

Believing that the Federal Reserve's rate hikes through May were likely to slow economic growth, we elected to increase the Portfolio's duration and position the Portfolio for a steeper yield curve in which short-term rates would move lower than long-term rates. Both moves had a positive impact on the Portfolio's performance.

For most of the year, we positioned the Portfolio with a defensive posture vis-a-vis federal agency debt. Housing government sponsored enterprises (GSEs), Fannie Mae and Freddie Mac, had increased issuance hoping to fill the void created by a shrinking supply of Treasury securities. The market had difficulty absorbing this new supply and the yield spread between GSE debt and comparable U.S. government bonds widened. Around the same period, Congress began to question the wisdom of allowing GSEs a quasi-government status, which had a negative impact on the market for agency securities. As the political waters calmed in September, we scaled back in this sector, and the Portfolio benefited as agency paper posted strong returns in the fourth quarter.

The risk of the U.S. altering its support for GSEs spilled over into the mortgage market and adversely affected mortgage-backed bonds issued by Fannie Mae and Freddie Mac. For most of the year, the Portfolio was overweighted in Government National Mortgage Association (GNMA) securities, which outperformed for much of the year, largely because the bonds carry an explicit U.S. government guarantee(3). When the risks associated with conventional mortgages abated in the fourth quarter of 2000, however, mortgage-backed bonds from Fannie Mae and Freddie Mac were viewed as offering better value.

LOOKING FORWARD
In 2001, the financial markets are likely to face a number of important questions. Will the U.S. economic slowdown lead to a recession? Will tax-cut fervor spread from the Oval Office to the Capitol building? Will wage pressures and energy prices trigger higher inflation? How the market reacts to these challenges may present a number of opportunities, which the Portfolio will seek to exploit. We believe that equity market volatility, continued budget surpluses, and an accommodative Federal Reserve will help support the bond markets for the first half of 2001. Performance in the second half is likely to depend on how quickly the economy slows and how investors, Congress, and the economy respond to tax-cut proposals.

Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income consistent with safety of principal.

Gary Goodenough
Joseph Portera
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                        MAINSTAY VP GOVERNMENT PORTFOLIO
               ON 1/29/93 VS LEHMAN BROTHERS GOVERNMENT INDEX AND
                          THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                                                 LEHMAN BROTHERS
                                                  GOVERNMENT PORTFOLIO          GOVERNMENT INDEX          CONSUMER PRICE INDEX
                                                  --------------------          ----------------          --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    10563.00                    10914.00                    10275.00
1994                                                    10368.60                    10546.20                    10549.30
1995                                                    12102.30                    12480.40                    10785.60
1996                                                    12378.20                    12826.10                    11142.60
1997                                                    13552.00                    14056.00                    11332.00
1998                                                    14771.00                    15441.00                    11515.00
1999                                                    14514.00                    15096.00                    11823.00
2000                                                    16288.00                    17095.00                    12223.00

One Year: 12.22%       Five Years: 6.12%       Since Inception: 6.35% (1/29/93)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(2) The Lehman Brothers Government Index is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the year 2000, the "new economy" faced new challenges as the Federal Reserve's tightening campaign began to show results. In its efforts to slow economic growth and keep inflation in check, the Federal Reserve raised the targeted federal funds rate 1.75% from May 1999 through June 2000. As capital costs were rising, so were energy prices, causing many companies to experience earnings disappointments. Telecommunications companies suffered from reduced capital access, the metals and mining sector was hurt by low steel and commodity prices, and chemical producers saw earnings plummet when rising energy and feedstock costs could not be passed along to consumers.

During the year, default rates reached 6%, up from 5% in 1999. With extreme volatility in stocks and bonds and an inverted yield curve, many investors took refuge in the money market sector. With fewer dealers, reduced new issuance, and lower trading volume, bids dried up and liquidity in the high-yield market reached all-time lows. Allocations by pension funds and the leveraged CBO (collateralized bond obligation) community were not enough to offset large-scale redemptions at many retail mutual funds.

Despite these setbacks, we remain optimistic. The Federal Reserve closed the year with an easing bias, which could bode well for the high-yield market if the yield curve steepens. All-time low valuations may provide attractive opportunities in the months ahead and we believe the key ingredients are in place for high-yield bonds to post strong returns if the economy experiences a soft landing in 2001.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP High Yield Corporate Bond Portfolio returned -5.87%, outperforming the -7.03% return of the average Lipper(1) Variable Products High Current Yield Portfolio over the same period while underperforming the -4.87% return of the Credit Suisse First Boston High Yield Index(2) for the year.

The Portfolio's ability to outperform the Lipper average was due to what it didn't own as well as what it did. The Portfolio's underweighted positions in telecommunications, metals and mining helped performance, as these sectors were the year's worst performers. The Portfolio's positions in health care and gaming helped performance, as these sectors were top performers. Having an overweighted position in lower-quality, single-B credits had a negative impact on the Portfolio's performance relative to its benchmark, as a flight-to-quality movement caused BB credits to sharply outperform B-rated bonds.(3)

BEST AND WORST PERFORMERS
IPC Magazines, Britain's largest magazine publisher, was one of the Portfolio's best-performing positions based on improving results. R&B Falcon, a leading oil-services provider, also showed strong performance following its acquisition by investment-grade Transocean Sedco Forex. HCA, a large operator of hospitals and related heath care facilities, moved higher on new health care legislation and progress in settling government claims. Crescent Real Estate Equities, a REIT focusing primarily on office property, was a strong performer when regional economic improvements allowed rents to rise in Texas. Finally, the Portfolio's long-standing position in Cirrus Logic, a specialty chip maker, paid off when the Portfolio's convertible bonds traded up sharply following a company turnaround.

Unfortunately, the Portfolio suffered from a severe credit setback at ICO Global Communications, a competitive local-exchange carrier. After the Portfolio purchased the company's bonds, ICO received $750 million in cash equity from Liberty Media and Hicks Muse. Shortly thereafter, however, poor follow-through led the company into Chapter 11. Although the Portfolio had purchased the securities at discounted prices, we sold the bonds at a substantial loss, with a negative impact on performance. The Portfolio's international cable holdings also had poor results, as these credits traded lower on capital concerns similar to those in the telecommunications sector.

SIGNIFICANT PURCHASES AND SALES
Throughout the year, the Portfolio continued to increase its weighting in the utility sector, based on attractive relative yields and strong asset protection. We purchased or added to the Portfolio's positions in CMS Energy and Western Resources. The Portfolio also increased its overweighted position in health care, adding to holdings of Magellan Health, Unilab, and Apria Healthcare. We increased the Portfolio's cable holdings, purchasing Charter Communications and Cablevision SA and adding to an existing position in NTL Communications. While we did reduce the Portfolio's exposure to telecommunications, we increased its weighting in Nextel

Communications and Nextel International. Gaming exposure climbed during the year through purchases of Venetian Casinos and Mandalay Resort Group.

More recently, the Portfolio's focus has included distressed debt and "fallen angels," including companies with strong franchises or assets trading at steeply discounted prices. We initiated positions in Conseco, an insurer, and Crown Cork & Seal, a packaging company, during the second half of the year. We also picked up higher-rated Royal Caribbean Cruise Lines and British Sky Broadcasting following ratings downgrades.

As asset values for telecommunications and technology companies began to collapse, we reduced the Portfolio's exposure to these sectors by selling its positions in Versatel, Tele 1 Europe, and ICO Global Communications. We also sold the Portfolio's technology positions in ASAT and Cirrus Logic. We reduced the Portfolio's exposure to Advantica Restaurants, which owns, operates and franchises Denny's, a casual dining chain, as earnings fell, costs rose, and traffic declined. The Portfolio's exposure to R&B Falcon was reduced when the company tendered away the Portfolio's large preferred investment.

LOOKING AHEAD
As we enter 2001, we believe the Federal Reserve may cut rates throughout the year in its effort to engineer a soft landing. While past performance is no guarantee of future results, history suggests that such a scenario typically results in a steepening yield curve, making short-term bonds less attractive and encouraging investors to move money into higher-yielding instruments. We believe these factors might prompt a strong technical rally in the high-yield market, with lower-rated credits (single-B bonds) outperforming higher-rated ones, and deferred-interest securities outperforming those that pay cash. As a result, the Portfolio is overweighted in single-B credits and slightly overweighted in zero-coupon bonds.

The economy and the stock market remain key concerns. Defaults rose in 2000, and Moody's is forecasting yet another increase in 2001. We believe that much of this risk may already be priced into the market. If the Federal Reserve can engineer a soft-landing, we believe that high-yield spreads may tighten substantially as the risk of recession subsides.

Although the Portfolio is focused on lower-rated credits, it remains underweighted in cyclical sectors, including auto parts manufacturers, building products and homebuilders, steel companies, paper companies, and retailers, which are the most likely to be hurt in a recession. The Portfolio's barbell approach may help it participate in an up market, yet minimize the impact of an economic slowdown. Despite the potential for a telecommunications rally in 2001, most of these companies do not fit the Portfolio's investment process, and ongoing capital needs could put pressure on bond prices. The Portfolio will stick to its disciplines and continue to focus on companies with strong asset coverage and/or free cash flow.

Several forces could impact the market in 2001, including slowing global economies, rising loan defaults at major financial institutions, sharply higher energy and electricity costs, the California utility crisis, rising unemployment, and the Federal Reserve's response to any or all of these factors. Whatever the markets or the economy may bring, the Portfolio will continue to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.

Donald Morgan
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
        ON 5/1/95 VS THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX AND
                          THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                               CREDIT SUISSE FIRST BOSTON   HIGH YIELD CORPORATE BOND
                                                    HIGH YIELD INDEX                PORTFOLIO             CONSUMER PRICE INDEX
                                               --------------------------   -------------------------     --------------------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    11006.00                    10968.00                    10102.00
1996                                                    12894.60                    12329.00                    10436.40
1997                                                    14574.80                    13885.00                    10613.80
1998                                                    14962.00                    13966.00                    10785.00
1999                                                    14424.00                    16884.00                    11074.00
1999                                                    13721.00                    15893.00                    11448.00

  One Year: -5.87%       5 Years: 7.63%       Since Inception: 8.51% (5/1/95)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the Portfolio will not precisely match those in the index, and so, performance of the Portfolio will differ. An investment cannot be made directly into an index.
(3) According to Standard & Poor's, currently debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligations. When applied to portfolio investments, these ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the stability or safety of the portfolio.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
By any measure, 2000 was a difficult year for U.S. investors in international equities. Only seven nations in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index(1) earned positive returns in local currency terms and only two earned positive returns in U.S. dollar terms.

Early in the year, Japan launched a fiscal stimulus package that failed to jump-start the Japanese stock market or dramatically strengthen the yen. Southeast Asian nations had very poor results for the year, largely as a result of weakness in Japan and monetary tightening by the world's largest economies. Australia, which benefited from the Olympic games, suffered from currency weakness relative to the U.S. dollar. New Zealand had a particularly disappointing year, returning -33.55% in U.S. dollar terms.

Europe fared reasonably well through much of the year, but suffered in the fourth quarter when the European Central Bank surprised the markets in October by moving to tighten interest rates by 25 basis points. Europe was not immune to the broad-based decline in U.S. technology and telecommunications stocks. Throughout Europe, defensive "old-economy" industries tended to show stronger relative performance. A declining Euro hurt U.S. investors in most European nations, despite a rally late in the year.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP International Equity Portfolio returned -18.06%; underperforming the -14.72% return of the average Lipper(2) Variable Products International Portfolio and the -14.17% return of the MSCI EAFE Index for the same period. The Portfolio's decision to move to an overweighted position in Japanese equities early in the year detracted from its relative performance and currency exposure contributed to the Portfolio's underperforming its peers.

JAPANESE AND PACIFIC RIM EQUITIES
Anticipating positive results from Japan's fiscal reform package was an unfortunate error early in 2000. The Portfolio increased its allocation to Japanese equities, focusing primarily on large companies with worldwide exports, such as Sony, Toshiba, NEC and Pioneer. When it became evident that neither Japan nor the global investor was benefiting from the fiscal reform package, we reduced the Portfolio to an underweighted position in Japan, but much of the damage had already been done. Weakness in the yen versus the dollar exacerbated the problems among the Portfolio's Japanese holdings, and we continue to evaluate this anemic economy for opportunities and potential pitfalls. Traditional industries, which account for the bulk of the economy, appear to be advancing much more slowly than high-tech companies, which account for only 10% of Japan's gross domestic product. Until more sectors start to share in the upturn, wage growth and consumer demand are likely to remain sluggish and the country's fiscal recovery may remain fragile.

Toshiba, which returned -2.05% in local currency terms for 2000, substantially outperformed the -37.70% local currency return of the MSCI EAFE Index electronics sector for the same period. Toshiba manufactures electronic products and its semiconductor operations are improving. We believe that the company's recent restructuring efforts should raise expectations of future earnings.

Singapore (-27.72%) and Hong-Kong (-14.74%) also contributed to the Portfolio's negative results in 2000. Concerns about monetary tightening, the high price of oil and gas and fear that a slowing global economy could threaten another "Asian crisis", contributed to weakness throughout Southeast Asia. At year-end the Portfolio was underweighted in Hong Kong and neutral in Singapore relative to the MSCI EAFE Index.

In Australia, third-quarter gross domestic product received a substantial boost from the Olympics, but the rollout of the 10% Goods and Services Tax on July 1, 2000, led to a sharp drop in other retail trade. For the year, Australian stocks returned 6.04% in local currency terms, but -9.95% when those returns were translated into U.S. dollars.

The Portfolio is neutrally weighted in Australia, but focused on the natural resource and banking sectors. BHP is a diversified resource company that has benefited from new management and asset restructuring. While the stock declined substantially early in 2000, we believe recent developments may improve its long-term outlook.

EUROPEAN RESULTS
With the U.S. dollar rising strongly against the Euro throughout the first three quarters of the year, even the strongest core European markets saw their returns dramatically reduced for U.S. investors. Switzerland, which benefited from its concentration in financial and pharmaceutical stocks, was the strongest market in which the Portfolio participated, returning +7.16% in local currency terms and +5.58% in U.S. dollar terms. Although stocks in Denmark also provided positive returns in U.S. dollar terms, the Portfolio's only Danish holding was a telecommunications company that was negatively impacted by the industry's general decline. Fortunately, the position was small enough to have minimal impact on the Portfolio's performance.

France, Italy and the Netherlands recorded positive returns in local currency terms, but negative results in U.S. dollar terms. Alcatel, S.A. is a French electronics and communications equipment company that returned +32.68% in local terms for 2000, substantially outperforming the -36.61% local return of MSCI EAFE Index communication equipment sector. The company is likely to benefit from European clients that purchase UTMS (3G Spectrum) licenses and plans to buy Quebec-based Innovative Fibers, a specialist in passive optronics components.

The rest of Europe recorded negative results in both local currency and U.S. dollar terms. With the communications equipment sector returning -36.61% for the year, market leader Nokia Oyj, a Finnish company, managed to return +5.56% in local terms, dropping substantially in the second half of the year as handset sales slowed. Swedish competitor Ericsson AB, on the other hand returned -21.39% in local terms, outperforming the sector as a whole, but suffering setbacks in its handset business.

Germany returned -9.98% in local currency and -14.74% in U.S. dollar terms for the year. Even so, there were standouts in the German stock market. Pharmaceutical manufacturer Schering AG returned 51.02% in local currency terms in 2000, spurred on by its fertility control business, a growing presence in the U.S. market, a share buyback program and the possibility of becoming a takeover candidate due to a change in voting rights restrictions.

Irish building materials and components company CRH declined 7.38% for the year, falling behind the MSCI EAFE Index construction materials sector as a whole. We continue to believe that the company is likely to benefit from the rapidly growing Irish economy and from the company's strong cash flow, which may allow growth-enhancing acquisitions in the future.

In the U.K., a slowing economy, rising fuel costs, and rail disruptions have taken their toll. For the year, the market was down 4.55% in local terms and lost 11.53% in U.S. dollar terms. Vodafone Group, a mobile telecommunications company returned -19.97% in local currency terms for the year, but outperformed the -20.87% local return of the MSCI EAFE Index wireless telecom sector over the same period. BP Amoco, a British energy company, suffered a setback during the year, returning -13.25% in local terms. During the year the group increased its dividend by 5%, and kept cost cutting on schedule. Unfortunately, the company underperformed southern European competitors ENI SPA (+25.24) in Italy and Total Fina Elf (+19.55%) in France, both in local currency terms.

CURRENCY OUTLOOK
During the year, the Portfolio strongly believed the Euro was undervalued and suffered from currency exposure. Fortunately, the euro rallied nearly 9% relative to the U.S. dollar in the fourth quarter, allowing the Portfolio to recover a portion of what it had lost. If this trend continues, our beliefs about the new European currency may eventually prove justified. We expect the Euro to continue to strengthen well into 2001, but recognize its advance could be softened by upside surprises in U.S. economic growth or stock market activity.

The Portfolio remains negative on the Japanese yen, due to significant economic problems in the country and its vulnerability to a decelerating global economy.

LOOKING AHEAD
We remain optimistic about a turnaround in international equities, particularly industries and companies with a demonstrated ability to grow earnings, either through organic growth, consolidation or cost reductions. We favor countries we believe have dynamic financial markets, flexible labor markets and adaptive business structures.

Whatever the markets or the global economy may bring, the Portfolio will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income will remain a secondary objective.

Joseph Portera
Maureen McFarland
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
                        ON 5/1/95 VS MSCI EAFE INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE GRAPH]

                                                  INTERNATIONAL EQUITY
                                                        PORTFOLIO                   MSCI EAFE             CONSUMER PRICE INDEX
                                                  --------------------              ---------             --------------------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    10696.00                    10520.00                    10102.00
1996                                                    11823.40                    11189.00                    10436.40
1997                                                    12435.00                    11388.00                    10614.00
1998                                                    15308.00                    13666.00                    10785.00
1999                                                    19604.00                    17350.00                    11074.00
2000                                                    16063.00                    14892.00                    11448.00

One Year: -18.06%       Five Years: 8.47%       Since Inception: 8.71% (5/1/95)

(1) The Morgan Stanley Capital International Europe, Australia and Far East Index -- the MSCI EAFE Index -- is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Investment in foreign securities may be subject to greater risks than domestic investment. These risks include currency fluctuations, change in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The year 2000 was one of the most volatile on record, with sector swings and dramatic changes in sentiment. The year started with investors moving rapidly into "new economy" technology and Internet stocks. In mid-March, however, the NASDAQ Index(1) shifted into a downward spiral, dropping 55% from its March highs, to end the year down 39%. The decline began around the time of Microsoft antitrust decision and continued amid slumping PC sales, plummeting DRAM (dynamic random access memory) prices, and decelerating demand for wireless services.

During the first half of the year, many companies revised their earnings estimates, as Federal Reserve tightening raised the targeted federal funds rate by 100 basis points from January through May. Energy prices rose as the cost of capital increased, putting a squeeze on corporate profitability. The result was a dramatic slowdown in economic growth, with sluggish retail sales, slower employment growth, lower auto sales, and several layoff announcements in the fourth quarter.

In the bond markets, the government's decision to buy back older Treasury bonds significantly altered the dynamics of supply and demand. Despite rising rates in the first half of the year, long-term bond prices remained relatively stable as demand increased. As the cost of corporate capital rose and earnings estimates were revised downward, corporate bonds generally underperformed other sectors. By year-end, hints of a possible recession led the Federal Reserve to move to an easing bias, and in January 2001, the Federal Reserve moved to cut rates by 50 basis points to put the economy back on track. These decisions had a positive impact on both stock and bond prices. Although inflation remained subdued throughout 2000, it remains an ongoing investment concern.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Total Return Portfolio returned -4.36%. The Portfolio underperformed the 2.25% return of the average Lipper(2) Variable Products Balanced Portfolio, but outperformed the -9.10% return of the S&P 500(R) Index(3) over the same period. Strong performance in the bond portion of the Portfolio was largely responsible for the Portfolio's ability to outperform the S&P 500(R) Index in 2000.

EQUITY PERFORMANCE
During the year, the equity portion of the Portfolio benefited from an overweighted position in health care stocks, which performed well as falling prices among technology and telecommunications issues drove investors to more defensive sectors. Consumer-related issues had mixed performance, with consumer cyclicals declining and many retailers facing sluggish sales. With rising oil and natural gas prices, energy and utility stocks generally showed strong performance throughout the year. A number of financial issues managed to weather the ups and downs of the economy in 2000, and we added to the Portfolio's financial holdings by purchasing Household International, MBNA and Mellon Financial. Although the Portfolio remained underweighted in financial stocks at year-end, each of these additions had a positive impact on performance.

Among the Portfolio's top-performing stocks were Kohl's, a retailer that successfully entered the metro -- New York market in the Spring of 2000, earning 70% for the year. AES Corp. is a global power company that benefited from deregulation, consolidation, and privatization in the utility industry and returned 50% for the year. Medtronic, a medical device manufacturer, that showed strong earnings growth and gained 65% as investors moved into more defensive sectors. Tyco International is a diversified manufacturing company that recovered from previous setbacks and advanced 43% for the year. Corning, a producer of optical fiber, cable and photonic components also had a strong year, advancing 45% as investors reappraised this "old economy" stock as being on the cutting edge of the "new economy."

Unfortunately, in a down year for the market, the Portfolio was negatively impacted by several of its holdings. Microsoft, which suffered from antitrust action and decelerating trends in its core business, was down 63% for the year, and had the greatest negative impact on the equity portion of the Portfolio's holdings. Motorola faced slowing demand for wireless handsets and falling DRAM prices and slipped 44% in 2000. Worldcom dropped substantially after the government refused to approve a merger with Sprint. We sold the stock in the fall at $18 -- down 66% from the beginning of the year. The Portfolio benefited from the sale, however, as the stock slipped to $14 by year-end. Home Depot, which had been a strong performer in 1999, dropped 40% in 2000 with declining lumber prices and slower store traffic. We have reduced the Portfolio's weighting in this stock, but believe that its new CEO may be able to generate a recovery.

SIGNIFICANT EQUITY PURCHASES AND SALES
The Portfolio added to its equity positions in the health care industry with Bristol-Meyers, a pharmaceutical company that ended the year up 24% from the Portfolio's purchase price. The Portfolio also took an equity position in Baxter, a medical supplies company that rose 27%, and Allergan, a specialty pharmaceutical manufacturer that gained 42% from the time of purchase through year-end. Another health care addition during the year included Andrx which had a positive impact on Portfolio performance.

The Portfolio increased its energy and utility weighting with the addition of two natural gas producers, Enron (+17%) and El Paso Energy (+8%). The Portfolio also profited from Calpine, which benefited from higher energy prices and increasing power demand. The stock gained 29% from the time of purchase through the end of the year.

With the telecommunications industry suffering major setbacks, the Portfolio eliminated its exposure to telecommunication service providers, including Alltel, Global Crossing, Nextel, WorldCom and Voicestream. As the sector continued to decline after these stocks were sold, the decision had a positive impact, despite negative returns for the year.

Technology stocks faced some of the worst setbacks in their history during 2000 and the Portfolio reduced holdings in AOL, Compuware, Lucent, Priceline and Compaq. All of these stocks continued to decline after the sales, which underscored the prudence of our decision to sell. Recognizing the importance of consistent earnings growth in a defensive market environment, the Portfolio eliminated Circuit City and Cendant, two stocks whose inconsistent performance increased their downside potential. In light of continuing price erosion in these issues, the sales had a positive net impact on the Portfolio's performance in a declining year.

GOVERNMENT BONDS
In early spring 2000; we shortened the duration of the bond portion of the Portfolio, anticipating a Treasury sell off in reaction to the Federal Reserve's monetary tightening. With inflationary expectations rising due to the tight labor market and the novelty of the Treasury buyback program waning, our expectations were rewarded as Treasuries sold off. Following the Federal Reserve's last rate hike in May, we positioned the bond portion of the Portfolio with a neutral duration, believing that the Federal Reserve would take a wait-and-see attitude. During the summer, we returned our focus for the bond portion of the Portfolio to the Treasury buyback program and bought long Treasury zero-coupon bonds and callable Treasury bonds. The callable Treasuries had a positive impact on Portfolio performance, while the zero-coupon bonds underperformed bonds that paid interest in cash.

Believing that the Federal Reserve's rate hikes through May were likely to slow economic growth, we elected to increase the Portfolio's duration and position the portfolio for a steeper yield curve in which short-term rates would move lower than long-term rates. Both moves had a positive impact on the Portfolio's performance.

AGENCY, MORTGAGE-BACKED, AND ASSET-BACKED BONDS
For most of the year, we positioned the Portfolio with a defensive posture vis-a-vis federal agency debt. Housing government sponsored enterprises (GSEs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) had increased issuance in the hope of fulfilling the void created by a shrinking supply of Treasury securities. The market had difficulty absorbing this new supply and the yield spread between GSE debt and comparable U.S. government bonds widened. Around the same period, Congress began to question the wisdom of allowing GSEs a quasi-government status, which had a negative impact on the market for agency securities. As the political waters calmed in September, we scaled back in this sector, and the bond portion of the Portfolio benefited as agency paper posted strong returns in the fourth quarter.

The risk of the U.S. altering its support for GSEs spilled over into the mortgage market and adversely affected mortgage-backed bonds issued by Fannie Mae and Freddie Mac. For most of the year, the bond portion of the Portfolio was overweighted in Government National Mortgage Association (GNMA) securities, which outperformed for much of the year, largely because the bonds carry an explicit U.S. government guarantee(4). When the risks associated with conventional mortgages abated in the fourth quarter of 2000, however, mortgage-backed bonds from Fannie Mae and Freddie Mac were viewed as offering better value.

With Treasury yields declining in the fourth quarter, 30-year mortgage rates dropped nearly 80 basis points over the last four months of the year, increasing prepayment risk. To mitigate this risk, we have emphasized securities with better call protection, such as discount mortgage-backed bonds, fifteen-year mortgage bonds, and seasoned issues that have withstood prior refinancing waves. We also maintain a small position in high-quality commercial mortgage-backed securities, which offer better prepayment protection than residential mortgage-backed bonds.

CORPORATE BONDS
The year 2000 was difficult for corporate bonds, with a volatile stock-market, an active Federal Reserve, higher energy prices, international turmoil, and a slowing economy all contributing to uncertainty on the earnings front. As several companies lowered their earnings estimates, yield spreads between corporate bonds and comparable Treasuries widened to unprecedented levels. The bond portion of the Portfolio entered the year 2000 overweighted in corporate securities, but moved to an underweighted position during the first quarter. After we saw lower-quality credits Conseco and Delta Airlines weaken early in the year, we shifted to higher-quality credits, which proved beneficial for the remainder of 2000. From the second quarter onward, we stressed sector selection over individual issues and targeted high-quality liquid bonds considered to be industry benchmarks. Profitable examples included solid gains from May Department Stores and Deutsche Telekom bonds during the summer months. Recognizing the potential for financial bonds in a strong economy, the bond portion of the Portfolio benefited from an overweighted position in the brokerage sector. With rising oil prices, the Portfolio also benefited from several energy-related issues.

LOOKING FORWARD
In 2001, the financial markets are likely to face a number of important questions. Will the U.S. economic slowdown lead to a recession? Will tax-cut fervor spread from the Oval Office to the Capitol building? Will wage pressures and energy prices trigger higher inflation? How the market reacts to these challenges may present a number of opportunities, which the Portfolio will seek to exploit in both the stock and bond markets.

We believe that equity market volatility, continued budget surpluses and an accommodative Federal Reserve will help support the bond market for the first half of 2001. Performance in the second half is likely to depend on how quickly the economy slows and how investors, Congress and the economy respond to tax-cut proposals. The stock market is also likely to be receptive to lower interest rates, and we will continue to seek companies with strong earnings and revenue growth and other fundamental forces that may move valuations higher in the months and years ahead.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunities for future growth of capital and income.

Rudolph C. Carryl
Edmund C. Spelman
Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP TOTAL RETURN PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(5)
[LINE GRAPH]

                                                 TOTAL RETURN PORTFOLIO            S&P 500(R)             CONSUMER PRICE INDEX
                                                 ----------------------            ----------             --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    11504.00                    11007.00                    10275.00
1994                                                    11045.00                    11149.00                    10549.30
1995                                                    14174.00                    15338.80                    10785.60
1996                                                    15886.30                    18857.50                    11142.60
1997                                                    18712.00                    25148.00                    11332.00
1998                                                    23789.00                    32336.00                    11515.00
1999                                                    27838.00                    39139.00                    11823.00
2000                                                    26624.00                    35578.00                    12223.00

 One Year: -4.36%     Five Years: 13.44%     Since Inception: 13.15% (1/29/93)

(1) "The NASDAQ Composite Index" is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(3 )"Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of income and capital gains distributions. An investment cannot be made directly into an index.
(4) While some securities in the Portfolio may carry government backing of guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio may invest in derivatives, which may increase the Portfolio's net asset value and may result in a loss to the Portfolio.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The equity markets began 2000 much in the way they ended 1999 -- with a select group of growth stocks rising sharply, led by technology issues. Through early March, the NASDAQ Composite Index(1) was the best-performing equity index, outperforming both the S&P 500(R)(2) and the Russell 1000(R) Value Index(3). In mid-March, however, there was a clear shift in leadership, with the technology-laden NASDAQ Index making a dramatic correction. Over the next several months, the NASDAQ fell 55% off its March highs and closed the year down 39% -- the worst annual performance of the Index in its 29-year history.

What factors contributed to the correction? Many technology and telecommunication-related stocks reached all-time high valuations just as the economy began to slow and earnings disappointments began to undermine investor confidence. In the second half of the year, weakening demand, slower capital spending, fewer financing alternatives for emerging companies, and overly optimistic financial targets continued to pressure the entire group. As the luster faded on growth stocks, many portfolio managers turned their attention to value equities with lower valuation levels and defensive appeal.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Value Portfolio returned 12.89%; outperforming the 1.15% return of the average Lipper(4) Variable Products Growth and Income Portfolio for the same period. The Portfolio also outperformed the 7.01% for the Russell 1000(R) Value Index and the -9.10% return of the S&P 500(R) Index for the year 2000. Careful security selection and sector allocation accounted for much of the Portfolio's outperformance during the reporting period.

SECTOR HIGHLIGHTS
The Portfolio's best-performing sectors for the year were utilities, energy, healthcare, and financials. Utilities and energy were both overweighted in the Portfolio and made major positive contributions to the Portfolio's overall results. Record prices for both oil and natural gas in 2000 strengthened energy sector returns. Standouts in the Portfolio included Union Pacific Resources, a natural gas and oil exploration and production company, which rose 76% through July, when the company was acquired by Anadarko Petroleum. After receiving shares of Anadarko for its Union Pacific Resources position, the Portfolio continued to hold the shares until September, allowing them to rise an additional 31% before they were sold. Noble Affiliates, another exploration and production company, rose 58% by July when it reached our price target and we sold the Portfolio's position. Burlington Resources rose 34% by December before it also hit our price target and was sold.

Three refining companies in the energy sector also added value to the Portfolio's performance for 2000. Valero Energy rose 89% for the year, while Tosco Corp. rose 26%. We purchased Sunoco shares in February and they appreciated 44% through the end of 2000. Sales of holdings that reached our price targets reduce the Portfolio's significantly overweighted position among energy stocks to just slightly overweighted at the end of the year.

Utilities were also a standout for the Portfolio in 2000. Leading the pack was Coastal, a natural gas transmission company that also has interests in oil distribution and marketing. Coastal rose 150% in 2000, benefiting from significantly higher oil and natural gas prices and its acquisition by another one of the Portfolio's holdings, El Paso Energy. El Paso Energy rose 30% by June, when we elected to sell the position and keep the Portfolio's holdings in Coastal Corp. The latter shares will convert to El Paso stock in early 2001. Dynegy, a Houston-based energy concern, was also a standout for the Portfolio, rising in excess of 200% by December when it was sold after reaching our price target. By the end of 2000, the Portfolio's overweighted position in the utility sector decreased to less than the Portfolio's benchmark from sales of holdings that reached or exceeded our price targets. We plan to maintain an underweighted position as we anticipate declining interest rates, which may cause utilities to underperform the broader indices.

The Portfolio was index-weighted in health care for much of the year, with stock selection having a positive impact on Portfolio performance. Two hospital operating companies were particularly strong. The Portfolio purchased shares of Tenet Healthcare in January, and they rose 85% through the end of 2000. Health Management Associates, which we purchased for the Portfolio in June, rose 62% by September, and we sold the Portfolio's position when it reached our price target. The Portfolio purchased shares of Abbott Labs, a global pharmaceutical, diagnostic and hospital equipment maker in February. After rising approximately 50% by December, we sold the Portfolio's position when the company announced an acquisition that we believed was of questionable value.

While the Portfolio remained underweighted in the financial sector throughout 2000, a number of the Portfolio's financial stocks enjoyed strong returns. Allstate, a personal lines insurer, rose 85%, while Washington Mutual, a West Coast-based financial services company, rose 112%. AXA Financial, a diversified financial services company, rose 62% through the end of August. We sold shares of the company from January through August, closing out the Portfolio's position, after the company's French parent, AXA SA bid for outstanding shares.

WEAKER SECTORS
Basic materials and consumer cyclicals showed weaker performance during the reporting period. An overweighted position in basic materials compounded the negative impact on the Portfolio, as rising energy prices took a toll on manufacturing companies, causing costs to rise rapidly and margins to drop precipitously for many of the Portfolio's holdings. In the paper sector, reduced demand brought lower prices, hurting some of the Portfolio's positions. The Portfolio purchased shares of Georgia Pacific in February and sold the stock in June at a loss of 22% when it became apparent that fundamentals were unlikely to stabilize in the near term. The Portfolio also sold Smurfit Stone Container in June after a 40% decline due to similar setbacks in the company's linerboard business.

While the Portfolio's weighting in consumer cyclicals was similar to that of the index, its holdings had a negative impact on performance. Office Depot shares fell about 30% from their January purchase price, as the company suffered from a weakening retail environment and management upheaval. Toymaker Hasbro's stock dropped about 37% through July after disappointing sales and higher-than-expected spending on its yet-to-be-launched Internet site. Sensing that these problems were likely to persist, we sold the position in July.

OTHER MAJOR PURCHASES AND SALES
In May, the Portfolio purchased shares of Kimberly-Clark at what we believed to be attractive prices. Our assessment proved correct as the stock appreciated 24% through the remainder of the year.

As technology tumbled, the Portfolio benefited by remaining underweighted in the sector for much of the year. Even so, the Portfolio was not entirely unscathed. In March, we initiated a position in Compuware at what we believed was an attractive price, only to see the price decline about 40% on weaker-than-anticipated results. We sold the Portfolio's entire position, and since the price has since declined another 32%, the sale was both timely and prudent. The Portfolio purchased Unisys, a global information services and hardware provider, in February. As computer spending softened in the post-Y2K environment the company announced lower-than-expected results and the shares dropped roughly 60% to their lowest point. Believing that the market had overreacted and the shares represented exceptional value, we proceeded to add to the Portfolio's position in July at much lower prices than in February. The shares have appreciated more than 50% since the latter purchase, but are still below our original purchase price.

The Portfolio used a similar announcement by Electronic Data Systems to initiate a position in July at what we believed were attractive prices. Since then, the shares appreciated 34% through the end of 2000. Seagate Technology, a manufacturer of computer hard discs was purchased by a management-led group and an outside software company. We sold our shares throughout the year at gains of between 40% and 50%, with a positive impact on Portfolio performance. Given the severe correction in the technology sector in 2000, we have identified a number of technology companies with excellent balance sheets at what we believe to be attractive prices. As a result, the Portfolio is now overweighted in the technology sector for the first time in many years.

LOOKING AHEAD
We remain committed to value-based investing and confidant in our approach to it. We believe the merits of our discipline were largely proven during 2000's market correction, as the Portfolio provided double-digit positive returns while many major indices posted negative results. By concentrating the Portfolio's investments in well-researched companies that appear to be selling at attractive valuation levels, the Portfolio was able to structure itself to benefit from the resurgence of value stocks.

We believe the interest rate environment will be a favorable one in 2001, with the Federal Reserve likely cutting interest rates a number of times before year-end in response to an economy that may be slowing faster than is currently evident. While lower rates have historically been a favorable backdrop for higher equity prices, questions still remain about whether the Federal Reserve can negotiate a soft landing or whether a recession may lie ahead.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                          MAINSTAY VP VALUE PORTFOLIO
                        ON 5/1/95 VS THE S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(5)
[LINE GRAPH]

                                                     VALUE PORTFOLIO               S&P 500(R)             CONSUMER PRICE INDEX
                                                     ---------------               ----------             --------------------
                                                        10000.00                    10000.00                    10000.00
1995                                                    11676.00                    12179.00                    12102.00
1996                                                    14387.20                    14972.90                    10436.40
1997                                                    17680.00                    19968.00                    10614.00
1998                                                    16948.00                    25675.00                    10785.00
1999                                                    18440.00                    31077.00                    11074.00
2000                                                    20817.00                    28249.00                    11448.00


    One Year: 12.89%     Five Years: 12.26%     Since Inception: 13.79% (5/1/95)

(1) "The NASDAQ Composite Index" is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Russell 1000(R) Value Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price to book ratios and lower forecasted growth rates. Total returns reflect the reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of any charges.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The Federal Reserve Bank continued its restrictive policy early in the year. Short-term rates were raised a total of 50 basis points in the first quarter. The expectation of more tightening by the Federal Reserve put pressure on the short end of the yield curve. The long end of the yield curve improved significantly as investors anticipated a reduction in outstanding long-term U.S. Treasury (UST) debt. These counteracting forces caused the yield curve to invert in the first quarter of 2000. In May, the Federal Reserve raised the Federal Funds target an additional 50 basis points. The two-to-thirty year portion of the yield curve (thirty-year UST -- two-year UST) reached a point of inversion of -76 basis points. As mid-year approached, market participants began anticipating the possibility of a soft landing for the U.S. economy. The Federal Reserve did not take any policy actions in the second half of the year. The Federal Funds target remained at 6.50% after being raised 100 basis points in the first half of the year. As the second half of the year progressed, investors focused on possible weakness in the U.S. economy and a potential shift in the Federal Reserve's sentiment. In December, the Federal Reserve bias shifted from an assessment of concerns about inflation to concerns of economic weakness. The perception of near-term easing caused U.S. Treasuries to rally. The expectation of lower short-term rates also caused the shape of the yield curve to shift. By year-end, the two-to-thirty year portion of the yield curve "normalized" to +37 basis points. During the course of the year, the ten-year U.S. Treasury note rallied 133 basis points.

PERFORMANCE/MARKET REVIEW
For the year ended December 31, 2000, the MainStay VP Bond Portfolio had a return of 9.82% compared to the average portfolio in its Lipper(1) peer group (Corporate Debt A Rated) which returned 10.54% and the Merrill Lynch Corporate and Government Master Index(2), which returned 11.95%. Market risk was limited by maintaining a relatively neutral-duration posture throughout the year. Credit risk was limited by maintaining an average quality of the investments in the Portfolio of at least AA(3) throughout the year. A situation with one distressed credit had an adverse impact on the performance of the Portfolio.

Investment-grade corporate bonds and mortgage-backed securities underperformed U.S. Treasuries during the year. Corporate bonds underperformed U.S. Treasuries by a significant amount. Distressed situations had a powerful negative impact on the corporate bond market. Earnings disappointments, event risk and concerns about asbestos litigation all weighed heavily on the asset class. During the year, higher rated corporate bonds outperformed lower rated bonds as investors sought quality and liquidity in a troubled market.

PORTFOLIO STRATEGY
The Portfolio experienced negative cash flow in the first half of the year. Most of the Portfolio's cash needs were met by liquidations in U.S. Treasury and Agency securities. Over the course of the year, there was a minimal shift of assets from the government and corporate sectors to cash. At year-end, our cash position stood at approximately 5%. Our increased cash position improved the Portfolio's liquidity. Within the corporate sector, we shifted assets from A-rated(4) credits to AA- and AAA-rated(5) credits. We took these actions to improve the Portfolio's quality and liquidity.

LOOKING AHEAD
We expect the Federal Reserve Bank to remain in an easing mode at least through mid-year 2001. Given the Federal Reserve's current policy stance, the yield curve should continue to steepen in the first quarter. Corporate securities should perform well given current wide levels and the fact that investors are comfortable with the direction of interest rates. Investors should be watchful of supply technicals and stock market volatility as these factors could dampen prospects for the Corporate sector.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
Madison Square Advisors LLC

                            $10,000 INVESTED IN THE
                           MAINSTAY VP BOND PORTFOLIO
                   ON 1/23/84 VS MERRILL LYNCH CORPORATE AND
            GOVERNMENT MASTER INDEX AND THE CONSUMER PRICE INDEX(6)
[LINE GRAPH]

                                                                             MERRILL LYNCH CORPORATE
                                                                              AND GOVERNMENT MASTER
                                                     BOND PORTFOLIO                   INDEX               CONSUMER PRICE INDEX
                                                     --------------          -----------------------      --------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                    11028.00                    11422.00                    10365.00
1985                                                    13370.40                    13583.00                    10758.90
1986                                                    15532.30                    15706.10                    10877.20
1987                                                    17637.00                    16035.90                    11359.10
1988                                                    17390.00                    17273.90                    11861.10
1989                                                    19396.90                    19714.70                    12412.70
1990                                                    20948.60                    21388.40                    13171.10
1991                                                    24390.50                    24787.10                    13574.10
1992                                                    26373.40                    26690.70                    13967.80
1993                                                    29380.00                    29642.70                    14351.90
1994                                                    28384.00                    28673.40                    14735.10
1995                                                    33581.10                    34138.50                    15065.20
1996                                                    34269.50                    35132.00                    15563.80
1997                                                    37576.50                    38567.90                    15828.40
1998                                                    42243.00                    41004.00                    16083.00
1999                                                    40376.00                    41377.00                    16514.00
2000                                                    44341.00                    46322.00                    17072.00

   One Year: 9.82%  Five Years: 5.71%  Ten Years: 7.78%  Since Inception: 9.29% (1/23/84)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Merrill Lynch Corporate and Government Master Index is an unmanaged index consisting of issues of the U.S. Government and agencies as well as investment-grade corporate securities. Results assume the reinvestment of all income and capital gains distributions.
(3) Debt rated AA by Standard & Poor's differs from the highest rated issues only in a small degree.
(4) Debt rated A by Standard & Poor's is representative of a portfolio which demonstrates strong investment management abilities and consistent above average returns relative to portfolios with similar objectives.
(5) Debt rated AAA by Standard & Poor's is representative of a portfolio which demonstrates extremely strong investment management abilities and consistent above average returns relative to portfolios with similar objectives.
(6) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. stock market had its first declining year in a decade during the 12 months ended December 31, 2000. Both small-cap and mid-cap equities outperformed large-cap stocks for the year. Within the large-cap sector, value-oriented stocks outperformed their growth counterparts by an impressive 16% for the annual period, reversing general market trends in recent years.

The Federal Reserve's continued monetary tightening policy in the first half of the year had a major impact on the U.S. equity market. Though the Federal Reserve held interest rates steady after its May meeting, it maintained its tightening bias through November. The equity market largely ignored the Fed early in the year, but eventually the combination of a tightening stance and higher energy prices led corporate earnings to decelerate and stock prices to decline.

The technology sector suffered the largest losses during 2000. As the year began, enthusiasm over technology gains in 1999 led many investors to ignore extremely high valuations. As the year progressed, however, the rising cost of capital slowed earnings growth across the technology and telecommunications sectors and created severe valuation contractions in many stocks. While technology remains a major growth engine of the U.S. economy, the year 2000 served as a sobering reminder that sector growth is bound to be cyclical and subject to corrective periods.

During the latter part of the year, equity-market focus turned from momentum investing toward a more fundamental, value-based style. As a result, the sectors of the market that displayed the best relative earnings growth within the slowing economy -- health care, consumer staples, and energy and utilities -- provided the strongest returns. Financials also performed well, as investors anticipated lower interest rates as the economy slowed.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, MainStay VP Growth Equity Portfolio returned -3.34%. The Portfolio outperformed the -9.23% return of average Lipper(1) Variable Products Growth Portfolio and the -9.10% return of the S&P 500(R) Index(2) for the same period. The Portfolio's performance benefited most from its timely shift from growth stocks towards value stocks during the annual period.

In our view, the last two years have clearly illustrated why investors may want to include a core or blended component in their asset allocation. The years 1999 and 2000 produced a great disparity in returns between growth and value equity investing.

STRATEGIC STYLE ALLOCATION AND STOCK SELECTION
The Portfolio entered 2000 with a bias toward stocks with strong revenue growth. As the focus of the market moved from momentum to a more disciplined focus on company fundamentals and stock valuations, we moved the portfolio to a more equal balance between growth and value stocks. We maintained a relatively equal weighting between growth and value stocks through the end of the year.

Specifically, we moved from an overweighted position in the technology sector to an underweighted position, as we witnessed a deceleration in revenues and earnings growth. First, we reduced the Portfolio's exposure to some of its largest technology holdings, such as Cisco Systems, Corning, EMC, and Sun Microsystems. While we continue to hold these stocks, lowering the Portfolio's positions at higher prices earlier in 2000 favorably impacted performance. We also reduced the Portfolio's exposure to semiconductor companies by completely selling the Portfolio's holdings in Applied Materials, Novellus Systems and National Semiconductor.

We increased exposure to more noncyclical areas of the market, such as health care and consumer staples, to take advantage of their superior relative earnings in a slowing economy. Throughout the year, we also added to the Portfolio's financial stocks as the economy began to slow, opening the possibility of more accommodating interest rate policies. We reduced the Portfolio's financial holdings at year-end 2000, however, as credit-quality issues became more of a concern. The Portfolio was overweighted in utilities through most of the year. Utilities were among the best-performing sectors in 2000, as stocks generally benefited from the growing need for electricity and the shortage of generation capacity. The resulting supply/demand imbalance contributed to higher energy prices during the year.

The Portfolio's best-performing holding was Coastal (+149%), an energy holding company in the process of being acquired by El Paso Energy. The stock benefited from the run-up in natural gas prices. Enron (+87%) and Duke Energy (+70%), both companies with electric generation and distribution businesses, benefited from the deregulation of the electricity industry. Sysco (+52%), the country's largest food distributor, was also a strong performer for the Portfolio in 2000, as the company surpassed anticipated earnings throughout the year. Another strong performer for the Portfolio was Avon Products (+47%), the well-known personal products company. Avon's new management team was able to reinvigorate its brand and exceed earnings expectations in 2000.

Two of the Portfolio's best-performing new purchases were Walgreen's (+47%) and CVS (+50%), the country's two largest independent drugstore chains. These stocks performed strongly based on their ability to grow earnings in excess of the market, while gaining market share and benefiting from the needs of an aging population. Sungard Data Systems (+40%), another new purchase that performed well, is a computer services company. Its stock price appreciated as its business rebounded from a difficult 1999.

Loral Space and Communications (-63%) and Sprint (FON Group) (-52%) were among the worst-performing stocks in the Portfolio. Both of these companies were hurt by problems in the telecommunications industry. Loral's poor performance was due primarily to its inability to meet expected subscriber numbers in its Globalstar division. Sprint disappointed due to the break-up of its merger with WorldCom and pricing pressures in its long-distance business. While the Portfolio did take some losses from these stocks, the sales were beneficial since both stocks continued to decline through the end of 2000.

LOOKING AHEAD
We are optimistic about the U.S. equity markets for 2001. Following its surprise intermeeting move on January 3, 2001, to lower interest rates by 50 basis points, we believe the Federal Reserve will continue to ease monetary policy through mid-year. Corporate earnings will probably trend lower in the first half of 2001, but reduced interest rates should have a larger and more positive impact on the direction of the stock market.

In this environment, we intend to balance the Portfolio rather evenly between growth and value stocks for the near term. Our strategy is to focus on sectors and stocks with the best relative earnings outlook and valuations consistent with strong appreciation potential. No matter how the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
Madison Square Advisors LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP GROWTH EQUITY PORTFOLIO
                          ON 1/23/84 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(3)
[LINE GRAPH]

                                                 GROWTH EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                     9824.00                    10755.00                    10365.00
1985                                                    12162.10                    14199.80                    10758.90
1986                                                    12648.60                    16833.90                    10877.20
1987                                                    13035.60                    17712.60                    11359.10
1988                                                    14791.50                    20691.90                    11861.10
1989                                                    18632.90                    27216.00                    12421.70
1990                                                    17535.40                    26350.60                    13171.10
1991                                                    23472.90                    34405.90                    13574.10
1992                                                    26423.50                    37051.80                    13967.80
1993                                                    30046.10                    40753.20                    14351.90
1994                                                    30406.70                    41278.90                    14735.10
1995                                                    39273.30                    56791.50                    15065.20
1996                                                    48895.20                    69829.60                    15563.80
1997                                                    61975.00                    93111.00                    15828.00
1998                                                    78454.00                   119723.00                    16083.00
1999                                                   101959.00                   144912.00                    16514.00
2000                                                    98553.00                   131725.00                    17072.00

    One Year: -3.34% Five Years: 20.20% Ten Years: 18.85% Since Inception: 14.45% (1/23/84)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate account insurance companies. Its rankings are based on the total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of income and capital gains distributions. An investment cannot be made directly into an index.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
For the U.S. equity markets, the year 2000 largely reflected what recent years have not. The S&P 500(R) Index(1) broke a lengthy string of 20%+ calendar-year returns by posting a loss of 9.10% -- its steepest decline in 25 years. Technology stocks, long the darlings of the stock market, came crashing back to earth. In fact, the tech-heavy NASDAQ Composite Index(2) climbed 86% in 1999 only to fall more than 39% in 2000, providing an unspectacular 6% annualized return across both years. Large-capitalization stocks passed the market-leadership baton to smaller companies, and growth stocks gave way to previously downtrodden value stocks. The lesson for investors was that diversification matters.

Diagnosing market performance remains a dismal science, but we can speculate on the contributing factors to the dramatic sell-off in U.S. stocks. Valuations certainly played a part. The tech-craze of the late 1990s left many stocks trading at extraordinary multiples to even the most optimistic earnings forecasts. In the words of The Wall Street Journal's Greg Ip, we witnessed a "disconnect between valuation and economic reality." The new-economy mania was more severe in many ways than other bubbles of the past half century, including those for conglomerates, electronics, gold, Japanese stocks, and real estate. Unfortunately, it appears that investors have trouble learning from past mistakes.

Apart from the valuation problem, there were a number of economic factors that also adversely impacted stock market behavior. Seeking to curb extraordinary economic growth, the Federal Reserve incrementally increased short-term borrowing rates through 1999 and early 2000. The full effect of these interest rate hikes was not immediately felt, but began to weigh heavily on the economy by mid-year. Rising energy prices also created a drag on corporate profitability, as did declining consumer spending and business investment. By year-end, a distressingly large number of companies were finding it difficult to deliver the earnings Wall Street had come to expect of them. These companies were punished accordingly.

PERFORMANCE REVIEW
For the 12 months ended December 31, 2000, the MainStay VP Indexed Equity Portfolio returned -9.32%. The Portfolio matched the return of the average Lipper(3) Variable Products S&P 500(R) Index Objective Portfolio and underperformed the -9.10% return of the S&P 500(R) Index over the same period. While not necessarily attributable to the Portfolio's performance during this period, investors should expect the Portfolio to lag the S&P 500(R) Index somewhat, since the Portfolio incurs expenses that a hypothetical index investment does not.

KEY INDUSTRIES AND SECURITIES
The industries that provided the greatest positive contribution to the return of the S&P 500(R) Index for 2000, taking total returns and weightings into account, were health care (drugs), financial (miscellaneous), banks (major regional), and electric companies. On the basis of total return alone, the leading industry was electronics (defense), followed by savings & loan companies, health care (HMOs), tobacco, and natural gas. Advances in these industries reflected the move toward more value-oriented defensive sectors as investors closely monitored signals from the Federal Reserve.

Taking both returns and weightings into account, the companies that made the greatest positive contributions to the return of the S&P 500(R) Index, included Merck (+39.4%), American International Group (+36.7%), Pfizer (+41.8%), Philip Morris (+91.3%), and Citigroup (+22.3%). On the basis of total return alone, the best-performing companies in the S&P 500(R) Index were Reebok International (+233.9%), Dynegy (+218.2%), EOG Resources (+211.0%), HEALTHSOUTH (+203.5%), and
Calpine (+181.6%).

Technology and telecommunications -- including computers (software and services), communications equipment, telecommunications (long distance), electronics (semiconductors), and computers (hardware) -- were the sectors with the greatest negative impact on the return of the S&P 500(R) Index, taking both total returns and weightings into account. The five companies with the greatest negative impact on the Index, taking both weightings and total returns into account, could all be found in these sectors. Microsoft (-62.9%) had the greatest negative impact, followed by Lucent Technologies (-81.0%), WorldCom (-73.5%), AT&T (-66.1%), and Cisco Systems (-28.6%). Measured by total return alone, the worst performers in the S&P 500(R) Index during the reporting period, were Novell (-86.9%), Yahoo! (-86.1%), Compuware (-83.2%), Sapient (-83.1%), and
BMC Software (-82.5%).

Standard & Poor's adjusts the constituents to the S&P 500(R) Index periodically, usually as a result of corporate actions, such as mergers, acquisitions, spin-offs, etc. Some of the more significant additions to the Index during the annual period were JDS Uniphase, Qwest Communications, VERITAS Software, Broadcom, and Agilent Technologies. Deletions included Seagram, Times Mirror, 3Com, Nabisco Group, and Atlantic Richfield. As a result of market activity, health care, financials and energy stocks had a materially larger weight in the S&P 500(R) Index at the end of 2000 than they did at the end of 1999. Given reverses in technology and telecommunications companies, these sectors comprised a smaller percentage of the Index at the end of 2000 than when the year began.

LOOKING AHEAD
It is hard to know what to expect from the U.S. equity markets going forward. At the end of 2000, valuations were certainly more in line with historic norms than at the end of 1999, but they were still relatively high. While a January 3, 2001 move by the Federal Reserve to lower interest rates seems to create a more equity-friendly environment, other concerns persist. The effects of a modest energy shock are still being felt. Corporate earnings preannouncements have been disappointing, and consumer confidence appears to be on the decline. In our opinion, to maximize potential benefits, investors should commit to a sensible asset-allocation policy, not for a month, a quarter, or a year, but for the long term.

Of course, as index investors, we do not evaluate or respond to changing economic and market conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
Monitor Capital Advisors LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP INDEXED EQUITY PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                INDEXED EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                ------------------------           ----------             --------------------
                                                        10000.00                    10000.00                    10000.00
1993                                                    10853.00                    11008.00                    10275.00
1994                                                    10935.50                    11149.00                    10549.30
1995                                                    14969.60                    15338.80                    10785.60
1996                                                    18325.80                    18857.50                    11142.60
1997                                                    24344.00                    25148.00                    11332.00
1998                                                    31280.00                    32336.00                    11515.00
1999                                                    37754.00                    39139.00                    11823.00
2000                                                    34236.00                    35578.00                    12223.00

    One Year: -9.32%       Five Years: 17.99%       Since Inception: 16.80% (1/29/93)

(1) "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors LLC. Standard & Poor's does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in the MainStay VP Indexed Equity Portfolio. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(2) The NASDAQ Composite Index is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. An investment cannot be made directly into an index.
(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. stock market went through two distinct phases in 2000. The first quarter was a continuation of 1999 -- TMT stocks (New Economy companies in the technology, media, and telecommunications industries) led the major stock indices to record highs. In March, however, market sentiment changed abruptly. Investors began to question the profitability of TMT firms, and the economy began to slow after a series of interest rate increases by the Federal Reserve.

As a result, the market grew increasingly volatile during the summer months. By September, the slowing economy led more and more companies to issue profit warnings, and the market's protracted slide during the last four months of the year left the major stock indices in negative territory for the first time in a decade. TMT and other growth stocks suffered the biggest losses, while previously neglected areas of the market -- small- and mid-cap stocks, as well as value shares -- managed to produce positive returns.

PERFORMANCE/MARKET REVIEW
In this environment, the MainStay VP American Century Income & Growth Portfolio returned -10.73% for the year, trailing the -9.10% return of the S&P 500(R) Index(2) and the 1.15% return of the average Lipper(3) Variable Products Growth & Income Portfolio, the Portfolio's performance benchmarks. Since the Portfolio's inception on May 1, 1998, its average annual return of 5.38% has lagged the 8.04% average annual return of the S&P 500(R) Index.

Defensive stocks -- such as the shares of health care, financial, utilities, and consumer staples companies -- were the best performers in 2000. In the Portfolio, health care stocks were the biggest positive contributors to performance for the year, returning about 30% as a group. The large drug companies, including Merck and Pfizer, were popular as a safe haven from the technology downdraft, during this time.

Utilities stocks were also among the best performers in the Portfolio, returning 40% as a group. The Portfolio maintained an overweighted position relative to the S&P 500(R) Index in electric utilities, which benefited from strong demand and growing profit margins. With demand for electricity outstripping supply, companies that generate and sell power were in a better competitive position than those that needed to buy power. Overweightings in power generation firms such as Reliant Energy and Calpine provided a healthy boost to the Portfolio's return.

Another positive area for the Portfolio was the financial sector. Although rising interest rates weighed on profit margins early in the year, financial stocks rebounded as the slowing U.S. economy and low inflation environment led to expectations of lower rates. Citigroup, Lehman Brothers, and Merrill Lynch were among the Portfolio's top contributors.

At the other end of the spectrum, technology stocks were the worst performers in the Portfolio. Although Internet stocks took the biggest beating, few of the Portfolio's technology holdings emerged unscathed. Software giant Microsoft, hit with anti-trust violations, was the Portfolio's largest single negative contributor, and other blue-chip names such as Intel and Cisco Systems also had a significant negative impact. The one bright spot is that the Portfolio was underweighted in technology stocks compared with the S&P 500(R) during the last several months of the year.

Other negative contributors to the Portfolio's performance included telephone stocks. Long-distance carriers in particular, struggled with increased competition and a lack of pricing power. AT&T, WorldCom and Sprint were among the Portfolio's biggest negative contributors.

Retailers also performed poorly. Concerns about a slowdown in consumer spending, both in the U.S. and in Europe, hurt these stocks. The weakest performers included Wal-Mart Stores, Home Depot, and Federated Department Stores.

PORTFOLIO STRATEGY
The Portfolio's management team continued its use of quantitative models along with active management and risk controls to select stocks for the Portfolio. Income & Growth maintains a structured, disciplined investment approach for both stock selection and Portfolio construction. The Portfolio incorporates both growth and value measures (with a tilt toward value) to seek consistent long-term performance.

John Schniedwind
Kurt Borgwardt
Portfolio Managers
American Century Investment Management, Inc.

                            $10,000 INVESTED IN THE
             MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                          ON 5/1/98 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                 AMERICAN CENTURY INCOME
                                                    & GROWTH PORFOLIO              S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                10960.00                    11171.00                    10084.00
12/31/99                                                12888.00                    13521.00                    10388.00
12/31/00                                                11505.00                    12291.00                    10739.00

            One Year: -10.73%       Since Inception: 5.38% (5/1/98)

(1) MainStay VP American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
During the Portfolio's annual period ended December 31, 2000, the stock market exhibited significant volatility in the returns of both investment styles and economic sectors. The early part of the period continued to exhibit unprecedented appreciation in the technology sector, to extreme levels of valuation and speculation, leaving the rest of the market behind. During the rest of the first half of the year, the market rotated around, first favoring value stocks and then technology stocks again. Starting in about mid-July, however, technology stocks entered an extended period of decline, while value stocks appreciated.

As we wrote in our semi-annual report six months ago, "Events that might spark a resurgence of value stock performance include a sustained decline in interest rates, a correction in the unprecedented valuations of technology stocks, or a period of general economic weakness." Indeed, the overall stock market's decided turn toward the value style of investing around mid-year was a result of a sustained decline in interest rates, the extreme over-valuation and subsequent price correction of technology stocks, and slowing economic growth.

The MainStay VP Dreyfus Large Company Value Portfolio returned 6.59% during the year. The Portfolio's benchmark, the Russell 1000(R) Value Index(2), returned 7.01%. This unfavorable comparison is attributable to a slight underweighting in utilities, the best performing sector, and to a slight overweighting in technology, the worst performing sector. Overall, however, the Portfolio delivered positive contributions from both sector allocation (emphasizing the better performing economic sectors of the market) and security selection (selecting the better performing securities within each sector). The Portfolio is currently categorized in the Lipper(3) Variable Products Growth Portfolio, which returned -9.23%. However, it is inappropriate to be categorized in this universe given that the Portfolio is managed in the value investment style.

PORTFOLIO MANAGEMENT DECISIONS
The major Portfolio management decisions during the annual period were primarily related to security selection. Primarily, we are "bottom-up" investors, concentrating most of our energy on security selection. We do, however, attempt to spread security selection across the economic spectrum, and to control exposure to economic sectors, verifying that any over- or under-exposure coincides with our broad macro outlook.

The two best performing securities in the Portfolio during the annual period in terms of contribution to relative returns were in the utility sector. Long neglected by investors, the utility industry has been transforming itself, and when market conditions began to favor the value style, the sector benefited accordingly. The two best performers, Dynergy and Coastal, were both beneficiaries of the sharp rise in natural gas pricing. Further, both companies were at the forefront of the movement into energy marketing. Dynergy was sold late in the period as energy deregulation in California came under attack. Coastal remained a holding as we expected its more production-based and pipeline portfolio to continue to benefit.

Other strong performers in terms of contribution to relative returns included Philip Morris, Associates First Capital, and Watson Pharmaceuticals. Philip Morris, a packager and marketer of tobacco and food, benefited from a more hospitable tobacco litigation outlook and strong relative earnings. Generally, we added to this position throughout the year. Associates First Capital, primarily involved in consumer finance, was acquired by Citigroup in early September. Watson Pharmaceuticals, primarily a manufacturer of generics, benefited from the FDA's return of one of its manufacturing facilities to full production. The security was sold when it reached full valuation.

The poorest performing security in the Portfolio during the annual period in terms of contribution to relative return was Unisys. This technology company, primarily in the consulting business, was purchased and sold during the period, although it was just recently purchased again. A weak earnings report for the second quarter, which caused a sudden and sharp correction in the stock price, was the only culprit for the downturn. This earnings weakness was primarily due to order delays, not order cancellations. When the stock appeared to have begun to recover late in the year, we repurchased it due to its depressed valuation and in anticipation of a further rebound.

Other weak performers in terms of contribution to relative returns included Computer Associates, Compaq Computer, and Alpharma. Computer Associates, primarily a mainframe computer software manufacturer, was purchased and sold during the period, and it was recently purchased again. Further, like Unisys, a weak earnings report for the second quarter, which caused a sudden and sharp price correction, was one of the only reasons for the stock's downturn. Compaq Computer, primarily a personal computer manufacturer, appeared to be a great turnaround story for much of the year, until overall economic and technology sector weakness caught up with it late in the year. While we reduced the position, Compaq remains a holding. Alpharma, primarily a generic pharmaceutical manufacturer, experienced weakness in its animal health division due to a poor chicken season, and the stock fell quickly and severely, as we sold into this weakness.

There were numerous purchases during the period, many of these either adjusting the relative weights of existing security holdings, or investing the cash additions made to the Portfolio. The most significant purchase in terms of contribution to return during the period may have been Associates First Capital. While we had originally initiated a position in the security during 1999, we significantly added to it during 2000, and benefited when Citigroup acquired the company.

The most significant sale during the period was Intel, the semiconductor manufacturer, where we successfully traded in and out of a position throughout the year. For example, we sold the stock in May, avoiding the stock's September downdraft when weak earnings were pre-announced. We bought it back in early October on depressed valuation for a rebound, and sold again in early November, avoiding the late November downturn. Most recently, we bought it back in mid-December. The extreme price volatility of the stock market made this type of trading not only advantageous but increasingly necessary.

SECTOR WEIGHTING CHANGES
Changes in sector weights during the annual period included reducing technology exposure while increasing financial, utility and healthcare exposure near the middle of the period. Near the end of the period, we increased technology sector exposure, and reduced healthcare and utility exposure. This twelve-month period was noted for its dramatic swings in economic sector preference, and these sector changes in the Portfolio generally benefited performance. The changes were made primarily based on an on-going assessment of market preferences and improving company fundamentals at each point in time.

The best performing economic sector in the Portfolio on a relative basis was utilities, where security selection was extremely favorable due to emphasis on natural gas producers and the emerging energy marketers. Other sectors with favorable returns included communication services, consumer cyclicals, healthcare, consumer staples, and capital goods.

The poorest performing economic sector in the Portfolio on a relative basis was technology. We both incorrectly overweighted this sector and experienced poor security selection. Energy, basic materials and financials were also underperformers on a relative basis.

Significant overweightings (greater than 100 basis points versus the benchmark index) at the end of the period were the financial and technology sectors. Financials should perform well in a declining interest rate environment. Some technology stocks represent significant value and long-term growth opportunities.

Significant underweightings (greater than 100 basis points versus the benchmark index) at the end of the period were the capital goods, communication service, consumer staple, transportation and utility sectors. Generally, our current security selections simply do not fall into these sectors.

LOOKING AHEAD AND MISCELLANEOUS
The MainStay VP Dreyfus Large Company Value Portfolio specializes in value stocks with market capitalizations greater than $900 million. Almost all holdings currently have market capitalizations greater than $5 billion. Our strategy is to have exposure to every economic sector, with weights not too dissimilar from the sector weights of the Russell 1000(R) Value Index, the Portfolio's benchmark. The Portfolio, therefore, is engineered to provide low volatility of returns relative to this benchmark index. Most investment professionals equate low volatility of returns with low risk. In this sense, it is a conservatively managed value portfolio.

The value style of investing had generally been out-of-favor for a number of years until mid-year 2000. We believe that both economic and market conditions are favorable for a continuation of strong performance for the value investment style. Currently, many value stocks are experiencing solid earnings growth relative to many "growth" stocks. Further, the valuation gap between growth stocks and value stocks remains near an historic extreme.

Of course technology stocks or "growth" stocks may suddenly come back into favor with the market at any time. If such a sharp rebound does occur, these stocks could be subject to another massive price correction like that recently experienced. History has proven that the best long-term performing Portfolios are diversified across both the value and growth sectors. We see value in all sectors of the stock market.

Timothy M. Ghriskey
Portfolio Manager
The Dreyfus Corporation

                            $10,000 INVESTED IN THE
               MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO
                    ON 5/1/98 VS RUSSELL 1000(R) VALUE INDEX
                        AND THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                  DREYFUS LARGE COMPANY                                   RUSSELL 1000(R) VALUE
                                                     VALUE PORTFOLIO          CONSUMER PRICE INDEX                INDEX
                                                  ---------------------       --------------------        ---------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                10283.00                    10084.00                    10000.00
12/31/99                                                10975.00                    10388.00                    11043.00
12/31/00                                                11698.00                    10739.00                    11817.00

             One Year: 6.59%       Since Inception: 6.04% (5/1/98)

(1)MainStay VP Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as sub-advisor to this Portfolio.
(2)Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(4)The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
The bursting of the technology and valuation bubble in March 2000 triggered an overall decline in the equity markets. The decline of the NASDAQ(2) Composite Index during 2000 is indicative of this adjustment, falling 39.29% while the S&P 500(R) Index(3) fell 9.10%.

It became increasingly clear over the course of 2000 that the actions by the Federal Reserve to raise interest rates, beginning in June 1999, had taken hold and were perhaps overdone. In December 2000, the National Association of Purchasing Management(4) indicated that manufacturing levels had weakened for the fifth consecutive month to the lowest level in a decade. Retail sales, a common barometer of economic health during the holiday season, were also far weaker than expected.

Higher energy costs also had a negative effect on the economy during the past year. Escalating crude oil and natural gas prices continue to act as a drag on the overall economy. A cold and severe winter has only exacerbated the problem.

While it has been a volatile year, the Portfolio continues to outperform the most widely recognized large-cap growth benchmarks, the Russell 1000(R) Growth(5) and S&P 500(R)/Barra Growth(6) Indices. For the 12 months ending December 31, 2000, the Portfolio returned -9.97% compared to the -22.42% return of the Russell 1000(R) Growth Index and the -22.08% return of the S&P 500(R)/Barra Growth Index. The Portfolio ranked 117 out of 236 growth portfolios, placing it in the 50th percentile in the Lipper(7) Variable Products Growth Portfolio category for variable product sub-accounts. The average Lipper Variable Products Growth Portfolio returned -9.23% for the year.

The Eagle Growth team continues to focus on risk-adjusted returns, i.e. providing higher upside returns while attempting to minimize downside risk. While our investing philosophy may not be as aggressive on the upside (when compared to those who heavily overweighted certain sectors, e.g., technology), it is in challenging markets like the past nine months where its inherent value is demonstrated. We attribute our outperformance of the large-cap growth benchmarks to our research and focus on risk, both of which prompted us to exit several of the Portfolio's highest multiple stocks before the markets severely punished them in the last six weeks of the year.

PORTFOLIO MANAGEMENT DECISIONS
Several portfolio management decisions made over the course of 2000 contributed to the Portfolio's outperformance of the S&P 500(R)/Barra Growth Index. Our decision to move to a gradual underweighting in the technology sector in the second half of the year benefited the Portfolio's annual performance. The reduction in the Portfolio's technology sector weighting was achieved by eliminating many of the semiconductor holdings during the second and third quarters.

For most of the year, we maintained relatively large positions of both Dell Computer (a PC/server hardware company) and Microsoft (a software company), which hurt our performance. However, based on the research of our technology analysts, who correctly predicted a sharper than anticipated slowdown in PC sales, we reduced both positions by the end of the third quarter, thereby limiting our exposure to the most severe declines of the fourth quarter. While investors have been negative on many technology stocks over the short-term, we continued to build the Portfolio's EMC (a storage company) position. In our view, the storage area is an emerging, longer-term trend in the technology sector and EMC is well positioned to capitalize on this trend. Due to our concerns over excessive valuations in networking and optics stocks, we cut back our exposure to these areas over the course of the year.

Health care was our best performing sector in 2000. We steadily increased our existing pharmaceutical positions in anticipation of a slowing economy. In this type of environment, we believe investors will be more willing to pay a premium for companies that can deliver consistent and predictable growth. Merck, Johnson & Johnson and Pfizer were among the Portfolio's top performers in 2000. We also added pharmaceutical stocks, Pharmacia and Abbott Laboratories, during the third and fourth quarters respectively. Both helped stabilize the Portfolio late in the year when the markets were the most volatile. Portfolio holding Medtronic, a medical device firm, was also up for the year.

The consumer area was a challenging sector in 2000. Earlier this year, fear of rising rates prompted investors to punish market-leading companies like Wal-Mart Stores and Home Depot. However, we are committed to holding these dominant franchise names, as their fundamental long-term outlooks remain attractive.

While the consumer sector performed negatively for most of 2000, we did see significant improvement in the latter part of the year as investors shifted to more defensive stocks. We increased our exposure in the consumer sector to an overweighted position during the third and fourth quarters. Procter & Gamble, Waste Management, Gannett, Anheuser-Busch and Kroger, all new additions to the Portfolio, performed well since their additions in the fourth quarter. We expect these names to reduce the Portfolio's risk profile in a slower-growth environment, as we anticipate that consumers will continue to purchase the goods and services sold by these companies.

The Portfolio also benefited from a number of financial services sector holdings in 2000. American International Group and Citigroup in particular were positive performers as they continue to benefit from the diversity of their global franchises. Goldman Sachs, Merrill Lynch and Lehman Brothers also performed well since their additions in the fourth quarter. On the downside, American Express was off for the year, but we continue to hold it and the other financial services stocks just mentioned based on our belief that they all have strong long-term growth prospects.

Some stocks had a significant positive impact on Portfolio performance during 2000. The following performance figures are reflective of the one-year period ending on December 31, 2000. Waste Management, a garbage disposal company, purchased in October 2000, returned +34.1%; Costco Wholesale, a discount retailer, purchased in June 2000, returned +18.6%; Merck, a pharmaceuticals company, purchased in July 2000 returned +17.3%; American International Group, an insurance company, returned +14.7%; and finally, a beverage/spirits company, Adolph Coors, sold in November 2000, returned +13.6%.

Some stocks had a significant negative impact on the Portfolio's performance during 2000. The performance figures that follow are reflective of the one-year period ending on December 31, 2000. JDS Uniphase, a networking/communications company, sold in December 2000, returned -41.3% due to weakening fundamentals across the sector in third quarter. Software company, Microsoft, revealed slowing demand and decreasing stock value in the third quarter and returned -38.4% as a result of the slowdown in PC demand and the disappointing adoption of Windows 2000. Lastly, Dell Computer, whose line of business is PC/server hardware, revealed slowing demand and decreasing stock value in the third quarter as a result of the slowdown in PC demand & missed earnings expectations; it returned -32.8% for the year ending December 31, 2000.

SECTOR WEIGHTING CHANGES
At the beginning of 2000, the Portfolio was overweighted in technology and underweighted in the consumer staples and health care sectors. Our financial services weighting was comparable to our benchmark. Due to increasing signs of a weakening economy, our primary shift in 2000 was a steady cutback in our technology weighting by 9 percentage points. To offset this shift, we invested in more defensive sectors such as consumer staples and health care. In addition, we gradually altered our financial services position from a market weighting to an overweighted position, in anticipation of a potential rally in the financial services sector in response to interest rate cuts by the Federal Reserve.

In retrospect, while the year 2000 was a difficult one for most investors, we believe that our performance for the year was quite good relative to the large-cap benchmarks. Fortunately, we recognized fairly early in the year that high price-to-earnings multiple stocks were going to be in for a difficult year as investors began to place greater emphasis on valuation in their investment decisions. Consequently, we made several sector-weighting changes that helped us weather this extremely volatile period in the U.S. equity markets reasonably well.

LOOKING AHEAD AND MISCELLANEOUS
As we head into 2001, it is important to note the Federal Reserve's January 3, 2001 half-point cut in the Federal Funds rate. This action reduces the probability of the hard landing anticipated by many investors. It may take time, however, for the effects of this rate cut (and any subsequent cuts) to fully work through the economy. In the meantime, we expect this reduction to be generally beneficial for growth stocks and we expect the Federal Reserve easing to continue.

The market should continue to readjust expectations and valuations. In our view, the resetting of investor expectations will prove beneficial for the long-term health of the U.S. equity markets. As long as the extreme volatility continues, however, we will continue to strategically position the Portfolio with an overweighting in steady growth companies in some of the more traditionally defensive sectors, such as consumer staples and health care. However, once the Federal Reserve interest rate changes begin to take hold and the economy shows signs of recovering, we are likely to begin to shift the Portfolio back toward some of the more rapidly growing segments of the economy such as technology and telecommunications, which we believe will be major drivers of the U.S. economy for the next several years.

We thank you for investing with us and we look forward to working with you in the years to come.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

                            $10,000 INVESTED IN THE
           MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO
                          ON 5/1/98 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(8)
[LINE GRAPH]

                                                 EAGLE ASSET MANAGEMENT
                                                 GROWTH EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                11785.00                    11171.00                    10084.00
12/31/99                                                19504.00                    13521.00                    10388.00
12/31/00                                                17560.00                    12291.00                    10739.00

            One Year: -9.97%       Since Inception: 23.44% (5/1/98)

(1) MainStay VP Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as sub-advisor to this Portfolio.
(2) The "NASDAQ Composite Index" is an unmanaged index and is considered generally representative of the U.S. small capitalization stock market.
(3) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(4) National Association of Purchasing Management ("NAPM") is a non-profit educational association that acts as a communication link with more than 47,000 purchasing and supply management professionals providing national and international leadership in purchasing and materials management, particularly in the areas of education, research and standards of excellence.
(5) Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(6) S&P 500(R)/Barra Growth Index contains companies with high price-to-book ratios.
(7) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(8) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The preceding information has not been audited.

MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

MARKET OVERVIEW
Volatility and a slowdown in trading volume plagued the small company growth market for most of 2000. During the first quarter, the combination of a strong economy and increased investor stock trading via the Internet created a volatile "market of extremes." During this time, we saw the prices of some technology and biotechnology company stocks rise to extraordinarily high levels. In many cases, these high prices were the result of the predominance of momentum styles of investing and excitement with everything "tech," and not because of attractive valuations. Then, during April and May, the performance of the technology-heavy Russell 2000(R) Index(2) dropped substantially as investors in small company stocks generally showed intolerance for any earnings shortfall or reported company problem, no matter how slight. In addition, uncertainty around the Federal Reserve's activities and their potential influence on the economy led investors to retreat from the stocks of companies that had previously led the small company market's performance (e.g., technology, Internet). Instead, they sought safety in the stocks of more established firms that exhibited earnings history and other strong fundamentals. The stocks that fared the best over the course of the year ended up being the more "defensive" names in non-cyclical sectors (e.g. foods, drugs and healthcare) -- those in which investors were more confident that earnings expectations would be met. Conversely, many companies that spent heavily on capital equipment to increase capacity or relied largely on capital investments made by outside firms to drive their revenues made investors nervous, and many of their stocks suffered as a result. Slower U.S. economic growth coupled with widespread earnings shortfalls by several popular growth companies made many investors rethink their investment approach.

PORTFOLIO REVIEW
While performance suffered during the year, in line with much of the small-cap growth segment, the Portfolio was able to significantly outperform the Russell 2000(R) Growth Index(3) on a year-to-date basis. For the one-year period ending December 31, 2000, the MainStay VP Lord Abbett Developing Growth Portfolio returned -19.08% compared to the -22.43% performance of the Russell 2000(R) Growth Index. When the Growth Index declined sharply during the year, the Portfolio was able to perform well against it. However, the Portfolio was not able to keep pace during periods when the Russell 2000(R) Growth Index roared back as a result of the performance of its larger capitalization names (often technology companies or companies without earnings). Many of the Russell 2000(R) Growth Index's best performers were higher-priced, larger names outside of the guidelines within which the Portfolio typically invests. The healthcare sector was one of the more "defensive" areas that provided some healthy gains in select company stocks, while the Portfolios' overall exposure to technology stocks was the largest hindrance to performance, as that sector went through a nine-month-long valuation correction. The retail sector provided mixed results, generating some of the largest gains and deepest losses. Investors flirted heavily with retail names over the course of the year, often moving in during downturns in the technology and biotech sectors and retreating during tech and biotech rallies.

During the first quarter of 2000, portfolio performance benefited most significantly from holdings in the stocks of technology and biotechnology companies. The stocks of many of these companies continued to profit from both rapid multiple expansion and strong earnings growth that had carried over from the market enthusiasm of 1999. We were, however, underweighted in technology and biotechnology companies relative to the Growth Index, because we believed many of the stocks were overvalued. As a result, the Portfolio underperformed the Russell 2000(R) Growth Index for the first quarter.

Throughout the market's down period in April and May, we took the opportunity to make select additions to the Portfolio across many industries in companies where we believed the fundamentals and prices were attractive. The Portfolio's performance kept pace with the Growth Index through May due to our relatively minimal exposure to faltering technology issues. However, in June, the resurgence of investors' enthusiasm, especially for the stocks of biotechnology companies, hurt the Portfolio's performance, as our exposure to these companies was minimal.

While most market sectors contributed to the Portfolio's performance during the third quarter, the stocks of healthcare, finance and energy companies made the most significant contribution and select retail companies also performed well. In addition, as a result of rising oil prices, the stocks of energy companies performed well for the quarter. As in the first two quarters of the year, technology stocks continued to be extremely volatile. Jittery investors, unsure about the direction of interest rates and the strength or weakness of the economy, reacted to negative earnings reports by unpredictably jumping in and out of the market. Telecommunications/utilities stocks also struggled during the quarter as a result of the uncertainty about the continued growth potential in the cellular telephone industry.

Poor performance during the fourth quarter was experienced by most market sectors across the Russell 2000(R) Growth Index, with the stocks of technology companies seeing the most significant declines. Software companies that faced questions regarding future growth rates were particularly hard hit. However, the Portfolio was underweighted in the technology sector relative to the Russell 2000(R) Growth Index. In general, the stocks of non-cyclical, consumer product companies served the Portfolio well, as they tended to respond favorably to a slowing economy. Careful stock picking was again the key to success in the retail sector, as investors had the tendency to bid up prices on stocks of retail companies when good news hit the airwaves. While there was widespread investor trepidation surrounding the presidential election and proposed healthcare spending, the stocks of many healthcare services companies were still able to post good relative performance.

OUTLOOK
As we move into 2001, we believe that the small-cap growth segment may produce attractive investment opportunities given the environment of slowing earnings growth for many large-cap companies. In addition, we expect that the recent outperformance enjoyed by small-cap value companies may stimulate investor interest in small-cap growth companies. Coupled with the "soft landing" being engineered by the Federal Reserve, we believe that we are likely to see earnings growth and renewed price appreciation among many small-growth companies across many sectors.

Stephen McGruder
Senior Portfolio Manager
Lord, Abbett & Co.

                            $10,000 INVESTED IN THE
              MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO
                       ON 5/1/98 VS RUSSELL 2000(R) INDEX
                        AND THE CONSUMER PRICE INDEX(4)
[LINE GRAPH]

                                                 LORD ABBETT DEVELOPING
                                                    GROWTH PORTFOLIO          RUSSELL 2000(R) INDEX       CONSUMER PRICE INDEX
                                                 ----------------------       ---------------------       --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                 9210.00                     8993.00                    10084.00
12/31/99                                                12175.00                    10905.00                    10388.00
12/31/00                                                 9852.00                    10576.00                    10739.00

            One Year: -19.08%       Since Inception: -0.55% (5/1/98)

(1) MainStay VP Lord Abbett Developing Growth Portfolio is a portfolio of the Mainstay VP Series Fund, Inc. Lord, Abbett & Co. serves as sub-advisor to this Portfolio.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $526.4 million; the median market capitalization was approximately $428.0 million. The largest company in the index had an approximate market capitalization of $1,349.8 million. The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. Indices cited are unmanaged and not available for direct investment.
(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth values. The Index is unmanaged, does not reflect fees or expenses, and is not available for direct investment.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

The Portfolio is actively managed and is subject to change.

The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance. The Portfolio may invest up to 10% of net assets in foreign securities. Securities markets of foreign countries in which the Portfolio may invest generally are not subject to the same degree of regulations and may be more volatile and less liquid than the major U.S. markets. Foreign investments may also be subject to currency exposure.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ANTITRUST LAW: Any law that encourages competition by limiting unfair business practices and curbing monopolies' power.

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINT: One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

BLUE CHIP: Stocks of companies known for their long-established record of earning profits and paying dividends. Blue chips tend to be large, stable and well known.

CAPITAL INTENSIVE: Requiring large investments in capital assets to provide an acceptable return on investment.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e. cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

COUPON RATE: The stated interest rate on a bond when first issued. A $1,000 bond with a coupon of 6% will pay $60 a year until its maturity. However, the actual dividend yield from a bond on the secondary market can vary greatly from the coupon rate because the bond can sell above or below its face value.

CYCLICALS: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

EURO: The Euro became the official unit of currency of the European Union on January 1, 1999. It is currently used in 11 of the member states and has a fixed conversion rate against their national currencies. It is currently used only for "paper transactions" and will not be in circulation until 2002.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven-member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FEDERAL RESERVE BANK: The central bank of the U.S. that sets monetary policy. The Federal Reserve oversees money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system. Also called the Fed.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FLOATING RATE SECURITY: Debt instrument with a variable interest rate. It provides protection against rising interest rates, but pay lower yields than fixed rate notes of the same maturity. Also known as a floater.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry.

HIGH-COUPON:  A bond that pays a high interest rate.

IPO: Initial Public Offering. The first time a company issues stock to the public, also known as "going public". They are frequently offered by young, growing companies who need to seek outside equity capital in the public market. IPOs can offer the possibility of large gains, coupled with very high risk.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large caps and blue chips.) Because of their size, large caps tend to grow more slowly than small cap stocks, but they also tend to be much more stable.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LOCAL CURRENCY TERMS: Returns expressed in local currency terms show what investors using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

LONG-TERM BOND: Treasury bonds with maturities of more than 10 years; corporate bonds with maturities more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large cap, mid cap and small cap.

MONEY MARKET: A type of mutual fund that invests in stable, short-term securities. Money-market funds are easily convertible into cash and usually maintain an unchanged value of $1 a share, but they are not insured by the federal government.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

NEW ECONOMY: The recent growth in the economy which is sustained by technology and the internet.

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole, or is greater than the country's total equities relative to the international equity markets as a whole.

P/E RATIO: Price-to-earnings ratio. The price of a stock divided by its earnings per share.

POSITION:  An investor's stake in a particular security or market.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

U.S. TREASURY DEBT: Debt incurred by the U.S. Treasury by way of selling U.S. Treasury bonds to the public.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YANKEE BONDS: Dollar-denominated bonds sold in the U.S. by foreign companies or government entities.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

                                                   MAINSTAY VP SERIES FUND, INC.

                            OFFICERS AND DIRECTORS*
                        Richard M. Kernan, Jr., Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John A. Weisser, Director
                        Richard W. Zuccaro, Tax Vice President
                        John A. Flanagan, Treasurer and Secretary
                        Richard D. Levy, Controller

                              INVESTMENT ADVISERS
                        MacKay Shields LLC
                        Madison Square Advisors LLC
                        Monitor Capital Advisors LLC
                        New York Life Insurance Company

                                 ADMINISTRATOR
                        New York Life Insurance and Annuity Corporation

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

* As of December 31, 2000.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

                    COMMON STOCKS (97.1%)+
                                    SHARES          VALUE
                                  ------------------------
BANKS (0.6%)
Mellon Financial Corp. .........      213,300   $   10,491,694
                                                --------------
BIOTECHNOLOGY (2.6%)
Genentech, Inc. (a).............      454,000       37,001,000
Protein Design Labs, Inc. (a)...      130,000       11,293,750
                                                --------------
                                                    48,294,750
                                                --------------
BROADCAST/MEDIA (1.3%)
Clear Channel Communications,
 Inc. (a).......................      471,988       22,861,918
                                                --------------
COMMUNICATIONS--EQUIPMENT (8.7%)
Cisco Systems, Inc. (a).........    1,287,100       49,231,575
Corning, Inc. ..................      948,900       50,113,781
Nokia Corp. PLC ADR (b).........      357,000       15,529,500
Nortel Networks Corp. ..........      316,400       10,144,575
Tellabs, Inc. (a)...............      564,200       31,877,300
                                                --------------
                                                   156,896,731
                                                --------------
COMPUTER SOFTWARE & SERVICES (4.3%)
Microsoft Corp. (a).............      724,200       31,502,700
Oracle Corp. (a)................    1,614,000       46,906,875
                                                --------------
                                                    78,409,575
                                                --------------
COMPUTER SYSTEMS (6.1%)
EMC Corp. (a)...................    1,013,000       67,364,500
Sun Microsystems, Inc. (a)......    1,542,000       42,983,250
                                                --------------
                                                   110,347,750
                                                --------------
ELECTRIC POWER COMPANIES (3.5%)
AES Corp. (The) (a).............    1,148,600       63,603,725
                                                --------------
ELECTRICAL EQUIPMENT (2.9%)
General Electric Co. ...........    1,115,000       53,450,312
                                                --------------
ELECTRONICS--SEMICONDUCTORS (5.9%)
Analog Devices, Inc. (a)........      344,400       17,628,975
Applied Materials, Inc. (a).....      245,200        9,363,575
Cypress Semiconductor Corp.
 (a)............................      307,000        6,044,063
Intel Corp. ....................    1,011,300       30,591,825
Motorola, Inc. .................    1,079,700       21,863,925
Texas Instruments Inc. .........      467,200       22,133,600
                                                --------------
                                                   107,625,963
                                                --------------
ENTERTAINMENT (3.3%)
Time Warner Inc. ...............      436,100       22,781,864
Viacom, Inc. Class B (a)........      526,859       24,630,658
Walt Disney Co. (The)...........      422,800       12,234,775
                                                --------------
                                                    59,647,297
                                                --------------
FINANCE (4.2%)
Citigroup Inc. .................    1,033,162       52,755,835
MBNA Corp. .....................      626,200       23,130,263
                                                --------------
                                                    75,886,098
                                                --------------

                                    SHARES          VALUE
                                  ------------------------

HEALTH CARE--DRUGS (6.8%)
Andrx Group (a).................      107,000   $    6,192,625
Celgene Corp. (a)...............      264,600        8,599,500
IVAX Corp. (a)..................      447,100       17,123,930
Merck & Co., Inc. ..............      556,900       52,139,763
Schering-Plough Corp. ..........      681,500       38,675,125
                                                --------------
                                                   122,730,943
                                                --------------
HEALTH CARE--MEDICAL
 PRODUCTS (7.3%)
Applera Corp.-Applied Biosystems
 Group..........................      150,000       14,109,375
Baxter International Inc. ......      396,000       34,971,750
Guidant Corp. (a)...............      595,200       32,103,600
Medtronic, Inc. ................      842,800       50,884,050
                                                --------------
                                                   132,068,775
                                                --------------
HEALTH CARE--MISCELLANEOUS (6.9%)
Allergan, Inc. .................      300,900       29,130,881
Amgen Inc. (a)..................      503,400       32,186,138
Bristol-Myers Squibb Co.........      735,900       54,410,606
MedImmune, Inc. (a).............      186,000        8,869,875
                                                --------------
                                                   124,597,500
                                                --------------
HOUSEHOLD PRODUCTS (2.8%)
Colgate-Palmolive Co............      643,300       41,525,015
Kimberly-Clark Corp. ...........      130,400        9,217,976
                                                --------------
                                                    50,742,991
                                                --------------
INDEPENDENT POWER PRODUCER (0.7%)
Calpine Corp. (a)...............      280,000       12,617,500
                                                --------------
INSURANCE (4.1%)
American International Group,
 Inc. ..........................      496,542       48,940,421
Marsh & McLennan Cos., Inc. ....      220,300       25,775,100
                                                --------------
                                                    74,715,521
                                                --------------
INVESTMENT BANK/BROKERAGE (1.4%)
Goldman Sachs Group, Inc.
 (The)..........................      243,100       25,996,506
                                                --------------
LEISURE TIME (2.9%)
Harley-Davidson, Inc. ..........    1,307,100       51,957,225
                                                --------------
MANUFACTURING (3.9%)
Tyco International Ltd..........    1,280,000       71,040,000
                                                --------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (3.6%)
El Paso Energy Corp.............      269,000       19,267,125
Enron Corp. ....................      548,000       45,552,500
                                                --------------
                                                    64,819,625
                                                --------------
PERSONAL LOANS (3.3%)
Household International,
 Inc. ..........................      484,800       26,664,000
Providian Financial Corp. ......      564,800       32,476,000
                                                --------------
                                                    59,140,000
                                                --------------


------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
RETAIL (8.8%)
Bed Bath & Beyond, Inc. (a).....    1,043,200   $   23,341,600
CVS Corp. ......................      485,900       29,123,631
Home Depot, Inc. (The)..........      403,350       18,428,053
Kohl's Corp. (a)................      976,300       59,554,300
Safeway Inc. (a)................      323,200       20,200,000
Staples, Inc. (a)...............      784,400        9,265,725
                                                --------------
                                                   159,913,309
                                                --------------
SPECIALIZED SERVICES (1.2%)
Omnicom Group Inc. .............      265,000       21,961,875
                                                --------------
Total Common Stocks
 (Cost $1,263,589,014)..........                 1,759,817,583
                                                --------------
SHORT-TERM INVESTMENTS (3.3%)


                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (1.1%)
American Express Credit Corp.
 6.56%, due 1/8/01..............  $10,000,000        9,987,183
Goldman Sachs Group, Inc. (The)
 6.55%, due 1/10/01.............   10,600,000       10,582,589
                                                --------------
Total Commercial Paper
 (Cost $20,569,772).............                    20,569,772
                                                --------------


                                    SHARES          VALUE
                                  ------------------------
INVESTMENT COMPANY (2.2%)
Merrill Lynch Premier
 Institutional
 Fund...........................   40,579,830       40,579,830
                                                --------------
Total Investment Company
 (Cost $40,579,830).............                    40,579,830
                                                --------------
Total Short-Term Investments
 (Cost $61,149,602).............                    61,149,602
                                                --------------
Total Investments
 (Cost $1,324,738,616) (c)......        100.4%   1,820,967,185(d)
Liabilities in Excess of
 Cash and Other Assets..........         (0.4)      (7,191,068)
                                  -----------   --------------
Net Assets......................        100.0%  $1,813,776,117
                                  ===========   ==============

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At December 31, 2000 net unrealized appreciation was $496,228,569, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $606,318,601 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $110,090,032.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $1,324,738,616).....   $1,820,967,185
Cash...................................              903
Receivables:
  Dividends............................        1,223,547
  Fund shares sold.....................          172,640
Other assets...........................            2,803
                                          --------------
        Total assets...................    1,822,367,078
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        5,973,094
  Fund shares redeemed.................        1,342,422
  Adviser..............................          557,604
  Administrator........................          309,780
  Custodian............................           81,765
  Directors............................              749
Accrued expenses.......................          325,547
                                          --------------
        Total liabilities..............        8,590,961
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,813,776,117
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share)
  200 million shares authorized........   $      588,628
Additional paid-in capital.............    1,323,249,990
Accumulated net realized loss on
  investments..........................       (6,291,070)
Net unrealized appreciation
  on investments.......................      496,228,569
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,813,776,117
                                          ==============
Shares of capital stock outstanding....       58,862,808
                                          ==============
Net asset value per share
  outstanding..........................   $        30.81
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends (a).........................   $   7,343,220
  Interest..............................       2,003,494
                                           -------------
        Total income....................       9,346,714
                                           -------------
Expenses:
  Advisory..............................       6,997,546
  Administration........................       3,887,525
  Shareholder communication.............         905,405
  Custodian.............................         162,832
  Professional..........................         133,409
  Directors.............................          62,398
  Miscellaneous.........................          70,133
                                           -------------
        Total expenses..................      12,219,248
                                           -------------
Net investment loss.....................      (2,872,534)
                                           -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain on investments........      27,473,273
Net change in unrealized appreciation
  on investments........................    (242,233,899)
                                           -------------
Net realized and unrealized loss
  on investments........................    (214,760,626)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $(217,633,160)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $11,008.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                   2000             1999
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (2,872,534)  $     (672,540)
  Net realized gain on investments..........................      27,473,273      162,072,973
  Net change in unrealized appreciation on investments......    (242,233,899)     198,709,054
                                                              --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (217,633,160)     360,109,487
                                                              --------------   --------------
Distributions to shareholders:
  From net realized gain on investments.....................    (127,784,365)     (67,701,570)
                                                              --------------   --------------
    Total distributions to shareholders.....................    (127,784,365)     (67,701,570)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     416,093,704      522,943,112
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................     127,784,365       67,701,570
                                                              --------------   --------------
                                                                 543,878,069      590,644,682
  Cost of shares redeemed...................................    (233,198,402)    (271,402,974)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     310,679,667      319,241,708
                                                              --------------   --------------
Net increase (decrease) in net assets.......................     (34,737,858)     611,649,625
NET ASSETS:
Beginning of year...........................................   1,848,513,975    1,236,864,350
                                                              --------------   --------------
End of year.................................................  $1,813,776,117   $1,848,513,975
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                            YEAR ENDED DECEMBER 31
                                                             2000         1999         1998        1997       1996
                                                          -------------------------------------------------------
Net asset value at beginning of year....................  $   36.98    $    30.61   $    22.39   $  18.39   $  15.49
                                                          ----------   ----------   ----------   --------   --------
Net investment income (loss)............................      (0.05)(a)     (0.02)(a)     0.03       0.00(b)    0.01
Net realized and unrealized gain (loss) on
  investments...........................................      (3.73)         7.79         8.51       4.31       2.90
                                                          ----------   ----------   ----------   --------   --------
Total from investment operations........................      (3.78)         7.77         8.54       4.31       2.91
                                                          ----------   ----------   ----------   --------   --------
Less dividends and distributions:
  From net investment income............................         --            --        (0.03)     (0.00)(b)  (0.01)
  From net realized gain on investments.................      (2.39)        (1.40)       (0.29)     (0.31)        --
                                                          ----------   ----------   ----------   --------   --------
Total dividends and distributions.......................      (2.39)        (1.40)       (0.32)     (0.31)     (0.01)
                                                          ----------   ----------   ----------   --------   --------
Net asset value at end of year..........................  $   30.81    $    36.98   $    30.61   $  22.39   $  18.39
                                                          ==========   ==========   ==========   ========   ========
Total investment return.................................     (10.72%)       25.41%       38.14%     23.49%     18.75%
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)..........................      (0.15%)       (0.05%)       0.11%      0.00%(c)   0.09%
  Net expenses..........................................       0.63%         0.62%        0.64%      0.65%      0.73%
  Expenses (before reimbursement).......................       0.63%         0.62%        0.64%      0.65%      0.75%
Portfolio turnover rate.................................         33%           37%          27%        34%        16%
Net assets at end of year (in 000's)....................  $1,813,776   $1,848,514   $1,236,864   $763,079   $503,622

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Less than one-hundredth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000


SHORT-TERM INVESTMENTS (87.3%)+
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
ASSET-BACKED SECURITIES (1.0%)
BMW Vehicle Lease Trust Series
 2000-A Class A1
 6.67%, due 10/25/01 (c)..........  $2,312,254   $  2,312,254
Chevy Chase Auto Receivables Trust
 Series 2000-1 Class A1
 6.87%, due 7/12/01 (c)...........     752,601        752,601
                                                 ------------
                                                    3,064,855
                                                 ------------
BANK NOTES (2.0%)
First Union National Bank
 6.74%, due 5/4/01 (b)(c).........   4,000,000      4,001,034
 6.78%, due 6/4/01 (b)(c).........   2,000,000      2,000,784
                                                 ------------
                                                    6,001,818
                                                 ------------
CERTIFICATES OF DEPOSIT (6.2%)
British Telecommunications PLC
 6.77%, due 2/27/01 (b)(c)........   4,000,000      4,000,000
Commerzbank AG New York
 6.60%, due 4/26/01 (b)(c)........   4,000,000      3,999,629
 6.83%, due 9/5/01 (c)............   3,000,000      3,003,469
First Union National Bank
 7.35%, due 5/15/01 (c)...........   3,000,000      3,005,117
Ing Bank N.V.
 6.78%, due 2/8/01 (c)............   2,000,000      2,000,046
Westdeutsche Landesbank New York
 6.57%, due 3/23/01 (b)(c)........   3,000,000      2,999,667
                                                 ------------
                                                   19,007,928
                                                 ------------
COMMERCIAL PAPER (61.5%)
Abbey National North America
 6.54%, due 1/24/01...............   2,000,000      1,991,643
 6.60%, due 1/19/01...............   2,900,000      2,890,430
ABN-AMRO North America
 Finance Inc.
 6.40%, due 4/18/01...............   3,000,000      2,942,933
Allianz of America Inc.
 6.35%, due 3/16/01 (a)...........   2,000,000      1,973,894
American Express Credit Corp.
 6.52%, due 1/22/01...............   3,000,000      2,988,590
 6.54%, due 1/10/01...............   3,000,000      2,995,095
American General Corp.
 6.11%, due 4/5/01................   3,000,000      2,952,138
American General Finance Corp.
 6.51%, due 2/6/01................   3,000,000      2,980,470
ANZ (Delaware) Inc.
 6.59%, due 1/8/01................   3,000,000      2,996,156
Associates Corp. of North America
 6.50%, due 3/9/01................   3,000,000      2,963,708
 6.51%, due 2/15/01...............   3,000,000      2,975,588
 6.53%, due 2/9/01................   3,000,000      2,978,778
AT&T Corp.
 6.48%, due 2/23/01...............   3,000,000      2,971,380

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------

COMMERCIAL PAPER (Continued)
Atlantis One Funding Corp.
 6.43%, due 4/30/01 (a)...........  $3,000,000   $  2,936,236
 6.53%, due 1/16/01-1/24/01 (a)...   4,800,000      4,782,587
BCI Funding Corp.
 6.35%, due 3/8/01................   3,000,000      2,965,075
Cregem North America Inc.
 6.45%, due 2/26/01...............   3,000,000      2,969,900
 6.54%, due 1/11/01...............   2,500,000      2,495,458
Deutsche Bank Financial Inc.
 6.11%, due 8/30/01...............   2,500,000      2,397,742
 6.35%, due 3/5/01................   3,000,000      2,966,663
Dresdner U.S. Finance Inc.
 6.48%, due 2/12/01...............   3,000,000      2,977,320
Ford Motor Credit Co.
 6.51%, due 1/30/01...............   3,000,000      2,984,268
 6.59%, due 1/3/01................   3,000,000      2,998,902
Franklin Resources Inc.
 6.55%, due 1/17/01 (a)...........   3,000,000      2,991,267
 6.56%, due 1/31/01 (a)...........   3,000,000      2,983,600
General Electric Capital Corp.
 6.46%, due 3/12/01...............   3,000,000      2,962,317
 6.50%, due 2/28/01...............   3,000,000      2,968,583
 6.75%, due 1/2/01 (b)(c).........   2,000,000      1,999,997
Goldman Sachs Group Inc. (The)
 6.24%, due 5/15/01...............   2,000,000      1,953,547
 6.42%, due 4/11/01...............   3,000,000      2,946,500
 6.45%, due 3/8/01................   3,000,000      2,964,525
Halifax PLC
 6.44%, due 3/14/01...............   3,000,000      2,961,360
 6.46%, due 3/1/01................   3,000,000      2,968,238
IBM Credit Corp.
 6.54%, due 1/5/01................   4,000,000      3,997,093
Internationale Nederlanden (U.S.)
 Funding Corp.
 6.47%, due 3/7/01................   3,000,000      2,964,954
KFW International Finance Inc.
 6.32%, due 2/20/01...............   3,000,000      2,973,667
 6.55%, due 1/4/01................   3,100,000      3,098,308
Lloyds TSB Bank PLC
 6.42%, due 3/19/01...............   3,000,000      2,958,805
Merrill Lynch & Co. Inc.
 6.50%, due 2/28/01...............   2,000,000      1,979,056
National Rural Utilities
 Cooperative Finance Corp.
 6.20%, due 7/20/01...............   2,000,000      1,931,111
 6.36%, due 5/8/01................   3,400,000      3,323,715
 6.44%, due 3/9/01................   4,000,000      3,952,058
Nationwide Building Society
 6.45%, due 4/4/01................   3,000,000      2,950,013
 6.52%, due 1/18/01...............   3,000,000      2,990,763
Petrobras International Finance
 Co.
 6.59%, due 1/19/01...............   3,000,000      2,990,115

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    --------------------------
COMMERCIAL PAPER (Continued)
Prudential Funding LLC
 6.40%, due 1/26/01...............  $3,000,000   $  2,986,667
Quebec (Province of)
 6.41%, due 3/22/01...............   3,000,000      2,957,267
 6.51%, due 1/12/01...............   3,000,000      2,994,032
Receivables Capital Corp.
 6.36%, due 3/15/01 (a)...........   3,000,000      2,961,310
 6.60%, due 1/25/01 (a)...........   2,000,000      1,991,200
Sanpaolo IMI U.S. Financial Co.
 6.22%, due 4/9/01................   3,000,000      2,949,203
Santander Central Hispano Finance
 (Delaware) Inc.
 6.42%, due 5/15/01...............   3,000,000      2,928,310
SBC Communications Inc.
 6.50%, due 1/16/01 (a)...........   3,000,000      2,991,875
 6.51%, due 1/29/01 (a)...........   3,000,000      2,984,810
Societe Generale North America
 Inc.
 6.52%, due 2/5/01................   3,000,000      2,980,983
Svenska Handelsbanken AB
 6.41%, due 2/14/01...............   3,225,000      3,199,734
 6.46%, due 3/12/01-3/15/01.......   6,000,000      5,923,019
UBS Finance Delaware LLC
 6.34%, due 4/4/01................   2,000,000      1,967,140
 6.36%, due 4/4/01................   1,500,000      1,475,432
 6.58%, due 1/16/01...............   2,200,000      2,193,968
Unifunding Inc.
 6.52%, due 1/12/01...............   3,000,000      2,994,023
 6.53%, due 2/2/01................   3,000,000      2,982,587
Verizon Global Funding Inc.
 6.48%, due 2/1/01................   3,000,000      2,983,260
 6.50%, due 2/23/01...............   3,000,000      2,971,292
 6.55%, due 1/30/01...............   2,000,000      1,989,447
                                                 ------------
                                                  188,290,105
                                                 ------------
FEDERAL AGENCY (0.9%)
Federal National Mortgage
 Association
 (Discount Note)
 5.83%, due 6/21/01...............   2,700,000      2,625,230
                                                 ------------
MEDIUM-TERM NOTES (14.9%)
Abbey National Treasury Services
 6.61%, due 6/15/01 (b)(c)........   3,000,000      2,999,071
Australia & New Zealand Bank
 6.71%, due 11/2/01 (b)(c)........   3,000,000      2,999,749

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    --------------------------
MEDIUM-TERM NOTES (Continued)
Bank of America NA
 6.76%, due 7/27/01 (b)(c)........  $3,000,000    $ 3,000,429
 6.96%, due 2/9/01 (b)(c).........   3,000,000      3,000,730
Chase Manhattan Corp.
 6.89%, due 1/3/02 (b)(c).........   6,000,000      6,006,655
Donaldson, Lufkin & Jenrette Inc.
 7.05%, due 1/9/02 (b)(c).........   3,500,000      3,509,574
Goldman Sachs Group Inc. (The)
 6.68%, due 6/14/01 (b)(c)........   2,000,000      2,001,181
Merrill Lynch & Co. Inc.
 6.77%, due 9/14/01 (b)(c)........   2,000,000      2,000,408
 6.82%, due 5/21/01 (b)(c)........   2,000,000      2,000,842
 6.86%, due 5/8/01 (b)(c).........   3,000,000      3,001,282
Morgan Stanley Dean Witter & Co.
 6.67%, due 3/13/01 (b)(c)........   3,000,000      3,000,792
 6.88%, due 4/16/01 (b)(c)........   3,000,000      3,000,532
Prudential Funding LLC
 7.00%, due 10/18/01 (a)(b)(c)....   3,000,000      3,006,027
Wells Fargo & Co.
 6.49%, due 7/16/01 (b)(c)........   3,000,000      2,999,670
 6.78%, due 9/15/01 (b)(c)........   3,000,000      3,005,038
                                                 ------------
                                                   45,531,980
                                                 ------------
                                      SHARES
                                    ---------
INVESTMENT COMPANY (0.8%)
Merrill Lynch Premier
 Institutional Fund...............   2,522,036      2,522,036
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $267,043,952)
 (d)..............................        87.3%   267,043,952
Cash and Other Assets, Less
 Liabilities......................        12.7     38,871,242
                                     ---------   ------------
Net Assets........................       100.0%  $305,915,194
                                     =========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2000.
(c) Interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

The table below sets forth the diversification of Cash
Management Portfolio investments by industry.

INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT+
                              ------------------------
Auto Finance................  $  5,983,169        1.9%
Auto Leases.................     3,064,855        1.0
Banks #.....................   103,090,777       33.7
Computers & Office
  Equipment.................     3,997,093        1.3
Diversified Financial
  Services..................    26,055,855        8.5
Federal Agency..............     2,625,230        0.9
Finance.....................    10,938,050        3.6
Government--Foreign.........     5,951,299        1.9
Insurance...................     5,992,693        2.0
Insurance--Life & Health....     2,952,138        1.0
Investment Adviser..........     5,974,867        1.9
Investment Bank/Brokerage...    28,358,239        9.3
Investment Company..........     2,522,036        0.8
Special Purpose Finance.....    38,645,587       12.6
Telecommunication
  Services..................    17,920,684        5.9
Telecommunications--Long
  Distance..................     2,971,380        1.0
                               -----------    --------
                               267,043,952       87.3
Cash and Other Assets,
  Less Liabilities..........    38,871,242       12.7
                              ------------    --------
Net Assets..................  $305,915,194      100.0%
                              ============    ========

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' accept-ances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (amortized cost $267,043,952)..........   $267,043,952
Cash.....................................         76,574
Receivables:
  Fund shares sold.......................     38,146,868
  Interest...............................        817,496
                                            ------------
        Total assets.....................    306,084,890
                                            ------------
LIABILITIES:
Payables:
  Adviser................................         59,577
  Administrator..........................         47,662
  Custodian..............................         16,019
  Fund shares redeemed...................            125
  Directors..............................            113
Accrued expenses.........................         46,200
                                            ------------
        Total liabilities................        169,696
                                            ------------
Net assets applicable to outstanding
  shares.................................   $305,915,194
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  3,059,168
Additional paid-in capital...............    302,855,085
Accumulated undistributed net realized
  gain on investments....................            941
                                            ------------
Net assets applicable to outstanding
  shares.................................   $305,915,194
                                            ============
Shares of capital stock outstanding......    305,916,768
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $ 20,124,442
                                            ------------
Expenses:
  Advisory...............................        787,159
  Administration.........................        629,727
  Shareholder communication..............        127,451
  Professional...........................         48,220
  Custodian..............................         35,886
  Directors..............................         10,713
  Miscellaneous..........................         13,481
                                            ------------
        Total expenses...................      1,652,637
                                            ------------
Net investment income....................     18,471,805
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........            971
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 18,472,776
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                   2000             1999
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    18,471,805   $  15,498,879
  Net realized gain (loss) on investments...................              971             (30)
                                                              ---------------   -------------
  Net increase in net assets resulting from operations......       18,472,776      15,498,849
                                                              ---------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................      (18,471,805)    (15,498,879)
  From net realized gain on investments.....................               --            (141)
                                                              ---------------   -------------
    Total dividends and distributions to shareholders.......      (18,471,805)    (15,499,020)
                                                              ---------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................    1,228,625,528     977,607,004
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       18,470,839      16,403,044
                                                              ---------------   -------------
                                                                1,247,096,367     994,010,048
  Cost of shares redeemed...................................   (1,395,652,374)   (771,091,687)
                                                              ---------------   -------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................     (148,556,007)    222,918,361
                                                              ---------------   -------------
Net increase (decrease) in net assets.......................     (148,555,036)    222,918,190
NET ASSETS:
Beginning of year...........................................      454,470,230     231,552,040
                                                              ---------------   -------------
End of year.................................................  $   305,915,194   $ 454,470,230
                                                              ===============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                      YEAR ENDED DECEMBER 31
                                                 2000            1999           1998               1997           1996
                                             -----------------------------------------------------------------------------
Net asset value at beginning of year.......  $       1.00    $       1.00   $       1.00       $       1.00   $       1.00
                                             ------------    ------------   ------------       ------------   ------------
Net investment income......................          0.06            0.05           0.05               0.05           0.05
                                             ------------    ------------   ------------       ------------   ------------
Less dividends and distributions:
  From net investment income...............         (0.06)          (0.05)         (0.05)             (0.05)         (0.05)
  From net realized gain on investments....            --           (0.00)(a)      (0.00)(a)             --             --
                                             ------------    ------------   ------------       ------------   ------------
Total dividends and distributions..........         (0.06)          (0.05)         (0.05)             (0.05)         (0.05)
                                             ------------    ------------   ------------       ------------   ------------
Net asset value at end of year.............  $       1.00    $       1.00   $       1.00       $       1.00   $       1.00
                                             ============    ============   ============       ============   ============
Total investment return....................          6.06%           4.84%          5.18%              5.25%          4.95%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          5.87%           4.79%          5.05%              5.13%          4.92%
  Net expenses.............................          0.52%           0.51%          0.54%              0.54%          0.62%
  Expenses (before reimbursement)..........          0.52%           0.51%          0.54%              0.54%          0.64%
Net assets at end of year (in 000's).......  $    305,915    $    454,470   $    231,552       $    140,782   $    118,347

------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

CONVERTIBLE SECURITIES (86.2%)+
CONVERTIBLE BONDS (56.3%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    -------------------------
ADVERTISING & MARKETING
 SERVICES (2.3%)
Getty Images, Inc.
 5.00%, due 3/15/07...............  $3,000,000   $  2,291,250
Lamar Advertising Co.
 5.25%, due 9/15/06...............   1,500,000      1,550,625
                                                 ------------
                                                    3,841,875
                                                 ------------
BANKS (1.3%)
European Bank for Reconstruction &
 Development
 0.75%, due 7/2/01 (c)............   1,250,000      1,215,625
Mitsubishi Bank Ltd. International
 Finance (Bermuda) Trust
 3.00%, due 11/30/02..............   1,000,000        968,750
                                                 ------------
                                                    2,184,375
                                                 ------------
BIOTECHNOLOGY (0.6%)
Vertex Pharmaceuticals, Inc.
 5.00%, due 9/19/07 (b)...........   1,000,000        975,000
                                                 ------------
BROADCAST/MEDIA (1.0%)
Clear Channel Communications, Inc.
 1.50%, due 12/1/02...............     300,000        268,500
 2.625%, due 4/1/03...............     750,000        755,625
News America Holdings, Inc.
 (zero coupon), due 3/11/13 (d)...     850,000        568,905
                                                 ------------
                                                    1,593,030
                                                 ------------
BUILDING MATERIALS (1.0%)
Quanta Services, Inc.
 4.00%, due 7/1/07................   2,000,000      1,695,000
                                                 ------------
CABLE TV (0.7%)
Charter Communications, Inc.
 5.75%, due 10/15/05 (b)..........   1,000,000      1,223,750
                                                 ------------
COMMUNICATIONS--EQUIPMENT (5.8%)
American Tower Corp.
 5.00%, due 2/15/10...............   2,500,000      2,281,250
ANTEC Corp.
 4.50%, due 5/15/03...............   1,150,000        612,375
Aspect Communications Corp.
 (zero coupon), due 8/10/18.......   5,250,000      1,148,437
Comverse Technology, Inc.
 1.50%, due 12/1/05 (b)...........   1,000,000      1,123,750
 4.50%, due 7/1/05................     500,000      2,540,625
Corning, Inc.
 (zero coupon), due 11/8/15.......   1,250,000        892,188
L-3 Communications Holdings, Inc.
 5.25%, due 6/1/09 (b)............   1,000,000      1,111,250
                                                 ------------
                                                    9,709,875
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    --------------------------
COMPUTER SOFTWARE & SERVICES (4.5%)
America Online, Inc.
 (zero coupon), due 12/6/19.......  $1,400,000   $    666,750
BEA Systems, Inc.
 4.00%, due 12/15/06..............     700,000      1,456,000
Mercury Interactive Corp.
 4.75%, due 7/1/07................   1,400,000      1,473,500
RadiSys Corp.
 5.50%, due 8/15/07...............     750,000        501,562
Rational Software Corp.
 5.00%, due 2/1/07................   1,600,000      2,058,000
Safeguard Scientifics, Inc.
 5.00%, due 6/15/06...............     250,000        146,563
Siebel Systems, Inc.
 5.50%, due 9/15/06...............      15,000         45,169
Veritas Software Corp.
 1.856%, due 8/13/06..............     500,000      1,286,250
                                                 ------------
                                                    7,633,794
                                                 ------------
COMPUTERS--HARDWARE (0.6%)
Acer, Inc.
 (zero coupon), due 2/1/05 (b)....   1,000,000        979,380
                                                 ------------
COMPUTERS--NETWORKING (0.8%)
ONI Systems Corp.
 5.00%, due 10/15/05..............   2,000,000      1,307,500
                                                 ------------
CONGLOMERATES (0.8%)
Berkshire Hathaway, Inc.
 1.00%, due 12/2/01...............     455,000      1,392,300
                                                 ------------
CONSUMER FINANCE (1.9%)
EOP Operating L.P.
 7.25%, due 11/15/08 (b)..........   3,000,000      3,135,000
                                                 ------------
ELECTRICAL EQUIPMENT (3.2%)
ASE Test Ltd.
 1.00%, due 7/1/04 (b)............   1,250,000      1,198,437
Sanmina Corp.
 4.25%, due 5/1/04................   1,350,000      2,473,875
Solectron Corp.
 (zero coupon), due 1/27/19.......   1,000,000        596,250
 (zero coupon), due 5/8/20........   2,000,000      1,132,500
                                                 ------------
                                                    5,401,062
                                                 ------------
ELECTRONICS--COMPONENTS (1.7%)
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................   1,000,000        778,750
Lattice Semiconductor Corp.
 4.75%, due 11/1/06...............   1,400,000      1,510,250
SCI Systems, Inc.
 3.00%, due 3/15/07...............     750,000        597,188
                                                 ------------
                                                    2,886,188
                                                 ------------

---------

+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    --------------------------
ELECTRONICS--SEMICONDUCTORS (3.3%)
Advanced Energy Industries, Inc.
 5.25%, due 11/15/06..............  $1,875,000   $  1,478,906
Amkor Technology, Inc.
 5.00%, due 3/15/07...............   1,700,000      1,132,625
Kulicke & Soffa Industries, Inc.
 4.75%, due 12/15/06..............   1,250,000        915,625
Photronics, Inc.
 6.00%, due 6/1/04................   1,250,000      1,278,125
SONICblue, Inc.
 5.75%, due 10/1/03...............   1,000,000        692,500
                                                 ------------
                                                    5,497,781
                                                 ------------
FINANCE (0.1%)
Belgelec Finance S.A.
 1.50%, due 8/4/04................  E  167,640        169,378
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.6%)
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 10/19/06......  $  500,000      1,008,125
                                                 ------------
FOOD (1.2%)
Safeway, Inc.
 1.00%, due 11/15/05..............   2,000,000      2,070,000
                                                 ------------
FOOD & HEALTH CARE
DISTRIBUTORS (1.4%)
AmeriSource Health Corp.
 5.00%, due 12/1/07 (b)...........   2,000,000      2,352,500
                                                 ------------
HEALTH CARE--DRUGS (4.5%)
Health Management Associates, Inc.
 0.25%, due 8/16/20 (b)...........   1,600,000      1,170,000
Inhale Therapeutic Systems, Inc.
 3.50%, due 10/17/07 (b)..........   1,000,000      1,116,250
Province Healthcare Co.
 4.50%, due 11/20/05 (b)..........   2,000,000      2,265,000
Roche Holdings AG
 Series DTC
 (zero coupon), due 4/20/10
   (b)(d).........................   1,500,000        871,950
Teva Pharmaceutical Finance L.L.C.
 1.50%, due 10/15/05 (b)..........   2,000,000      2,200,000
                                                 ------------
                                                    7,623,200
                                                 ------------
HEALTH CARE--HOSPITAL
 MANAGEMENT (1.3%)
Universal Health Services, Inc.
 0.426%, due 6/23/20 (b)..........   3,200,000      2,232,000
                                                 ------------
INTERNET SOFTWARE & SERVICES (1.6%)
Critical Path, Inc.
 5.75%, due 4/1/05................   1,000,000        668,750
Internet Capital Group, Inc.
 5.50%, due 12/21/04..............   2,000,000        470,000
Juniper Networks, Inc.
 4.75%, due 3/15/07...............   1,500,000      1,531,875
                                                 ------------
                                                    2,670,625
                                                 ------------

                                     PRINCIPAL
                                      AMOUNT        VALUE
                                    --------------------------
INVESTMENT BANK/BROKERAGE (1.6%)
Lehman Brothers Holdings, Inc.
 0.25%, due 7/8/03................  $1,500,000   $  1,350,000
Merrill Lynch & Co., Inc.
 0.25%, due 5/10/06...............     800,000        692,000
 1.00%, due 7/20/06...............     850,000        652,375
                                                 ------------
                                                    2,694,375
                                                 ------------
MANUFACTURING--DIVERSIFIED (1.8%)
Tyco International Ltd.
 (zero coupon), due 11/17/20......   4,000,000      3,105,000
                                                 ------------
OIL & GAS--WELL EQUIPMENT &
 SERVICES (1.4%)
Nabors Industries, Inc.
 (zero coupon), due 6/20/20.......   3,030,000      2,306,587
                                                 ------------
PERSONAL LOANS (0.7%)
Providian Financial Corp.
 3.25%, due 8/15/05...............   1,200,000      1,210,500
                                                 ------------
POLLUTION CONTROL (1.2%)
Waste Management, Inc.
 4.00%, due 2/1/02................   2,000,000      1,927,500
                                                 ------------
REAL ESTATE INVESTMENT/
 MANAGEMENT (0.4%)
Macerich Co. (The)
 7.25%, due 12/15/02 (c)..........     135,000        120,994
Pinnacle Holdings, Inc.
 5.50%, due 9/15/07 (b)...........   1,250,000        628,125
                                                 ------------
                                                      749,119
                                                 ------------
SPECIALIZED SERVICES (2.2%)
CUC International, Inc.
 3.00%, due 2/15/02...............   4,000,000      3,740,000
                                                 ------------
SPECIALTY PRINTING (0.4%)
World Color Press, Inc.
 6.00%, due 10/1/07...............     575,000        608,781
                                                 ------------
TECHNOLOGY (1.7%)
Lehman Brothers Technology
 0.25%, due 1/5/06................   3,000,000      2,889,210
                                                 ------------
TELECOMMUNICATIONS (2.0%)
Allied Riser Communications Corp.
 7.50%, due 6/15/07 (b)...........   2,000,000        560,000
Efficient Networks, Inc.
 5.00%, due 3/15/05...............   1,150,000      1,017,500
Fullerton Global Corp.
 (zero coupon), due 4/2/03........   1,000,000      1,072,500
ITC/DeltaCom, Inc.
 4.50%, due 5/15/06...............   1,500,000        661,875
                                                 ------------
                                                    3,311,875
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

 CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    --------------------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (0.6%)
MRV Communications, Inc.
 5.00%, due 6/15/03...............  $1,000,000   $  1,032,500
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.6%)
Nextel Communications, Inc.
 5.25%, due 1/15/10...............   1,450,000      1,054,875
                                                 ------------
TELEPHONE (1.5%)
Verizon Global Funding Corp.
 4.25%, due 9/15/05 (b)...........   1,600,000      1,644,000
 5.75%, due 4/1/03................     850,000        828,750
                                                 ------------
                                                    2,472,750
                                                 ------------
Total Convertible Bonds
 (Cost $106,371,402)..............                 94,684,810
                                                 ------------

 CONVERTIBLE PREFERRED STOCKS (29.9%)
                                      SHARES
                                    ----------
AEROSPACE/DEFENSE (1.1%)
Titan Capital Trust
 5.75%............................      62,000      1,836,750
                                                 ------------
AUTO PARTS & EQUIPMENT (0.2%)
Tower Automotive Capital Trust
 6.75%............................      15,000        403,125
                                                 ------------
BROADCAST/MEDIA (2.2%)
Comcast Corp.
 3.35%............................      11,000        473,000
Cox Communications, Inc.
 7.00%............................      37,000      2,294,000
 7.75% (e)........................      20,000        997,500
                                                 ------------
                                                    3,764,500
                                                 ------------
ELECTRIC POWER COMPANIES (3.4%)
AES Trust III
 6.75% (b)........................      30,000      2,043,750
AES Trust VII
 6.00%............................       6,000        516,000
Dominion Resources, Inc.
 9.50%............................      50,000      3,125,000
                                                 ------------
                                                    5,684,750
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.3%)
Sovereign Capital Trust II
 7.50%............................      10,000        493,750
                                                 ------------
FOOD (1.4%)
Suiza Capital Trust II
 5.50%............................      66,000      2,392,500
                                                 ------------

                                        SHARES      VALUE
                                    -------------------------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Owens & Minor Trust I
 5.375%, Series A (f).............      15,000   $    770,625
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.7%)
Calpine Capital Trust III
 5.00%............................      20,000      1,207,500
                                                 ------------
INSURANCE--LIFE & HEALTH (0.2%)
Metlife Capital Trust I
 8.00%............................       2,500        273,750
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (1.5%)
ACE Ltd.
 8.25%............................      30,000      2,580,000
                                                 ------------
MACHINERY--DIVERSIFIED (0.9%)
Ingersoll-Rand Co.
 6.75%............................      74,000      1,577,125
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (2.1%)
Coastal Corp. (The)
 6.625%...........................      20,000        992,500
El Paso Energy Capital Trust I
 4.75%............................      19,000      1,691,000
Enron Corp.
 7.00%............................      17,800        857,738
                                                 ------------
                                                    3,541,238
                                                 ------------
OIL & GAS--DRILLING (1.4%)
Weatherford International, Inc.
 5.00%............................      47,000      2,308,875
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (1.3%)
Unocal Capital Trust
 6.25%............................       5,000        248,750
Valero Energy Corp.
 7.75%............................      65,000      1,974,375
                                                 ------------
                                                    2,223,125
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.7%)
Kerr-McGee Corp.
 5.50%............................      22,000      1,212,750
                                                 ------------
PAPER & FOREST PRODUCTS (1.5%)
Georgia-Pacific Corp.
 7.50%............................      45,000      1,544,062
International Paper Co.
 5.25%............................      20,000        895,000
                                                 ------------
                                                    2,439,062
                                                 ------------
PUBLISHING--NEWSPAPERS (0.2%)
Tribune Co.
 6.25%............................      23,000        392,438
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                                      SHARES         VALUE
                                    -------------------------
RAILROADS (2.1%)
Canadian National Railway Co.
 5.25%............................      50,000   $  2,265,625
Union Pacific Capital Trust
 6.25%............................      25,000      1,168,750
                                                 ------------
                                                    3,434,375
                                                 ------------
REAL ESTATE INVESTMENT/
 MANAGEMENT (1.9%)
General Growth Properties, Inc.
 7.25% (g)(h1)....................      85,000      2,082,500
Glenborough Realty Trust, Inc.
 7.75%, Series A..................      65,000      1,129,375
                                                 ------------
                                                    3,211,875
                                                 ------------
SPECIALIZED SERVICES (1.3%)
Cendant Corp.
 7.50%............................     165,000      2,248,125
                                                 ------------
TELECOMMUNICATIONS (3.3%)
Alliant Energy Corp.
 7.25% (b)(i).....................      30,000      1,657,500
Amdocs Automatic Common Exchange
 Securities Trust
 6.75%............................      45,000      2,610,000
Qwest Trends Trust
 5.75% (b)........................      17,500      1,198,750
                                                 ------------
                                                    5,466,250
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (1.7%)
DECS Trust V
 7.25%............................      27,000        691,875
Global Crossing Ltd.
 6.375%...........................       6,275        766,334
Nextel Communications, Inc.
 (zero coupon)....................       1,800        929,925
XO Communications, Inc.
 6.50%............................       5,000        418,125
                                                 ------------
                                                    2,806,259
                                                 ------------
Total Convertible Preferred Stocks
 (Cost $49,008,647)...............                 50,268,747
                                                 ------------
Total Convertible Securities
 (Cost $155,380,049)..............                144,953,557
                                                 ------------
COMMON STOCKS (9.2%)

BANKS--SAVINGS & LOANS (0.5%)
Washington Mutual, Inc............      15,000        795,937
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.8%)
Finisar Corp. (a).................      15,000        435,000
QUALCOMM, Inc. (a)................       4,000        328,750
Tekelec (a).......................      20,000        600,000
                                                 ------------
                                                    1,363,750
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.1%)
Vitria Technology, Inc. (a).......      15,000        116,250
                                                 ------------

                                        SHARES        VALUE
                                    -------------------------
COMPUTER SYSTEMS (0.3%)
Compaq Computer Corp..............      10,000   $    150,500
Unisys Corp. (a)..................      25,000        365,625
                                                 ------------
                                                      516,125
                                                 ------------
ELECTRIC POWER COMPANIES (0.5%)
Edison International (a)..........      25,000        390,625
PG&E Corp.........................      20,000        400,000
                                                 ------------
                                                      790,625
                                                 ------------
ELECTRONICS--COMPONENTS (0.8%)
Microsemi Corp. (a)...............      50,000      1,390,625
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (0.6%)
SONICblue, Inc. (a)...............      70,000        288,750
Trikon Technologies, Inc. (a).....      70,000        700,000
                                                 ------------
                                                      988,750
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.3%)
American General Corp.............      25,830      2,105,145
                                                 ------------
HEALTH CARE--DRUGS (0.7%)
Merck & Co., Inc..................      13,000      1,217,125
                                                 ------------
HOUSEHOLD PRODUCTS (1.0%)
Procter & Gamble Co. (The)........      22,000      1,725,625
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.7%)
Descartes Systems Group, Inc.
 (a)..............................      13,000        312,000
Interwoven, Inc. (a)..............       9,000        593,438
VeriSign, Inc. (a)................       4,000        296,750
                                                 ------------
                                                    1,202,188
                                                 ------------
RETAIL STORES--DEPARTMENTS (0.4%)
Federated Department Stores, Inc.
 (a)..............................      20,000        700,000
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.7%)
Kroger Co. (a)....................      43,000      1,163,687
                                                 ------------
STEEL (0.1%)
AK Steel Holding Corp.............      25,000        218,750
                                                 ------------
TELECOMMUNICATIONS (0.2%)
Intermedia Communications, Inc.
 (a)..............................      10,000         71,875
Telefonaktiebolaget LM Ericsson AB
 ADR (j)..........................      25,000        279,688
                                                 ------------
                                                      351,563
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.5%)
AT&T Corp.........................      45,000        779,063
                                                 ------------
Total Common Stocks
 (Cost $18,467,208)...............                 15,425,208
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

PREFERRED STOCK (0.1%)
                                        SHARES        VALUE
                                    --------------------------
METALS--MISCELLANEOUS (0.1%)
Freeport-McMoRan Copper & Gold,
 Inc.
 7.00%, Series Silver (h2)(k).....      15,000   $    118,125
                                                 ------------
Total Preferred Stock
 (Cost $255,750)..................                    118,125
                                                 ------------
SHORT-TERM
INVESTMENTS (3.9%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (1.5%)
American Express Credit Corp.
 6.56%, due 1/8/01................  $2,500,000      2,496,796
                                                 ------------
Total Commercial Paper (Cost
 $2,496,796)......................                  2,496,796
                                                 ------------
                                      SHARES
                                    ----------
INVESTMENT COMPANY (2.4%)
Merrill Lynch Premier
 Institutional Fund...............   4,090,300      4,090,300
                                                 ------------
Total Investment Company (Cost
 $4,090,300)......................                  4,090,300
                                                 ------------
Total Short-Term Investments (Cost
 $6,587,096)......................                  6,587,096
                                                 ------------
Total Investments
 (Cost $180,690,103) (l)..........        99.4%   167,083,986(m)
Cash and Other Assets,
 Less Liabilities.................         0.6      1,000,615
                                    ----------   ------------
Net Assets........................       100.0%  $168,084,601
                                    ==========   ============

------------
(a)  Non-income producing security.
(b)  May be sold to institutional investors only.
(c) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e)  PRIZES--Participating Redeemable Indexed Zero-premium Exchangeable
     Security.
(f)  TECONS--Term Convertible Security.
(g)  PIERS--Preferred Income Equity Redeemable Stock.
(h1) Depositary Shares--each share represents 0.025 shares of 7.25% Preferred Income Equity Redeemable Stock, Series A.
(h2) Depositary Shares--each share represents 0.025 shares of silver denominated preferred stock.
(i)  PHONES--Participation Hybird Option Note Exchangeable Security.
(j)  ADR--American Depositary Receipt.
(k)  Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(l)  The cost for federal income tax purposes is $181,365,218.
(m) At December 31, 2000 net unrealized depreciation was $14,281,232, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,987,236 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $26,268,468.
(E)  Security denominated in Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $180,690,103).........   $167,083,986
Cash.....................................          4,738
Receivables:
  Investment securities sold.............      2,591,156
  Dividends and interest.................        956,747
  Fund shares sold.......................        596,348
                                            ------------
        Total assets.....................    171,232,975
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      3,000,000
  Adviser................................         52,372
  Administrator..........................         29,095
  Custodian..............................         13,032
  Fund shares redeemed...................          2,121
Accrued expenses.........................         51,754
                                            ------------
        Total liabilities................      3,148,374
                                            ------------
Net assets applicable to outstanding
  shares.................................   $168,084,601
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    156,894
Additional paid-in capital...............    186,756,697
Accumulated net realized loss on
  investments............................     (5,222,904)
Net unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................    (13,606,086)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $168,084,601
                                            ============
Shares of capital stock outstanding......     15,689,399
                                            ============
Net asset value per share outstanding....   $      10.71
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $  4,311,938
  Dividends..............................      2,786,303
                                            ------------
        Total income.....................      7,098,241
                                            ------------
Expenses:
  Advisory...............................        520,084
  Administration.........................        288,935
  Shareholder communication..............         59,404
  Professional...........................         41,602
  Portfolio pricing......................         12,663
  Custodian..............................         11,309
  Directors..............................          4,322
  Miscellaneous..........................         14,673
                                            ------------
        Total expenses...................        952,992
                                            ------------
Net investment income....................      6,145,249
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................        792,921
  Foreign currency transactions..........        (16,285)
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........        776,636
                                            ------------
Net change in unrealized appreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................    (19,397,131)
                                            ------------
Net realized and unrealized loss on
  investments............................    (18,620,495)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(12,475,246)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  6,145,249   $  3,160,215
  Net realized gain on investments and foreign currency
    transactions............................................       776,636     14,242,503
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........   (19,397,131)     8,272,791
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (12,475,246)    25,675,509
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (6,056,265)    (3,154,675)
  From net realized gain on investments.....................   (11,411,093)    (9,351,685)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (17,467,358)   (12,506,360)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    99,435,608     17,996,240
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    17,467,358     12,506,360
                                                              ------------   ------------
                                                               116,902,966     30,502,600
  Cost of shares redeemed...................................   (13,709,415)    (6,548,819)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   103,193,551     23,953,781
                                                              ------------   ------------
Net increase in net assets..................................    73,250,947     37,122,930
NET ASSETS:
Beginning of year...........................................    94,833,654     57,710,724
                                                              ------------   ------------
End of year.................................................  $168,084,601   $ 94,833,654
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                         OCTOBER 1,
                                                                                                          1996 (a)
                                                                                                          THROUGH
                                                            YEAR ENDED DECEMBER 31                      DECEMBER 31,
                                              2000             1999           1998           1997           1996
                                          --------------------------------------------------------------------------
Net asset value at beginning of
  period................................  $      12.68     $      10.33   $      10.76   $      10.27   $      10.00
                                          ------------     ------------   ------------   ------------   ------------
Net investment income...................          0.42             0.49           0.51           0.44           0.10
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions..........................         (1.00)            3.81          (0.02)          1.12           0.29
                                          ------------     ------------   ------------   ------------   ------------
Total from investment operations........         (0.58)            4.30           0.49           1.56           0.39
                                          ------------     ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income............         (0.42)           (0.49)         (0.52)         (0.44)         (0.10)
  From net realized gain on
    investments.........................         (0.97)           (1.46)         (0.40)         (0.63)         (0.02)
                                          ------------     ------------   ------------   ------------   ------------
Total dividends and distributions.......         (1.39)           (1.95)         (0.92)         (1.07)         (0.12)
                                          ------------     ------------   ------------   ------------   ------------
Net asset value at end of period........  $      10.71     $      12.68   $      10.33   $      10.76   $      10.27
                                          ============     ============   ============   ============   ============
Total investment return.................         (5.02%)          41.98%          4.49%         15.43%          3.89%(b)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.................          4.25%            4.52%          5.19%          5.13%          5.14%+
  Net expenses..........................          0.66%            0.71%          0.72%          0.73%          0.73%+
  Expenses (before reimbursement).......          0.66%            0.71%          0.72%          0.78%          1.46%+
Portfolio turnover rate.................           183%             264%           209%           217%            15%
Net assets at end of period (in
  000's)................................  $    168,085     $     94,834   $     57,711   $     39,768   $     15,464

------------
(a) Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

LONG-TERM BONDS (94.8%)+
ASSET-BACKED SECURITIES (1.6%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   ---------------------------
AIRPLANE LEASES (0.4%)
AerCo Ltd.
 Series 2A Class A3
 7.17%, due 6/15/02 (a)(d).......  $   500,000   $    500,100
                                                 ------------

AUTO LEASES (0.9%)
AmSouth Auto Trust
 Series 2000-1 Class A3
 6.67%, due 7/15/04..............    1,105,000      1,117,873
                                                 ------------

EQUIPMENT LOANS (0.1%)
Newcourt Equipment Trust
 Securities Series 1998-1 Class
 A3
 5.24%, due 12/20/02 (d).........      137,802        137,187
                                                 ------------
HOME EQUITY LOANS (0.2%)
Southern Pacific Secured Assets
 Corp. Series 1997-1 Class A1
 6.8475%, due 4/25/27 (d)........      266,245        265,260
                                                 ------------
Total Asset-Backed Securities
 (Cost $2,008,991)...............                   2,020,420
                                                 ------------
MORTGAGE-BACKED SECURITIES (0.9%)

COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
OBLIGATIONS) (0.9%)
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,200,000      1,199,268
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $1,155,840)...............                   1,199,268
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (92.3%)

FEDERAL HOME LOAN BANK (3.4%)
 5.25%, due 4/25/02..............    4,435,000      4,408,346
                                                 ------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (12.7%)
 6.625%, due 8/15/02.............    4,400,000      4,463,184
 7.00%, due 3/15/10..............   11,250,000     12,025,125
                                                 ------------
                                                   16,488,309
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                   --------------------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (11.7%)
 5.125%, due 2/13/04.............  $ 7,350,000   $  7,237,692
 5.375%, due 3/15/02.............    1,505,000      1,499,010
 5.75%, due 2/15/08..............    4,180,000      4,136,068
 7.125%, due 6/15/10.............    2,200,000      2,376,088
                                                 ------------
                                                   15,248,858
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE PASS-
 THROUGH SECURITIES) (15.6%)
 6.50%, due 11/1/15 - 4/1/29
 (c).............................    9,931,558      9,905,420
 6.50%, due 1/24/16 TBA (b)......    4,290,000      4,287,340
 7.00%, due 11/1/29 - 4/1/30.....    6,119,487      6,127,136
                                                 ------------
                                                   20,319,896
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH
 SECURITIES) (14.9%)
 6.50%, due 7/15/28 - 2/15/29....   12,902,279     12,754,865
 6.50%, due 1/23/31 TBA (b)......    2,335,000      2,308,007
 7.50%, due 12/15/28 (e).........    4,337,141      4,412,348
                                                 ------------
                                                   19,475,220
                                                 ------------
UNITED STATES TREASURY
 BONDS (21.4%)
 6.25%, due 8/15/23 - 5/15/30
 (e).............................    5,670,000      6,266,223
 8.75%, due 8/15/20 (e)..........    5,910,000      8,117,030
 11.25%, due 2/15/15 (e).........    6,260,000      9,782,690
 11.625%, due 11/15/02...........    1,325,000      1,472,194
 12.00%, due 8/15/13.............    1,640,000      2,317,008
                                                 ------------
                                                   27,955,145
                                                 ------------
UNITED STATES TREASURY
 NOTES (12.6%)
 5.25%, due 8/15/03..............    2,036,000      2,042,353
 5.75%, due 8/15/10 (e)..........    7,200,000      7,545,384
 5.875%, due 11/30/01 - 11/15/05
 (e).............................    6,670,000      6,822,919
                                                 ------------
                                                   16,410,656
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $116,060,793).............                 120,306,430
                                                 ------------
Total Long-Term Bonds
 (Cost $119,225,624).............                 123,526,118
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENTS (10.9%)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                   --------------------------
COMMERCIAL PAPER (7.2%)
American Express Credit Corp.
 6.48%, due 1/2/01...............  $ 4,385,000   $  4,384,210
Goldman Sachs Group, Inc.
 6.55%, due 1/10/01..............    5,000,000      4,991,787
                                                 ------------
Total Commercial Paper
 (Cost $9,375,997)...............                   9,375,997
                                                 ------------
                                     SHARES
                                   -----------
INVESTMENT COMPANY (3.7%)
Merrill Lynch Premier
 Institutional Fund..............    4,884,995      4,884,995
                                                 ------------
Total Investment Company
 (Cost $4,884,995)...............                   4,884,995
                                                 ------------
Total Short-Term Investments
 (Cost $14,260,992)..............                  14,260,992
                                                 ------------
Total Investments
 (Cost $133,486,616) (f).........        105.7%   137,787,110(g)
Liabilities in Excess of
 Cash and Other Assets...........         (5.7)    (7,397,601)
                                    ----------   ------------
Net Assets.......................        100.0%  $130,389,509
                                    ==========   ============

------------
(a)  May be sold to institutional investors only.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(c)  Segregated or partially segregated as collateral for TBA.
(d)  Floating rate. Rate shown is the rate in effect at December 31, 2000.
(e)  Represent securities out on loan or a portion which is out on loan. (See
     Note 2J).
(f)  The cost for federal income tax purposes is $133,550,026.
(g) At December 31, 2000 net unrealized appreciation was $4,237,084, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,283,995 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $46,911.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $133,486,616).........   $137,787,110
Collateral held for securities loaned, at
  value (Note 2J)........................     28,809,126
Cash.....................................          2,729
Receivables:
  Interest...............................      1,750,130
  Fund shares sold.......................          1,931
                                            ------------
        Total assets.....................    168,351,026
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     28,809,126
Payables:
  Investment securities purchased........      8,759,800
  Fund shares redeemed...................        295,637
  Adviser................................         31,432
  Administrator..........................         20,955
  Shareholder communication..............         14,321
  Custodian..............................          9,086
  Directors..............................             41
Accrued expenses.........................         21,119
                                            ------------
        Total liabilities................     37,961,517
                                            ------------
Net assets applicable to outstanding
  shares.................................   $130,389,509
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    128,995
Additional paid-in capital...............    136,535,383
Accumulated undistributed net investment
  income.................................         54,989
Accumulated net realized loss on
  investments............................    (10,630,352)
Net unrealized appreciation on
  investments............................      4,300,494
                                            ------------
Net assets applicable to outstanding
  shares.................................   $130,389,509
                                            ============
Shares of capital stock outstanding......     12,899,530
                                            ============
Net asset value per share outstanding....   $      10.11
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $  8,306,651
                                            ------------
Expenses:
  Advisory...............................        361,528
  Administration.........................        241,018
  Professional...........................         40,837
  Shareholder communication..............         38,134
  Custodian..............................         19,252
  Directors..............................          3,937
  Portfolio pricing......................          3,135
  Miscellaneous..........................         19,122
                                            ------------
        Total expenses...................        726,963
                                            ------------
Net investment income....................      7,579,688
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments.........     (1,727,594)
Net change in unrealized depreciation on
  investments............................      7,531,197
                                            ------------
Net realized and unrealized gain on
  investments............................      5,803,603
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 13,383,291
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  7,579,688   $  8,874,838
  Net realized loss on investments..........................    (1,727,594)    (7,818,364)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     7,531,197     (3,728,048)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    13,383,291     (2,671,574)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................    (7,549,490)    (8,915,009)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    24,304,441     80,144,368
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................     7,549,490      8,915,009
                                                              ------------   ------------
                                                                31,853,931     89,059,377
  Cost of shares redeemed...................................   (78,353,120)   (25,438,791)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (46,499,189)    63,620,586
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (40,665,388)    52,034,003
NET ASSETS:
Beginning of year...........................................   171,054,897    119,020,894
                                                              ------------   ------------
End of year.................................................  $130,389,509   $171,054,897
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     54,989   $     23,532
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                 2000              1999           1998           1997           1996
                                             ---------------------------------------------------------------------------
Net asset value at beginning of year.......  $       9.56      $      10.27   $       9.83   $       9.59   $      10.01
                                             ------------      ------------   ------------   ------------   ------------
Net investment income......................          0.62              0.53           0.45           0.67           0.65
Net realized and unrealized gain (loss) on
  investments..............................          0.55             (0.71)          0.44           0.24          (0.42)
                                             ------------      ------------   ------------   ------------   ------------
Total from investment operations...........          1.17             (0.18)          0.89           0.91           0.23
                                             ------------      ------------   ------------   ------------   ------------
Less dividends:
  From net investment income...............         (0.62)            (0.53)         (0.45)         (0.67)         (0.65)
                                             ------------      ------------   ------------   ------------   ------------
Net asset value at end of year.............  $      10.11      $       9.56   $      10.27   $       9.83   $       9.59
                                             ============      ============   ============   ============   ============
Total investment return....................         12.22%            (1.74%)         9.00%          9.48%          2.28%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          6.29%             5.47%          5.50%          6.71%          6.66%
  Net expenses.............................          0.60%             0.59%          0.63%          0.63%          0.67%
  Expenses (before reimbursement)..........          0.60%             0.59%          0.63%          0.63%          0.71%
Portfolio turnover rate....................           311%              328%           405%           345%           304%
Net assets at end of year (in 000's).......  $    130,390      $    171,055   $    119,021   $     73,755   $     73,123

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

LONG-TERM BONDS (81.4%)+
ASSET-BACKED SECURITIES (2.8%)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ----------------------------
ELECTRIC POWER COMPANIES (1.6%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17..............  $   9,615,000   $  9,779,801
                                                  ------------
ENTERTAINMENT (0.3%)
United Artists Theatre Co.
 Pass-Through Certificates
 Series 95-A
 9.30%, due 7/1/15..............      2,970,445      2,172,049
                                                  ------------
INDEPENDENT POWER PRODUCERS (0.9%)
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c).........      5,545,000      5,578,602
                                                  ------------
Total Asset-Backed Securities
 (Cost $17,152,001).............                    17,530,452
                                                  ------------
CONVERTIBLE BONDS (3.3%)

CABLE TV (0.5%)
Telewest Finance (Jersey) Ltd.
 6.00%, due 7/7/05 (c)..........      4,260,000      2,821,755
                                                  ------------
GOLD & PRECIOUS METAL MINING (1.0%)
Agnico-Eagle Mines Ltd.
 3.50%, due 1/27/04 (d).........      2,615,000      1,784,738
Battle Mountain Gold Co.
 6.00%, due 1/4/05 (e)..........        255,000        210,375
TVX Gold, Inc.
 5.00%, due 3/28/02.............      5,390,000      4,177,250
                                                  ------------
                                                     6,172,363
                                                  ------------
INTERNET SOFTWARE & SERVICES (0.8%)
At Home Corp.
 4.75%, due 12/15/06............      6,345,000      3,243,881
Digital Island, Inc.
 6.00%, due 2/15/05.............      4,655,000      1,035,737
Internet Capital Group, Inc.
 5.50%, due 12/21/04............      3,965,000        931,775
                                                  ------------
                                                     5,211,393
                                                  ------------
TELECOMMUNICATIONS (0.6%)
Efficient Networks, Inc.
 5.00%, due 3/15/05.............      4,375,000      2,225,781
Premiere Technologies, Inc.
 5.75%, due 7/1/04..............      3,165,000      1,610,194
                                                  ------------
                                                     3,835,975
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
                                  ----------------------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (0.4%)
Metro Pacific Capital Ltd.
 2.50%, due 4/11/03 (e).........  $   2,120,000   $  2,477,847
                                                  ------------
Total Convertible Bonds (Cost
 $25,879,763)...................                    20,519,333
                                                  ------------
CORPORATE BONDS (57.2%)

AEROSPACE/DEFENSE (0.5%)
Pacific Aerospace & Electronics,
 Inc.
 11.25%, due 8/1/05.............      7,160,000      3,007,200
                                                  ------------
AIR FREIGHT (0.1%)
Pegasus Shipping Hellas
 11.875%, due 11/15/04 (c)(f)...      1,790,000        626,500
                                                  ------------
ALUMINUM (0.7%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06............      2,430,000      2,211,300
Ormet Corp.
 11.00%, due 8/15/08 (c)........      2,465,000      1,898,050
                                                  ------------
                                                     4,109,350
                                                  ------------
AUTO PARTS & EQUIPMENT (0.6%)
Gentek, Inc.
 11.00%, due 8/1/09.............      3,505,000      3,505,000
                                                  ------------
BANKS (1.0%)
B.F. Saul Real Estate
 Investment Trust
 Series B
 9.75%, due 4/1/08..............      7,685,000      6,493,825
                                                  ------------
BROADCAST/MEDIA (1.8%)
Big City Radio, Inc.
 (zero coupon), due 3/15/05
 11.25%, beginning 3/15/01......      2,020,000        707,000
CD Radio, Inc.
 (zero coupon), due 12/1/07
 15.00%, beginning 12/1/02......      6,840,000      3,060,900
 14.50%, due 5/15/09............      5,530,000      3,760,400
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02.......      3,373,000      2,124,990
Young America Corp.
 Series B
 11.625%, due 2/15/06...........      4,640,000      1,629,800
                                                  ------------
                                                    11,283,090
                                                  ------------
CABLE TV (5.7%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03......      7,500,000      2,850,000

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                      PRINCIPAL
                                       AMOUNT         VALUE
                                   ----------------------------
CABLE TV (Continued)
Adelphia Communications Corp.
 Series B
 8.375%, due 2/1/08..............  $   2,855,000   $  2,455,300
 9.375%, due 11/15/09............      1,470,000      1,293,600
 Series B
 9.875%, due 3/1/07..............      1,595,000      1,487,338
Charter Communications
Holdings, L.L.C.
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05.......      3,660,000      2,122,800
 8.625%, due 4/1/09..............        315,000        285,863
 10.00%, due 4/1/09..............      4,445,000      4,311,650
Diamond Cable Communications PLC
 13.25%, due 9/30/04.............      1,445,000      1,343,850
Supercanal Holdings S.A.
 11.50%, due 5/15/05 (c)(f)......        590,000        206,500
UIH Australia/Pacific, Inc.
 Series B
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01.......     24,480,000     16,646,400
 Series D
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01.......         40,000         27,200
United International Holdings,
 Inc.
 Series B
 (zero coupon), due 2/15/08
 10.75%, beginning 2/15/03.......      5,850,000      2,398,500
                                                   ------------
                                                     35,429,001
                                                   ------------
CHEMICALS (0.3%)
Agriculture Minerals &
 Chemicals, Inc.
 10.75%, due 9/30/03.............      3,215,000      2,025,450
                                                   ------------
CHEMICALS--SPECIALTY (0.4%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09.............      1,040,000        343,200
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10............      1,965,000      1,886,400
                                                   ------------
                                                      2,229,600
                                                   ------------
COMMERCIAL & CONSUMER SERVICES (0.1%)
APCOA, Inc.
 9.25%, due 3/15/08..............      1,950,000        643,500
                                                   ------------
COMPUTER SYSTEMS (0.4%)
Unisys Corp.
 7.875%, due 4/1/08..............      2,380,000      2,207,450
                                                   ------------
CONSUMER PRODUCTS (0.1%)
Selmer Co., Inc.
 11.00%, due 5/15/05.............        345,000        348,450
                                                   ------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                   ----------------------------
CONTAINERS--METAL & GLASS (0.2%)
Crown Cork & Seal Co., Inc.
 7.375%, due 12/15/26............  $   2,300,000   $    966,000
                                                   ------------
COSMETICS/PERSONAL CARE (1.3%)
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08..............      5,385,000      5,115,750
Revlon Consumer Products Corp.
 8.125%, due 2/1/06..............      1,945,000      1,410,125
 9.00%, due 11/1/06..............      2,140,000      1,572,900
                                                   ------------
                                                      8,098,775
                                                   ------------
ELECTRIC POWER COMPANIES (6.0%)
AES Corp. (The)
 8.75%, due 12/15/02.............      1,085,000      1,089,069
 9.375%, due 9/15/10.............      1,940,000      1,983,650
CMS Energy Corp.
 8.00%, due 7/1/01...............      4,800,000      4,784,817
 8.375%, due 7/1/03..............      3,000,000      2,973,024
 9.875%, due 10/15/07............      4,100,000      4,271,105
CMS Energy Corp. &
 Atlantic Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c).......      3,545,000      3,545,000
Edison International
 6.875%, due 9/15/04.............      1,785,000      1,484,304
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11.............      2,825,000      2,656,545
PSEG Energy Holdings, Inc.
 10.00%, due 10/1/09.............      5,150,000      5,465,942
Western Resources, Inc.
 6.25%, due 8/15/03..............      6,440,000      6,051,153
 6.875%, due 8/1/04..............      2,625,000      2,499,541
                                                   ------------
                                                     36,804,150
                                                   ------------
ELECTRONICS--COMPONENTS (0.9%)
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09...........      6,120,000      5,814,000
                                                   ------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Traffic Stream (BVI)
 Infrastructure Ltd.
 14.25%, due 5/1/06 (c)(f).......      3,350,000        201,000
                                                   ------------
ENTERTAINMENT (1.1%)
Alliance Entertainment Corp.
 Series B
 11.25%, due 7/15/05 (f)(g)......      5,835,000            584
Hollywood Entertainment Corp.
 Series B
 10.625%, due 8/15/04............      7,475,000      2,990,000
Marvel Enterprises, Inc.
 12.00%, due 6/15/09.............      7,550,000      3,171,000

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                      AMOUNT           VALUE
                                   ----------------------------
ENTERTAINMENT (Continued)
Town Sports International, Inc.
 Series B
 9.75%, due 10/15/04.............  $   1,005,000   $    925,856
                                                   ------------
                                                      7,087,440
                                                   ------------
FINANCE (0.1%)
ContiFinancial Corp.
 7.50%, due 3/15/02 (f)(g).......      1,595,000        239,250
 8.375%, due 8/15/03 (f)(g)......      1,990,000        298,500
                                                   ------------
                                                        537,750
                                                   ------------
FINANCIAL--MISCELLANEOUS (0.2%)
Pacific & Atlantic (Holdings)
 Inc.
 10.50%, due 12/31/07 (c)(h).....      2,661,432      1,197,644
                                                   ------------
FOOD & HEALTH CARE
DISTRIBUTORS (0.2%)
McKesson HBOC, Inc.
 7.65%, due 3/1/27...............      1,775,000      1,496,698
                                                   ------------
HEALTH CARE--DRUGS (0.4%)
MedPartners, Inc.
 7.375%, due 10/1/06.............      2,995,000      2,725,450
                                                   ------------
HEALTH CARE--HMOs (1.4%)
Apria Healthcare Group, Inc.
 9.50%, due 11/1/02..............      4,550,000      4,538,625
Team Health, Inc.
 Series B
 12.00%, due 3/15/09.............      4,660,000      4,403,700
                                                   ------------
                                                      8,942,325
                                                   ------------
HEALTH CARE--HOSPITAL
MANAGEMENT (2.1%)
HCA-The Healthcare Co.
 7.50%, due 11/15/95.............     10,270,000      8,514,467
Magellan Health Services, Inc.
 9.00%, due 2/15/08..............      6,460,000      4,522,000
                                                   ------------
                                                     13,036,467
                                                   ------------
HEALTH CARE--MEDICAL PRODUCTS (0.9%)
Alaris Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03.......      5,895,000        478,969
Alaris Medical Systems, Inc.
 9.75%, due 12/1/06..............      5,080,000      2,032,000
DJ Orthopedics L.L.C.
 12.625%, due 6/15/09............      3,150,000      2,929,500
                                                   ------------
                                                      5,440,469
                                                   ------------
HEALTH CARE--SERVICES (1.6%)
Medaphis Corp.
 Series B
 9.50%, due 2/15/05..............     13,145,000      9,858,750
                                                   ------------

                                     PRINCIPAL
                                      AMOUNT          VALUE
                                   ----------------------------
HOMEBUILDING (0.6%)
Amatek Industries Pty Ltd.
 14.50%, due 2/15/09 (e)(h)......  $   4,880,434   $  3,465,108
 14.50%, due 2/15/09 (c)(e)(h)...            580            419
                                                   ------------
                                                      3,465,527
                                                   ------------
HOSPITALS/NURSING HOMES/
HEALTH CARE (0.9%)
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08.............      3,460,000      1,384,000
Harborside Healthcare Corp.
 (zero coupon), due 8/1/08
 11.00%, beginning 8/1/03........     15,625,000      3,046,875
Multicare Companies, Inc. (The)
 9.00%, due 8/1/07 (f)(g)........      6,935,000        312,075
Unilab Corp.
 12.75%, due 10/1/09.............        724,000        785,540
                                                   ------------
                                                      5,528,490
                                                   ------------
HOTEL/MOTEL (1.5%)
Florida Panthers Holdings, Inc.
 9.875%, due 4/15/09.............      4,340,000      3,992,800
La Quinta Inns, Inc.
 7.40%, due 9/15/05..............      3,170,000      2,409,200
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      2,980,000      2,761,319
                                                   ------------
                                                      9,163,319
                                                   ------------
INDUSTRIAL COMPONENTS (0.0%) (b)
Morris Materials Handling, Inc.
 9.50%, due 4/1/08 (f)(g)........      2,500,000         75,000
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03........     11,110,000        111,100
                                                   ------------
                                                        186,100
                                                   ------------
INSURANCE--LIFE & HEALTH (0.4%)
Conseco, Inc.
 9.00%, due 2/1/09...............      2,605,000      2,318,450
                                                   ------------
INSURANCE--MULTI-LINE (0.5%)
Willis Corroon Group PLC
 8.75%, due 2/9/04...............      4,045,000      2,952,850
                                                   ------------
INTERNET SOFTWARE &
SERVICES (0.7%)
Exodus Communications, Inc.
 11.25%, due 7/1/08..............      3,565,000      3,172,850
PSINet, Inc.
 11.00%, due 8/1/09..............        980,000        254,800
 11.50%, due 11/1/08.............      2,500,000        675,000
                                                   ------------
                                                      4,102,650
                                                   ------------
LEISURE TIME (4.0%)
Anchor Gaming
 9.875%, due 10/15/08 (c)........        770,000        791,175
Bally Total Fitness Holding Corp.
 Series D
 9.875%, due 10/15/07............      6,560,000      6,084,400

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                       PRINCIPAL
                                        AMOUNT         VALUE
                                   ----------------------------
LEISURE TIME (Continued)
EL Comandante Capital Corp.
 11.75%, due 12/15/03............  $     891,000   $    400,950
Las Vegas Sands, Inc. & Venetian
 Casino Resort, L.L.C.
 12.25%, due 11/15/04............      3,915,000      3,836,700
Louisiana Casino Cruises, Inc.
 Series B
 11.00%, due 12/1/05.............      1,725,000      1,794,000
Mandalay Resort Group
 7.00%, due 11/15/36.............      1,835,000      1,666,877
 7.625%, due 7/15/13.............        505,000        398,950
 9.50%, due 8/1/08...............      2,477,000      2,452,230
Pinnacle Entertainment, Inc.
 Series B
 9.25%, due 2/15/07..............        875,000        883,750
President Casinos, Inc.
 12.00%, due 9/15/01 (c)(f)(i)...      1,180,000        944,000
 13.00%, due 9/15/01 (f).........      2,348,000      1,174,000
Station Casinos, Inc.
 9.875%, due 7/1/10..............      2,680,000      2,750,350
Windsor Woodmont Black Hawk
 Resort Corp.
 Series B
 13.00%, due 3/15/05.............      1,500,000      1,470,000
                                                   ------------
                                                     24,647,382
                                                   ------------
MACHINERY--DIVERSIFIED (0.3%)
Generac Portable Products L.L.C.
 11.25%, due 7/1/06..............      1,465,000        366,250
Harnischfeger Industries, Inc.
 7.25%, due 12/15/25 (f)(g)......      5,380,000      1,291,200
                                                   ------------
                                                      1,657,450
                                                   ------------
MANUFACTURING--DIVERSIFIED (0.8%)
Colorado Prime Corp.
 12.50%, due 5/1/04 (f)..........      6,430,000        417,950
Mark IV Industries, Inc.
 7.50%, due 9/1/07...............      5,545,000      4,365,129
                                                   ------------
                                                      4,783,079
                                                   ------------
MANUFACTURING--SPECIALIZED (0.5%)
Anvil Knitwear, Inc.
 Series B
 10.875%, due 3/15/07............      1,635,000      1,389,750
Desa International, Inc.
 9.875%, due 12/15/07............      3,245,000      1,719,850
                                                   ------------
                                                      3,109,600
                                                   ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (0.6%)
Navigator Gas Transport PLC
 10.50%, due 6/30/07 (c).........      7,885,000      3,863,650
                                                   ------------
OIL--INTEGRATED DOMESTIC (0.2%)
DevX Energy, Inc.
 12.50%, due 7/1/08..............      1,938,000      1,378,403
                                                   ------------

                                     PRINCIPAL
                                      AMOUNT           VALUE
                                   ----------------------------
OIL & GAS DRILLING (0.3%)
Grant Prideco, Inc.
 9.625%, due 12/1/07 (c).........  $   1,770,000   $  1,827,525
                                                   ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.6%)
Energy Corp. of America
 Series A
 9.50%, due 5/15/07..............      2,510,000      1,989,175
Petro Stopping Centers Holdings L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04........      4,314,000      1,725,600
                                                   ------------
                                                      3,714,775
                                                   ------------
OIL & GAS--WELL EQUIPMENT &
 SERVICES (0.3%)
RBF Finance Co.
 11.375%, due 3/15/09............      1,545,000      1,784,475
                                                   ------------
PAPER & FOREST PRODUCTS (0.3%)
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............      1,700,000      1,615,000
                                                   ------------
PUBLISHING (0.9%)
General Media, Inc.
 10.625%, due 12/31/99...........      2,104,000      1,578,000
Ziff Davis Media, Inc.
 12.00%, due 7/15/10 (c).........      5,400,000      4,239,000
                                                   ------------
                                                      5,817,000
                                                   ------------
REAL ESTATE (1.8%)
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07..............     12,590,000     11,032,050
                                                   ------------
REAL ESTATE--INVESTMENT/
 MANAGEMENT (2.8%)
CB Richard Ellis Services, Inc.
 8.875%, due 6/1/06..............      5,370,000      4,779,300
Felcor Lodging L.P.
 9.50%, due 9/15/08..............      5,070,000      5,019,300
Golden State Holdings, Inc.
 7.00%, due 8/1/03...............        620,000        597,634
 7.125%, due 8/1/05..............        540,000        507,412
LNR Property Corp.
 Series B
 9.375%, due 3/15/08.............      4,585,000      4,126,500
 10.50%, due 1/15/09.............      1,350,000      1,282,500
Meditrust Corp.
 7.82%, due 9/10/26..............      1,085,000        911,400
                                                   ------------
                                                     17,224,046
                                                   ------------
RESTAURANTS (1.7%)
Advantica Restaurant Group, Inc.
 11.25%, due 1/15/08.............      5,905,000      2,716,300
Avado Brands, Inc.
 11.75%, due 6/15/09.............      2,090,000        182,875

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                      AMOUNT          VALUE
                                  ----------------------------
RESTAURANTS (Continued)
FRI-MRD Corp.
 14.00%, due 1/24/02 (c)(i).....  $   3,000,000   $  2,955,000
 15.00%, due 1/24/02 (c)(i).....      5,400,000      4,590,000
                                                  ------------
                                                    10,444,175
                                                  ------------
SPECIALTY PRINTING (0.3%)
American Color Graphics, Inc.
 12.75%, due 8/1/05.............      2,285,000      2,102,200
                                                  ------------
TECHNOLOGY (0.0%) (b)
Electronic Retailing Systems
 International, Inc.
 8.00%, due 8/1/04 (i)(j)(k)....        541,086         40,581
 10.00%, due 8/1/01 (i)(j)(k)...        543,617        207,934
                                                  ------------
                                                       248,515
                                                  ------------
TELECOMMUNICATIONS (3.4%)
Cherokee International, L.L.C.
 Series B
 10.50%, due 5/1/09.............        770,000        667,975
Colo.com
 13.875%, due 3/15/10 (c)(l)....          3,125      1,968,750
HighwayMaster Communications, Inc.
 Series B
 13.75%, due 9/15/05............      7,360,000      2,796,800
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05............      5,150,000      3,399,000
Level 3 Communications, Inc.
 9.125%, due 5/1/08.............      1,875,000      1,514,063
Orion Network Systems, Inc.
 (zero coupon), due 1/15/07
 12.50%, beginning 1/15/02......     11,095,000      2,884,700
PageMart Nationwide, Inc.
 15.00%, due 2/1/05.............      3,915,000      2,740,500
RCN Corp.
 (zero coupon), due 10/15/07
 11.125%, beginning 10/15/02....      2,610,000        913,500
 10.125%, due 1/15/10...........      2,690,000      1,371,900
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07...........      3,290,000      2,730,700
                                                  ------------
                                                    20,987,888
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (1.7%)
Nextel International, Inc.
 (zero coupon), due 4/15/08
 12.125%, beginning 4/15/03.....      3,705,000      1,963,650
 12.75%, due 8/1/10 (c).........      8,615,000      6,892,000
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03.......      5,000,000      1,125,000
VoiceStream Wireless Corp.
 10.375%, due 11/15/09..........        615,000        658,818
                                                  ------------
                                                    10,639,468
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT          VALUE
                                  ----------------------------
TELECOMMUNICATIONS--LONG
 DISTANCE (2.9%)
NATG Holdings L.L.C./Orius Corp.
 Series B
 12.75%, due 2/1/10.............  $   2,685,000   $  2,228,550
Nextel Communications, Inc.
 9.375%, due 11/15/09...........      1,905,000      1,776,413
Nextlink Communications, Inc.
 10.75%, due 6/1/09.............        245,000        200,900
NTL, Inc.
 Series A
 12.75%, due 4/15/05............      6,555,000      6,161,700
NTL Communications, Inc.
 11.875%, due 10/1/10 (c).......      7,490,000      6,666,100
Telehub Communications Corp.
 (zero coupon), due 7/31/05
 13.875%, beginning 7/31/01.....      7,950,000        636,000
                                                  ------------
                                                    17,669,663
                                                  ------------
TOBACCO (0.8%)
Standard Commercial Corp.
 8.875%, due 8/1/05.............      6,065,000      4,859,581
                                                  ------------
TOYS (0.3%)
Hasbro, Inc.
 7.95%, due 3/15/03.............      1,760,000      1,585,061
                                                  ------------
Total Corporate Bonds
 (Cost $452,084,089)............                   352,823,706
                                                  ------------
FOREIGN BONDS (3.5%)

BROADCAST/MEDIA (0.1%)
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04 (f)........  DM  2,930,000        395,978
                                                  ------------
CABLE TV (0.1%)
United Pan-Europe
 Communications N.V.
 Series B
 10.875%, due 11/1/07...........  $   1,295,000        790,317
                                                  ------------
FINANCE (0.0%) (b)
Ono Finance PLC
 13.00%, due 5/1/09.............  E      25,000         18,074
 14.00%, due 7/15/10 (c)........        115,000         85,299
                                                  ------------
                                                       103,373
                                                  ------------
PUBLISHING (2.6%)
IPC Magazines Group PLC
 (zero coupon), due 3/15/08
 10.75%, beginning 3/15/03......  L   4,645,000      4,232,630
 9.625%, due 3/15/08............      2,035,000      2,462,318
Regional Independent Media Group
 (zero coupon), due 7/1/08
 12.875%, beginning 7/1/03
   (m)..........................      4,915,000      5,726,812

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

FOREIGN BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT           VALUE
                                  ----------------------------
PUBLISHING (Continued)
TDL Infomedia Group Ltd.
 12.125%, due 10/15/09..........  E   2,160,000   $  3,461,820
                                                  ------------
                                                    15,883,580
                                                  ------------
TELECOMMUNICATIONS (0.3%)
Global TeleSystems Group, Inc.
 11.00%, due 12/1/09............  E   4,870,000      1,943,282
                                                  ------------
TELECOMMUNICATIONS--LONG
DISTANCE (0.4%)
NTL Communications Corp.
 9.875%, due 11/15/09 (m).......  $   2,940,000      2,318,700
                                                  ------------
Total Foreign Bonds
 (Cost $28,090,502).............                    21,435,230
                                                  ------------
LOAN ASSIGNMENTS (0.6%)

HOSPITALS/NURSING HOMES/
HEALTH CARE (0.5%)
Genesis Health Ventures, Inc.
 Bank debt, Term Loan B
 9.66%, due 9/30/04
   (f)(g)(i)(n).................  $   1,528,721        917,233
 Bank debt, Term Loan C
 9.91%, due 6/1/05
   (f)(g)(i)(n).................      1,521,224        912,734
 Bank debt, Revolver
 10.25%, due 9/30/03
 (f)(g)(i)(n)...................        481,250        293,562
Multicare Companies, Inc. (The)
 Bank debt, Term Loan B
 9.51%, due 9/30/04
   (f)(g)(i)(n).................      1,359,466        780,334
 Bank debt, Term Loan C
 10.35%, due 6/1/05
   (f)(g)(i)(n).................        450,838        258,781
 Bank debt, Revolver
 10.75%, due 9/30/03
   (f)(g)(i)(n).................        259,736        149,089
                                                  ------------
                                                     3,311,733
                                                  ------------
TEXTILES--HOME FURNISHINGS (0.1%)
Synthetic Industries, Inc.
 Bridge Loan
 17.00%, due 6/14/08 (i)(n).....        665,000        638,400
                                                  ------------
Total Loan Assignments
 (Cost $4,462,160)..............                     3,950,133
                                                  ------------
U.S. GOVERNMENT (0.3%)

UNITED STATES TREASURY BOND (0.3%)
 5.25%, due 2/15/29.............      1,730,000      1,657,288
                                                  ------------
Total U.S. Government
 (Cost $1,601,415)..............                     1,657,288
                                                  ------------
YANKEE BONDS (13.7%)

AIR FREIGHT (0.3%)
Pegasus Shipping (Hellas) Ltd.
 Series A
 11.875%, due 11/15/04 (f)......      5,010,000      1,753,500
                                                  ------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                  ----------------------------
BROADCAST/MEDIA (0.3%)
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04 (f)........  $   3,490,000   $    872,500
Rogers Communications, Inc.
 8.875%, due 7/15/07............        735,000        727,650
                                                  ------------
                                                     1,600,150
                                                  ------------
CABLE TV (4.4%)
British Sky Broadcasting
Group PLC
 6.875%, due 2/23/09............      2,195,000      1,928,354
Cablevision S.A.
 13.75%, due 4/30/07............      5,860,000      4,365,700
Rogers Cablesystems Ltd.
 Series B
 10.00%, due 3/15/05............      2,210,000      2,331,550
 10.125%, due 9/1/12............      2,545,000      2,675,431
 11.00%, due 12/1/15............      1,400,000      1,547,000
Telewest Communications PLC
 9.875%, due 2/1/10.............      3,345,000      2,910,150
United Pan-Europe
 Communications N.V.
 Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04.......      6,285,000      1,916,925
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04.....     10,560,000      3,220,800
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05.......      9,010,000      2,567,850
 10.875%, due 8/1/09............      2,890,000      1,849,600
 11.25%, due 2/1/10.............      1,000,000        645,000
 11.50%, due 2/1/10.............      1,910,000      1,246,275
                                                  ------------
                                                    27,204,635
                                                  ------------
CHEMICALS (0.9%)
Octel Developments PLC
 10.00%, due 5/1/06.............      5,760,000      5,414,400
                                                  ------------
CONSUMER PRODUCTS (0.0%) (b)
Semi-Tech Corp.
 11.50%, due 8/15/03 (f)(g).....      8,965,000         67,238
                                                  ------------
CONTAINERS--METAL & GLASS (0.2%)
Crown Cork & Seal Finance PLC
 7.00%, due 12/15/06............      1,820,000        928,200
                                                  ------------
FINANCE (0.0%) (b)
Intertek Finance PLC
 Series B
 10.25%, due 11/1/06............        195,000        101,400
                                                  ------------
FINANCIAL--MISCELLANEOUS (0.2%)
Tembec Finance Corp.
 9.875%, due 9/30/05............      1,600,000      1,632,000
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

YANKEE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT         VALUE
                                  ----------------------------
GOLD & PRECIOUS METALS MINING (0.7%)
Echo Bay Mines Ltd.
 11.00%, due 4/1/27 (j).........  $   5,145,000   $  1,286,250
Normandy Yandal Operations Ltd.
 8.875%, due 4/1/08.............      3,898,000      3,079,420
                                                  ------------
                                                     4,365,670
                                                  ------------
LEISURE TIME (0.6%)
Royal Carribbean Cruises Ltd.
 7.50%, due 10/15/27............      4,335,000      3,478,985
                                                  ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.6%)
Triton Energy Ltd.
 8.875%, due 10/1/07............      3,405,000      3,443,306
                                                  ------------
STEEL (0.3%)
Algoma Steel, Inc.
 12.375%, due 7/15/05...........      4,885,000      1,721,963
                                                  ------------
TELECOMMUNICATIONS (1.0%)
Colt Telecom Group PLC
 (zero coupon), due 12/15/06
 12.00%, beginning 12/1/01......      2,720,000      2,461,600
Flag Telecom Holdings Ltd.
 11.625%, due 3/30/10...........      3,515,000      2,741,700
Hermes Europe Railtel B.V.
 11.50%, due 8/15/07............      2,955,000      1,211,550
                                                  ------------
                                                     6,414,850
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (2.6%)
360Networks, Inc.
 13.00%, due 5/1/08.............      3,510,000      2,808,000
Millicom International Cellular,
 S.A.
 (zero coupon), due 6/1/06
 13.50%, beginning 6/1/01.......     17,204,000     13,505,140
                                                  ------------
                                                    16,313,140
                                                  ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.5%)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/08
 8.94%, beginning 8/15/03.......        225,000         42,750
 (zero coupon), due 8/15/07
 9.27%, beginning 8/15/02.......      3,370,000        918,325
 (zero coupon), due 5/15/09
 10.80%, beginning 5/15/04......      2,805,000        561,000
 9.375%, due 5/15/09............      3,165,000      1,360,950
                                                  ------------
                                                     2,883,025
                                                  ------------
TRANSPORTATION--SHIPPING (1.1%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/06 (f)........      9,830,500      2,850,845

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                  ----------------------------
TRANSPORTATION--SHIPPING (Continued)
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08............  $     375,000   $    245,625
 10.50%, due 7/1/03.............      1,170,000        889,200
 10.75%, due 10/15/06...........      4,185,000      3,023,662
                                                  ------------
                                                     7,009,332
                                                  ------------
Total Yankee Bonds
 (Cost $115,997,139)............                    84,331,794
                                                  ------------
Total Long-Term Bonds
 (Cost $645,267,069)............                   502,247,936
                                                  ------------
COMMON STOCKS (4.0%)
                                     SHARES
                                  -------------
CABLE TV (0.3%)
Charter Communications, Inc.
 (a)............................         77,100      1,749,206
                                                  ------------
CHEMICALS (0.3%)
Millennium Chemicals, Inc.......         90,065      1,632,428
                                                  ------------
ELECTRIC POWER COMPANIES (0.2%)
PG&E Corp.......................         64,680      1,293,600
                                                  ------------
FINANCE (0.1%)
AMC Financial, Inc. (a).........        195,912        483,903
                                                  ------------
GOLD & PRECIOUS METALS MINING (0.2%)
Placer Dome, Inc................        166,790      1,605,354
                                                  ------------
HEALTH CARE--SERVICES (0.9%)
Apria Healthcare Group, Inc.
 (a)............................        176,565      5,252,809
                                                  ------------
LEISURE TIME (0.5%)
Argosy Gaming Co. (a)...........         79,330      1,522,144
Pinnacle Entertainment, Inc.
 (a)............................        127,115      1,716,053
                                                  ------------
                                                     3,238,197
                                                  ------------
PAPER & FOREST PRODUCTS (0.3%)
Abitibi-Consolidated, Inc.
 (o)............................        184,370      1,693,899
                                                  ------------
REAL ESTATE (0.1%)
Metropolis Realty Trust, Inc....         56,290        619,190
                                                  ------------
STEEL (0.3%)
USX-U.S. Steel Group............         94,700      1,704,600
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (0.0%) (b)
International Wireless
 Communications Holdings, Inc.
 (a)............................        375,879         60,141
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                  ----------------------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.8%)
Call-Net Enterprises, Inc.
 Series B (a)(o)................        439,525   $    286,774
ICO Global Communications
 Holdings Ltd. (a)..............        393,348      1,966,740
 Class A (a)(g)(i)..............        334,930      1,339,720
Sprint Corp. (a)................         60,000      1,226,250
                                                  ------------
                                                     4,819,484
                                                  ------------
TEXTILES--APPAREL MANUFACTURING (0.0%) (b)
Hosiery Corp. of America, Inc.
 (a)............................            500         20,000
                                                  ------------
Total Common Stocks
 (Cost $34,052,297).............                    24,172,811
                                                  ------------
PREFERRED STOCKS (4.0%)

BROADCAST/MEDIA (1.4%)
Paxson Communications Corp.
 12.50% (j).....................          8,893      8,537,693
                                                  ------------
FINANCIAL--MISCELLANEOUS (0.3%)
North Atlantic Trading Co.
 12.00% (j).....................         99,405      1,093,452
Pacific & Atlantic (Holdings)
 Inc.
 7.50%, Class A (i)(j)(p).......        153,164        765,820
                                                  ------------
                                                     1,859,272
                                                  ------------
HOSPITALS/NURSING HOMES/
 HEALTH CARE (0.1%)
Harborside Healthcare Corp.
 13.50% (j).....................          7,375        516,234
                                                  ------------
PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries International, Inc.
 5.00%, Class A (c)(i)(o).......        145,000      2,223,395
                                                  ------------
REAL ESTATE--INVESTMENT/MANAGEMENT (0.7%)
Sovereign Real Estate Investment Corp.
 12.00%, Series A (c)...........          5,265      4,212,000
                                                  ------------
TECHNOLOGY (0.0%) (b)
Electronic Retailing Systems
 International, Inc.
 Series A-1 (i)(j)(k)(p)........          4,247             42
                                                  ------------
TELECOMMUNICATIONS (0.0%) (b)
ICG Holdings, Inc.
 14.25% (g)(j)..................          2,506             25
                                                  ------------

                                       SHARES        VALUE
                                  ----------------------------
TELECOMMUNICATIONS--LONG
 DISTANCE (1.2%)
Nextel Communications, Inc.
 13.00%, Series D (j)...........          7,567   $  7,302,116
                                                  ------------
Total Preferred Stocks
 (Cost $29,900,233).............                    24,650,777
                                                  ------------
WARRANTS (0.1%)

FINANCE (0.0%) (b)
ASAT Finance L.L.C.
 expire 11/1/06 (a)(c)..........          1,530         45,900
                                                  ------------
FINANCIAL SERVICES (0.0%) (b)
North Atlantic Trading Co.
 expire 6/15/07 (a)(c)..........             74              1
                                                  ------------
HOMEBUILDING (0.1%)
Amatek Industries Pty Ltd.
 Common Rights (a)..............          3,125            156
 Preferred Rights (a)...........        740,721        370,361
                                                  ------------
                                                       370,517
                                                  ------------
LEISURE TIME (0.0%) (b)
Isle of Capri Casinos, Inc.
 expire 5/3/01 (a)..............          1,249             12
Windsor Woodmont Black Hawk
 Resort Corp.
 expire 3/15/10 (a)(c)..........          1,500          7,875
                                                  ------------
                                                         7,887
                                                  ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.0%) (b)
Petro Stopping Centers
 Holdings L.P. (a)(c)...........          4,314        153,147
                                                  ------------
PUBLISHING (0.0%) (b)
General Media, Inc.
 expire 12/21/03 (a)(c).........            900              9
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (0.0%) (b)
Occidente y Caribe Celular, S.A.
 expire 3/15/04 (a)(c)..........         10,680        160,200
Ubiquitel Operating Co.
 expire 4/15/10 (a)(c)..........          2,510         75,300
                                                  ------------
                                                       235,500
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

WARRANTS (CONTINUED)
                                       SHARES        VALUE
                                  ----------------------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.0%) (b)
ICO Global Communications
 Holdings Ltd.
 expire 5/16/06 (a).............         98,787   $        988
Telehub Communications Corp.
 expire 7/31/05 (a)(c)..........          6,465             65
                                                  ------------
                                                         1,053
                                                  ------------
Total Warrants
 (Cost $806,235)................                       814,014
                                                  ------------
SHORT-TERM
INVESTMENTS (8.3%)
                                    PRINCIPAL
                                     AMOUNT
                                  -------------
COMMERCIAL PAPER (5.8%)
American Express Credit Corp.
 6.50%, due 1/17/01.............  $   6,040,000      6,022,516
General Electric Capital Corp.
 6.54%, due 1/12/01.............     10,000,000      9,979,940
Goldman Sachs Group, Inc.
 6.55%, due 1/10/01.............      5,890,000      5,880,325
Morgan Stanley Dean Witter & Co.
 6.65%, due 1/4/01..............      2,425,000      2,423,655
Salomon, Smith Barney Holdings,
 Inc.
 6.37%, due 1/8/01..............      4,875,000      4,868,710
UBS Finance Delaware L.L.C.
 6.50%, due 1/2/01..............      6,595,000      6,593,809
                                                  ------------
Total Commercial Paper
 (Cost $35,768,955).............                    35,768,955
                                                  ------------

                                     SHARES
                                  -------------
INVESTMENT COMPANY (1.7%)
Merrill Lynch Premier
 Institutional Fund.............     10,523,637     10,523,637
                                                  ------------
Total Investment Company
 (Cost $10,523,637).............                    10,523,637
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
                                  ----------------------------
SHORT-TERM BONDS (0.8%)
AIRLINES (0.8%)
Airtran Airlines, Inc.
 Series B
 10.50%, due 4/15/01............  $   1,195,000   $  1,177,075
Valujet, Inc.
 10.25%, due 4/15/01............      3,685,000      3,611,300
                                                  ------------
                                                     4,788,375
                                                  ------------
Total Short-Term Bonds
 (Cost $4,774,188)..............                     4,788,375
                                                  ------------
Total Short-Term Investments
 (Cost $51,066,780).............                    51,080,967
                                                  ------------
Total Investments
 (Cost $761,092,614) (q)........           97.8%   602,966,505(r)
Cash and Other Assets,
 Less Liabilities...............            2.2     13,840,560
                                  -------------   ------------
Net Assets......................          100.0%  $616,807,065
                                  =============   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Yankee bond.
(e) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(f)  Issue in default.
(g)  Issuer in bankruptcy.
(h) CIK ("Cash in Kind")--interest payment is made with cash or additional securities.
(i)  Restricted security. (See Note 2I).
(j) PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(k)  Illiquid security.
(l) 3,125 Units--Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(m)  Partially segregated for forward contracts.
(n)  Floating rate. Rate shown is the rate in effect at December 31, 2000.
(o)  Canadian security.
(p)  Convertible security.
(q)  The cost for federal income tax purposes is $762,103,843.
(r) At December 31, 2000 net unrealized depreciation was $159,137,338, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,220,243 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $169,357,581.
(s)  The following abbreviations are used in the above portfolio:
     DM-Deutsche Mark
     E  -Euro
     L  -Pound Sterling

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $761,092,614).........   $602,966,505
Cash.....................................        147,082
Receivables:
  Dividends and interest.................     16,244,529
  Investment securities sold.............        574,290
  Fund shares sold.......................         72,930
Unrealized appreciation on foreign
  currency forward contracts.............         73,636
                                            ------------
        Total assets.....................    620,078,972
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      1,558,527
  Adviser................................        153,904
  Fund shares redeemed...................        130,301
  Administrator..........................        102,603
  Shareholder communication..............         76,185
  Custodian..............................         31,230
  Directors..............................            249
Accrued expenses.........................         99,078
Unrealized depreciation on foreign
  currency forward contracts.............      1,119,830
                                            ------------
        Total liabilities................      3,271,907
                                            ------------
Net assets applicable to outstanding
  shares.................................   $616,807,065
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    707,745
Additional paid-in capital...............    798,904,493
Accumulated distribution in excess of net
  investment income......................     (2,634,968)
Accumulated net realized loss on
  investments............................    (21,007,149)
Net unrealized depreciation on
  investments............................   (158,126,109)
Net unrealized depreciation on
  translation of other assets and
  liabilities in
  foreign currencies and foreign currency
  forward contracts......................     (1,036,947)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $616,807,065
                                            ============
Shares of capital stock outstanding......     70,774,530
                                            ============
Net asset value per share outstanding....   $       8.72
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $ 79,611,448
  Dividends (a)..........................      4,873,487
                                            ------------
        Total income.....................     84,484,935
                                            ------------
Expenses:
  Advisory...............................      2,003,353
  Administration.........................      1,335,569
  Shareholder communication..............        235,256
  Professional...........................        227,478
  Custodian..............................         60,555
  Directors..............................         21,226
  Portfolio pricing......................         12,053
  Miscellaneous..........................         88,521
                                            ------------
        Total expenses...................      3,984,011
                                            ------------
Net investment income....................     80,500,924
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................    (21,705,776)
  Securities sold short..................      1,196,449
  Foreign currency transactions..........      2,939,439
                                            ------------
Net realized loss on investments and
  foreign currency transactions..........    (17,569,888)
                                            ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions..................    (99,780,920)
  Translation of other assets and
    liabilities in
    foreign currencies and foreign
    currency forward contracts...........     (1,598,417)
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........   (101,379,337)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................   (118,949,225)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(38,448,301)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $47,546.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000            1999
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $  80,500,924   $ 72,530,284
 Net realized gain (loss) on investments and foreign
   currency transactions....................................    (17,569,888)    21,542,008
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............   (101,379,337)   (20,007,709)
                                                              -------------   ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................    (38,448,301)    74,064,583
                                                              -------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................    (80,147,317)   (73,662,076)
 From net realized gain on investments......................        (30,766)   (12,344,416)
 In excess of net investment income.........................     (2,634,968)    (3,350,338)
 In excess of net realized gain on investments..............             --       (820,736)
                                                              -------------   ------------
   Total dividends and distributions to shareholders........    (82,813,051)   (90,177,566)
                                                              -------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................     42,572,394     84,828,143
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............     82,813,051     90,177,566
                                                              -------------   ------------
                                                                125,385,445    175,005,709
 Cost of shares redeemed....................................    (72,273,509)   (43,749,083)
                                                              -------------   ------------
 Increase in net assets derived from capital share
   transactions.............................................     53,111,936    131,256,626
                                                              -------------   ------------
Net increase (decrease) in net assets.......................    (68,149,416)   115,143,643
NET ASSETS:
Beginning of year...........................................    684,956,481    569,812,838
                                                              -------------   ------------
End of year.................................................  $ 616,807,065   $684,956,481
                                                              =============   ============
Accumulated distribution in excess of net investment income
 at end of year.............................................  $  (2,634,968)  $ (3,350,338)
                                                              =============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                 YEAR ENDED DECEMBER 31
                                                                2000         1999         1998         1997         1996
                                                              ------------------------------------------------------------
Net asset value at beginning of year........................  $  10.69     $  10.92     $  11.73     $  11.61     $  10.55
                                                              --------     --------     --------     --------     --------
Net investment income.......................................      1.32         1.31         1.08         0.85         0.59
Net realized and unrealized gain (loss) on investments......     (1.96)        0.07        (0.76)        0.65         1.22
Net realized and unrealized gain (loss) on foreign currency
 transactions...............................................      0.02         0.01        (0.00)(a)       --           --
                                                              --------     --------     --------     --------     --------
Total from investment operations............................     (0.62)        1.39         0.32         1.50         1.81
                                                              --------     --------     --------     --------     --------
Less dividends and distributions:
 From net investment income.................................     (1.31)       (1.32)       (1.09)       (0.84)       (0.59)
 From net realized gain on investments......................     (0.00)(a)    (0.23)       (0.04)       (0.54)       (0.16)
 In excess of net investment income.........................     (0.04)       (0.06)          --           --           --
 In excess of net realized gain on investments..............        --        (0.01)          --           --           --
                                                              --------     --------     --------     --------     --------
Total dividends and distributions...........................     (1.35)       (1.62)       (1.13)       (1.38)       (0.75)
                                                              --------     --------     --------     --------     --------
Net asset value at end of year..............................  $   8.72     $  10.69     $  10.92     $  11.73     $  11.61
                                                              ========     ========     ========     ========     ========
Total investment return.....................................     (5.87%)      12.84%        2.66%       13.03%       17.16%
Ratios (to average net assets)/Supplemental Data:
 Net investment income......................................     12.10%       11.33%        9.93%        8.84%        8.59%
 Net expenses...............................................      0.60%        0.57%        0.58%        0.59%        0.67%
 Expenses (before reimbursement)............................      0.60%        0.57%        0.58%        0.59%        0.71%
Portfolio turnover rate.....................................        64%          93%         151%         153%         149%
Net assets at end of year (in 000's)........................  $616,807     $684,956     $569,813     $424,567     $205,001

------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

COMMON STOCKS (90.8%)+
                                       SHARES        VALUE
                                     ------------------------
AUSTRALIA (2.2%)
BHP, Ltd. (energy sources).........      19,475   $   205,147
Brambles Industries, Ltd. (business
 & public services)................       4,770       111,329
Commonwealth Bank of Australia,
 Ltd. (banking)....................       7,293       125,246
National Australia Bank, Ltd.
 (banking).........................      24,835       397,602
News Corp., Ltd. (The)
 (broadcasting & publishing).......      42,979       334,369
Telstra Corp., Ltd.
 (telecommunications)..............      70,500       251,633
                                                  -----------
                                                    1,425,326
                                                  -----------
BELGIUM (1.3%)
Electrabel, S.A.
 (utilities-electrical & gas)......         960       217,043
Fortis AG (insurance)..............      11,930       387,556
Interbrew N.V. (beverages &
 tobacco) (a)......................       2,200        76,674
Solvay, S.A. Class A (chemicals)...       2,560       142,773
                                                  -----------
                                                      824,046
                                                  -----------
DENMARK (0.1%)
Tele Danmark AS Class B
 (telecommunications)..............       1,877        76,498
                                                  -----------
FINLAND (2.2%)
Comptel Oyj (telecommunications)...       1,960        28,248
Nokia Oyj Class A (electrical &
 electronics) (c)..................      23,473     1,046,839
Outokumpu Oyj
 (metals-nonferrous)...............      17,630       133,250
UPM-Kymmene Oyj (forest products &
 paper)............................       7,480       256,689
                                                  -----------
                                                    1,465,026
                                                  -----------
FRANCE (11.9%)
Air Liquide, S.A. (chemicals)......       1,386       206,778
Alcatel, S.A. (electrical &
 electronics)......................       8,300       471,467
AXA, S.A. (insurance)..............       2,274       328,798
BNP Paribas, S.A. (banking)........       3,215       282,235
Carrefour, S.A. (merchandising)....       7,998       502,372
Compagnie Generale d'Industrie et
 de Participations, S.A.
 (multi-industry)..................       4,700       222,847
Elf Aquitaine, S.A. (energy
 sources)..........................           1           157
France Telecom, S.A.
 (telecommunications)..............       6,390       551,659
Groupe Danone, S.A. (food &
 household products)...............       2,064       311,224
L'Oreal, S.A. (health & personal
 care).............................       4,810       412,319
Lafarge, S.A. (building materials &
 components).......................       1,772       148,571
Pernod-Ricard, S.A. (beverages &
 tobacco)..........................       1,800       124,216
Pinault-Printemps-Redoute, S.A.
 (merchandising)...................         827       177,734
PSA Peugeot Citroen
 (automobiles).....................       1,714       389,926
Renault, S.A. (automobiles)........       3,230       168,311

                                         SHARES      VALUE
                                     ------------------------
FRANCE (Continued)
Rhodia, S.A. (chemicals)...........      10,000   $   154,918
Sanofi-Synthelabo, S.A. (health &
 personal care)....................       4,760       317,310
Schneider Electric, S.A.
 (electrical & electronics)........       2,039       148,750
Scor, S.A. (insurance).............       4,720       245,067
Societe Generale, S.A. Class A
 (banking).........................       3,604       224,007
STMicroelectronics N.V. (electronic
 components & instruments) (a).....       7,300       318,709
Suez Lyonnaise des Eaux, S.A.
 (business & public services)......       1,760       321,403
Suez Lyonnaise des Eaux, S.A. Strip
 (business & public services)
 (a)(d)............................       1,540            14
Thales, S.A. (aerospace & military
 technology).......................       3,762       180,315
Total Fina Elf, S.A. Class B
 (energy sources)..................       6,855     1,019,484
Total Fina Elf, S.A. Strip (energy
 sources) (a)(d)...................       2,070            19
Vivendi Universal, S.A. (business &
 public services)..................       8,336       548,648
                                                  -----------
                                                    7,777,258
                                                  -----------
GERMANY (9.6%)
Allianz AG Registered
 (insurance).......................       1,589       597,807
Bayer AG (chemicals)...............       8,651       455,667
DaimlerChrysler AG (automobiles)...       5,208       221,018
Deutsche Bank AG (banking).........       4,665       388,940
Deutsche Telekom AG
 (telecommunications)..............      12,615       380,198
Dresdner Bank AG (banking).........       7,490       325,597
E.ON AG (utilities-electrical &
 gas)..............................      11,582       704,655
Epcos AG (electronic components &
 instruments) (a)..................       3,300       288,148
Infineon Technologies AG
 (electronic components &
 instruments) (a)..................       1,300        48,334
KarstadtQuelle AG
 (merchandising)...................       5,540       171,649
Metro AG (merchandising)...........       3,667       168,704
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance).......................         707       252,244
RWE AG (utilities-electrical &
 gas)..............................       6,399       283,878
SAP AG (business & public
 services).........................       2,871       333,712
Schering AG (health & personal
 care).............................      13,869       787,805
Siemens AG (electrical &
 electronics)......................       5,950       777,911
T-Online International AG (business
 & public services) (a)............       8,970       108,643
                                                  -----------
                                                    6,294,910
                                                  -----------
GREECE (0.2%)
Hellenic Telecommunications
 Organization S.A.
 (telecommunications)..............      15,800       114,550
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

COMMON STOCKS (CONTINUED)
                                        SHARES       VALUE
                                     ------------------------
HONG KONG (1.4%)
Cheung Kong (Holdings) Ltd. (real
 estate)...........................      31,000   $   396,448
China Unicom, Ltd.
 (telecommunications) (a)..........      40,000        61,283
Hang Seng Bank, Ltd. (banking).....      34,000       457,699
                                                  -----------
                                                      915,430
                                                  -----------
IRELAND (1.8%)
Allied Irish Banks PLC (banking)...      31,555       365,892
CRH PLC (building materials &
 components) (a)...................      28,903       537,854
Smurfit (Jefferson) Group PLC
 (forest products & paper) (a).....     129,658       255,645
                                                  -----------
                                                    1,159,391
                                                  -----------
ITALY (3.3%)
Assicurazioni Generali S.p.A.
 (insurance).......................       5,542       220,102
Banca Intesa S.p.A. (banking)......      38,854       186,777
ENI S.p.A. (energy sources)........      86,051       549,393
Italcementi S.p.A. (building
 materials & components)...........      26,400       220,851
Seat Pagine Gialle S.p.A. (data
 processing & reproduction)........       1,202         2,680
Telecom Italia S.p.A.
 (telecommunications)..............      21,467       237,430
Telecom Italia Mobile S.p.A.
 (telecommunications)..............      60,547       483,203
Unicredito Italiano S.p.A.
 (banking).........................      43,987       230,037
                                                  -----------
                                                    2,130,473
                                                  -----------
JAPAN (16.9%)
Ajinomoto Co., Inc. (food &
 household products)...............      15,000       195,062
Bank of Tokyo-Mitsubishi, Ltd.
 (banking).........................      34,000       338,528
Canon, Inc. (data processing &
 reproduction).....................       5,000       175,140
Fujitsu, Ltd. (data processing &
 reproduction).....................      18,000       265,442
Furukawa Electric Co., Ltd.
 (industrial components)...........       5,000        87,351
Hitachi, Ltd. (electrical &
 electronics)......................      27,000       240,695
Honda Motor Co., Ltd.
 (automobiles).....................      12,000       447,658
Ito-Yokado Co., Ltd.
 (merchandising)...................       7,000       349,404
Japan Airlines Co., Ltd.
 (transportation-airlines).........      86,000       393,872
Matsushita Electric Industrial Co.,
 Ltd. (appliances & household
 durables).........................       8,000       191,253
Mitsubishi Electric Corp.
 (electrical & electronics)........      54,000       332,433
Mitsubishi Estate Co., Ltd. (real
 estate)...........................      13,000       138,886
Mitsubishi Heavy Industries, Ltd.
 (machinery & engineering).........      34,000       148,274
Mitsui Fudosan Co., Ltd. (real
 estate)...........................      13,000       129,210
Mizuho Holdings, Inc. (banking)....          76       471,197
Murata Manufacturing Co., Ltd.
 (electronic components &
 instruments)......................         700        82,141
NEC Corp. (electrical &
 electronics)......................      24,000       439,251

                                        SHARES       VALUE
                                     ------------------------
JAPAN (Continued)
Nippon Mitsubishi Oil Corp. (energy
 sources)..........................      46,000   $   221,552
Nippon Steel Corp.
 (metals-steel)....................      58,000        95,994
Nippon Telegraph & Telephone Corp.
 (telecommunications)..............          57       410,800
Nomura Securities Co., Ltd.
 (financial services)..............      16,000       287,930
NTT DoCoMo, Inc.
 (telecommunications)..............          13       224,267
Oki Electric Industries Co., Ltd.
 (electrical & electronics)........      51,000       227,770
Olympus Optical Co., Ltd.
 (electronic components &
 instruments)......................      13,000       224,836
Pioneer Corp. (appliances &
 household durables)...............       6,000       160,253
Rohm Co., Ltd. (electronic
 components & instruments).........       2,000       380,054
Sankyo Co., Ltd. (health & personal
 care).............................       8,000       191,954
Sharp Corp. (appliances & household
 durables).........................      11,000       132,739
Softbank Corp. (business & public
 services).........................       1,542        53,608
Sony Corp. (appliances & household
 durables).........................       7,700       532,688
Sumitomo Bank, Ltd. (banking)......      22,000       225,983
Sumitomo Electric Industries, Ltd.
 (industrial components)...........      11,000       180,517
Sumitomo Forestry Co., Ltd.
 (building materials &
 components).......................      19,000       133,938
Sumitomo Marine & Fire Insurance
 Co., Ltd. (insurance).............      45,000       290,426
Takeda Chemical Industries, Ltd.
 (health & personal care)..........       7,000       414,381
TDK Corp. (electronic components &
 instruments)......................       2,000       194,756
Tokio Marine & Fire Insurance Co.,
 Ltd. (insurance)..................      24,000       275,110
Tokyo Electric Power Co., Inc.
 (utilities-electrical & gas)......       5,800       143,991
Tokyo Seimitsu Co., Ltd.
 (electronic components &
 instruments)......................       4,100       233,015
Toshiba Corp. (electrical &
 electronics)......................      50,000       334,517
Tostem Corp. (building materials &
 components).......................       7,000        86,983
Toyota Motor Corp. (automobiles)...      24,000       767,113
Trans Cosmos, Inc. (business &
 public services)..................         400        17,339
Yamanouchi Pharmaceutical Co., Ltd.
 (health & personal care)..........       4,000       173,038
                                                  -----------
                                                   11,041,349
                                                  -----------
LUXEMBOURG (0.0%) (b)
Carrier 1 International, S.A.
 (telecommunications) (a)..........         900        16,055
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES       VALUE
                                     ------------------------
NETHERLANDS (5.9%)
ABN AMRO Holding N.V. (banking)....      13,301   $   302,466
Akzo Nobel N.V. (chemicals)........       3,302       177,334
Heineken N.V. (beverages &
 tobacco)..........................       3,742       226,436
ING Groep N.V. (financial
 services).........................       8,686       693,849
Koninklijke Ahold N.V.
 (merchandising)...................       5,400       174,207
Koninklijke KPN N.V.
 (telecommunications)..............       4,587        52,800
Koninklijke (Royal) Philips
 Electronics N.V. (appliance &
 household durables)...............      15,946       584,194
Royal Dutch Petroleum Co. (energy
 sources)..........................      12,409       760,329
TNT Post Group N.V. (business &
 public services)..................       3,486        84,312
Unilever CVA N.V. (food & household
 products).........................      11,800       746,723
Wolters Kluwer CVA N.V.
 (broadcasting & publishing).......       3,312        90,304
                                                  -----------
                                                    3,892,954
                                                  -----------
NEW ZEALAND (0.1%)
Telecom Corp. of New Zealand, Ltd.
 (telecommunications)..............      27,445        58,414
                                                  -----------
NORWAY (0.0%) (b)
Stepstone ASA (business & public
 services) (a).....................       3,700         6,503
                                                  -----------
PORTUGAL (1.7%)
Banco Comercial Portugues, S.A.
 Registered (banking)..............      66,590       353,244
Banco Espirito Santo, S.A.
 (banking).........................      15,450       259,657
Electricidade de Portugal, S.A.
 (utilities-electrical & gas)......      43,680       144,359
Portugal Telecom, S.A. Registered
 (telecommunications)..............      21,395       195,654
Sonae SGPS, S.A. (forest products &
 paper)............................     154,680       174,274
                                                  -----------
                                                    1,127,188
                                                  -----------
SINGAPORE (0.8%)
Singapore Press Holdings, Ltd.
 (broadcasting & publishing).......      36,000       531,488
                                                  -----------
SPAIN (3.3%)
Acciona, S.A. (construction &
 housing)..........................       5,830       213,477
Acerinox, S.A. (metals-steel)......       4,900       149,519
Banco Bilbao Vizcaya, S.A.
 Registered (banking)..............      21,560       320,846
Banco Santander Central Hispano,
 S.A. (banking)....................      34,572       370,039
Endesa, S.A. (utilities-electrical
 & gas)............................      10,743       183,071
Gas Natural SDG, S.A. (utilities-
 electrical & gas).................       4,611        83,988
Iberdrola, S.A.
 (utilities-electrical & gas)......      10,722       134,393
Promotora de Informaciones, S.A.
 (broadcasting & publishing) (a)...       1,000        16,525

                                         SHARES      VALUE
                                     ------------------------
SPAIN (Continued)
Repsol, S.A. (energy sources)......      10,998   $   175,748
Telefonica, S.A.
 (telecommunications) (a)..........      29,370       485,327
Terra Networks, S.A. (business &
 public services)..................       1,400        14,787
                                                  -----------
                                                    2,147,720
                                                  -----------
SWEDEN (2.7%)
AstraZeneca PLC (health & personal
 care).............................       6,104       304,052
ForeningsSparbanken AB (banking)...       7,474       114,461
Hennes & Mauritz AB Series B
 (merchandising)...................       5,568        86,156
Nordea AB (banking) (a)............      27,672       218,242
Skandia Forsakrings AB
 (insurance).......................      11,134       181,132
Svenska Handelsbanken Series A
 (banking).........................       8,685       148,655
Telefonaktiebolaget LM Ericsson AB
 Series B (electrical &
 electronics)......................      63,900       728,024
                                                  -----------
                                                    1,780,722
                                                  -----------
SWITZERLAND (6.9%)
Credit Suisse Group Registered
 (banking).........................       2,131       405,028
Nestle S.A. Registered (food &
 household products)...............         373       870,064
Novartis AG Registered (health &
 personal care)....................         541       956,473
Roche Holdings AG Genusscheine
 (health & personal care)..........          79       804,868
Schweizerische Rueckversicherungs-
 Gesellschaft Registered
 (insurance).......................         138       330,842
Syngenta AG (chemicals) (a)........         286        15,354
UBS AG Registered (banking)........       4,850       791,622
Zurich Financial Services AG
 (insurance).......................         610       367,769
                                                  -----------
                                                    4,542,020
                                                  -----------
UNITED KINGDOM (18.5%)
Abbey National PLC (banking).......      17,788       323,911
BAE Systems PLC (aerospace &
 military technology)..............      18,371       104,831
Barclays PLC (banking).............      21,153       654,721
Bass PLC (leisure & tourism).......      38,109       415,002
BG Group PLC (utilities-electrical
 & gas)............................      43,513       170,300
Boots Co. PLC (merchandising)......      14,397       130,974
BP Amoco PLC (energy sources)......      81,192       654,940
British Airways PLC
 (transportation-airlines).........      35,003       204,184
British Sky Broadcasting Group PLC
 (broadcasting & public
 services).........................      11,000       184,201
British Telecommunications PLC
 (telecommunications)..............      22,855       195,286
Cable & Wireless PLC
 (telecommunications)..............      42,533       573,731
CGNU PLC (insurance)...............      10,637       171,926
Diageo PLC (beverages & tobacco)...      45,286       507,364

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

COMMON STOCKS (CONTINUED)
                                        SHARES       VALUE
                                     ------------------------
UNITED KINGDOM (Continued)
EMI Group PLC (recreation & other
 consumer goods)...................      42,613   $   350,106
GlaxoSmithKline PLC (health &
 personal care)....................      45,440     1,282,906
Granada Compass PLC (leisure &
 tourism)..........................      18,965       206,385
Great Universal Stores PLC (The)
 (merchandising)...................      17,980       141,142
HSBC Holdings PLC (banking)........      21,880       321,943
Imperial Chemical Industries PLC
 (chemicals).......................      47,070       388,131
Innogy Holdings PLC (utilities-
 electrical & gas) (a).............      17,268        49,785
International Power PLC (utilities-
 electrical & gas).................      17,268        64,746
Kingfisher PLC (merchandising).....      60,327       448,557
Lattice Group PLC
 (utilities-electrical & gas)
 (a)...............................      43,513        98,150
Lloyds TSB Group PLC (banking).....      70,126       741,664
Marconi PLC (telecommunications)...      23,290       250,146
Prudential Corp. PLC (insurance)...      19,463       313,127
Reed International PLC
 (broadcasting & publishing).......      17,406       182,009
Rio Tinto PLC Registered (metals-
 nonferrous).......................      18,714       329,311
Royal Bank of Scotland Group PLC
 (banking).........................      21,912       517,825
Royal Bank of Scotland Group PLC --
 Value Shares (banking) (a)........       6,156         7,633
Sainsbury (J.) PLC
 (merchandising)...................      16,234        96,274
Scottish Power PLC
 (utilities-electrical & gas)......       9,826        77,648
Tesco PLC (merchandising)..........      65,295       266,035
Vodafone Group PLC
 (telecommunications)..............     458,406     1,681,112
                                                  -----------
                                                   12,106,006
                                                  -----------
Total Common Stocks
 (Cost $57,210,089)................                59,433,327
                                                  -----------

SHORT-TERM INVESTMENTS (8.6%)
                                       PRINCIPAL
                                         AMOUNT      VALUE
                                     ------------------------
COMMERCIAL PAPER (6.4%)
UNITED STATES (6.4%)
American General Corp. 6.53%, due
 1/4/01 (financial services).......  $  590,000   $   589,678
Morgan Stanley Dean Witter & Co.
 6.70%, due 1/3/01 (financial
 services).........................   1,500,000     1,499,441
UBS Finance Corp. 6.50%, due 1/2/01
 (financial services)..............   2,070,000     2,069,626
                                                  -----------
Total Commercial Paper
 (Cost $4,158,745).................                 4,158,745
                                                  -----------
                                      SHARES
                                     ----------
INVESTMENT COMPANY (2.2%)
UNITED STATES (2.2%)
Merrill Lynch Premier Institutional
 Fund (investment company).........   1,441,592     1,441,592
                                                  -----------
Total Investment Company
 (Cost $1,441,592).................                 1,441,592
                                                  -----------
Total Short-Term Investments
(Cost  $5,600,337)................                 5,600,337
                                                  -----------
Total Investments
(Cost  $62,810,426) (e)............        99.4%   65,033,664(f)
Cash and Other Assets, Less
 Liabilities.......................         0.6       395,340
                                     ----------   -----------
Net Assets.........................       100.0%  $65,429,004
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated or partially segregated for foreign currency forward contracts.
(d) Strip securities represent a secondary class of shares traded in the foreign market.
(e)  The cost for federal income tax purposes is $63,315,341.
(f) At December 31, 2000 net unrealized appreciation for securities was $1,718,323, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,407,003 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,688,680.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

The table below sets forth the diversification of International Equity Portfolio investments by industry.

INDUSTRY
DIVERSIFICATION

                                    VALUE       PERCENT +
                                 ------------------------
Aerospace & Military
  Technology..................   $   285,146        0.4%
Appliances & Household
  Durables....................     1,601,127        2.4
Automobiles...................     1,994,026        3.0
Banking.......................     9,871,697       15.1
Beverages & Tobacco...........       934,690        1.4
Broadcasting & Publishing.....     1,338,896        2.0
Building Materials &
  Components..................     1,128,197        1.7
Business & Public Services....     1,051,651        1.6
Chemicals.....................     1,540,955        2.4
Data Processing &
  Reproduction................       443,262        0.7
Electrical & Electronics......     4,747,658        7.3
Electronic Components &
  Instruments.................     1,769,992        2.7
Energy Sources................     3,636,554        5.6
Financial Services............     5,140,524        7.9
Food & Household Products.....     2,123,074        3.2
Forest Products & Paper.......       512,334        0.8
Health & Personal Care........     5,645,106        8.6
Industrial Components.........       267,868        0.4
Insurance.....................     3,961,906        6.1
Investment Company............     1,441,592        2.2
Leisure & Tourism.............       621,387        0.9
Machinery & Engineering.......       361,751        0.6
Merchandising.................     2,887,482        4.4
Metals-Nonferrous.............       462,561        0.7
Metals-Steel..................       245,513        0.4
Multi-Industry................       771,495        1.2
Real Estate...................       664,544        1.0
Recreation & Other Consumer
  Goods.......................       350,106        0.5
Telecommunications............     6,328,293        9.7
Transportation-Airlines.......       598,056        0.9
Transportation-Road & Rail....        98,150        0.2
Utilities-Electrical & Gas....     2,208,071        3.4
                                 -----------     ------
                                  65,033,664       99.4
Cash and Other Assets, Less
  Liabilities.................       395,340        0.6
                                 -----------     ------
Net Assets....................   $65,429,004      100.0%
                                 ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $62,810,426)..........   $ 65,033,664
Cash denominated in foreign currencies
  (identified cost $329,977).............        348,354
Cash.....................................        206,090
Receivables:
  Dividends and interest.................        120,253
  Fund shares sold.......................          7,768
Unrealized appreciation on foreign
  currency forward contracts.............         38,595
                                            ------------
        Total assets.....................     65,754,724
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................        120,577
  Adviser................................         32,351
  Custodian..............................         11,547
  Administrator..........................         10,784
Accrued expenses.........................         36,412
Unrealized depreciation on foreign
  currency forward contracts.............        114,049
                                            ------------
        Total liabilities................        325,720
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 65,429,004
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     54,983
Additional paid-in capital...............     63,134,799
Accumulated undistributed net investment
  income.................................        105,850
Accumulated net realized loss on
  investments............................        (17,893)
Net unrealized appreciation on
  investments............................      2,223,238
Net unrealized depreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....        (71,973)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 65,429,004
                                            ============
Shares of capital stock outstanding......      5,498,300
                                            ============
Net asset value per share outstanding....   $      11.90
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    893,504
  Interest...............................        153,856
                                            ------------
        Total income.....................      1,047,360
                                            ------------
Expenses:
  Advisory...............................        407,406
  Administration.........................        135,802
  Professional...........................         42,161
  Custodian..............................         38,080
  Shareholder communication..............         26,105
  Portfolio pricing......................         22,156
  Directors..............................          2,211
  Miscellaneous..........................         12,578
                                            ------------
        Total expenses...................        686,499
                                            ------------
Net investment income....................        360,861
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................      2,533,550
  Option transactions....................        (50,986)
  Foreign currency transactions..........        700,618
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........      3,183,182
                                            ------------
Net change in unrealized appreciation on:
  Security transactions..................    (17,071,597)
  Option transactions....................         50,994
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...        (92,528)
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........    (17,113,131)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................    (13,929,949)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(13,569,088)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $117,983.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000          1999
                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $    360,861   $   421,381
 Net realized gain on investments and foreign currency
   transactions.............................................     3,183,182     3,142,289
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............   (17,113,131)   12,095,402
                                                              ------------   -----------
 Net increase (decrease) in net assets resulting from
   operations...............................................   (13,569,088)   15,659,072
                                                              ------------   -----------
Dividends and distributions to shareholders:
 From net investment income.................................      (464,356)           --
 From net realized gain on investments and foreign currency
   transactions.............................................    (3,655,859)   (1,467,137)
 In excess of net investment income.........................            --      (232,996)
                                                              ------------   -----------
   Total dividends and distributions to shareholders........    (4,120,215)   (1,700,133)
                                                              ------------   -----------
Capital share transactions:
 Net proceeds from sale of shares...........................    34,833,870    26,647,460
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............     4,120,215     1,700,133
                                                              ------------   -----------
                                                                38,954,085    28,347,593
 Cost of shares redeemed....................................   (28,175,088)   (7,973,405)
                                                              ------------   -----------
 Increase in net assets derived from capital share
   transactions.............................................    10,778,997    20,374,188
                                                              ------------   -----------
Net increase (decrease) in net assets.......................    (6,910,306)   34,333,127
NET ASSETS:
Beginning of year...........................................    72,339,310    38,006,183
                                                              ------------   -----------
End of year.................................................  $ 65,429,004   $72,339,310
                                                              ============   ===========
Accumulated undistributed net investment income (excess
 distribution) at end of year...............................  $    105,850   $  (440,287)
                                                              ============   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                   YEAR ENDED DECEMBER 31
                                                                  2000         1999         1998         1997         1996
                                                                ------------------------------------------------------------
Net asset value at beginning of year.......................     $  15.48     $  12.40     $  10.31     $  10.65     $  10.20
                                                                --------     --------     --------     --------     --------
Net investment income......................................         0.07(a)      0.11         0.23         1.06         0.44
Net realized and unrealized gain (loss) on investments.....        (2.97)        3.46         2.20         0.27         0.06
Net realized and unrealized gain (loss) on foreign currency
 transactions..............................................         0.12        (0.12)       (0.05)       (0.78)        0.56
                                                                --------     --------     --------     --------     --------
Total from investment operations...........................        (2.78)        3.45         2.38         0.55         1.06
                                                                --------     --------     --------     --------     --------
Less dividends and distributions:
 From net investment income................................        (0.09)          --        (0.23)       (0.89)       (0.60)
 From net realized gain on investments and foreign currency
   transactions............................................        (0.71)       (0.32)          --           --        (0.01)
 In excess of net investment income........................           --        (0.05)       (0.06)          --           --
                                                                --------     --------     --------     --------     --------
Total dividends and distributions..........................        (0.80)       (0.37)       (0.29)       (0.89)       (0.61)
                                                                --------     --------     --------     --------     --------
Net asset value at end of year.............................     $  11.90     $  15.48     $  12.40     $  10.31     $  10.65
                                                                ========     ========     ========     ========     ========
Total investment return....................................       (18.06%)      28.06%       23.11%        5.17%       10.54%
Ratios (to average net assets)/Supplemental Data:
 Net investment income.....................................         0.53%        0.78%        1.13%        1.25%        1.01%
 Net expenses..............................................         1.01%        1.07%        0.97%        0.97%        0.97%
 Expenses (before reimbursement)...........................         1.01%        1.07%        1.17%        1.25%        1.51%
Portfolio turnover rate....................................           28%          37%          57%          61%          16%
Net assets at end of year (in 000's).......................     $ 65,429     $ 72,339     $ 38,006     $ 30,272     $ 34,509

------------
 (a) Per share data based on average shares outstanding during the period.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

LONG-TERM BONDS (35.6%)+
ASSET-BACKED SECURITIES (2.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AIR FREIGHT (0.0%)(b)
Atlas Air, Inc.
 Pass-Through Certificates Series
 1999-1 Class C
 8.77%, due 1/2/11...............  $   121,984   $    125,347
                                                 ------------
AIRLINES (0.1%)
America West Airlines, Inc.
 Pass-Through Certificates Series
 1996-1 Class C
 6.86%, due 7/2/04...............      796,343        788,531
                                                 ------------
AIRPLANE LEASES (0.1%)
AerCo Ltd.
 Series 2A Class A3
 7.17%, due 7/15/23 (c)(f).......    1,100,000      1,100,220
                                                 ------------
AUTO LEASES (0.6%)
AmSouth Auto Trust
 Series 2000-1 Class A3
 6.67%, due 7/15/04..............    2,835,000      2,868,028
Premier Auto Trust
 Series 1999-1 Class A3
 5.69%, due 11/8/02..............    2,342,598      2,336,905
                                                 ------------
                                                    5,204,933
                                                 ------------
AUTOMOBILES (0.3%)
DaimlerChrysler Auto Trust Series
 2000-B Class A3
 7.53%, due 5/10/04 (f)..........    2,580,000      2,645,300
                                                 ------------
CONSUMER SERVICES (0.3%)
Arran One Ltd.
 Series 2000-A Class B
 6.92%, due 3/15/05 (f)(g).......    2,050,000      2,047,950
                                                 ------------
ELECTRIC UTILITIES (0.1%)
ESI Tractebel Acquisition Corp.
 7.99%, due 12/30/11.............      445,000        418,465
                                                 ------------
EQUIPMENT LOANS (0.2%)
Case Equipment Loan Trust Series
 1999-A Class A4
 5.77%, due 8/15/05..............    1,790,000      1,781,694
Newcourt Equipment Trust
 Securities Series 1998-1
 Class A3
 5.24%, due 12/20/02 (f).........      228,550        227,529
                                                 ------------
                                                    2,009,223
                                                 ------------
INDEPENDENT POWER PRODUCER (0.1%)
Tiverton/Rumford Power Associates
 Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........      355,000        357,151
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                   --------------------------
LEISURE TIME (0.2%)
Harley-Davidson Eaglemark
 Motorcycle Trust
 Series 1999-1 Class A2
 5.52%, due 2/15/05..............  $ 1,450,000   $  1,439,502
                                                 ------------
Total Asset-Backed Securities
 (Cost $16,070,900)..............                  16,136,622
                                                 ------------
CORPORATE BONDS (5.8%)

BANKS--MAJOR REGIONAL (0.5%)
U.S. Bancorp
 7.50%, due 6/1/26...............    2,200,000      2,281,378
Wells Fargo Co.
 7.20%, due 5/1/03...............    1,410,000      1,442,698
                                                 ------------
                                                    3,724,076
                                                 ------------
BEVERAGES--ALCOHOLIC (0.1%)
Anheuser-Busch Cos., Inc.
 6.80%, due 1/15/31..............    1,020,000      1,019,317
Canandaigua Brands, Inc.
 8.625%, due 8/1/06..............      135,000        137,363
                                                 ------------
                                                    1,156,680
                                                 ------------
BROADCAST/MEDIA (0.6%)
Time Warner Entertainment Co.
 10.15%, due 5/1/12..............    4,130,000      5,093,859
                                                 ------------
COMMERCIAL SERVICES SPECIALIZED (0.2%)
Flag Limited
 8.25%, due 1/30/08..............      225,000        191,250
Hertz Corp.
 8.25%, due 6/1/05...............      975,000      1,021,498
                                                 ------------
                                                    1,212,748
                                                 ------------
COMPUTER SYSTEMS (0.1%)
Unisys Corp.
 7.875%, due 4/1/08..............       75,000         69,563
 11.75%, due 10/15/04............      330,000        348,150
                                                 ------------
                                                      417,713
                                                 ------------
CONSUMER FINANCE (0.6%)
General Motors Acceptance Corp.
 7.50%, due 7/15/05..............    4,325,000      4,445,927
                                                 ------------
ELECTRIC POWER COMPANIES (0.1%)
AES Eastern Energy Corp.
 9.00%, due 1/2/17...............      430,000        437,370
CMS Energy Corp.
 9.875%, due 10/15/07............      130,000        135,425
Western Resources, Inc.
 6.25%, due 8/15/18..............       80,000         75,170
 6.875%, due 8/1/04..............      215,000        204,724
                                                 ------------
                                                      852,689
                                                 ------------
ENERGY SOURCES (0.0%)(b)
CMS Energy & Atlantic Methanol
 Capital Co.
 10.875%, due 12/15/04 (c).......      140,000        140,000
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
FINANCE (0.7%)
Associates Corp. of North America
 6.10%, due 1/15/05..............  $ 2,070,000   $  2,047,313
General Electric Capital Corp.
 6.875%, due 11/15/10............    3,715,000      3,883,104
                                                 ------------
                                                    5,930,417
                                                 ------------
FOOD (0.0%)(b)
Smithfield Foods Inc.
 7.625%, due 2/15/08.............      140,000        130,725
                                                 ------------
FOOD & HEALTH CARE
DISTRIBUTION (0.0%)(b)
McKesson HBOC, Inc.
 7.65%, due 3/1/27...............      175,000        147,562
                                                 ------------
FOREIGN GOVERNMENTS (0.6%)
United Mexican States
 Series A
 9.875%, due 2/1/10..............    4,305,000      4,628,004
                                                 ------------
HEALTH CARE--HOSPITAL
MANAGEMENT (0.1%)
HCA-The Healthcare Corp.
 8.75%, due 9/1/10...............      300,000        316,789
Tenet Health Care Corp.
 8.00%, due 1/15/05..............      280,000        283,500
                                                 ------------
                                                      600,289
                                                 ------------
HOMEBUILDING (0.0%)(b)
D.R. Horton, Inc.
 8.00%, due 2/1/09...............       50,000         45,000
                                                 ------------
HOTEL (0.1%)
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        139,322
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      300,000        277,985
                                                 ------------
                                                      417,307
                                                 ------------
INSURANCE--MULTI-LINE (0.0%)(b)
Willis Corroon Group PLC
 9.00%, due 2/1/09...............      260,000        231,400
                                                 ------------
LEISURE TIME (0.2%)
Mandalay Resort Group
 9.50%, due 8/1/08...............    1,215,000      1,202,850
                                                 ------------
OIL & GAS--EQUIPMENT
SERVICES (0.0%)(b)
RBF Finance Co.
 11.375%, due 3/15/09............       60,000         69,300
Triton Energy Ltd.
 8.875%, due 10/1/07.............      210,000        212,362
                                                 ------------
                                                      281,662
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                   --------------------------
PAPER & FOREST PRODUCTS (0.0%)(b)
Pope & Talbot Inc.
 8.375%, due 6/1/13..............  $   285,000   $    270,750
                                                 ------------
REAL ESTATE (0.0%)(b)
Crescent Real Estate Equities Co.
 7.50%, due 9/15/07 (f)..........      335,000        293,545
                                                 ------------
REAL ESTATE INVESTMENT TRUST (0.1%)
Felcor Lodging LP
 9.50%, due 9/15/08..............      185,000        183,150
GS Escrow Corp.
 7.00%, due 8/1/03...............      225,000        216,883
 7.125%, due 8/1/05..............       60,000         56,379
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        205,624
                                                 ------------
                                                      662,036
                                                 ------------
RETAIL STORES--GENERAL
MERCHANDISE (0.3%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    2,380,000      2,487,100
                                                 ------------
SHIPPING (0.0%)(b)
Newport News Shipbuilding Inc.
 8.625%, due 12/1/06.............      245,000        246,225
                                                 ------------
TELECOMMUNICATION SERVICES (0.0%)(b)
Price Communications Wireless
 Corp.
 Series B
 9.125%, due 12/15/06............      140,000        141,750
                                                 ------------
TELECOMMUNICATIONS--LONG
DISTANCE (0.7%)
Sprint Capital Corp.
 5.875%, due 5/1/04..............    1,525,000      1,465,921
Telefonica Europe B.V.
 8.25%, due 9/15/30..............    3,620,000      3,661,594
                                                 ------------
                                                    5,127,515
                                                 ------------
TELEPHONE (0.8%)
Bellsouth Capital Funding Corp.
 7.875%, due 2/15/30.............      850,000        879,690
Deutsche Telekom International
 Finance
 8.25%, due 6/15/30..............    5,770,000      5,697,298
                                                 ------------
                                                    6,576,988
                                                 ------------
TOBACCO (0.0%)(b)
Standard Commercial Tobacco Co.
 8.875%, due 8/1/05..............      210,000        168,262
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
TOYS (0.0%)(b)
Hasbro Inc.
 7.95%, due 3/15/03..............  $   150,000   $    135,090
 8.50%, due 3/15/06..............      100,000         81,754
                                                 ------------
                                                      216,844
                                                 ------------
Total Corporate Bonds
 (Cost $46,118,262)..............                  46,849,923
                                                 ------------
MORTGAGE-BACKED SECURITIES (0.5%)

COMMERCIAL MORTGAGE LOANS
(COLLATERIZED
MORTGAGE OBLIGATIONS) (0.5%)
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    2,105,000      2,103,716
Merrill Lynch Mortgage Investors,
 Inc.
 Series 1995-C2 Class A1
 6.861%, due 6/15/21 (f).........      737,340        739,457
Salomon Brothers Mortgage
 Securities VII
 Series 2000-C1 Class A
 7.1212%, due 4/5/01 (c)(f)......      536,784        536,784
Starwood Asset Receivables Trust
 Series 2000-1 Class A
 6.9175%, due 9/25/22 (c)(f).....      719,690        719,906
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $4,010,570)...............                   4,099,863
                                                 ------------
U.S. GOVERNMENT & FEDERAL
AGENCIES (26.5%)

FEDERAL HOME LOAN BANK (0.2%)
 5.125%, due 9/15/03.............    1,825,000      1,802,260
                                                 ------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION (1.7%)
 6.625%, due 8/15/02.............    2,115,000      2,145,371
 7.00%, due 3/15/10..............   10,405,000     11,121,904
                                                 ------------
                                                   13,267,275
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (1.8%)
 5.125%, due 2/13/04 (h).........    9,975,000      9,822,582
 7.125%, due 6/15/10.............    4,530,000      4,892,581
                                                 ------------
                                                   14,715,163
                                                 ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (MORTGAGE
PASS-THROUGH SECURITIES) (6.3%)
 6.50%, due 11/1/15-4/1/29 (e)...   38,782,981     38,604,140
 6.50%, due 1/24/16 TBA (d)......   10,050,000     10,043,769
 7.00%, due 4/1/30...............    1,650,299      1,652,361
                                                 ------------
                                                   50,300,270
                                                 ------------

                                      PRINCIPAL
                                        AMOUNT      VALUE
                                   --------------------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION I
 (MORTGAGE
 PASS-THROUGH SECURITIES) (6.6%)
 6.00%, due 4/15/29..............  $ 4,077,290   $  3,954,971
 6.50%, due 7/15/28-5/15/29......   33,510,765     33,124,768
 6.50%, due 1/23/31 TBA (d)......    2,540,000      2,510,638
 7.50%, due 12/15/23-12/15/28
   (h)...........................   13,409,639     13,643,715
                                                 ------------
                                                   53,234,092
                                                 ------------
UNITED STATES TREASURY BONDS (4.7%)
 6.00%, due 2/15/26..............      180,000        189,675
 6.25%, due 8/15/23-5/15/30
   (h)...........................   10,505,000     11,651,962
 11.25%, due 2/15/15 (h).........    8,045,000     12,572,163
 11.625%, due 11/15/02 (h).......    6,150,000      6,833,204
 12.00%, due 8/15/13.............    4,815,000      6,802,680
                                                 ------------
                                                   38,049,684
                                                 ------------
UNITED STATES TREASURY NOTES (5.2%)
 5.25%, due 8/15/03 (h)..........   12,150,000     12,187,908
 5.75%, due 8/15/10 (h)..........   13,525,000     14,173,794
 5.875%, due 11/15/05 (h)........   13,115,000     13,565,763
 6.25%, due 2/15/03..............    2,050,000      2,093,235
                                                 ------------
                                                   42,020,700
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $208,352,400).............                 213,389,444
                                                 ------------
YANKEE BONDS (0.8%)

BROADCAST/MEDIA (0.0%)(b)
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      140,000        138,600
                                                 ------------
CABLE TV (0.0%)(b)
British Sky Broadcasting
 6.875%, due 2/23/09.............      210,000        184,489
Rogers Cablesystem, Ltd.
 10.125%, due 9/1/12.............       90,000         94,613
                                                 ------------
                                                      279,102
                                                 ------------
METALS--MINING (0.0%)(b)
Great Central Mines, Ltd.
 8.875%, due 4/1/08..............      415,000        327,850
                                                 ------------
MISCELLANEOUS (0.1%)
AES Corp.
 8.75%, due 12/15/02.............      490,000        491,838
                                                 ------------
OIL & GAS (0.0%)(b)
Husky Oil, Ltd.
 8.90%, due 8/15/28 (f)..........       30,000         30,141
                                                 ------------
OIL & GAS EQUIPMENT SERVICES (0.4%)
Petroleum Geo-Services
 7.1863%, due 3/20/02 (f)........    2,800,000      2,793,840
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

YANKEE BONDS (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
TELECOMMUNICATION SERVICES (0.3%)
British Telecommunications Corp.
 PLC
 6.6238%, due 2/27/01 (f)(g).....  $ 2,475,000   $  2,475,000
                                                 ------------
TRANSPORTATION--SHIPPING (0.0%)(b)
Sea Containers Ltd.
 7.875%, due 2/15/08.............      180,000        117,900
 10.75%, due 10/15/06............      280,000        202,300
                                                 ------------
                                                      320,200
                                                 ------------
Total Yankee Bonds
 (Cost $6,987,697)...............                   6,856,571
                                                 ------------
Total Long-Term Bonds
 (Cost $281,539,829).............                 287,332,423
                                                 ------------
 COMMON STOCKS (61.2%)
                                     SHARES
                                   -----------
BANKS--MAJOR REGIONAL (0.4%)
Mellon Financial Corp. ..........       60,000      2,951,250
                                                 ------------
BIOTECHNOLOGY (1.0%)
Genentech, Inc. (a)..............      100,000      8,150,000
                                                 ------------
BROADCAST/MEDIA (0.8%)
Clear Channel Communications,
 Inc. (a)........................      125,960      6,101,188
                                                 ------------
COMMUNICATIONS--EQUIPMENT
MANUFACTURERS (5.5%)
Cisco Systems, Inc. (a)..........      364,000     13,923,000
Corning, Inc. (h)................      267,000     14,100,938
Nokia Corp. .....................      105,200      4,576,200
Nortel Networks Corp. ...........       88,800      2,847,150
Tellabs, Inc (a).................      154,300      8,717,950
                                                 ------------
                                                   44,165,238
                                                 ------------
COMPUTER SOFTWARE & SERVICES (2.7%)
Microsoft Corp. (a)..............      190,300      8,278,050
Oracle Corp. (a).................      475,220     13,811,081
                                                 ------------
                                                   22,089,131
                                                 ------------
COMPUTER SYSTEMS (3.6%)
EMC Corp. (a)....................      261,800     17,409,700
Sun Microsystems, Inc. (a).......      421,400     11,746,525
                                                 ------------
                                                   29,156,225
                                                 ------------
ELECTRICAL EQUIPMENT (1.9%)
General Electric Co. ............      316,200     15,157,838
                                                 ------------
ELECTRONICS--COMPONENTS (0.2%)
Cypress Semiconductor Corp.
 (a).............................       89,800      1,767,938
                                                 ------------

                                        SHARES      VALUE
                                   --------------------------
ELECTRONICS--SEMICONDUCTORS (3.6%)
Analog Devices, Inc. (a).........       96,900   $  4,960,069
Applied Materials Inc. (a).......       71,600      2,734,225
Intel Corp. .....................      289,100      8,745,275
Motorola, Inc. ..................      319,200      6,463,800
Texas Instruments, Inc. .........      131,600      6,234,550
                                                 ------------
                                                   29,137,919
                                                 ------------
ENTERTAINMENT (2.1%)
Time Warner Inc. ................      123,500      6,451,640
Viacom Inc. Class B (a)..........      146,951      6,869,959
Walt Disney Co. (The)............      118,800      3,437,775
                                                 ------------
                                                   16,759,374
                                                 ------------
FINANCIAL--MISCELLANEOUS (2.8%)
Citigroup Inc. ..................      319,633     16,321,260
MBNA Corp. ......................      175,800      6,493,612
                                                 ------------
                                                   22,814,872
                                                 ------------
HEALTH CARE--DIVERSIFIED (2.9%)
Allergan, Inc. ..................       83,800      8,112,887
Bristol-Myers Squibb Co. ........      207,200     15,319,850
                                                 ------------
                                                   23,432,737
                                                 ------------
HEALTH CARE--DRUGS (4.7%)
Andrx Group (a)..................       31,500      1,823,062
Applera Corp.--Applied
 Biosystems......................       44,000      4,138,750
Ivax Corp. (a)...................      125,700      4,814,310
Merck & Co., Inc.................      159,200     14,905,100
Schering-Plough Corp. ...........      216,300     12,275,025
                                                 ------------
                                                   37,956,247
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (4.2%)
Baxter International Inc. .......      111,800      9,873,338
Guidant Corp.(a).................      173,800      9,374,337
Medtronic, Inc. .................      243,200     14,683,200
                                                 ------------
                                                   33,930,875
                                                 ------------
HEALTH CARE--MISCELLANEOUS (1.5%)
Amgen Inc. (a)...................      151,300      9,673,744
Medimmune, Inc. (a)..............       54,000      2,575,125
                                                 ------------
                                                   12,248,869
                                                 ------------
HOUSEHOLD PRODUCTS (1.8%)
Colgate-Palmolive Co. ...........      188,900     12,193,495
Kimberly-Clark Corp. ............       36,500      2,580,185
                                                 ------------
                                                   14,773,680
                                                 ------------
INSURANCE BROKERS (0.9%)
Marsh & McLennan Cos., Inc. .....       59,700      6,984,900
                                                 ------------
INSURANCE--MULTI-LINE (1.7%)
American International Group,
 Inc. ...........................      139,542     13,753,608
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.9%)
Goldman Sachs Group Inc. ........       68,300      7,303,831
                                                 ------------
LEISURE TIME (1.9%)
Harley-Davidson, Inc. ...........      377,700     15,013,575
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

COMMON STOCKS (CONTINUED)
                                       SHARES       VALUE
                                   --------------------------
MANUFACTURING--DIVERSIFIED (2.5%)
Tyco International Ltd. .........      359,300   $ 19,941,150
                                                 ------------
MISCELLANEOUS (2.8%)
AES Corp. (a)....................      336,200     18,617,075
Calpine Corp. (a)................       80,000      3,605,000
                                                 ------------
                                                   22,222,075
                                                 ------------
NATURAL GAS DISTRIBUTORS &
PIPELINES (2.2%)
El Paso Energy Corporation.......       75,100      5,379,037
Enron Corp. .....................      149,500     12,427,188
                                                 ------------
                                                   17,806,225
                                                 ------------
PERSONAL LOANS (2.1%)
Household International, Inc. ...      136,100      7,485,500
Providian Financial Corp. .......      157,900      9,079,250
                                                 ------------
                                                   16,564,750
                                                 ------------
RETAIL STORES--DEPARTMENT (2.1%)
Kohl's Corp. (a).................      279,700     17,061,700
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.7%)
Safeway Inc. (a).................       90,200      5,637,500
                                                 ------------
RETAIL STORES--SPECIALTY (2.9%)
Bed Bath & Beyond, Inc. (a)......      347,600      7,777,550
CVS Corp. .......................      136,400      8,175,475
Home Depot, Inc. (The)...........      112,800      5,153,550
Staples, Inc. (a)................      219,250      2,589,891
                                                 ------------
                                                   23,696,466
                                                 ------------
SPECIALIZED SERVICES (0.8%)
Omnicom Group, Inc. .............       78,700      6,522,263
                                                 ------------
Total Common Stocks
 (Cost $339,092,297).............                 493,101,424
                                                 ------------
PREFERRED STOCKS (0.1%)

ENTERTAINMENT (0.0%)(b)
Time Warner Capital
 8.875%, 12/31/25................        7,700        192,500
                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
Paperboard Industries
 International, Inc.
 5.00%, Series A (c)(i)(j).......       15,000        230,006
                                                 ------------
Total Preferred Stocks
 (Cost $448,227).................                     422,506
                                                 ------------
SHORT-TERM
INVESTMENTS (4.6%)
                                     PRINCIPAL
                                        AMOUNT       VALUE
                                   ---------------------------
COMMERCIAL PAPER (3.5%)
American Express Credit Corp.
 6.50%, due 1/17/01..............  $   600,000   $    598,263
General Electric Capital Corp.
 6.50%, due 1/24/01..............      600,000        597,503
Morgan Stanley Dean Witter & Co.
 6.70%, due 1/3/01...............   11,725,000     11,720,632
UBS Finance (De) LLC
 6.50%, due 1/2/01...............   15,595,000     15,592,183
                                                 ------------
Total Commercial Paper
 (Cost $28,508,581)..............                  28,508,581
                                                 ------------
                                      SHARES
                                   -----------
INVESTMENT COMPANY (1.1%)
Merrill Lynch Premier
 Institutional
 Fund............................    8,969,663      8,969,663
                                                 ------------
Total Investment Company
 (Cost $8,969,663)...............                   8,969,663
                                                 ------------
Total Short-Term Investments
 (Cost $37,478,244)..............                  37,478,244
                                                 ------------
Total Investments
 (Cost $658,558,597) (k).........        101.5%   818,334,597(l)
Liabilities in Excess of
 Cash and Other Assets...........         (1.5)   (12,472,281)
                                    ----------   ------------
Net Assets.......................        100.0%  $805,862,316
                                    ==========   ============

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e) Segregated or partially segregated as collateral for TBA.
(f) Floating rate. Rate shown is the rate in effect at December 31, 2000.
(g) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(h) Represent securities out on loan or a portion which is out on loan. (See
    Note 2J).
(i) Restricted security. (See Note 2I).
(j) Canadian security.
(k) The cost for federal income tax purposes is $658,607,013.
(l) At December 31, 2000 net unrealized appreciation was $159,727,584, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $190,208,565 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $30,480,981.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $658,558,597).........   $818,334,597
Collateral held for securities loaned, at
  value (Note 2J)........................     56,619,480
Cash.....................................          6,341
Receivables:
  Dividends and interest.................      3,937,300
  Fund shares sold.......................        576,517
                                            ------------
        Total assets.....................    879,474,235
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     56,619,480
Payables:
  Investment securities purchased........     16,147,340
  Fund shares redeemed...................        314,317
  Adviser................................        217,637
  Administrator..........................        136,023
  Custodian..............................         41,607
  Directors..............................            316
Accrued expenses.........................        135,199
                                            ------------
        Total liabilities................     73,611,919
                                            ------------
Net assets applicable to outstanding
  shares.................................   $805,862,316
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    419,552
Additional paid-in capital...............    644,555,428
Accumulated undistributed net investment
  income.................................        108,897
Accumulated undistributed net realized
  gain on investments....................      1,002,439
Net unrealized appreciation on
  investments............................    159,776,000
                                            ------------
Net assets applicable to outstanding
  shares.................................   $805,862,316
                                            ============
Shares of capital stock outstanding......     41,955,195
                                            ============
Net asset value per share outstanding....   $      19.21
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $ 19,513,505
  Dividends (a)..........................      2,442,737
                                            ------------
        Total income.....................     21,956,242
                                            ------------
Expenses:
  Advisory...............................      2,667,782
  Administration.........................      1,667,363
  Shareholder communication..............        306,262
  Custodian..............................         88,741
  Professional...........................         78,051
  Directors..............................         26,591
  Portfolio pricing......................         12,884
  Miscellaneous..........................         38,460
                                            ------------
        Total expenses...................      4,886,134
                                            ------------
Net investment income....................     17,070,108
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.........     30,207,227
Net change in unrealized appreciation on
  investments............................    (84,104,421)
                                            ------------
Net realized and unrealized loss on
  investments............................    (53,897,194)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(36,827,086)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $6,764.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 17,070,108   $ 13,431,612
  Net realized gain on investments..........................    30,207,227     60,286,739
  Net change in unrealized appreciation on investments......   (84,104,421)    44,347,068
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (36,827,086)   118,065,419
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (17,055,598)   (13,520,480)
  From net realized gain on investments.....................   (68,104,599)   (22,287,175)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (85,160,197)   (35,807,655)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    69,881,512     93,597,950
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    85,160,197     35,807,655
                                                              ------------   ------------
                                                               155,041,709    129,405,605
  Cost of shares redeemed...................................   (48,723,259)   (34,493,505)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   106,318,450     94,912,100
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (15,668,833)   177,169,864
NET ASSETS:
Beginning of year...........................................   821,531,149    644,361,285
                                                              ------------   ------------
End of year.................................................  $805,862,316   $821,531,149
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $    108,897   $     65,522
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                        YEAR ENDED DECEMBER 31
                                                  2000              1999           1998           1997           1996
                                              ---------------------------------------------------------------------------
Net asset value at beginning of year........  $      22.36      $      19.99   $      16.47   $      14.56   $      13.26
                                              ------------      ------------   ------------   ------------   ------------
Net investment income.......................          0.43              0.39           0.38           0.37           0.30
Net realized and unrealized gain (loss) on
  investments...............................         (1.36)             3.00           4.07           2.21           1.30
                                              ------------      ------------   ------------   ------------   ------------
Total from investment operations............         (0.93)             3.39           4.45           2.58           1.60
                                              ------------      ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income................         (0.43)            (0.39)         (0.38)         (0.36)         (0.30)
  From net realized gain on investments.....         (1.79)            (0.63)         (0.55)         (0.31)            --
                                              ------------      ------------   ------------   ------------   ------------
Total dividends and distributions...........         (2.22)            (1.02)         (0.93)         (0.67)         (0.30)
                                              ------------      ------------   ------------   ------------   ------------
Net asset value at end of year..............  $      19.21      $      22.36   $      19.99   $      16.47   $      14.56
                                              ============      ============   ============   ============   ============
Total investment return.....................         (4.36%)           17.02%         27.13%         17.79%         12.08%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................          2.05%             1.88%          2.20%          2.46%          2.52%
  Net expenses..............................          0.59%             0.58%          0.60%          0.60%          0.69%
  Expenses (before reimbursement)...........          0.59%             0.58%          0.60%          0.60%          0.71%
Portfolio turnover rate.....................           120%              133%           158%           125%           175%
Net assets at end of year (in 000's)........  $    805,862      $    821,531   $    644,361   $    446,624   $    332,897

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

COMMON STOCKS (91.5%)+
                                      SHARES        VALUE
                                    -------------------------
AEROSPACE/DEFENSE (1.7%)
General Dynamics Corp. ...........      31,700   $  2,472,600
Raytheon Co. Class B..............     110,200      3,423,087
                                                 ------------
                                                    5,895,687
                                                 ------------
ALUMINUM (1.7%)
Alcoa Inc. .......................     172,828      5,789,738
                                                 ------------
BANKS (9.1%)
Chase Manhattan Corp. (The).......     176,450      8,017,447
FleetBoston Financial Corp. ......     227,730      8,554,108
Morgan (J.P.) & Co. Inc. .........      21,600      3,574,800
PNC Financial Services Group, Inc.
 (The)............................      51,100      3,733,494
Washington Mutual, Inc. ..........     131,200      6,961,800
                                                 ------------
                                                   30,841,649
                                                 ------------
CHEMICALS (1.6%)
Air Products and Chemicals,
 Inc. ............................     119,400      4,895,400
PolyOne Corp. ....................      99,200        582,800
                                                 ------------
                                                    5,478,200
                                                 ------------
COMPUTER SOFTWARE & SERVICES (1.4%)
Electronic Data Systems Corp. ....      81,500      4,706,625
                                                 ------------
COMPUTER SYSTEMS (4.0%)
Apple Computer, Inc. (a)..........     221,100      3,288,863
International Business Machines
 Corp. ...........................      58,700      4,989,500
Unisys Corp. (a)..................     366,700      5,362,987
                                                 ------------
                                                   13,641,350
                                                 ------------
CONGLOMERATES (0.9%)
Textron, Inc. ....................      64,800      3,013,200
                                                 ------------
CONSUMER PRODUCTS (1.0%)
Energizer Holdings, Inc. (a)......     158,966      3,397,898
                                                 ------------
CONTAINERS (1.1%)
Temple-Inland Inc. ...............      71,000      3,807,375
                                                 ------------
ELECTRIC POWER COMPANIES (3.6%)
DTE Energy Co. ...................      98,200      3,823,662
Edison International..............     164,900      2,576,563
Niagara Mohawk Holdings Inc.
 (a)..............................     347,700      5,802,244
                                                 ------------
                                                   12,202,469
                                                 ------------
ELECTRONICS-SEMICONDUCTORS (1.9%)
Motorola, Inc. ...................     315,100      6,380,775
                                                 ------------
FINANCE (7.8%)
American General Corp. ...........     107,300      8,744,950
Citigroup Inc. ...................     226,697     11,575,716
Morgan Stanley Dean Witter &
 Co. .............................      74,800      5,927,900
                                                 ------------
                                                   26,248,566
                                                 ------------

                                       SHARES       VALUE
                                    -------------------------
FOOD (5.6%)
ConAgra, Inc. ....................     262,900   $  6,835,400
Heinz (H.J.) Co. .................     138,400      6,565,350
Ralston-Ralston Purina Group......     207,600      5,423,550
                                                 ------------
                                                   18,824,300
                                                 ------------
HEALTH CARE -- MEDICAL PRODUCTS (0.8%)
Becton, Dickinson & Co. ..........      74,600      2,583,025
                                                 ------------
HEALTH CARE -- MISCELLANEOUS (1.5%)
Tenet Healthcare Corp. (a)........     115,600      5,136,975
                                                 ------------
HOTEL/MOTEL (1.0%)
Harrah's Entertainment, Inc.
 (a)..............................     127,400      3,360,175
                                                 ------------
HOUSEHOLD PRODUCTS (4.7%)
Clorox Co. (The)..................      87,400      3,102,700
Kimberly-Clark Corp. .............     111,100      7,853,659
Procter & Gamble Co. (The)........      62,000      4,863,125
                                                 ------------
                                                   15,819,484
                                                 ------------
INSURANCE (4.6%)
Allstate Corp. (The)..............     140,500      6,120,531
Lincoln National Corp. ...........      97,700      4,622,431
MGIC Investment Corp. ............      71,700      4,835,269
                                                 ------------
                                                   15,578,231
                                                 ------------
INVESTMENT BANK/BROKERAGE (1.1%)
Goldman Sachs Group, Inc. (The)...      36,600      3,913,913
                                                 ------------
MACHINERY (1.6%)
Ingersoll-Rand Co. ...............     133,800      5,602,875
                                                 ------------
MANUFACTURING (4.5%)
American Standard Cos. Inc. (a)...     239,200     11,795,550
Honeywell International Inc. .....      70,950      3,356,822
                                                 ------------
                                                   15,152,372
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (2.5%)
Coastal Corp. (The)...............      94,600      8,354,362
                                                 ------------
OFFICE EQUIPMENT & SUPPLIES (1.0%)
Pitney Bowes Inc. ................     104,100      3,448,312
                                                 ------------
OIL & GAS SERVICES (3.6%)
Burlington Resources Inc. ........      90,600      4,575,300
Unocal Corp. .....................     135,900      5,257,631
Valero Energy Corp. ..............      66,700      2,480,406
                                                 ------------
                                                   12,313,337
                                                 ------------
OIL-INTEGRATED DOMESTIC (4.1%)
Sunoco, Inc. .....................     187,700      6,323,144
Tosco Corp. ......................     217,500      7,381,406
                                                 ------------
                                                   13,704,550
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

COMMON STOCKS (CONTINUED)
                                       SHARES       VALUE
                                    -------------------------
OIL-INTEGRATED INTERNATIONAL (3.3%)
Chevron Corp. ....................      71,100   $  6,003,506
Texaco Inc. ......................      82,300      5,112,888
                                                 ------------
                                                   11,116,394
                                                 ------------
PAPER & FOREST PRODUCTS (2.1%)
International Paper Co. ..........     171,700      7,007,506
                                                 ------------
RESTAURANTS (2.5%)
McDonald's Corp. .................     254,500      8,653,000
                                                 ------------
RETAIL (3.4%)
Federated Department Stores, Inc.
 (a)..............................      94,500      3,307,500
Office Depot, Inc. (a)............     480,100      3,420,713
Sears, Roebuck & Co. .............     137,200      4,767,700
                                                 ------------
                                                   11,495,913
                                                 ------------
TELECOMMUNICATIONS (0.8%)
AT&T Corp. .......................     169,200      2,929,275
                                                 ------------
TELEPHONE (7.0%)
CenturyTel, Inc. .................     131,900      4,715,425
SBC Communications Inc. ..........     186,100      8,886,275
Verizon Communications Inc. ......     199,500      9,999,938
                                                 ------------
                                                   23,601,638
                                                 ------------
Total Common Stocks
 (Cost $276,786,773)..............                309,999,169
                                                 ------------
SHORT-TERM
INVESTMENTS (9.5%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (7.0%)
General Electric Capital Corp.
 6.50%, due 1/24/01...............  $4,000,000      3,983,356
Goldman Sachs Group, Inc. (The)
 6.55%, due 1/9/01-1/10/01........   9,970,000      9,954,553
Morgan Stanley Dean Witter & Co.
 6.70%, due 1/3/01................   5,000,000      4,998,137
UBS Finance Delaware LLC 6.50%,
 due 1/2/01.......................   4,730,000      4,729,146
                                                 ------------
Total Commercial Paper
 (Cost $23,665,192)...............                 23,665,192
                                                 ------------

                                        SHARES      VALUE
                                    -------------------------
INVESTMENT COMPANY (2.5%)
Merrill Lynch Premier
 Institutional Fund...............   8,372,181   $  8,372,181
                                                 ------------
Total Investment Company
 (Cost $8,372,181)................                  8,372,181
                                                 ------------
Total Short-Term Investments
 (Cost $32,037,373)...............                 32,037,373
                                                 ------------
Total Investments
 (Cost $308,824,146) (b)..........       101.0%   342,036,542(c)
Liabilities in Excess of
 Cash and Other Assets............        (1.0)    (3,440,108)
                                     ---------   ------------
Net Assets........................       100.0%  $338,596,434
                                     =========   ============

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $310,652,163.
(c) At December 31, 2000 net unrealized appreciation was $31,384,379, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $47,772,454 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,388,075.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $308,824,146).........   $342,036,542
Cash.....................................          4,170
Receivables:
  Dividends..............................        470,797
  Fund shares sold.......................        235,649
                                            ------------
        Total assets.....................    342,747,158
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      3,914,825
  Administrator..........................         97,971
  Adviser................................         54,428
  Shareholder communication..............         44,303
  Custodian..............................         16,481
  Fund shares redeemed...................            804
  Directors..............................            110
Accrued expenses.........................         21,802
                                            ------------
        Total liabilities................      4,150,724
                                            ------------
Net assets applicable to outstanding
  shares.................................   $338,596,434
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    208,873
Additional paid-in capital...............    306,367,208
Accumulated net realized loss on
  investments............................     (1,192,043)
Net unrealized appreciation on
  investments............................     33,212,396
                                            ------------
Net assets applicable to outstanding
  shares.................................   $338,596,434
                                            ============
Shares of capital stock outstanding......     20,887,287
                                            ============
Net asset value per share outstanding....   $      16.21
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends..............................   $  5,356,804
  Interest...............................        595,501
                                            ------------
        Total income.....................      5,952,305
                                            ------------
Expenses:
  Advisory...............................      1,087,296
  Administration.........................        604,053
  Shareholder communication..............        124,691
  Professional...........................         46,573
  Custodian..............................         33,032
  Directors..............................          9,506
  Miscellaneous..........................         25,138
                                            ------------
        Total expenses...................      1,930,289
                                            ------------
Net investment income....................      4,022,016
                                            ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized gain from:
  Security transactions..................     17,124,862
  Foreign currency forward contract
    transactions.........................        207,770
                                            ------------
Net realized gain on investments and
  foreign currency forward contract
  transactions...........................     17,332,632
                                            ------------
Net change in unrealized appreciation on
  investments:
  Security transactions..................     14,330,112
  Foreign currency forward contract
    transactions.........................         41,023
                                            ------------
Net unrealized gain on investments and
  foreign currency forward contract
  transactions...........................     14,371,135
                                            ------------
Net realized and unrealized gain on
  investments and foreign currency
  forward contract transactions..........     31,703,767
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 35,725,783
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  4,022,016   $  4,329,033
  Net realized gain (loss) on investments and foreign
    currency forward contract transactions..................    17,332,632     (7,352,043)
  Net change in unrealized appreciation on investments and
    foreign currency forward contract transactions..........    14,371,135     28,938,860
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    35,725,783     25,915,850
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (4,233,288)    (4,091,047)
  From net realized gain on investments.....................   (10,127,278)            --
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (14,360,566)    (4,091,047)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    22,621,277     29,009,373
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    14,360,566      4,091,047
                                                              ------------   ------------
                                                                36,981,843     33,100,420
  Cost of shares redeemed...................................   (51,223,679)   (43,195,183)
                                                              ------------   ------------
  Decrease in net assets derived from capital share
    transactions............................................   (14,241,836)   (10,094,763)
                                                              ------------   ------------
Net increase in net assets..................................     7,123,381     11,730,040
NET ASSETS:
Beginning of year...........................................   331,473,053    319,743,013
                                                              ------------   ------------
End of year.................................................  $338,596,434   $331,473,053
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $         --   $      2,787
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                        YEAR ENDED DECEMBER 31
                                                   2000            1999           1998           1997           1996
                                               -------------------------------------------------------------------------
Net asset value at beginning of year.........  $      15.00    $      13.96   $      16.09   $      13.90   $      11.58
                                               ------------    ------------   ------------   ------------   ------------
Net investment income........................          0.20            0.20           0.24           0.21           0.17
Net realized and unrealized gain (loss) on
  investments................................          1.73            1.03          (0.90)          2.94           2.52
                                               ------------    ------------   ------------   ------------   ------------
Total from investment operations.............          1.93            1.23          (0.66)          3.15           2.69
                                               ------------    ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income.................        (0.21)           (0.19)         (0.24)         (0.21)         (0.17)
  From net realized gain on investments......        (0.51)              --          (1.23)         (0.75)         (0.20)
                                               ------------    ------------   ------------   ------------   ------------
Total dividends and distributions............        (0.72)           (0.19)         (1.47)         (0.96)         (0.37)
                                               ------------    ------------   ------------   ------------   ------------
Net asset value at end of year...............  $      16.21    $      15.00   $      13.96   $      16.09   $      13.90
                                               ============    ============   ============   ============   ============
Total investment return......................         12.89%           8.80%         (4.14%)        22.89%         23.22%

Ratios (to average net assets)/ Supplemental Data:
  Net investment income........................             1.33%           1.30%          1.60%          1.78%          2.10%
  Net expenses.................................             0.64%           0.63%          0.65%          0.65%          0.73%
  Expenses (before reimbursement)..............             0.64%           0.63%          0.65%          0.65%          0.79%
Portfolio turnover rate........................               90%             74%            69%            48%            41%
Net assets at end of year (in 000's)...........     $    338,596    $    331,473   $    319,743   $    264,179   $    120,415

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

LONG-TERM BONDS (95.3%)+
CORPORATE BONDS (51.7%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTO LEASES (2.0%)
Ford Motor Credit Co.
 7.60%, due 8/1/05...............  $ 5,000,000   $  5,131,250
                                                 ------------
AUTOMOBILES (1.9%)
DaimlerChrysler North America
 Holding Corp.
 7.20%, due 9/1/09...............    5,000,000      4,818,750
                                                 ------------
BANKS--MAJOR REGIONAL (3.7%)
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      4,631,250
Popular Inc.
 6.20%, due 4/30/01 (a)..........    5,000,000      4,993,750
                                                 ------------
                                                    9,625,000
                                                 ------------
BANKS--MONEY CENTER (3.6%)
Bank of America Corp.
 7.75%, due 7/15/02..............    4,000,000      4,080,000
 7.80%, due 2/15/10..............    5,000,000      5,206,250
                                                 ------------
                                                    9,286,250
                                                 ------------
BEVERAGE--SOFT DRINKS (2.7%)
Pepsi Bottling Group, Inc.
 7.00%, due 3/1/29...............    7,000,000      6,947,500
                                                 ------------
CABLE TV (1.9%)
CSC Holdings Inc.
 7.25%, due 7/15/08..............    5,000,000      4,862,500
                                                 ------------
CHEMICALS (0.8%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      2,020,000
                                                 ------------
ELECTRIC POWER COMPANIES (3.3%)
Commonwealth Edison
 6.95%, due 7/15/18..............    5,000,000      4,675,000
Niagara Mohawk Power Corp.
 7.125%, due 7/1/01 (a)..........    3,780,489      3,789,940
                                                 ------------
                                                    8,464,940
                                                 ------------
FINANCIAL--MISCELLANEOUS (14.5%)
CIT Group Inc.
 7.125%, due 10/15/04............    2,000,000      2,002,500
Finova Capital Corp.
 7.25%, due 11/8/04..............    3,000,000      1,800,000
General Electric Capital Corp.
 7.25%, due 5/3/04...............    8,000,000      8,290,000
General Motors Acceptance Corp.
 5.625%, due 2/15/01 (a).........    6,000,000      5,992,500
Household Finance Corp.
 7.875%, due 3/1/07..............    7,000,000      7,288,750

                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
FINANCIAL--MISCELLANEOUS (Continued)
John Deere Capital Corp.
 5.35%, due 10/23/01 (a).........  $ 5,000,000   $  4,962,500
Norwest Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      6,965,000
                                                 ------------
                                                   37,301,250
                                                 ------------
OIL--INTEGRATED DOMESTIC (2.5%)
Phillips Petroleum Co.
 8.50%, due 5/25/05..............    6,000,000      6,487,500
                                                 ------------
PAPER & FOREST PRODUCTS (1.5%)
Abitibi-Consolidated Inc.
 8.85%, due 8/1/30...............    4,000,000      3,820,000
                                                 ------------
RAILROADS (5.5%)
CSX Corp.
 7.05%, due 5/1/02...............    7,000,000      7,035,000
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    7,000,000      7,210,000
                                                 ------------
                                                   14,245,000
                                                 ------------
RETAIL STORES (2.0%)
Wal-Mart Stores
 6.875%, due 8/10/09.............    5,000,000      5,225,000
                                                 ------------
RETAIL STORES--FOOD (2.1%)
Kroger Co. (The)
 8.05%, due 2/1/10...............    5,000,000      5,375,000
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (2.5%)
British Telecommunications PLC
 8.625%, due 12/15/30............    4,000,000      4,005,000
Sprint Capital Corp.
 6.90%, due 5/1/19...............    3,000,000      2,482,500
                                                 ------------
                                                    6,487,500
                                                 ------------
TELEPHONE (1.2%)
Deutsche Telekom International
 Finance
 8.25%, due 6/15/30..............    3,000,000      2,962,200
                                                 ------------
Total Corporate Bonds
 (Cost $133,585,142).............                 133,059,640
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (43.6%)

FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (2.7%)
 5.91%, due 8/25/03..............    7,000,000      7,053,130
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (MORTGAGE
PASS-THROUGH SECURITIES) (25.8%)
 5.125%, due 2/13/04.............  $12,000,000   $ 11,816,640
 6.00%, due 2/1/14-10/1/28.......   11,971,515     11,660,857
 6.50%, due 11/1/09-6/1/29.......   16,129,677     15,954,209
 7.00%, due 2/1/27-1/1/28........   13,699,356     13,712,096
 7.50%, due 7/1/28...............    3,906,634      3,960,350
 8.00%, due 5/1/25-12/1/29.......    9,142,763      9,354,144
                                                 ------------
                                                   66,458,296
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH
 SECURITY) (0.5%)
 9.00%, due 4/15/26..............    1,321,162      1,371,115
                                                 ------------
UNITED STATES TREASURY
 BONDS (5.1%)
 6.125%, due 8/15/29.............    7,500,000      8,167,950
 7.125%, due 2/15/23.............    4,000,000      4,765,640
                                                 ------------
                                                   12,933,590
                                                 ------------
UNITED STATES TREASURY
 NOTES (9.5%)
 5.75%, due 11/15/05-8/15/10.....   10,000,000     10,402,350
 6.50%, due 8/15/05-2/15/10......   13,000,000     14,039,280
                                                 ------------
                                                   24,441,630
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $110,002,830).............                 112,257,761
                                                 ------------
Total Long-Term Bonds
 (Cost $243,587,972).............                 245,317,401
                                                 ------------

SHORT-TERM
INVESTMENTS (3.1%)

                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
COMMERCIAL PAPER (3.1%)
Associates Corp. of North America
 6.01%, due on demand (b)........  $ 3,110,000   $  3,110,000
UBS Finance (De) L.L.C.
 6.50%, due 1/2/01...............    4,912,000      4,911,113
                                                 ------------
Total Short-Term Investments
 (Cost $8,021,113)...............                   8,021,113
                                                 ------------
Total Investments
 (Cost $251,609,085) (c).........         98.4%   253,338,514(d)
Cash and Other Assets,
 Less Liabilities................          1.6      4,234,044
                                   -----------   ------------
Net Assets.......................        100.0%  $257,572,558
                                   ===========   ============

------------
(a) Long-term security maturing within the subsequent twelve month period.
(b) Adjustable rate. Rate shown is the rate in effect at December 31, 2000.
(c) The cost for federal income tax purposes is $251,613,123.
(d) At December 31, 2000 net unrealized appreciation was $1,725,391, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,983,468 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,258,077.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $251,609,085).........   $253,338,514
Cash.....................................            485
Receivables:
  Interest...............................      4,372,397
  Fund shares sold.......................         41,950
                                            ------------
        Total assets.....................    257,753,346
                                            ------------
LIABILITIES:
Payables:
  Adviser................................         53,900
  Administrator..........................         43,120
  Fund shares redeemed...................         33,972
  Shareholder communication..............         26,014
  Directors..............................             94
Accrued expenses.........................         23,688
                                            ------------
        Total liabilities................        180,788
                                            ------------
Net assets applicable to outstanding
  shares.................................   $257,572,558
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    204,532
Additional paid-in capital...............    264,187,831
Accumulated undistributed net investment
  income.................................         92,583
Accumulated net realized loss on
  investments............................     (8,641,817)
Net unrealized appreciation on
  investments............................      1,729,429
                                            ------------
Net assets applicable to outstanding
  shares.................................   $257,572,558
                                            ============
Shares of capital stock outstanding......     20,453,235
                                            ============
Net asset value per share outstanding....   $      12.59
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $ 17,640,446
                                            ------------
Expenses:
  Advisory...............................        641,579
  Administration.........................        513,263
  Shareholder communication..............         67,136
  Professional...........................         47,995
  Directors..............................          8,419
  Portfolio pricing......................          7,558
  Miscellaneous..........................         16,177
                                            ------------
        Total expenses...................      1,302,127
                                            ------------
Net investment income....................     16,338,319
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments.........     (5,130,567)
Net change in unrealized depreciation on
  investments............................     12,579,168
                                            ------------
Net realized and unrealized gain on
  investments............................      7,448,601
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 23,786,920
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000           1999
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 16,338,319   $ 17,141,455
  Net realized loss on investments..........................    (5,130,567)    (3,386,687)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    12,579,168    (18,241,917)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    23,786,920     (4,487,149)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (16,305,703)   (17,287,214)
  From net realized gain on investments.....................            --        (25,226)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (16,305,703)   (17,312,440)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    14,477,281     59,285,805
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    16,305,703     17,312,440
                                                              ------------   ------------
                                                                30,782,984     76,598,245
  Cost of shares redeemed...................................   (68,052,765)   (44,829,765)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (37,269,781)    31,768,480
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (29,788,564)     9,968,891
NET ASSETS:
Beginning of year...........................................   287,361,122    277,392,231
                                                              ------------   ------------
End of year.................................................  $257,572,558   $287,361,122
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     92,583   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                      YEAR ENDED DECEMBER 31
                                                 2000            1999           1998           1997           1996
                                             -------------------------------------------------------------------------
Net asset value at beginning of year.......  $      12.24    $      13.23   $      13.14   $      12.83   $      13.42
                                             ------------    ------------   ------------   ------------   ------------
Net investment income......................          0.85            0.78           0.74           0.88           0.87
Net realized and unrealized gain (loss) on
  investments..............................          0.35           (0.99)          0.46           0.35          (0.59)
                                             ------------    ------------   ------------   ------------   ------------
Total from investment operations...........          1.20           (0.21)          1.20           1.23           0.28
                                             ------------    ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income...............        (0.85)           (0.78)         (0.74)         (0.88)         (0.87)
  From net realized gain on investments....            --           (0.00)(a)        (0.37)        (0.04)           --
                                             ------------    ------------   ------------   ------------   ------------
Total dividends and distributions..........        (0.85)           (0.78)         (1.11)         (0.92)         (0.87)
                                             ------------    ------------   ------------   ------------   ------------
Net asset value at end of year.............  $      12.59    $      12.24   $      13.23   $      13.14   $      12.83
                                             ============    ============   ============   ============   ============
Total investment return....................          9.82%          (1.53%)         9.12%          9.65%          2.05%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          6.37%           5.86%          5.86%          6.42%          6.31%
  Expenses.................................          0.51%           0.50%          0.52%          0.50%          0.58%
Portfolio turnover rate....................            58%            161%           206%           187%           103%
Net assets at end of year (in 000's).......  $    257,573    $    287,361   $    277,392   $    228,949   $    226,375

------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

COMMON STOCKS (97.9%)+
                                    SHARES          VALUE
                                  ----------------------------
AEROSPACE/DEFENSE (1.6%)
Lockheed Martin Corp. ..........      350,000   $   11,882,500
Northrop Grumman Corp. .........      119,000        9,877,000
                                                --------------
                                                    21,759,500
                                                --------------
AIRLINES (0.5%)
AMR Corp. (a)...................      167,000        6,544,312
                                                --------------
ALUMINUM (0.9%)
Alcoa Inc. .....................      350,000       11,725,000
                                                --------------
BANKS (1.7%)
Bank of New York Co., Inc.
 (The)..........................      238,600       13,167,737
Washington Mutual, Inc. ........      179,500        9,524,719
                                                --------------
                                                    22,692,456
                                                --------------
BEVERAGES--ALCOHOLIC (1.1%)
Anheuser-Busch Cos., Inc. ......      332,000       15,106,000
                                                --------------
BEVERAGES--SOFT DRINKS (1.1%)
Coca-Cola Co. (The).............      250,000       15,234,375
                                                --------------
BIOTECHNOLOGY (0.8%)
Genentech, Inc. (a).............      136,000       11,084,000
                                                --------------
BROADCAST/MEDIA (3.4%)
Cablevision Systems Corp.
Class A                           (a) 186,400       15,832,350
Clear Channel Communications,
Inc.                               (a) 94,543        4,579,427
Comcast Corp.
Special Class
 A (a)..........................      292,500       12,211,875
News Corp Ltd., ADR (b).........      150,000        4,837,500
USA Networks, Inc. (a)..........      394,000        7,658,375
                                                --------------
                                                    45,119,527
                                                --------------
CHEMICALS (0.5%)
Dow Chemical Co. ...............      190,000        6,958,750
                                                --------------
COMMUNICATIONS--EQUIPMENT (10.5%)
ADC Telecommunications, Inc.
 (a)............................      695,000       12,596,875
Andrew Corp. (a)................      440,000        9,570,000
Cisco Systems, Inc. (a).........      349,000       13,349,250
Comverse Technology, Inc. (a)...      131,000       14,229,875
Corning Inc. ...................      172,800        9,126,000
General Motors Corp. Class H
 (a)............................      580,000       13,340,000
JDS Uniphase Corp. (a)..........      117,200        4,885,775
Nokia Corp. ADR (b).............      375,000       16,312,500
Nortel Networks Corp. ..........      380,000       12,183,750
QUALCOMM Inc. (a)...............      245,500       20,177,031
Tellabs, Inc. (a)...............      246,800       13,944,200
                                                --------------
                                                   139,715,256
                                                --------------

                                     SHARES         VALUE
                                  ----------------------------
COMPUTER SOFTWARE &
SERVICES (1.8%)
BEA Systems, Inc. (a)...........       90,000   $    6,058,125
Comdisco, Inc. .................      325,000        3,717,187
SunGard Data Systems Inc. (a)...      299,000       14,090,375
                                                --------------
                                                    23,865,687
                                                --------------
COMPUTER SYSTEMS (2.5%)
EMC Corp. (a)...................      160,000       10,640,000
International Business Machines
 Corp. .........................      144,000       12,240,000
Sun Microsystems, Inc. (a)......      351,000        9,784,125
                                                --------------
                                                    32,664,125
                                                --------------
CONGLOMERATES (0.5%)
Textron Inc. ...................      138,000        6,417,000
                                                --------------
COSMETICS/PERSONAL CARE (1.4%)
Avon Products, Inc. ............      377,000       18,048,875
                                                --------------
ELECTRIC POWER COMPANIES (1.0%)
Duke Energy Corp. ..............      150,000       12,787,500
                                                --------------
ELECTRICAL EQUIPMENT (3.3%)
Emerson Electric Co. ...........      175,000       13,792,188
General Electric Co. ...........      630,000       30,200,625
                                                --------------
                                                    43,992,813
                                                --------------
ELECTRONICS--COMPONENTS (1.6%)
Flextronics International Ltd.
 (a)............................      260,000        7,410,000
SPX Corp. (a)...................      122,700       13,274,606
                                                --------------
                                                    20,684,606
                                                --------------
ELECTRONICS--SEMICONDUCTORS (3.2%)
Advanced Micro Devices, Inc.
 (a)............................      400,000        5,525,000
Intel Corp. ....................      420,000       12,705,000
Motorola, Inc. .................      400,000        8,100,000
Texas Instruments Inc. .........      344,500       16,320,687
                                                --------------
                                                    42,650,687
                                                --------------
ENTERTAINMENT (0.9%)
Viacom Inc. Class B (a).........      260,400       12,173,700
                                                --------------
FINANCE (6.2%)
American Express Co. ...........      244,600       13,437,712
American General Corp. .........       89,000        7,253,500
Citigroup Inc. .................      393,984       20,117,808
Freddie Mac.....................      290,000       19,973,750
USA Education Inc. .............      321,000       21,828,000
                                                --------------
                                                    82,610,770
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                  ----------------------------
FOOD (0.6%)
Archer-Daniels-Midland Co. .....      550,000   $    8,250,000
                                                --------------
FOOD & HEALTH CARE
DISTRIBUTORS (1.6%)
SYSCO Corp. ....................      720,000       21,600,000
                                                --------------
HEALTH CARE--DRUGS (7.1%)
Lilly (Eli) & Co. ..............      131,200       12,209,800
Merck & Co., Inc. ..............      100,000        9,362,500
Pfizer Inc. ....................      594,937       27,367,102
Pharmacia Corp. ................      363,900       22,197,900
Schering-Plough Corp. ..........      311,500       17,677,625
Watson Pharmaceuticals, Inc.
 (a)............................      120,000        6,142,500
                                                --------------
                                                    94,957,427
                                                --------------
HEALTH CARE--MEDICAL
PRODUCTS (4.2%)
Baxter International Inc. ......      180,000       15,896,250
Medtronic, Inc. ................      315,800       19,066,425
Stryker Corp. ..................      184,000        9,308,560
Varian Medical Systems, Inc.
 (a)............................      161,000       10,937,937
                                                --------------
                                                    55,209,172
                                                --------------
HEALTH CARE--MISCELLANEOUS (4.2%)
Amgen Inc. (a)..................      260,000       16,623,750
Bristol-Myers Squibb Co. .......      270,000       19,963,125
Johnson & Johnson...............      180,000       18,911,250
                                                --------------
                                                    55,498,125
                                                --------------
HOTEL/MOTEL (0.9%)
Starwood Hotels & Resorts
 Worldwide, Inc. ...............      325,000       11,456,250
                                                --------------
INDEPENDENT POWER PRODUCER (2.0%)
Calpine Corp. (a)...............      450,000       20,278,125
Southern Energy, Inc. (a).......      252,000        7,134,750
                                                --------------
                                                    27,412,875
                                                --------------
INSURANCE (5.5%)
ACE Ltd. .......................      433,824       18,410,406
American International Group,
 Inc. ..........................      219,425       21,627,077
Lincoln National Corp. .........      113,000        5,346,313
Radian Group Inc. ..............      124,000        9,307,750
St. Paul Cos., Inc. (The).......      351,000       19,063,687
                                                --------------
                                                    73,755,233
                                                --------------
INTERNET SOFTWARE &
SERVICES (0.5%)
Genuity Inc. (a)................    1,363,800        6,904,238
                                                --------------
INVESTMENT BANK/BROKERAGE (0.6%)
Merrill Lynch & Co., Inc. ......      124,500        8,489,344
                                                --------------

                                      SHARES        VALUE
                                  ----------------------------
MANUFACTURING (1.8%)
Illinois Tool Works Inc. .......      108,000   $    6,432,750
Tyco International Ltd. ........      325,000       18,037,500
                                                --------------
                                                    24,470,250
                                                --------------
NATURAL GAS DISTRIBUTORS &
PIPELINES (3.5%)
Coastal Corp. (The).............      228,000       20,135,250
Enron Corp. ....................      190,000       15,793,750
Williams Cos., Inc. (The).......      275,000       10,982,813
                                                --------------
                                                    46,911,813
                                                --------------
OIL & GAS SERVICES (2.3%)
Anadarko Petroleum Corp. .......      213,000       15,140,040
Schlumberger Ltd. ..............      185,000       14,788,438
                                                --------------
                                                    29,928,478
                                                --------------
OIL--INTEGRATED DOMESTIC (1.1%)
Tosco Corp. ....................      450,000       15,271,875
                                                --------------
OIL--INTEGRATED INTERNATIONAL (2.3%)
Chevron Corp. ..................      170,000       14,354,375
Exxon Mobil Corp. ..............      184,821       16,067,876
                                                --------------
                                                    30,422,251
                                                --------------
REAL ESTATE INVESTMENT/
MANAGEMENT (1.3%)
First Industrial Realty Trust,
 Inc. ..........................      350,000       11,900,000
Liberty Property Trust..........      166,500        4,755,656
                                                --------------
                                                    16,655,656
                                                --------------
RETAIL (7.0%)
Costco Wholesale Corp. (a)......      370,000       14,776,875
CVS Corp. ......................      354,000       21,217,875
Kroger Co. (The) (a)............      600,000       16,237,500
Limited, Inc. ..................      600,000       10,237,500
Walgreen Co. ...................      356,000       14,885,250
Wal-Mart Stores, Inc. ..........      300,000       15,937,500
                                                --------------
                                                    93,292,500
                                                --------------
SPECIALIZED SERVICES (2.0%)
Convergys Corp. (a).............      277,500       12,574,219
Fiserv, Inc. (a)................      300,000       14,231,250
                                                --------------
                                                    26,805,469
                                                --------------
TELECOMMUNICATIONS (0.9%)
Allegiance Telecom, Inc. (a)....      300,000        6,679,680
CIENA Corp. (a).................       60,000        4,882,500
                                                --------------
                                                    11,562,180
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                  COMMON STOCKS (CONTINUED)


                                      SHARES              VALUE
                                  ---------------------------------
TELEPHONE (3.1%)
BellSouth Corp. ................      340,000        $   13,918,750
Qwest Communications
 International Inc. (a).........      300,000            12,300,000
SBC Communications Inc. ........      315,000            15,041,250
                                                     --------------
                                                         41,260,000
                                                     --------------
TOYS (0.9%)
Mattel, Inc. ...................      790,000            11,407,600
                                                     --------------
Total Common Stocks
 (Cost $1,019,770,377)..........                      1,303,355,675
                                                     --------------
SHORT-TERM
INVESTMENTS (2.1%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (2.1%)
Associates Corp. of North
 America 6.20%, due on demand
 (c)............................  $ 2,517,000             2,517,000
Quebec (Province of)
 6.46%, due 1/12/01.............    5,000,000             4,989,999
SBC Communications Inc. 6.50%,
 due 1/24/01....................    7,040,000             7,010,616
UBS Finance Delaware LLC 6.50%,
 due 1/2/01.....................   13,950,000            13,947,480
                                                     --------------
Total Short-Term Investments
 (Cost $28,465,095).............                         28,465,095
                                                     --------------
Total Investments
 (Cost $1,048,235,472) (d)......        100.0%        1,331,820,770(e)
Liabilities in Excess of
 Cash and Other Assets..........         (0.0)(f)          (187,222)
                                  -----------        --------------
Net Assets......................        100.0%       $1,331,633,548
                                  ===========        ==============

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  Adjustable rate. Rate shown is the rate in effect at December 31, 2000.
(d)  The cost for federal income tax purposes is $1,047,962,007.
(e) At December 31, 2000 net unrealized appreciation was $283,858,763, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $329,396,215 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $45,537,452.
(f)  Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000


ASSETS:
Investment in securities, at value
  (identified cost $1,048,235,472).....   $1,331,820,770
Receivables:
  Dividends and interest...............        1,168,852
  Fund shares sold.....................          151,502
                                          --------------
        Total assets...................    1,333,141,124
                                          --------------
LIABILITIES:
Payables:
  Fund shares redeemed.................          817,568
  Adviser..............................          275,580
  Administrator........................          220,464
  Shareholder communication............          142,341
  Custodian............................           10,826
  Directors............................              519
Accrued expenses.......................           40,278
                                          --------------
        Total liabilities..............        1,507,576
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,331,633,548
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      548,530
Additional paid-in capital.............    1,047,226,255
Accumulated undistributed net realized
  gain on investments..................          273,465
Net unrealized appreciation on
  investments..........................      283,585,298
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,331,633,548
                                          ==============
Shares of capital stock outstanding....       54,852,995
                                          ==============
Net asset value per share
  outstanding..........................   $        24.28
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   11,036,768
  Interest.............................        3,283,136
                                          --------------
        Total income...................       14,319,904
                                          --------------
Expenses:
  Advisory.............................        3,414,146
  Administration.......................        2,731,317
  Shareholder communication............          420,063
  Professional.........................          103,839
  Directors............................           44,786
  Miscellaneous........................           55,377
                                          --------------
        Total expenses.................        6,769,528
                                          --------------
Net investment income..................        7,550,376
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.......      121,216,298
Net change in unrealized appreciation
  on investments.......................     (175,205,177)
                                          --------------
Net realized and unrealized loss on
  investments..........................      (53,988,879)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $  (46,438,503)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $50,846.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                   2000             1999
                                                              -------------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    7,550,376   $    6,930,558
  Net realized gain on investments..........................     121,216,298      116,289,799
  Net change in unrealized appreciation on investments......    (175,205,177)     175,477,844
                                                              --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations..............................................     (46,438,503)     298,698,201
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................      (7,585,635)      (6,931,381)
  From net realized gain on investments.....................    (121,216,298)    (116,319,036)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......    (128,801,933)    (123,250,417)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     248,878,582      163,123,595
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     128,801,933      123,250,417
                                                              --------------   --------------
                                                                 377,680,515      286,374,012
  Cost of shares redeemed...................................    (183,712,009)    (145,652,758)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     193,968,506      140,721,254
                                                              --------------   --------------
Net increase in net assets..................................      18,728,070      316,169,038
NET ASSETS:
Beginning of year...........................................   1,312,905,478      996,736,440
                                                              --------------   --------------
End of year.................................................  $1,331,633,548   $1,312,905,478
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                      YEAR ENDED DECEMBER 31
                                                 2000            1999           1998           1997           1996
                                             --------------------------------------------------------------------
Net asset value at beginning of year.......  $      27.78    $      23.62   $      20.31   $      18.63   $      17.22
                                             ------------    ------------   ------------   ------------   ------------
Net investment income......................          0.15            0.16           0.19           0.16           0.18
Net realized and unrealized gain (loss) on
  investments..............................         (1.06)           6.89           5.21           4.74           4.06
                                             ------------    ------------   ------------   ------------   ------------
Total from investment operations...........         (0.91)           7.05           5.40           4.90           4.24
                                             ------------    ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income...............         (0.15)          (0.16)         (0.19)         (0.16)         (0.18)
  From net realized gain on investments....         (2.44)          (2.73)         (1.90)         (3.06)         (2.65)
                                             ------------    ------------   ------------   ------------   ------------
Total dividends and distributions..........         (2.59)          (2.89)         (2.09)         (3.22)         (2.83)
                                             ------------    ------------   ------------   ------------   ------------
Net asset value at end of year.............  $      24.28    $      27.78   $      23.62   $      20.31   $      18.63
                                             ============    ============   ============   ============   ============
Total investment return....................         (3.34%)         29.96%         26.59%         26.75%         24.50%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          0.55%           0.63%          0.84%          0.80%          0.98%
  Expenses.................................          0.50%           0.49%          0.51%          0.50%          0.58%
Portfolio turnover rate....................            77%             71%            69%           103%           104%
Net assets at end of year (in 000's).......  $  1,331,634    $  1,312,905   $    996,736   $    759,054   $    564,685

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000


COMMON STOCKS (97.5%)+
                                    SHARES            VALUE
                                  ----------------------------
AEROSPACE/DEFENSE (1.3%)
Boeing Co. (The)................      112,691   $    7,437,606
General Dynamics Corp. .........       25,337        1,976,286
Goodrich (B.F.) Co. (The).......       12,958          471,347
Lockheed Martin Corp. ..........       54,489        1,849,902
Northrop Grumman Corp. .........        8,884          737,372
Raytheon Co. Class B............       43,400        1,348,113
Rockwell International Corp. ...       23,586        1,123,283
United Technologies Corp. ......       59,651        4,690,060
                                                --------------
                                                    19,633,969
                                                --------------
AIRLINES (0.3%)
AMR Corp. (a)...................       19,108          748,795
Delta Air Lines, Inc. ..........       15,793          792,611
Southwest Airlines Co. .........       63,316        2,122,986
US Airways Group, Inc. (a)......        8,537          346,282
                                                --------------
                                                     4,010,674
                                                --------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ............       41,015        1,402,200
Alcoa Inc. .....................      109,633        3,672,706
                                                --------------
                                                     5,074,906
                                                --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .......        9,529          101,246
Delphi Automotive Systems
 Corp. .........................       72,507          815,704
Genuine Parts Co. ..............       22,774          596,394
Goodyear Tire & Rubber Co.
 (The)..........................       20,114          462,421
Visteon Corp. ..................       16,775          192,912
                                                --------------
                                                     2,168,677
                                                --------------
AUTOMOBILES (0.6%)
Ford Motor Co. .................      237,592        5,568,563
General Motors Corp. ...........       71,673        3,650,843
                                                --------------
                                                     9,219,406
                                                --------------
BANKS--MAJOR REGIONAL (4.1%)
AmSouth Bancorp.................       48,041          732,625
Bank of New York Co., Inc.
 (The)..........................       94,143        5,195,517
Bank One Corp. .................      146,377        5,361,058
BB&T Corp. .....................       50,178        1,872,267
Comerica Inc. ..................       20,163        1,197,178
Fifth Third Bancorp.............       58,527        3,496,988
Firstar Corp. ..................      120,436        2,800,137
FleetBoston Financial Corp. ....      114,972        4,318,636
Huntington Bancshares Inc. .....       31,443          508,984
KeyCorp.........................       54,039        1,513,092
Mellon Financial Corp. .........       62,216        3,060,250
National City Corp. ............       77,316        2,222,835
Northern Trust Corp. ...........       28,153        2,296,229
Old Kent Financial Corp. .......       16,695          730,406
PNC Financial Services Group,
 Inc. (The).....................       37,074        2,708,719
Regions Financial Corp. ........       27,921          762,592
SouthTrust Corp. ...............       21,666          881,535
State Street Corp. .............       20,538        2,551,025
Summit Bancorp..................       22,385          854,827

------------
+ Percentages indicated are based on Portfolio net assets.

                                    SHARES            VALUE
                                  ----------------------------
BANKS--MAJOR REGIONAL (Continued)
SunTrust Banks, Inc. ...........       37,980   $    2,392,740
Synovus Financial Corp. ........       35,318          951,379
Union Planters Corp. ...........       17,421          622,801
U.S. Bancorp....................       94,620        2,761,721
Wachovia Corp. .................       25,823        1,500,962
Wells Fargo Co. ................      216,688       12,066,813
                                                --------------
                                                    63,361,316
                                                --------------
BANKS--MONEY CENTER (1.6%)
Bank of America Corp. ..........      206,372        9,467,316
Chase Manhattan Corp. (The).....      165,949        7,540,308
First Union Corp. ..............      124,191        3,454,062
Morgan (J.P.) & Co., Inc. ......       20,275        3,355,512
                                                --------------
                                                    23,817,198
                                                --------------
BANKS--SAVINGS & LOANS (0.4%)
Charter One Financial, Inc. ....       26,774          773,099
Golden West Financial Corp. ....       20,388        1,376,190
Washington Mutual, Inc. ........       68,782        3,649,745
                                                --------------
                                                     5,799,034
                                                --------------
BEVERAGES--ALCOHOLIC (0.4%)
Anheuser-Busch Cos., Inc. ......      114,349        5,202,879
Brown-Forman Corp.
 Class B........................        8,630          573,895
Coors (Adolph) Co.
 Class B........................        4,706          377,951
                                                --------------
                                                     6,154,725
                                                --------------
BEVERAGES--SOFT DRINKS (1.9%)
Coca-Cola Co. (The) (c).........      314,097       19,140,286
Coca-Cola Enterprises Inc. .....       54,156        1,028,964
PepsiCo, Inc. ..................      182,971        9,068,500
                                                --------------
                                                    29,237,750
                                                --------------
BROADCAST/MEDIA (0.6%)
Clear Channel Communications,
 Inc. (a).......................       74,156        3,591,932
Comcast Corp. Special Class A
 (a)............................      114,495        4,780,166
                                                --------------
                                                     8,372,098
                                                --------------
BUILDING MATERIALS (0.2%)
Masco Corp. ....................       56,567        1,453,065
Sherwin-Williams Co. (The)......       21,094          555,036
Vulcan Materials Co. ...........       12,930          619,024
                                                --------------
                                                     2,627,125
                                                --------------
CHEMICALS (0.9%)
Air Products & Chemicals,
 Inc. ..........................       29,530        1,210,730
Dow Chemical Co. (The)..........       85,783        3,141,802
Du Pont (E.I.) De Nemours &
 Co. ...........................      132,246        6,389,135
Eastman Chemical Co. ...........        9,875          481,406
Hercules Inc. ..................       13,161          250,882
Praxair, Inc. ..................       20,343          902,721
Rohm & Haas Co. ................       27,887        1,012,647
Union Carbide Corp. ............       17,152          922,992
                                                --------------
                                                    14,312,315
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)
                                    SHARES            VALUE
                                  ----------------------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ...........       14,441   $      792,450
Engelhard Corp. ................       16,296          332,031
FMC Corp. (a)...................        3,906          280,011
PPG Industries, Inc. ...........       21,356          989,050
                                                --------------
                                                     2,393,542
                                                --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Great Lakes Chemical Corp. .....        6,985          259,755
Sigma-Aldrich Corp. ............        9,822          386,127
                                                --------------
                                                       645,882
                                                --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS
 (5.5%)
ADC Telecommunications, Inc.
 (a)............................       98,359        1,782,757
Andrew Corp. (a)................       10,478          227,897
Avaya Inc. (a)..................       35,493          366,022
Cabletron Systems, Inc. (a).....       23,467          353,472
Cisco Systems, Inc. (a).........      912,525       34,904,081
Comverse Technology, Inc. (a)...       20,875        2,267,547
Corning Inc. ...................      116,580        6,156,881
JDS Uniphase Corp. (a)..........      121,957        5,084,082
Lucent Technologies Inc. .......      423,516        5,717,466
Network Appliance, Inc. (a).....       40,120        2,577,084
Nortel Networks Corp. ..........      392,753       12,592,643
QUALCOMM, Inc. (a)..............       94,503        7,766,965
Scientific-Atlanta, Inc. .......       20,353          662,745
Tellabs, Inc. (a)...............       52,059        2,941,333
                                                --------------
                                                    83,400,975
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.3%)
Adobe Systems Inc. .............       30,504        1,774,952
America Online Inc. (a).........      296,214       10,308,247
Autodesk, Inc. .................        7,658          206,288
Automatic Data Processing,
 Inc. ..........................       80,016        5,066,013
BMC Software, Inc. (a)..........       30,762          430,668
BroadVision, Inc. (a)...........       34,113          402,960
Ceridian Corp. (a)..............       18,661          372,054
Citrix Systems, Inc. (a)........       22,822          513,495
Computer Associates
 International, Inc. ...........       73,655        1,436,273
Computer Sciences Corp. (a).....       21,524        1,294,131
Compuware Corp. (a).............       46,451          290,319
Electronic Data Systems
 Corp. .........................       59,411        3,430,985
Equifax Inc. ...................       18,134          520,219
First Data Corp. ...............       50,118        2,640,592
Intuit Inc. (a).................       25,770        1,016,304
Mercury Interactive Corp. (a)...       10,184          919,106
Microsoft Corp. (a)(c)..........      676,052       29,408,262
Novell, Inc. (a)................       42,456          221,569
Oracle Corp. (a)................      709,748       20,627,051
Parametric Technology Corp.
 (a)............................       35,584          478,160
Paychex, Inc. ..................       47,425        2,306,041
PeopleSoft, Inc. (a)............       35,377        1,315,582
Sabre Holdings Corp. (a)........       16,666          718,721
Sapient Corp. (a)...............       14,976          178,776
Siebel Systems, Inc. (a)........       54,479        3,690,952

                                    SHARES            VALUE
                                  ----------------------------
COMPUTER SOFTWARE & SERVICES (Continued)
VERITAS Software Corp. (a)......       49,478   $    4,329,325
Yahoo! Inc. (a).................       70,072        2,114,205
                                                --------------
                                                    96,011,250
                                                --------------
COMPUTER SYSTEMS (4.6%)
Apple Computer, Inc. (a)........       41,510          617,461
Compaq Computer Corp. ..........      215,291        3,240,130
Dell Computer Corp. (a).........      328,073        5,720,773
EMC Corp. (a)...................      277,371       18,445,171
Gateway Inc. (a)................       40,869          735,233
Hewlett-Packard Co. ............      250,667        7,911,677
International Business Machines
 Corp. .........................      222,451       18,908,335
Lexmark International Group,
 Inc. (a).......................       16,290          721,851
NCR Corp. (a)...................       12,220          600,308
Palm, Inc. (a)..................       71,620        2,027,741
Sun Microsystems, Inc. (a)......      408,312       11,381,697
Unisys Corp. (a)................       39,562          578,594
                                                --------------
                                                    70,888,971
                                                --------------
CONGLOMERATES (0.1%)
Textron Inc. ...................       18,373          854,345
                                                --------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. .....................        3,871          178,308
                                                --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ................        6,941          232,957
Pactiv Corp. (a)................       21,750          269,156
Temple-Inland Inc. .............        6,772          363,149
                                                --------------
                                                       865,262
                                                --------------
COSMETICS/PERSONAL CARE (0.4%)
Alberto-Culver Co. Class B......        7,196          308,079
Avon Products, Inc. ............       30,335        1,452,288
Gillette Co. (The)..............      133,244        4,813,439
International Flavors &
 Fragrances Inc. ...............       13,221          268,552
                                                --------------
                                                     6,842,358
                                                --------------
ELECTRIC POWER COMPANIES (2.2%)
Allegheny Energy, Inc. .........       14,052          677,131
Ameren Corp. ...................       17,556          813,062
American Electric Power Co.,
 Inc. ..........................       41,045        1,908,593
Cinergy Corp. ..................       20,434          717,744
CMS Energy Corp. ...............       15,375          487,195
Consolidated Edison, Inc. ......       27,060        1,041,810
Constellation Energy Group,
 Inc. ..........................       19,302          869,796
Dominion Resources, Inc. .......       30,624        2,051,808
DTE Energy Co. .................       18,386          715,905
Duke Energy Corp. ..............       46,716        3,982,539
Edison International............       42,355          661,797
Entergy Corp. ..................       28,399        1,201,633
Exelon Corp. ...................       40,343        2,832,482
FirstEnergy Corp. ..............       29,155          920,205
FPL Group, Inc. ................       22,386        1,606,196

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

          COMMON STOCKS (CONTINUED)
                                    SHARES            VALUE
                                  ----------------------------
ELECTRIC POWER COMPANIES (Continued)
GPU, Inc. ......................       15,621   $      575,048
Niagara Mohawk Holdings Inc.
 (a)............................       20,477          341,710
PG&E Corp. .....................       49,661          993,220
Pinnacle West Capital Corp. ....       10,793          514,017
PPL Corp. ......................       18,397          831,314
Progress Energy, Inc. ..........       26,133        1,285,417
Public Service Enterprise Group
 Inc. ..........................       27,359        1,330,331
Reliant Energy, Inc. ...........       38,028        1,647,088
Southern Co. (The)..............       85,686        2,849,059
TXU Corp. ......................       32,693        1,448,709
Xcel Energy Inc. ...............       43,202        1,255,558
                                                --------------
                                                    33,559,367
                                                --------------
ELECTRICAL EQUIPMENT (4.7%)
American Power Conversion Corp.
 (a)............................       24,744          306,207
Cooper Industries, Inc. ........       11,975          550,102
Emerson Electric Co. ...........       54,424        4,289,292
General Electric Co. (c)........    1,256,019       60,210,411
Grainger (W.W.), Inc. ..........       11,888          433,912
Molex Inc. .....................       24,871          882,920
Power-One, Inc. (a).............        9,379          368,712
Sanmina Corp. (a)...............       19,245        1,474,648
Solectron Corp. (a).............       81,128        2,750,239
Symbol Technologies, Inc. ......       18,533          667,188
Thomas & Betts Corp. ...........        7,360          119,140
                                                --------------
                                                    72,052,771
                                                --------------
ELECTRONICS--DEFENSE (0.0%) (b)
PerkinElmer, Inc. ..............        6,266          657,930
                                                --------------
ELECTRONICS--INSTRUMENTATION (0.2%)
Agilent Technologies, Inc.
 (a)............................       57,657        3,156,721
Tektronix, Inc. ................       12,238          412,267
                                                --------------
                                                     3,568,988
                                                --------------
ELECTRONICS--SEMICONDUCTORS (4.5%)
Adaptec, Inc. (a)...............       13,025          133,506
Advanced Micro Devices, Inc.
 (a)............................       39,702          548,384
Altera Corp. (a)................       50,703        1,334,123
Analog Devices, Inc. (a)........       45,115        2,309,324
Applied Materials, Inc. (a).....      102,994        3,933,083
Applied Micro Circuits Corp.
 (a)............................       27,000        2,026,266
Broadcom Corp. (a)..............       29,830        2,520,635
Conexant Systems, Inc. (a)......       27,719          426,180
Intel Corp. ....................      853,273       25,811,508
KLA-Tencor Corp. (a)............       23,680          797,720
Linear Technology Corp. ........       39,722        1,837,143
LSI Logic Corp. (a).............       40,491          691,991
Maxim Integrated Products, Inc.
 (a)............................       35,848        1,713,983
Micron Technology, Inc. (a).....       71,068        2,522,914
Motorola, Inc. .................      276,552        5,600,178
National Semiconductor Corp.
 (a)............................       21,810          438,926
Novellus Systems, Inc. (a)......       16,799          603,714
QLogic Corp. (a)................       11,609          893,893
Teradyne, Inc. (a)..............       22,197          826,838

                                    SHARES            VALUE
                                  ----------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Texas Instruments Inc. .........      219,193   $   10,384,268
Vitesse Semiconductor Corp.
 (a)............................       22,809        1,261,623
Xilinx, Inc. (a)................       41,951        1,934,990
                                                --------------
                                                    68,551,190
                                                --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. (a).................        9,834          325,137
Massey Energy Co. ..............        9,834          125,383
                                                --------------
                                                       450,520
                                                --------------
ENTERTAINMENT (1.7%)
Time Warner Inc. ...............      168,346        8,794,395
Viacom Inc. Class B (a).........      191,858        8,969,362
Walt Disney Co. (The)...........      264,305        7,648,326
                                                --------------
                                                    25,412,083
                                                --------------
FINANCIAL--MISCELLANEOUS (5.7%)
AFLAC Inc. .....................       33,904        2,447,445
Ambac Financial Group, Inc. ....       13,340          777,889
American Express Co. ...........      168,898        9,278,834
American General Corp. .........       31,746        2,587,299
CIT Group, Inc. (The)...........       33,697          678,152
Citigroup Inc. .................      637,367       32,545,553
Fannie Mae......................      127,732       11,080,751
Franklin Resources Inc. ........       31,374        1,195,349
Freddie Mac.....................       88,588        6,101,498
MBIA Inc. ......................       12,670          939,164
MBNA Corp. .....................      108,038        3,990,654
Moody's Corp. ..................       20,646          530,344
Morgan Stanley Dean Witter &
 Co. ...........................      142,069       11,258,968
Price (T. Rowe) Associates,
 Inc. ..........................       15,376          649,876
Stilwell Financial, Inc. .......       28,707        1,132,132
USA Education Inc. .............       20,757        1,411,476
                                                --------------
                                                    86,605,384
                                                --------------
FOOD (1.4%)
Campbell Soup Co. ..............       53,907        1,866,530
ConAgra Foods, Inc. ............       68,011        1,768,286
General Mills, Inc. ............       36,374        1,620,916
Heinz (H.J.) Co. ...............       44,349        2,103,806
Hershey Foods Corp. ............       17,701        1,139,502
Kellogg Co. ....................       52,184        1,369,830
Quaker Oats Co. (The)...........       16,640        1,620,320
Ralston-Ralston Purina Group....       39,404        1,029,430
Sara Lee Corp. .................      105,711        2,596,526
Unilever N.V. ..................       72,469        4,561,018
Wrigley (Wm.) Jr. Co. ..........       14,302        1,370,310
                                                --------------
                                                    21,046,474
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Cardinal Health, Inc. ..........       35,407        3,527,423
McKesson HBOC, Inc. ............       36,262        1,301,443
SUPERVALU Inc. .................       15,840          219,780
SYSCO Corp. ....................       85,124        2,553,720
                                                --------------
                                                     7,602,366
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)
                                    SHARES            VALUE
                                  ----------------------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .............       50,639   $      829,467
Homestake Mining Co. ...........       33,702          141,127
Newmont Mining Corp. ...........       21,628          369,028
Placer Dome Inc. ...............       42,162          405,809
                                                --------------
                                                     1,745,431
                                                --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)......       10,935          429,199
Snap-on Inc. ...................        7,560          210,735
Stanley Works (The).............       11,288          352,044
                                                --------------
                                                       991,978
                                                --------------
HEALTH CARE--DIVERSIFIED (3.8%)
Abbott Laboratories.............      196,135        9,500,289
Allergan, Inc. .................       16,528        1,600,117
American Home Products Corp. ...      166,202       10,562,137
Bristol-Myers Squibb Co. .......      247,897       18,328,885
Johnson & Johnson...............      176,277       18,520,102
                                                --------------
                                                    58,511,530
                                                --------------
HEALTH CARE--DRUGS (6.6%)
Forest Laboratories, Inc. (a)...       11,100        1,474,912
King Pharmaceuticals, Inc.
 (a)............................       21,204        1,095,982
Lilly (Eli) & Co. ..............      142,914       13,299,934
Merck & Co., Inc. ..............      292,400       27,375,950
Pfizer Inc. ....................      799,897       36,795,262
Pharmacia Corp. ................      163,532        9,975,452
Schering-Plough Corp. ..........      185,788       10,543,469
Watson Pharmaceuticals, Inc.
 (a)............................       12,334          631,347
                                                --------------
                                                   101,192,308
                                                --------------
HEALTH CARE--HMOs (0.3%)
Aetna Inc. .....................       18,187          746,804
Humana Inc. (a).................       21,630          329,857
UnitedHealth Group Inc. (a).....       40,924        2,511,710
Wellpoint Health Networks Inc.
 (a)............................        7,943          915,431
                                                --------------
                                                     4,503,802
                                                --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.3%)
HCA-The Healthcare Co. .........       70,012        3,081,228
Tenet Healthcare Corp. (a)......       40,311        1,791,320
                                                --------------
                                                     4,872,548
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (1.5%)
Applera Corp.-Applied Biosystems
 Group..........................       26,611        2,503,097
Bard (C.R.), Inc. ..............        6,512          303,215
Bausch & Lomb Inc. .............        6,774          273,924
Baxter International Inc. ......       37,002        3,267,739
Becton, Dickinson & Co. ........       32,533        1,126,455
Biomet, Inc. ...................       22,010          873,522
Boston Scientific Corp. (a).....       51,587          706,097
Guidant Corp. (a)...............       39,064        2,107,015

                                    SHARES            VALUE
                                  ----------------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
Medtronic, Inc. ................      151,897   $    9,170,781
St. Jude Medical, Inc. (a)......       10,818          664,631
Stryker Corp. ..................       24,746        1,251,900
                                                --------------
                                                    22,248,376
                                                --------------
HEALTH CARE--MISCELLANEOUS (1.0%)
ALZA Corp. (a)..................       29,573        1,256,852
Amgen Inc. (a)..................      130,993        8,375,365
Biogen, Inc. (a)................       19,137        1,149,416
Chiron Corp. (a)................       24,236        1,078,502
HEALTHSOUTH Corp. (a)...........       49,689          810,552
Manor Care, Inc. (a)............       13,188          272,003
MedImmune, Inc. (a).............       26,780        1,277,071
Quintiles Transnational Corp.
 (a)............................       14,863          311,194
                                                --------------
                                                    14,530,955
                                                --------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. .......        5,390          204,483
Dana Corp. .....................       19,473          298,180
Eaton Corp. ....................        9,371          704,582
Navistar International Corp.
 (a)............................        7,919          207,379
PACCAR Inc. ....................        9,902          487,674
                                                --------------
                                                     1,902,298
                                                --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ...................        7,693          288,968
Kaufman & Broad Home Corp. .....        5,383          181,340
Pulte Corp. ....................        5,310          224,016
                                                --------------
                                                       694,324
                                                --------------
HOTEL/MOTEL (0.4%)
Carnival Corp. .................       75,165        2,316,022
Harrah's Entertainment, Inc.
 (a)............................       14,851          391,695
Hilton Hotels Corp. ............       47,143          495,008
Marriott International, Inc.
 Class A........................       30,607        1,293,146
Starwood Hotels & Resorts
 Worldwide, Inc. ...............       24,640          868,560
                                                --------------
                                                     5,364,431
                                                --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..........       25,347          480,009
Maytag Corp. ...................       10,001          323,157
Whirlpool Corp. ................        8,447          402,816
                                                --------------
                                                     1,205,982
                                                --------------
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co. (The)................       30,263        1,074,337
Colgate-Palmolive Co. ..........       72,536        4,682,199
Kimberly-Clark Corp. ...........       67,692        4,785,147
Procter & Gamble Co. (The)......      165,347       12,969,405
                                                --------------
                                                    23,511,088
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

          COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                  ----------------------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...........       20,365   $      610,950
Newell Rubbermaid Inc. .........       33,980          773,045
Tupperware Corp. ...............        7,376          150,747
                                                --------------
                                                     1,534,742
                                                --------------
INSURANCE BROKERS (0.3%)
Aon Corp. ......................       32,973        1,129,325
Marsh & McLennan Cos., Inc. ....       34,883        4,081,311
                                                --------------
                                                     5,210,636
                                                --------------
INSURANCE--LIFE (0.5%)
Conseco, Inc. ..................       42,008          553,980
Jefferson-Pilot Corp. ..........       13,241          989,765
Lincoln National Corp. .........       24,482        1,158,305
MetLife, Inc. ..................       96,942        3,392,970
Torchmark Corp. ................       16,520          634,988
UNUMProvident Corp. ............       30,958          831,996
                                                --------------
                                                     7,562,004
                                                --------------
INSURANCE--MULTI-LINE (2.2%)
American International Group,
 Inc. ..........................      295,135       29,089,243
CIGNA Corp. ....................       19,424        2,569,795
Hartford Financial Services
 Group, Inc. (The)..............       28,596        2,019,593
                                                --------------
                                                    33,678,631
                                                --------------
INSURANCE--PROPERTY & CASUALTY (0.8%)
Allstate Corp. (The)............       93,133        4,057,106
Chubb Corp. (The)...............       22,202        1,920,473
Cincinnati Financial Corp. .....       20,753          821,040
Loews Corp. ....................       12,666        1,311,723
MGIC Investment Corp. ..........       13,598          917,015
Progressive Corp. (The).........        9,368          970,759
SAFECO Corp. ...................       16,403          539,249
St. Paul Cos., Inc. (The).......       27,289        1,482,134
                                                --------------
                                                    12,019,499
                                                --------------
INVESTMENT BANK/BROKERAGE (1.0%)
Bear Stearns Cos., Inc. (The)...       14,081          713,731
Lehman Brothers Holdings
 Inc. ..........................       30,259        2,046,265
Merrill Lynch & Co., Inc. ......      102,732        7,005,038
Schwab (Charles) Corp. (The)....      175,105        4,968,604
                                                --------------
                                                    14,733,638
                                                --------------
LEISURE TIME (0.1%)
Brunswick Corp. ................       11,282          185,448
Harley-Davidson, Inc. ..........       38,390        1,526,002
                                                --------------
                                                     1,711,450
                                                --------------
MACHINERY--DIVERSIFIED (0.3%)
Briggs & Stratton Corp. ........        2,837          125,892
Caterpillar Inc. ...............       43,536        2,059,797
Deere & Co. ....................       29,768        1,363,747
Ingersoll-Rand Co. .............       20,599          862,583
Thermo Electron Corp. (a).......       22,845          679,639
Timken Co. (The)................        7,891          119,351
                                                --------------
                                                     5,211,009
                                                --------------

                                      SHARES           VALUE
                                  ----------------------------
MANUFACTURING--DIVERSIFIED (1.6%)
Crane Co. ......................        7,760   $      220,675
Danaher Corp. ..................       18,214        1,245,382
Dover Corp. ....................       26,120        1,059,493
Honeywell International Inc. ...      101,570        4,805,531
Illinois Tool Works Inc. .......       38,586        2,298,279
ITT Industries, Inc. ...........       11,390          441,362
Johnson Controls, Inc. .........       11,063          575,276
Millipore Corp. ................        5,781          364,203
Pall Corp. .....................       15,941          339,743
Parker-Hannifin Corp. ..........       14,220          627,458
Sealed Air Corp. (a)............       10,827          330,223
Tyco International Ltd. ........      221,715       12,305,182
                                                --------------
                                                    24,612,807
                                                --------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)...............       20,611          176,482
Inco Ltd. (a)...................       23,384          391,916
Phelps Dodge Corp. .............       10,095          563,427
                                                --------------
                                                     1,131,825
                                                --------------
MISCELLANEOUS (0.8%)
AES Corp. (The) (a).............       58,317        3,229,304
American Greetings Corp. Class
 A..............................        8,344           78,747
Archer-Daniels-Midland Co. .....       81,408        1,221,120
Calpine Corp. (a)...............       35,242        1,588,093
Minnesota Mining &
 Manufacturing Co. .............       50,018        6,027,169
TRW, Inc. ......................       15,578          603,647
                                                --------------
                                                    12,748,080
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.3%)
Coastal Corp. (The).............       27,712        2,447,316
Dynegy Inc. ....................       40,936        2,294,975
El Paso Energy Corp. ...........       29,787        2,133,494
Enron Corp. ....................       94,321        7,840,433
KeySpan Corp. ..................       17,107          724,909
Kinder Morgan, Inc. ............       14,461          754,683
NICOR Inc. .....................        5,940          256,534
NiSource Inc. ..................       25,955          798,116
ONEOK, Inc. ....................        3,729          179,691
Peoples Energy Corp. ...........        4,647          207,953
Sempra Energy...................       26,238          610,034
Williams Cos., Inc. (The).......       55,783        2,227,834
                                                --------------
                                                    20,475,972
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Pitney Bowes Inc. ..............       32,522        1,077,291
Xerox Corp. ....................       85,813          396,885
                                                --------------
                                                     1,474,176
                                                --------------
OIL & GAS DRILLING (0.0%) (b)
Rowan Cos., Inc. (a)............       10,837          292,599
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                  ----------------------------
OIL & GAS--EXPLORATION & PRODUCTION (0.5%)
Anadarko Petroleum Corp. .......       31,497   $    2,238,807
Apache Corp. ...................       15,572        1,091,013
Burlington Resources Inc. ......       27,688        1,398,244
Devon Energy Corp. .............       16,192          987,226
EOG Resources, Inc. ............       14,866          812,984
Unocal Corp. ...................       31,265        1,209,565
                                                --------------
                                                     7,737,839
                                                --------------
OIL & WELL--EQUIPMENT & SERVICES (0.8%)
Baker Hughes Inc. ..............       42,160        1,752,275
Halliburton Co. ................       56,857        2,061,066
McDermott International,
 Inc. ..........................        7,746           83,270
Nabors Industries, Inc. (a).....       18,635        1,102,260
Schlumberger Ltd. ..............       72,634        5,806,180
Transocean Sedco Forex Inc. ....       26,866        1,235,836
                                                --------------
                                                    12,040,887
                                                --------------
OIL--INTEGRATED DOMESTIC (0.6%)
Amerada Hess Corp. .............       11,711          855,635
Ashland Inc. ...................        9,114          327,101
Conoco Inc. Class B.............       79,481        2,299,981
Kerr-McGee Corp. ...............       12,150          813,291
Occidental Petroleum Corp. .....       46,881        1,136,864
Phillips Petroleum Co. .........       32,689        1,859,187
Sunoco Inc. ....................       11,405          384,206
Tosco Corp. ....................       18,630          632,256
USX-Marathon Group..............       40,110        1,113,053
                                                --------------
                                                     9,421,574
                                                --------------
OIL--INTEGRATED INTERNATIONAL (4.3%)
Chevron Corp. ..................       81,353        6,869,244
Exxon Mobil Corp. ..............      440,774       38,319,790
Royal Dutch Petroleum Co. ADR
 (d)............................      271,925       16,468,458
Texaco Inc. ....................       69,938        4,344,898
                                                --------------
                                                    66,002,390
                                                --------------
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp. ............        7,238          243,378
Georgia-Pacific Group...........       28,657          891,949
International Paper Co. ........       61,672        2,516,989
Louisiana-Pacific Corp. ........       13,450          136,181
Mead Corp. (The)................       13,117          411,546
Potlatch Corp. .................        3,669          123,141
Westvaco Corp. .................       13,016          379,904
Weyerhaeuser Co. ...............       27,276        1,384,257
Willamette Industries, Inc. ....       13,893          652,103
                                                --------------
                                                     6,739,448
                                                --------------
PERSONAL LOANS (0.5%)
Capital One Financial Corp. ....       25,175        1,656,830
Countrywide Credit Industries,
 Inc. ..........................       14,583          732,796
Household International,
 Inc. ..........................       59,673        3,282,015
Providian Financial Corp. ......       36,427        2,094,552
                                                --------------
                                                     7,766,193
                                                --------------

                                      SHARES           VALUE
                                  ----------------------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ..............       38,026   $    1,497,274
                                                --------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc.
 (a)............................       24,348          354,568
Waste Management, Inc. .........       79,240        2,198,910
                                                --------------
                                                     2,553,478
                                                --------------
PUBLISHING (0.1%)
Harcourt General Inc. ..........        9,401          537,737
McGraw-Hill Cos., Inc. (The)....       24,784        1,452,962
Meredith Corp. .................        6,509          209,509
                                                --------------
                                                     2,200,208
                                                --------------
PUBLISHING--NEWSPAPER (0.4%)
Dow Jones & Co., Inc. ..........       11,393          645,129
Gannett Co., Inc. ..............       33,675        2,123,630
Knight-Ridder, Inc. ............        9,656          549,185
New York Times Co. (The) Class
 A..............................       21,130          846,520
Tribune Co. ....................       38,313        1,618,724
                                                --------------
                                                     5,783,188
                                                --------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
 Corp. .........................       50,070        1,417,607
CSX Corp. ......................       28,117          729,285
Norfolk Southern Corp. .........       49,389          657,491
Union Pacific Corp. ............       31,596        1,603,497
                                                --------------
                                                     4,407,880
                                                --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc. .......       15,875          363,141
McDonald's Corp. ...............      166,303        5,654,302
Starbucks Corp. (a).............       23,626        1,045,450
Tricon Global Restaurants, Inc.
 (a)............................       18,617          614,361
Wendy's International, Inc. ....       14,605          383,381
                                                --------------
                                                     8,060,635
                                                --------------
RETAIL STORES--APPAREL (0.3%)
Gap, Inc. (The).................      108,113        2,756,881
Limited, Inc. (The).............       53,970          920,863
TJX Cos., Inc. (The)............       35,669          989,815
                                                --------------
                                                     4,667,559
                                                --------------
RETAIL STORES--DEPARTMENT (0.4%)
Dillard's, Inc. Class A.........       12,073          142,612
Federated Department Stores,
 Inc. (a).......................       25,610          896,350
Kohl's Corp. (a)................       42,080        2,566,880
May Department Stores
 Co. (The)......................       37,885        1,240,734
Nordstrom, Inc. ................       17,347          315,499
Penney (J.C.) Co., Inc. ........       33,613          365,541
                                                --------------
                                                     5,527,616
                                                --------------
RETAIL STORES--DRUGS (0.4%)
Longs Drug Stores Corp. ........        5,080          122,555
Walgreen Co. ...................      128,580        5,376,251
                                                --------------
                                                     5,498,806
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

          COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                  ----------------------------
RETAIL STORES--FOOD (0.6%)
Albertson's, Inc. ..............       54,543   $    1,445,390
Kroger Co. (The) (a)............      104,367        2,824,432
Safeway Inc. (a)................       63,444        3,965,250
Winn-Dixie Stores, Inc. ........       18,616          360,685
                                                --------------
                                                     8,595,757
                                                --------------
RETAIL STORES--GENERAL MERCHANDISE (2.3%)
Kmart Corp. (a).................       61,980          329,269
Sears, Roebuck & Co. ...........       42,371        1,472,393
Target Corp. ...................      113,597        3,663,503
Wal-Mart Stores, Inc. ..........      566,370       30,088,406
                                                --------------
                                                    35,553,571
                                                --------------
RETAIL STORES--SPECIALTY (1.8%)
AutoZone, Inc. (a)..............       16,227          462,469
Bed Bath & Beyond Inc. (a)......       34,045          761,757
Best Buy Co., Inc. (a)..........       26,373          779,652
Circuit City Stores-Circuit City
 Group..........................       26,074          299,851
Consolidated Stores Corp. (a)...       14,228          151,173
Costco Wholesale Corp. (a)......       57,191        2,284,066
CVS Corp. ......................       49,829        2,986,626
Dollar General Corp. ...........       42,348          799,319
Home Depot, Inc. (The)..........      293,701       13,418,464
Lowe's Cos., Inc. ..............       49,209        2,189,800
Office Depot, Inc. (a)..........       40,679          289,838
RadioShack Corp. ...............       23,829        1,020,179
Staples Inc. (a)................       57,921          684,192
Tiffany & Co. ..................       18,732          592,399
Toys "R" Us, Inc. (a)...........       26,048          434,676
                                                --------------
                                                    27,154,461
                                                --------------
SHOES (0.1%)
NIKE, Inc. Class B..............       34,417        1,920,899
Reebok International Ltd. (a)...        7,234          197,777
                                                --------------
                                                     2,118,676
                                                --------------
SPECIALIZED SERVICES (0.5%)
Block (H&R), Inc. ..............       11,604          480,116
Cendant Corp. (a)...............       92,375          889,109
Convergys Corp. (a).............       19,751          894,967
Ecolab Inc. ....................       16,695          721,015
IMS Health Inc. ................       37,186        1,004,022
Interpublic Group of Cos.,
 Inc. (The).....................       38,467        1,637,252
National Service Industries,
 Inc. ..........................        5,195          133,447
Omnicom Group Inc. .............       22,642        1,876,456
Robert Half International Inc.
 (a)............................       22,505          596,382
                                                --------------
                                                     8,232,766
                                                --------------

                                      SHARES           VALUE
                                  ----------------------------
SPECIALTY PRINTING (0.0%) (b)
Deluxe Corp. ...................        9,290   $      234,758
Donnelley (R.R.) & Sons Co. ....       15,712          424,224
                                                --------------
                                                       658,982
                                                --------------
STEEL (0.1%)
Allegheny Technologies Inc. ....       10,704          169,926
Nucor Corp. ....................        9,876          391,954
USX-U.S. Steel Group............       11,388          204,984
Worthington Industries, Inc. ...       11,074           89,284
                                                --------------
                                                       856,148
                                                --------------
TELECOMMUNICATIONS--LONG DISTANCE (1.4%)
AT&T Corp. .....................      476,301        8,245,961
Global Crossing Ltd. (a)........      112,363        1,608,195
Nextel Communications, Inc.
 Class A (a)....................       96,506        2,388,523
Sprint Corp. (FON Group)........      111,861        2,272,177
Sprint Corp. (PCS Group) (a)....      118,246        2,416,653
WorldCom, Inc. (a)..............      364,353        5,100,942
                                                --------------
                                                    22,032,451
                                                --------------
TELEPHONE (3.9%)
ALLTEL Corp. ...................       39,609        2,473,087
BellSouth Corp. ................      236,895        9,697,889
CenturyTel, Inc. ...............       17,970          642,428
Qwest Communications
 International Inc. (a).........      210,562        8,633,042
SBC Communications Inc. ........      429,144       20,491,626
Verizon Communications Inc. ....      342,257       17,155,632
                                                --------------
                                                    59,093,704
                                                --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. ............        6,909          287,587
V.F. Corp. .....................       14,728          533,743
                                                --------------
                                                       821,330
                                                --------------
TOBACCO (0.9%)
Philip Morris Cos. Inc. ........      281,875       12,402,500
UST Inc. .......................       20,881          585,973
                                                --------------
                                                    12,988,473
                                                --------------
TOYS (0.1%)
Hasbro, Inc. ...................       21,952          233,240
Mattel, Inc. ...................       54,208          782,764
                                                --------------
                                                     1,016,004
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                  ----------------------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FedEx Corp. (a).................       36,371   $    1,453,385
Ryder System, Inc. .............        7,681          127,697
                                                --------------
                                                     1,581,082
                                                --------------
Total Common Stocks (Cost
 $1,206,142,643)................                 1,489,657,658(e)
                                                --------------
SHORT-TERM
INVESTMENTS (2.5%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (1.6%)
Bay State Gas Co.
 7.29%, due 1/18/01 (c).........  $24,200,000       24,116,942
                                                --------------
Total Commercial Paper
 (Cost $24,116,942).............                    24,116,942
                                                --------------
U.S. GOVERNMENT (0.9%)
United States Treasury Bills
 5.43%, due 4/12/01-4/19/01
 (c)............................   13,600,000       13,392,123
                                                --------------
Total U.S. Government
 (Cost $13,392,123).............                    13,392,123
                                                --------------
Total Short-Term Investments
 (Cost $37,509,065).............                    37,509,065
                                                --------------
Total Investments
 (Cost $1,243,651,708) (f)......        100.0%   1,527,166,723(g)
Cash and Other Assets,
 Less Liabilities...............          0.0(b)       410,220
                                  -----------   --------------
Net Assets......................        100.0%  $1,527,576,943
                                  ===========   ==============
FUTURES CONTRACTS (-0.1%)
                                   CONTRACTS       UNREALIZED
                                     LONG        DEPRECIATION(h)
                                  -----------------------------
Standard & Poor's 500 Index
 March 2001.....................          110   $     (882,120)
 Mini March 2001................            4           (4,128)
                                                --------------
Total Futures Contracts
 (Settlement Value
 $36,979,500) (e)...............                $     (886,248)
                                                ==============
---------------------------------------------------------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  ADR--American Depositary Receipt.
(e)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents 99.9% of net assets.
(f)  The cost for federal income tax purposes is
     $1,244,417,718.
(g)  At December 31, 2000 net unrealized appreciation was
     $282,749,005, based on cost for federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $412,668,916 and
     aggregate gross unrealized depreciation for all
     investments on which there was an excess of cost over
     market value of $129,919,911.
(h)  Represents the difference between the value of the
     contracts at the time they were opened and the value at
     December 31, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $1,243,651,708).....   $1,527,166,723
Cash...................................           50,444
Receivables:
  Dividends and interest...............        1,247,898
  Fund shares sold.....................          382,653
                                          --------------
        Total assets...................    1,528,847,718
                                          --------------
LIABILITIES:
Payables:
  Variation margin on futures
    contracts..........................          499,914
  Administrator........................          258,987
  Shareholder communication............          204,948
  Adviser..............................          129,493
  Custodian............................           91,895
  Fund shares redeemed.................           37,343
  Directors............................              601
Accrued expenses.......................           47,594
                                          --------------
        Total liabilities..............        1,270,775
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,527,576,943
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      568,275
Additional paid-in capital.............    1,243,820,055
Accumulated undistributed net realized
  gain on investments..................          559,846
Net unrealized appreciation on
  investments and futures
  transactions.........................      282,628,767
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,527,576,943
                                          ==============
Shares of capital stock outstanding....       56,827,473
                                          ==============
Net asset value per share
  outstanding..........................   $        26.88
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   17,533,713
  Interest.............................        3,133,450
                                          --------------
        Total income...................       20,667,163
                                          --------------
Expenses:
  Administration.......................        3,165,387
  Advisory.............................        1,582,693
  Shareholder communication............          663,561
  Custodian............................          179,373
  Professional.........................          115,343
  Directors............................           50,294
  Miscellaneous........................           75,471
                                          --------------
        Total expenses.................        5,832,122
                                          --------------
Net investment income..................       14,835,041
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from:
  Security transactions................       34,136,907
  Futures transactions.................       (7,201,019)
                                          --------------
Net realized gain on investments.......       26,935,888
                                          --------------
Net change in unrealized appreciation
  on investments:
  Security transactions................     (191,914,700)
  Futures transactions.................       (1,954,734)
                                          --------------
Net unrealized loss on investments.....     (193,869,434)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (166,933,546)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (152,098,505)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $83,417.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                   2000             1999
                                                              ----------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   14,835,041   $   13,731,691
  Net realized gain on investments..........................      26,935,888       16,594,368
  Net change in unrealized appreciation on investments and
    futures transactions....................................    (193,869,434)     201,712,756
                                                              --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (152,098,505)     232,038,815
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................     (14,868,828)     (13,732,796)
  From net realized gain on investments.....................     (28,521,281)     (20,997,595)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......     (43,390,109)     (34,730,391)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     630,362,517      664,113,898
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      43,390,109       34,730,391
                                                              --------------   --------------
                                                                 673,752,626      698,844,289
  Cost of shares redeemed...................................    (471,771,622)    (321,853,120)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     201,981,004      376,991,169
                                                              --------------   --------------
Net increase in net assets..................................       6,492,390      574,299,593
NET ASSETS:
Beginning of year...........................................   1,521,084,553      946,784,960
                                                              --------------   --------------
End of year.................................................  $1,527,576,943   $1,521,084,553
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                  2000            1999           1998           1997           1996
                                              --------------------------------------------------------------------
Net asset value at beginning of year........  $      30.50    $      25.89   $      20.58   $      16.10   $      13.53
                                              ------------    ------------   ------------   ------------   ------------
Net investment income.......................          0.27            0.28           0.26           0.27           0.24
Net realized and unrealized gain (loss) on
  investments...............................         (3.10)           5.06           5.58           4.99           2.79
                                              ------------    ------------   ------------   ------------   ------------
Total from investment operations............         (2.83)           5.34           5.84           5.26           3.03
                                              ------------    ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income................         (0.27)          (0.28)         (0.26)         (0.27)         (0.24)
  From net realized gain on investments.....         (0.52)          (0.45)         (0.27)         (0.51)         (0.22)
                                              ------------    ------------   ------------   ------------   ------------
Total dividends and distributions...........         (0.79)          (0.73)         (0.53)         (0.78)         (0.46)
                                              ------------    ------------   ------------   ------------   ------------
Net asset value at end of year..............  $      26.88    $      30.50   $      25.89   $      20.58   $      16.10
                                              ============    ============   ============   ============   ============
Total investment return.....................         (9.32%)         20.70%         28.49%         32.84%         22.42%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................          0.94%           1.13%          1.30%          1.75%          2.14%
  Net expenses..............................          0.37%           0.36%          0.38%          0.39%          0.47%
  Expenses (before reimbursement)...........          0.37%           0.36%          0.38%          0.39%          0.50%
Portfolio turnover rate.....................             6%              3%             4%             5%             3%
Net assets at end of year (in 000's)........  $  1,527,577    $  1,521,085   $    946,785   $    496,772   $    223,945

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000


                   COMMON STOCKS (98.3%)+
                                     SHARES        VALUE
                                   -----------------------
ADVERTISING & MARKETING SERVICES (0.2%)
TMP Worldwide, Inc. (a)..........       1,100   $    60,500
True North Communications
 Inc. ...........................       2,500       106,250
                                                -----------
                                                    166,750
                                                -----------
AEROSPACE/DEFENSE (2.2%)
Boeing Co. (The).................      18,600     1,227,600
General Dynamics Corp. ..........         500        39,000
Northrop Grumman Corp. ..........       4,700       390,100
                                                -----------
                                                  1,656,700
                                                -----------
AIRLINES (0.1%)
AMR Corp. (a)....................         800        31,350
Delta Air Lines, Inc. ...........         700        35,131
                                                -----------
                                                     66,481
                                                -----------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. .............       3,900       133,331
                                                -----------
AUTOMOBILES (1.2%)
Ford Motor Co. ..................      20,627       483,445
General Motors Corp. ............       8,500       432,969
                                                -----------
                                                    916,414
                                                -----------
BANKS (4.2%)
Bank of America Corp. ...........      17,000       779,875
Bank of New York Co., Inc.
 (The)...........................       3,000       165,563
City National Corp. .............       2,900       112,556
First Union Corp. ...............       7,900       219,719
FleetBoston Financial Corp. .....      29,900     1,123,119
Mellon Financial Corp. ..........       1,100        54,106
PNC Financial Services Group.....       1,800       131,512
Provident Financial Group........         300        11,250
Silicon Valley Bancshares (a)....       5,900       203,919
State Street Corp. ..............         300        37,263
UnionBanCal Corp. ...............       5,600       134,750
Wells Fargo Co. .................       3,800       211,612
                                                -----------
                                                  3,185,244
                                                -----------
BEVERAGES (1.1%)
Anheuser-Busch Companies,
 Inc. ...........................       1,400        63,700
Coca-Cola Co. (The)..............         600        36,563
Pepsi Bottling Group, Inc.
 (The)...........................       5,200       207,675
PepsiCo, Inc. ...................      10,100       500,581
                                                -----------
                                                    808,519
                                                -----------
BIOTECHNOLOGY (0.1%)
Genentech, Inc. (a)..............         700        57,050
                                                -----------
BROADCAST/MEDIA (0.6%)
Comcast Corp. Special Class A
 (a).............................       9,400       392,450
Hispanic Broadcasting Corp.
 (a).............................       2,000        51,000
                                                -----------
                                                    443,450
                                                -----------
CHEMICALS (1.7%)
Dow Chemical Co. (The)...........      12,700       465,138
Eastman Chemical Co. ............       5,800       282,750

------------
+ Percentages indicated are based on Portfolio net assets.


                                         SHARES VALUE
                                   -------------------------
CHEMICALS (Continued)
Englehard Corp. .................       3,900   $    79,462
FMC Corp. (a)....................       2,900       207,894
Lyondell Chemical Co. ...........      16,400       251,125
                                                -----------
                                                  1,286,369
                                                -----------
COMMERCIAL SERVICES (0.3%)
Galileo International, Inc. .....       1,500        30,000
Manpower, Inc. ..................       1,300        49,400
Viad Corp. ......................       6,700       154,100
                                                -----------
                                                    233,500
                                                -----------
COMMUNICATIONS--EQUIPMENT (4.3%)
Cisco Systems, Inc. (a)..........      40,700     1,556,775
Comverse Technology, Inc. (a)....         700        76,037
Corning, Inc. ...................       5,000       264,063
JDS Uniphase Corp. (a)...........       3,000       125,063
L-3 Communications
 Holdings, Inc. (a)..............       1,500       115,500
Network Appliance, Inc. (a)......       1,700       109,198
Nortel Networks Corp. ...........      15,500       496,969
QUALCOMM, Inc. (a)...............       4,200       345,188
Scientific-Atlanta, Inc. ........       3,800       123,737
                                                -----------
                                                  3,212,530
                                                -----------
COMPUTER SOFTWARE & SERVICES (5.7%)
Adobe Systems Inc. ..............       2,600       151,288
America Online, Inc. (a)(c)......      14,100       490,680
Automatic Data Processing,
 Inc. ...........................         800        50,650
Electronic Data Systems Corp. ...       7,000       404,250
First Data Corp. ................       6,100       321,394
Microsoft Corp. (a)..............      29,500     1,283,250
Oracle Corp. (a).................      30,400       883,500
Paychex, Inc. ...................       1,000        48,625
Pixar, Inc. (a)..................       1,800        54,000
Siebel Systems, Inc. (a).........       1,700       115,175
Sybase, Inc. (a).................       7,900       156,519
Symantec Corp. (a)...............       2,700        90,112
VERITAS Software Corp. (a).......       1,800       157,500
Yahoo!, Inc. (a).................       3,200        96,550
                                                -----------
                                                  4,303,493
                                                -----------
COMPUTER SYSTEMS (3.7%)
Compaq Computer Corp. ...........       1,900        28,595
Dell Computer Corp. (a)..........       8,400       146,475
EMC Corp. (a)....................      11,200       744,800
Hewlett-Packard Co. .............      14,100       445,031
International Business Machines
 Corp. ..........................       9,000       765,000
Sun Microsystems, Inc. (a).......      24,200       674,575
                                                -----------
                                                  2,804,476
                                                -----------
COMPUTERS--HARDWARE (0.1%)
Mentor Graphics Corp. (a)........       1,800        49,387
                                                -----------
COMPUTERS--NETWORKING (0.1%)
Emulex Corp. (a).................         600        47,962
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                   -------------------------
CONSUMER FINANCE (0.6%)
AmeriCredit Corp. (a)............       8,700   $   237,075
Metris Companies, Inc. ..........       7,800       205,237
                                                -----------
                                                    442,312
                                                -----------
CONSUMER PRODUCTS (0.1%)
Church & Dwight Co., Inc. .......       2,000        44,500
                                                -----------
CONTAINERS (0.2%)
Ball Corp. ......................       3,500       161,219
                                                -----------
COSMETICS/PERSONAL CARE (0.1%)
Alberto-Culver Co. Class B.......         600        25,687
Avon Products, Inc. .............       1,500        71,813
                                                -----------
                                                     97,500
                                                -----------
ELECTRIC POWER COMPANIES (3.8%)
ALLETE...........................       5,300       131,506
Ameren Corp. ....................       2,700       125,044
Calpine Corp. (a)................       3,700       166,731
Cinergy Corp. ...................         800        28,100
Edison International.............       3,800        59,375
Entergy Corp. ...................       6,600       279,263
Exelon Corp. ....................       2,637       185,144
GPU, Inc. .......................       4,200       154,612
PG&E Corp. ......................      11,700       234,000
PPL Corp. .......................       1,400        63,262
Public Service Enterprise Group,
 Inc. ...........................       3,700       179,913
Reliant Energy, Inc. ............      20,300       879,244
Southern Energy Inc. (a).........       1,400        39,637
TXU Corp. .......................       6,700       296,894
Xcel Energy Inc. ................       2,100        61,031
                                                -----------
                                                  2,883,756
                                                -----------
ELECTRICAL EQUIPMENT (3.8%)
C&D Technologies, Inc. ..........       3,100       133,881
Cooper Industries, Inc. .........       2,400       110,250
General Electric Co. (c).........      52,300     2,507,131
Solectron Corp. (a)..............       1,200        40,680
Technitrol, Inc. ................       1,300        53,463
                                                -----------
                                                  2,845,405
                                                -----------
ELECTRONICS--COMPONENTS (0.6%)
Amphenol Corp. Class A (a).......       1,300        50,944
Arrow Electronics, Inc. (a)......       1,900        54,388
Atmel Corp. (a)..................       3,600        41,850
Avnet, Inc. .....................       1,800        38,700
Integrated Device Technology,
 Inc. (a)........................       1,000        33,125
International Rectifier Corp.
 (a).............................       1,800        54,000
NVIDIA Corp. (a).................         800        26,212
TriQuint Semiconductor, Inc.
 (a).............................       2,700       117,956
                                                -----------
                                                    417,175
                                                -----------
ELECTRONICS--DEFENSE (0.1%)
PerkinElmer, Inc. ...............         600        63,000
                                                -----------
ELECTRONICS--INSTRUMENTATION (0.3%)
Tektronix, Inc. .................       6,200       208,862
                                                -----------

                                      SHARES           VALUE
                                   -------------------------
ELECTRONICS--SEMICONDUCTORS (2.2%)
Analog Devices, Inc. (a).........       4,600   $   235,462
Intel Corp. .....................      32,400       980,100
Linear Technology Corp. .........       3,500       161,875
Micron Technology, Inc. (a)......       1,700        60,350
SDL, Inc. (a)....................         900       133,369
Texas Instruments Inc. ..........       1,800        85,275
                                                -----------
                                                  1,656,431
                                                -----------
ENGINEERING & CONSTRUCTION (0.1%)
Dycom Industries, Inc. (a).......       2,300        82,656
                                                -----------
ENTERTAINMENT (1.9%)
Time Warner Inc. ................       8,900       464,936
Walt Disney Co. (The)............      34,200       989,663
                                                -----------
                                                  1,454,599
                                                -----------
FINANCE (6.4%)
Citigroup Inc. ..................      51,500     2,629,719
Fannie Mae.......................      10,800       936,900
GreenPoint Financial Corp. ......       7,200       294,750
MBNA Corp. ......................         700        25,856
Morgan Stanley Dean Witter &
 Co. ............................       7,500       594,375
PMI Group, Inc. (The)............       4,900       331,669
                                                -----------
                                                  4,813,269
                                                -----------
FOOD (2.3%)
Archer-Daniels-Midland Co. ......      25,050       375,750
ConAgra, Inc. ...................      28,400       738,400
Hormel Foods Corp. ..............       1,000        18,625
Kellogg Co. .....................       2,200        57,750
Quaker Oats Co. (The)............       2,900       282,388
Unilever N.V. ...................       4,400       276,925
                                                -----------
                                                  1,749,838
                                                -----------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Cardinal Health Inc. ............       1,200       119,550
SUPERVALU INC. ..................      15,100       209,513
Sysco Corp. .....................       2,200        66,000
                                                -----------
                                                    395,063
                                                -----------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. ..............       3,500        57,330
                                                -----------
HARDWARE & TOOLS (0.1%)
Stanley Works (The)..............       3,300       102,919
                                                -----------
HEALTH CARE--DRUGS (7.0%)
Elan Corp. ADR (a)(b)............       1,000        46,813
Forest Laboratories, Inc. (a)....         400        53,150
IVAX Corp. (a)...................       2,900       111,070
Lilly (Eli) and Co. .............       4,900       456,006
Merck & Co., Inc. ...............      19,600     1,835,050
Pfizer Inc. .....................      49,600     2,281,600
Pharmacia Corp. .................       1,100        67,100
Schering-Plough Corp. ...........       7,800       442,650
                                                -----------
                                                  5,293,439
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

                 COMMON STOCKS (CONTINUED)

                                        SHARES VALUE
                                   -------------------------
HEALTH CARE--HMOs (0.3%)
Health Net Inc. (a)..............       1,800   $    47,137
Wellpoint Health Networks Inc.
 (a).............................       1,600       184,400
                                                -----------
                                                    231,537
                                                -----------
HEALTH CARE--MEDICAL PRODUCTS (0.8%)
Bard (C.R.) Inc. ................       3,300       153,656
Bausch & Lomb Inc. ..............       1,300        52,569
Baxter International Inc. .......       3,600       317,925
Beckman Coulter, Inc. ...........         800        33,550
Cytyc Corp. (a)..................       1,000        62,563
                                                -----------
                                                    620,263
                                                -----------
HEALTH CARE--MISCELLANEOUS (3.8%)
Allergan, Inc. ..................         800        77,450
Amgen, Inc. (a)..................         400        25,575
Bristol-Myers Squibb Co. ........      12,500       924,219
Johnson & Johnson................      14,700     1,544,419
Oxford Health Plans, Inc. (a)....       6,100       240,950
Tenet Healthcare Corp. (a).......       1,100        48,881
                                                -----------
                                                  2,861,494
                                                -----------
HEAVY DUTY TRUCKS (0.1%)
Eaton Corp. .....................         500        37,594
PACCAR Inc. .....................         800        39,400
                                                -----------
                                                     76,994
                                                -----------
HOMEBUILDING (0.5%)
Lennar Corp. ....................       8,000       290,000
Pulte Corp. .....................       1,300        54,844
                                                -----------
                                                    344,844
                                                -----------
HOTEL/MOTEL (0.1%)
Starwood Hotels & Resorts
 Worldwide, Inc. ................       2,000        70,500
                                                -----------
HOUSEHOLD--FURNISHINGS &
 APPLIANCES (0.1%)
Whirlpool Corp. .................       1,200        57,225
                                                -----------
HOUSEHOLD PRODUCTS (0.7%)
Clorox Co. (The).................       5,600       198,800
Procter & Gamble Co. (The).......       4,500       352,969
                                                -----------
                                                    551,769
                                                -----------
HOUSEWARES (0.3%)
Fortune Brands, Inc. ............       1,400        42,000
Tupperware Corp. ................       8,600       175,762
                                                -----------
                                                    217,762
                                                -----------
INSURANCE (4.9%)
American International
 Group, Inc. ....................       3,200       315,400
CIGNA Corp. .....................       7,300       965,790
Gallagher (Arthur J.) & Co. .....       1,500        95,437
Hartford Financial Services
 Group Inc. (The)................         600        42,375

                                         SHARES VALUE
                                   -------------------------
INSURANCE (Continued)
Lincoln National Corp. ..........      11,100   $   525,169
Loews Corp. .....................       6,500       673,156
Marsh & McLennan Companies,
 Inc. ...........................         500        58,500
MetLife, Inc. (a)................       3,500       122,500
MGIC Investment Corp. ...........       3,800       256,262
Old Republic International
 Corp. ..........................       9,500       304,000
Radian Group, Inc. ..............       4,200       315,263
                                                -----------
                                                  3,673,852
                                                -----------
INVESTMENT BANKS/BROKERAGE (1.3%)
Bear Stearns Companies, Inc.
 (The)...........................       1,500        76,031
Goldman Sachs Group, Inc.
 (The)...........................         600        64,162
Lehman Brothers Holdings Inc. ...       6,900       466,613
Merrill Lynch & Co., Inc. .......       5,400       368,213
                                                -----------
                                                    975,019
                                                -----------
LEISURE TIME (0.4%)
Anchor Gaming (a)................         600        23,400
Brunswick Corp. .................       7,500       123,281
International Game Technology
 (a).............................       3,200       153,600
                                                -----------
                                                    300,281
                                                -----------
MACHINERY (0.2%)
Caterpillar Inc. ................       2,200       104,087
Deere & Co. .....................       1,600        73,300
                                                -----------
                                                    177,387
                                                -----------
MANUFACTURING (3.3%)
Dover Corp. .....................       8,500       344,781
ITT Industries, Inc. ............       7,800       302,250
Johnson Controls, Inc. ..........         700        36,400
Minnesota Mining &
 Manufacturing Co. ..............       3,900       469,950
Pall Corp. ......................       6,700       142,794
Parker-Hannifin Corp. ...........       1,100        48,537
Tyco International Ltd. .........      20,387     1,131,479
                                                -----------
                                                  2,476,191
                                                -----------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (0.5%)
KeySpan Corp. ...................       3,700       156,788
Peoples Energy Corp. ............       1,000        44,750
Sempra Energy....................       4,100        95,325
Williams Companies, Inc. (The)...       1,800        71,887
                                                -----------
                                                    368,750
                                                -----------
OIL & GAS SERVICES (2.1%)
Baker Hughes Inc. ...............       3,200       133,000
BJ Services Co. (a)..............       2,600       179,075
Devon Energy Corp. ..............       1,200        73,164
Noble Drilling Corp. (a).........       3,200       139,000
Smith International Inc. (a).....       4,400       328,075
Ultramar Diamond Shamrock
 Corp. ..........................      17,800       549,575
Valero Energy Corp. .............       5,400       200,813
                                                -----------
                                                  1,602,702
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                   -------------------------
OIL--INTEGRATED DOMESTIC (3.2%)
Amerada Hess Corp. ..............       4,600   $   336,088
Kerr-McGee Corp. ................      14,400       963,900
Occidental Petroleum Corp. ......      40,700       986,975
Phillips Petroleum Co. ..........       2,300       130,812
                                                -----------
                                                  2,417,775
                                                -----------
OIL--INTEGRATED INTERNATIONAL (4.2%)
Chevron Corp. ...................      10,600       895,038
Exxon Mobil Corp. ...............      19,900     1,730,056
Royal Dutch Petroleum Co. .......       9,300       563,231
                                                -----------
                                                  3,188,325
                                                -----------
PAPER & FOREST PRODUCTS (1.1%)
Bowater Inc. ....................       2,100       118,387
International Paper Co. .........       3,082       125,784
Westvaco Corp. ..................      12,500       364,844
Weyerhaeuser Co. ................       3,500       177,625
                                                -----------
                                                    786,640
                                                -----------
PERSONAL LOANS (0.9%)
Countrywide Credit Industries,
 Inc. ...........................       4,500       226,125
Providian Financial Corp. .......       8,200       471,500
                                                -----------
                                                    697,625
                                                -----------
PUBLISHING--NEWSPAPER (0.5%)
Dow Jones & Co., Inc. ...........       1,500        84,938
Gannett Co., Inc. ...............       2,800       176,575
Knight-Ridder, Inc. .............       1,400        79,625
                                                -----------
                                                    341,138
                                                -----------
RAILROADS (0.2%)
Burlington Northern
 Santa Fe Corp. .................       2,400        67,950
Union Pacific Corp. .............       1,200        60,900
                                                -----------
                                                    128,850
                                                -----------
REAL ESTATE INVESTMENT/
 MANAGEMENT (0.2%)
CarrAmerica Realty Corp. ........       4,100       128,381
Spieker Properties, Inc. ........         700        35,088
                                                -----------
                                                    163,469
                                                -----------
RESTAURANTS (0.5%)
Brinker International, Inc.
 (a).............................       1,600        67,600
Darden Restaurants, Inc. ........       9,400       215,025
Tricon Global Restaurants, Inc.
 (a).............................       3,500       115,500
                                                -----------
                                                    398,125
                                                -----------
RETAIL (4.8%)
Best Buy Co., Inc. (a)...........       3,300        97,556
CVS Corp. .......................         400        23,975
Fastenal Co. ....................         400        21,950
Federated Department Stores, Inc.
 (a).............................       7,700       269,500
Home Depot, Inc. (The)...........       4,700       214,731
Limited, Inc. (The)..............      11,900       203,044
Lowe's Companies, Inc. ..........       2,400       106,800

                                      SHARES           VALUE
                                   -------------------------
RETAIL (Continued)
May Department Stores Co.
 (The)...........................       3,800   $   124,450
Michaels Stores Inc. (a).........       2,200        58,300
Pier 1 Imports, Inc. ............       8,000        82,500
Safeway Inc. (a).................       4,400       275,000
Sears, Roebuck & Co. ............      25,000       868,750
Talbots, Inc. (The)..............       2,300       104,937
Tiffany & Co. ...................       4,500       142,313
Wal-Mart Stores, Inc. ...........      16,300       865,938
Zale Corp. (a)...................       5,100       148,219
                                                -----------
                                                  3,607,963
                                                -----------
SHOES (0.1%)
Reebok International Ltd. (a)....       2,000        54,680
                                                -----------
SPECIALIZED SERVICES (0.2%)
Omnicom Group Inc. ..............       1,900       157,462
                                                -----------
SPECIALTY PRINTING (0.2%)
Deluxe Corp. ....................       7,000       176,890
                                                -----------
TELECOMMUNICATIONS (1.0%)
AT&T Corp. (c)...................      27,307       472,752
AT&T Wireless Group (a)..........       2,600        45,013
Digital Lightwave Inc. (a).......       1,500        47,531
Nextel Communications, Inc. Class
 A (a)...........................       4,400       108,900
WorldCom, Inc. (a)...............       7,700       107,800
                                                -----------
                                                    781,996
                                                -----------
TELEPHONE (4.6%)
BellSouth Corp. .................      21,200       867,875
Qwest Communications
 International, Inc. (a).........       9,487       388,967
SBC Communications, Inc. (c).....      24,500     1,169,875
Telephone and Data Systems,
 Inc. ...........................         600        54,000
Verizon Communications Inc.
 (c).............................      18,918       948,265
                                                -----------
                                                  3,428,982
                                                -----------
TEXTILES--APPAREL MANUFACTURERS (0.2%)
Liz Claiborne, Inc. .............       3,900       162,337
                                                -----------
TOBACCO (0.9%)
Philip Morris Companies, Inc. ...      13,400       589,600
R.J. Reynolds Tobacco Holdings,
 Inc. ...........................         900        43,875
                                                -----------
                                                    633,475
                                                -----------
TRANSPORTATION (0.1%)
FedEx Corp. (a)..................         900        35,964
United Parcel Service, Inc. Class
 B...............................         400        23,525
                                                -----------
                                                     59,489
                                                -----------
Total Common Stocks (Cost
 $71,251,788)....................                73,932,720(d)
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

SHORT-TERM
INVESTMENT (2.2%)
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   -------------------------
TIME DEPOSIT (2.2%)
Bank of New York Cayman
 5.50%, due 1/2/01...............  $1,646,000   $ 1,646,000
                                                -----------
Total Short-Term Investment
 (Cost $1,646,000)...............                 1,646,000
                                                -----------
Total Investments
 (Cost $72,897,788)(e)...........       100.5%   75,578,720(f)
Liabilities in Excess of Cash and
 Other Assets....................        (0.5)     (389,567)
                                    ---------   -----------
Net Assets.......................       100.0%  $75,189,153
                                    =========   ===========

FUTURES CONTRACTS (-0.1%)
                                   CONTRACTS     UNREALIZED
                                      LONG     DEPRECIATION(g)
                                   ----------------------------
Standard & Poor's 500 Index
 March 2001......................           5     $   (58,889)
                                                  -----------
Total Futures Contracts
 (Settlement Value
 $1,668,750)(d)..................                 $   (58,889)
                                                  ===========

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  Segregated or partially segregated as collateral for futures contracts.
(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.5% of net assets.
(e)  The cost for federal income tax purposes is $73,407,021.
(f) At December 31, 2000 net unrealized appreciation was $2,171,699, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,339,950 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,168,251.
(g) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $72,897,788)...........   $75,578,720
Cash......................................         5,849
Receivables:
  Investment securities sold..............       552,885
  Dividends and interest..................        99,647
  Fund shares sold........................        49,337
Unamortized organization expense..........         9,957
                                             -----------
        Total assets......................    76,296,395
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       984,227
  Adviser.................................        31,537
  Custodian...............................        28,160
  Variation margin on futures contracts...        22,750
  Administrator...........................        12,615
  Fund shares redeemed....................            30
Accrued expenses..........................        27,923
                                             -----------
        Total liabilities.................     1,107,242
                                             -----------
Net assets applicable to outstanding
  shares..................................   $75,189,153
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    66,629
Additional paid-in capital................    73,455,908
Accumulated net realized loss on
  investments.............................      (955,427)
Net unrealized appreciation on investments
  and futures transactions................     2,622,043
                                             -----------
Net assets applicable to outstanding
  shares..................................   $75,189,153
                                             ===========
Shares of capital stock outstanding.......     6,662,945
                                             ===========
Net asset value per share outstanding.....   $     11.28
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $ 1,040,991
  Interest................................        94,385
                                             -----------
        Total income......................     1,135,376
                                             -----------
Expenses:
  Advisory................................       363,564
  Administration..........................       145,425
  Custodian...............................        59,736
  Professional............................        35,488
  Shareholder communication...............        26,508
  Amortization of organization expense....         4,293
  Directors...............................         2,277
  Miscellaneous...........................        18,071
                                             -----------
        Total expenses....................       655,362
                                             -----------
Net investment income.....................       480,014
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss from:
  Securities transactions.................      (668,850)
  Futures transactions....................      (146,271)
                                             -----------
Net realized loss on investments..........      (815,121)
                                             -----------
Net change in unrealized appreciation on
  investments:
  Securities transactions.................    (7,802,762)
  Futures transactions....................       (73,642)
                                             -----------
Net unrealized loss on investments........    (7,876,404)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (8,691,525)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(8,211,511)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $2,617.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                 2000          1999
                                                              -----------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   480,014   $   407,097
  Net realized gain (loss) on investments...................     (815,121)      353,322
  Net change in unrealized appreciation on investments......   (7,876,404)    7,361,287
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (8,211,511)    8,121,706
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................     (489,895)     (412,175)
  From net realized gain on investments.....................     (109,499)           --
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......     (599,394)     (412,175)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   22,993,206    29,305,680
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      599,394       412,175
                                                              -----------   -----------
                                                               23,592,600    29,717,855
  Cost of shares redeemed...................................   (3,734,821)   (3,452,393)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   19,857,779    26,265,462
                                                              -----------   -----------
Net increase in net assets..................................   11,046,874    33,974,993
NET ASSETS:
Beginning of year...........................................   64,142,279    30,167,286
                                                              -----------   -----------
End of year.................................................  $75,189,153   $64,142,279
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                MAY 1,
                                                                                               1998 (a)
                                                               YEAR ENDED      YEAR ENDED      THROUGH
                                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                  2000            1999           1998
                                                              -------------------------------------------
Net asset value at beginning of period......................  $     12.74     $     10.91    $      10.00
                                                              ------------    ------------   ------------
Net investment income.......................................         0.07            0.08            0.05
Net realized and unrealized gain (loss) on investments......        (1.44)           1.83            0.91
                                                              ------------    ------------   ------------
Total from investment operations............................        (1.37)           1.91            0.96
                                                              ------------    ------------   ------------
Less dividends and distributions:
  From net investment income................................        (0.07)          (0.08)          (0.05)
  From net realized gain on investments.....................        (0.02)             --              --
                                                              ------------    ------------   ------------
Total dividends and distributions...........................        (0.09)          (0.08)          (0.05)
                                                              ------------    ------------   ------------
Net asset value at end of period............................  $     11.28     $     12.74    $      10.91
                                                              ============    ============   ============
Total investment return.....................................       (10.73%)         17.59%           9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         0.66%           0.89%           1.20%+
  Net expenses..............................................         0.90%           0.85%           0.85%+
  Expenses (before reimbursement)...........................         0.90%           0.92%           1.30%+
Portfolio turnover rate.....................................           59%             51%             34%
Net assets at end of period (in 000's)......................  $    75,189     $    64,142    $     30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000


COMMON STOCKS (95.6%)+
                                       SHARES        VALUE
                                     ------------------------
AEROSPACE/DEFENSE (1.4%)
Boeing Co. (The)...................       6,400   $   422,400
United Technologies Corp. .........       2,900       228,012
                                                  -----------
                                                      650,412
                                                  -----------
AIRLINES (0.3%)
Southwest Airlines Co..............       3,400       114,002
                                                  -----------
ALUMINUM (1.0%)
Alcoa Inc. ........................      14,000       469,000
                                                  -----------
AUTOMOBILES (0.4%)
General Motors Corp................       3,634       185,107
                                                  -----------
BANKS (10.6%)
Bank of America Corp. .............      11,200       513,800
Bank of New York Co., Inc. (The)...      16,400       905,075
Bank One Corp. ....................      12,700       465,138
Chase Manhattan Corp. (The)........      14,400       654,300
First Union Corp. .................       6,600       183,562
FleetBoston Financial Corp. .......       6,300       236,644
KeyCorp............................       4,200       117,600
Washington Mutual, Inc. ...........       4,500       238,781
Wells Fargo & Co. .................      27,000     1,503,563
                                                  -----------
                                                    4,818,463
                                                  -----------
BEVERAGES (2.7%)
Anheuser-Busch Companies, Inc. ....      10,100       459,550
Coca-Cola Co. (The)................       4,000       243,750
Coca-Cola Enterprises Inc..........      17,700       336,300
PepsiCo, Inc.......................       3,300       163,556
                                                  -----------
                                                    1,203,156
                                                  -----------
BROADCAST/MEDIA (0.8%)
Clear Channel Communications, Inc.
 (a)...............................       2,400       116,250
Comcast Corp. Special Class A
 (a)...............................       5,900       246,325
                                                  -----------
                                                      362,575
                                                  -----------
CHEMICALS (2.6%)
Du Pont (E.I.) De Nemours & Co. ...       6,900       333,356
PPG Industries, Inc. ..............       5,500       254,719
Union Carbide Corp. ...............      11,100       597,319
                                                  -----------
                                                    1,185,394
                                                  -----------
COMMUNICATIONS-EQUIPMENT (0.5%)
Lucent Technologies Inc............      17,300       233,550
                                                  -----------
COMPUTER SOFTWARE & SERVICES (1.7%)
Automatic Data Processing, Inc. ...       1,600       101,300
Computer Associates International,
 Inc. .............................       7,400       144,300
Electronic Data Systems Corp.......       9,000       519,750
                                                  -----------
                                                      765,350
                                                  -----------
COMPUTER SYSTEMS (2.2%)
Apple Computer, Inc. (a)...........      10,800       160,650
Compaq Computer Corp. .............       8,600       129,430
Hewlett-Packard Co. ...............       6,900       217,781

------------
+ Percentages indicated are based on Portfolio net assets.


                                      SHARES           VALUE
                                     ------------------------
COMPUTER SYSTEMS (Continued)
International Business Machines
 Corp..............................       4,600   $   391,000
Unisys Corp. (a)...................       7,300       106,763
                                                  -----------
                                                    1,005,624
                                                  -----------
ELECTRIC POWER COMPANIES (2.1%)
Duke Energy Corp. .................       2,600       221,650
Exelon Corp. ......................       6,800       477,428
Southern Co. (The).................       7,300       242,725
                                                  -----------
                                                      941,803
                                                  -----------
ELECTRICAL EQUIPMENT (2.5%)
Emerson Electric Co. ..............      10,500       827,531
General Electric Co. ..............       6,100       292,419
                                                  -----------
                                                    1,119,950
                                                  -----------
ELECTRONICS-SEMICONDUCTORS (1.5%)
Intel Corp. .......................       6,500       196,625
Micron Technology, Inc. (a)........      12,300       436,650
Motorola, Inc......................       3,200        64,800
                                                  -----------
                                                      698,075
                                                  -----------
ENTERTAINMENT (1.4%)
Time Warner Inc. ..................       1,400        73,136
Viacom Inc. Class B (a)............       2,700       126,225
Walt Disney Co. (The)..............      14,200       410,913
                                                  -----------
                                                      610,274
                                                  -----------
FINANCE (15.4%)
American Express Co. ..............      11,500       631,782
American General Corp. ............       5,900       480,850
Citigroup Inc. ....................      51,046     2,606,536
Fannie Mae.........................       8,500       585,437
Freddie Mac........................       4,000       347,000
GreenPoint Financial Corp..........      20,000       818,750
Household International, Inc. .....       3,300       181,500
MBNA Corp. ........................       6,400       236,400
Morgan Stanley Dean Witter &
 Co. ..............................       8,200       649,850
USA Education, Inc. ...............       6,500       442,000
                                                  -----------
                                                    6,980,105
                                                  -----------
FOOD (0.4%)
Flowers Industries, Inc. ..........      12,500       196,875
                                                  -----------
HEALTH CARE-DRUGS (2.6%)
Lilly (Eli) & Co. .................       4,600       428,088
Merck & Co., Inc. .................       7,900       739,637
                                                  -----------
                                                    1,167,725
                                                  -----------
HEALTH CARE-MEDICAL PRODUCTS (0.7%)
Henry Schein, Inc. (a).............       9,500       328,937
                                                  -----------
HEALTH CARE-MISCELLANEOUS (7.0%)
Abbott Laboratories................       9,500       460,156
American Home Products Corp. ......       4,700       298,685
Bristol-Myers Squibb Co. ..........      13,400       990,763
Health Management Associates, Inc.
 Class A (a).......................      10,800       224,100

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

                  COMMON STOCKS (CONTINUED)
                                      SHARES           VALUE
                                     ------------------------
HEALTH CARE-MISCELLANEOUS (Continued)
HealthSouth Corp. (a)..............       7,800   $   127,237
Johnson & Johnson..................       9,000       945,563
Manor Care, Inc. (a)...............       6,400       132,000
                                                  -----------
                                                    3,178,504
                                                  -----------
HOUSEHOLD PRODUCTS (2.2%)
Kimberly-Clark Corp. ..............       3,900       275,691
Procter & Gamble Co. (The).........       9,100       713,781
                                                  -----------
                                                      989,472
                                                  -----------
INSURANCE (5.4%)
Allstate Corp. (The)...............       5,300       230,881
American International Group,
 Inc. .............................      13,658     1,346,167
Gallagher (Arthur J.) & Co. .......       7,700       489,912
John Hancock Financial Services,
 Inc...............................       4,400       165,550
Marsh & McLennan Companies, Inc....       1,900       222,300
                                                  -----------
                                                    2,454,810
                                                  -----------
INVESTMENT BANKS/BROKERAGE (0.8%)
Merrill Lynch & Co., Inc. .........       5,400       368,213
                                                  -----------
MANUFACTURING (1.2%)
Honeywell International Inc. ......       4,600       217,637
Minnesota Mining & Manufacturing
 Co. ..............................       2,700       325,350
                                                  -----------
                                                      542,987
                                                  -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (2.2%)
Coastal Corp. (The)................       8,500       750,656
Enron Corp.........................       2,900       241,063
                                                  -----------
                                                      991,719
                                                  -----------
OIL & GAS SERVICES (2.6%)
Anadarko Petroleum Corp. ..........       6,900       490,452
BJ Services Co. (a)................       8,100       557,888
Santa Fe International Corp........       3,600       115,425
                                                  -----------
                                                    1,163,765
                                                  -----------
OIL-INTEGRATED DOMESTIC (1.1%)
Conoco Inc. Class B................      17,466       505,422
                                                  -----------
OIL-INTEGRATED INTERNATIONAL (4.9%)
Exxon Mobil Corp. .................      25,541     2,220,471
                                                  -----------
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co. ...........       3,300       134,681
                                                  -----------

                                      SHARES           VALUE
                                     ------------------------
POLLUTION CONTROL (0.3%)
Waste Management, Inc. ............       4,200   $   116,550
                                                  -----------
PUBLISHING (0.6%)
McGraw-Hill Companies, Inc.
 (The).............................       1,800       105,525
Tribune Co. .......................       4,200       177,450
                                                  -----------
                                                      282,975
                                                  -----------
RESTAURANTS (0.6%)
McDonald's Corp. ..................       8,500       289,000
                                                  -----------
RETAIL (3.3%)
May Department Stores Co...........       2,800        91,700
RadioShack Corp....................       3,900       166,969
Sears, Roebuck & Co. ..............      15,300       531,675
Target Corp. ......................       5,300       170,925
Wal-Mart Stores, Inc...............      10,000       531,250
                                                  -----------
                                                    1,492,519
                                                  -----------
SHOES (0.7%)
NIKE, Inc. Class B.................       5,400       301,387
                                                  -----------
TELECOMMUNICATIONS (1.5%)
AT&T Corp. ........................      24,888       430,874
Sprint Corp. (FON Group)...........       4,500        91,406
WorldCom, Inc. (a).................      10,350       144,900
                                                  -----------
                                                      667,180
                                                  -----------
TELEPHONE (5.7%)
BellSouth Corp. ...................      12,800       524,000
SBC Communications Inc. ...........      23,265     1,110,904
Verizon Communications Inc. .......      18,682       936,435
                                                  -----------
                                                    2,571,339
                                                  -----------
TEXTILES (0.5%)
Liz Claiborne, Inc. ...............       5,400       224,775
                                                  -----------
TOBACCO (3.9%)
Philip Morris Companies Inc. ......      22,500       990,000
R.J. Reynolds Tobacco Holdings,
 Inc...............................       5,200       253,500
UST Inc. ..........................      18,900       530,381
                                                  -----------
                                                    1,773,881
                                                  -----------
Total Common Stocks (Cost
 $39,802,192)......................                43,306,027
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENT (4.8%)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                     ------------------------
FEDERAL AGENCY (4.8%)
Federal Home Loan Bank
 5.62%, due 1/2/01.................  $2,158,000   $ 2,157,663
                                                  -----------
Total Short-Term Investment (Cost
 $2,157,663).......................                 2,157,663
                                                  -----------
Total Investments (Cost
 $41,959,855)(b)...................       100.4%   45,463,690(c)
Liabilities in Excess of Cash and
 Other Assets......................        (0.4)     (185,693)
                                      ---------     ---------
Net Assets.........................       100.0%  $45,277,997
                                      =========     =========

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $42,307,309.
(c) At December 31, 2000 net unrealized appreciation was $3,156,381, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,583,079 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,426,698.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $41,959,855)...........   $45,463,690
Receivables:
  Investment securities sold..............       573,598
  Fund shares sold........................        56,907
  Dividends and interest..................        33,239
Unamortized organization expense..........         9,957
                                             -----------
        Total assets......................    46,137,391
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       803,183
  Adviser.................................        21,876
  Custodian...............................        11,513
  Administrator...........................         7,292
  Fund shares redeemed....................           467
Accrued expenses..........................        15,063
                                             -----------
        Total liabilities.................       859,394
                                             -----------
Net assets applicable to outstanding
  shares..................................   $45,277,997
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    40,092
Additional paid-in capital................    41,296,404
Accumulated undistributed net realized
  gain on investments.....................       437,666
Net unrealized appreciation on
  investments.............................     3,503,835
                                             -----------
Net assets applicable to outstanding
  shares..................................   $45,277,997
                                             ===========
Shares of capital stock outstanding.......     4,009,151
                                             ===========
Net asset value per share outstanding.....   $     11.29
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2000


INVESTMENT INCOME:
Income:
  Dividends (a)............................   $  567,620
  Interest.................................       86,250
                                              ----------
        Total income.......................      653,870
                                              ----------
Expenses:
  Advisory.................................      220,348
  Administration...........................       73,449
  Professional.............................       25,146
  Custodian................................       15,694
  Shareholder communication................       12,444
  Portfolio pricing........................        6,075
  Amortization of organization expense.....        4,293
  Directors................................        1,118
  Miscellaneous............................       10,676
                                              ----------
        Total expenses.....................      369,243
                                              ----------
Net investment income......................      284,627
                                              ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments...........    2,238,771
Net change in unrealized appreciation on
  investments..............................      187,076
                                              ----------
Net realized and unrealized gain on
  investments..............................    2,425,847
                                              ----------
Net increase in net assets resulting from
  operations...............................   $2,710,474
                                              ==========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $1,030.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                 2000          1999
                                                              -----------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   284,627   $   223,945
  Net realized gain on investments..........................    2,238,771       100,967
  Net change in unrealized appreciation on investments......      187,076     1,272,936
                                                              -----------   -----------
  Net increase in net assets resulting from operations......    2,710,474     1,597,848
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................     (291,978)     (228,939)
  From net realized gain on investments.....................     (728,989)           --
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......   (1,020,967)     (228,939)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   14,965,675    12,066,656
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    1,020,967       228,939
                                                              -----------   -----------
                                                               15,986,642    12,295,595
  Cost of shares redeemed...................................   (3,006,227)   (1,974,875)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   12,980,415    10,320,720
                                                              -----------   -----------
Net increase in net assets..................................   14,669,922    11,689,629
NET ASSETS:
Beginning of year...........................................   30,608,075    18,918,446
                                                              -----------   -----------
End of year.................................................  $45,277,997   $30,608,075
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                MAY 1,
                                                                                               1998 (a)
                                                               YEAR ENDED      YEAR ENDED      THROUGH
                                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                  2000            1999           1998
                                                              -------------------------------------------
Net asset value at beginning of period......................  $     10.84     $     10.23    $      10.00
                                                              ------------    ------------   ------------
Net investment income.......................................         0.07            0.08            0.05
Net realized and unrealized gain on investments.............         0.64            0.61            0.23
                                                              ------------    ------------   ------------
Total from investment operations............................         0.71            0.69            0.28
                                                              ------------    ------------   ------------
Less dividends and distributions:
  From net investment income................................        (0.07)          (0.08)          (0.05)
  From net realized gain on investments.....................        (0.19)             --              --
                                                              ------------    ------------   ------------
Total dividends and distributions...........................        (0.26)          (0.08)          (0.05)
                                                              ------------    ------------   ------------
Net asset value at end of period............................  $     11.29     $     10.84    $      10.23
                                                              ============    ============   ============
Total investment return.....................................         6.59%           6.73%           2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         0.78%           0.90%           1.02%+
  Net expenses..............................................         1.01%           0.95%           0.95%+
  Expenses (before reimbursement)...........................         1.01%           1.00%           1.39%+
Portfolio turnover rate.....................................          159%            121%             98%
Net assets at end of period (in 000's)......................  $    45,278     $    30,608    $     18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000



            COMMON STOCKS (98.9%)+
                                     SHARES         VALUE
                                   --------------------------
BEVERAGES (4.2%)
Anheuser-Busch Companies,
 Inc. ...........................      166,000   $  7,553,000
Coors (Adolph) Co.
 Class B.........................       21,450      1,722,703
                                                 ------------
                                                    9,275,703
                                                 ------------
BIOTECHNOLOGY (1.4%)
Genentech, Inc. (a)..............       37,600      3,064,400
                                                 ------------
BROADCAST/MEDIA (1.1%)
Comcast Corp.
 Special Class A (a).............       56,100      2,342,175
                                                 ------------
COMMUNICATIONS--EQUIPMENT (8.6%)
Acterna Corp. (a)................       81,900      1,105,650
Cisco Systems, Inc. (a)..........      285,000     10,901,250
JDS Uniphase Corp. (a)...........       17,050        710,772
Nokia Corp. ADR (b)..............      139,200      6,055,200
                                                 ------------
                                                   18,772,872
                                                 ------------
COMPUTER SOFTWARE & SERVICES (9.3%)
America Online, Inc. (a).........       64,750      2,253,300
E.piphany, Inc. (a)..............       35,575      1,918,827
Microsoft Corp. (a)..............      198,900      8,652,150
Openwave Systems Inc. (a)........       25,200      1,208,025
Oracle Corp. (a).................       49,200      1,429,875
VERITAS Software Corp. (a).......       41,950      3,670,625
Yahoo! Inc. (a)..................       39,100      1,179,721
                                                 ------------
                                                   20,312,523
                                                 ------------
COMPUTER SYSTEMS (9.6%)
Compaq Computer Corp. ...........       74,100      1,115,205
Dell Computer Corp. (a)..........      180,300      3,143,981
EMC Corp. (a)....................      170,800     11,358,200
Sun Microsystems, Inc. (a).......      189,700      5,287,888
                                                 ------------
                                                   20,905,274
                                                 ------------
ELECTRICAL EQUIPMENT (3.9%)
General Electric Co. ............      119,700      5,738,119
Solectron Corp. (a)..............       83,750      2,839,125
                                                 ------------
                                                    8,577,244
                                                 ------------
ELECTRONICS--COMPONENTS (1.6%)
Integrated Device Technology,
 Inc. (a)........................       26,000        861,250
Waters Corp. (a).................       30,700      2,563,450
                                                 ------------
                                                    3,424,700
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (9.1%)
Intel Corp. .....................      125,400      3,793,350
LAM Research Corp. (a)...........       18,100        262,450
Micron Technology, Inc. (a)......       51,700      1,835,350
Motorola, Inc. ..................      200,850      4,067,213
PMC-Sierra, Inc. (a).............       20,150      1,584,294
SDL, Inc. (a)....................        9,800      1,452,237
Semiconductor HOLDRs Trust.......       54,850      2,704,106

------------
+ Percentages indicated are based on Portfolio net assets.

                                      SHARES           VALUE
                                   --------------------------
+ Percentages indicated are based on Portfolio net assets.
ELECTRONICS--SEMICONDUCTORS (Continued)
Texas Instruments Inc. ..........       65,100   $  3,084,112
Xilinx, Inc. (a).................       23,500      1,083,937
                                                 ------------
                                                   19,867,049
                                                 ------------
ENTERTAINMENT (1.8%)
Time Warner Inc. ................       74,900      3,912,776
                                                 ------------
FINANCE (3.9%)
American Express Co. ............       68,300      3,752,231
Citigroup Inc. ..................       76,533      3,907,967
Freddie Mac......................       11,000        757,625
                                                 ------------
                                                    8,417,823
                                                 ------------
HEALTH CARE--DRUGS (11.7%)
Forest Laboratories, Inc. (a)....       11,450      1,521,418
Merck & Co., Inc. ...............       70,550      6,605,244
Pfizer Inc. .....................      188,000      8,648,000
Pharmaceutical HOLDRs Trust......       33,300      3,804,525
Pharmacia Corp. .................       82,800      5,050,800
                                                 ------------
                                                   25,629,987
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (3.8%)
Applera Corp.-Applied Biosystems
 Group...........................       27,100      2,549,094
Baxter International Inc. .......       27,500      2,428,593
Medtronic, Inc. .................       56,400      3,405,150
                                                 ------------
                                                    8,382,837
                                                 ------------
HEALTH CARE--MISCELLANEOUS (2.5%)
Abbott Laboratories..............       32,800      1,588,750
Alza Corp. (a)...................       44,800      1,904,000
Johnson & Johnson................       18,800      1,975,175
                                                 ------------
                                                    5,467,925
                                                 ------------
HOUSEHOLD PRODUCTS (2.3%)
Procter & Gamble Company (The)...       63,800      5,004,312
                                                 ------------
INSURANCE (3.1%)
American International Group,
 Inc. ...........................       68,362      6,737,930
                                                 ------------
INVESTMENT BANKS/BROKERAGE (2.7%)
Goldman Sachs Group, Inc.
 (The)...........................       21,700      2,320,544
Lehman Brothers Holdings,
 Inc. ...........................       22,700      1,535,088
Merrill Lynch & Co., Inc. .......       29,650      2,021,759
                                                 ------------
                                                    5,877,391
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.7%)
Enron Corp. .....................       43,450      3,611,781
                                                 ------------
PERSONAL LOANS (1.4%)
Providian Financial Corp. .......       52,825      3,037,437
                                                 ------------
POLLUTION CONTROL (1.9%)
Waste Management, Inc. ..........      152,900      4,242,975
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

          COMMON STOCKS (CONTINUED)

                                      SHARES           VALUE
                                   --------------------------
PUBLISHING--NEWSPAPER (2.7%)
Gannett Company, Inc. ...........       93,600   $  5,902,650
                                                 ------------
RETAIL (9.1%)
Costco Wholesale Corp. (a).......       86,150      3,440,616
Home Depot, Inc. (The)...........      114,400      5,226,650
Kroger Co. (The) (a).............      186,800      5,055,275
Wal-Mart Stores, Inc. ...........      114,850      6,101,406
                                                 ------------
                                                   19,823,947
                                                 ------------
TELECOMMUNICATIONS (0.3%)
Telefonaktiebolaget LM Ericsson
 AB ADR (b)......................       51,000        570,562
                                                 ------------
TRANSPORTATION (1.2%)
United Parcel Service, Inc. Class
 B...............................       45,500      2,675,969
                                                 ------------
Total Common Stocks
 (Cost $237,818,792).............                 215,838,242
                                                 ------------

SHORT-TERM
INVESTMENT (3.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
TIME DEPOSIT (3.0%)
Bank of New York Cayman
 5.50%, due 1/2/01...............   $6,511,000   $  6,511,000
                                                 ------------
Total Short-Term Investment
 (Cost $6,511,000)...............                   6,511,000
                                                 ------------
Total Investments
 (Cost $244,329,792) (c).........        101.9%   222,349,242(d)
Liabilities in Excess of
 Cash and Other Assets...........         (1.9)    (4,158,758)
                                   -----------   ------------
Net Assets.......................        100.0%  $218,190,484
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $253,594,736.
(d) At December 31, 2000 net unrealized depreciation was $31,245,494, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,213,403 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $40,458,897.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $244,329,792).........   $222,349,242
Cash.....................................          5,632
Receivables:
  Investment securities sold.............      1,595,481
  Fund shares sold.......................        426,489
  Dividends and interest.................        113,926
Unamortized organization expense.........            556
                                            ------------
        Total assets.....................    224,491,326
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      6,082,404
  Adviser................................        100,464
  Administrator..........................         30,740
  Shareholder communication..............         25,609
  Custodian..............................         25,606
  Fund shares redeemed...................         13,728
Accrued expenses.........................         22,291
                                            ------------
        Total liabilities................      6,300,842
                                            ------------
Net assets applicable to outstanding
  shares.................................   $218,190,484
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    146,738
Additional paid-in capital...............    262,926,989
Accumulated net realized loss on
  investments............................    (22,902,693)
Net unrealized depreciation on
  investments............................    (21,980,550)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $218,190,484
                                            ============
Shares of capital stock outstanding......     14,673,828
                                            ============
Net asset value per share outstanding....   $      14.87
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest...............................   $    603,641
  Dividends (a)..........................        468,425
                                            ------------
        Total income.....................      1,072,066
                                            ------------
Expenses:
  Advisory...............................        877,681
  Administration.........................        351,072
  Shareholder communication..............         69,674
  Custodian..............................         45,628
  Professional...........................         40,914
  Directors..............................          5,022
  Amortization of organization expense...          4,249
  Miscellaneous..........................         18,321
                                            ------------
        Total expenses...................      1,412,561
                                            ------------
Net investment loss......................       (340,495)
                                            ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments.........     (8,148,406)
Net change in unrealized appreciation on
  investments............................    (35,207,794)
                                            ------------
Net realized and unrealized loss on
  investments............................    (43,356,200)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(43,696,695)
                                            ============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $2,189.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                  2000          1999
                                                              ------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (340,495)  $   (12,120)
  Net realized gain (loss) on investments...................    (8,148,406)   11,073,031
  Net change in unrealized appreciation on investments......   (35,207,794)    9,293,252
                                                              ------------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (43,696,695)   20,354,163
                                                              ------------   -----------
Dividends and distributions to shareholders:
  From net investment income................................            --          (831)
  From net realized gain on investments.....................   (21,187,087)   (3,052,873)
                                                              ------------   -----------
    Total dividends and distributions to shareholders.......   (21,187,087)   (3,053,704)
                                                              ------------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   232,537,709    29,117,491
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    21,187,087     3,053,704
                                                              ------------   -----------
                                                               253,724,796    32,171,195
  Cost of shares redeemed...................................   (35,739,280)   (2,849,878)
                                                              ------------   -----------
  Increase in net assets derived from capital share
    transactions............................................   217,985,516    29,321,317
                                                              ------------   -----------
Net increase in net assets..................................   153,101,734    46,621,776
NET ASSETS:
Beginning of year...........................................    65,088,750    18,466,974
                                                              ------------   -----------
End of year.................................................  $218,190,484   $65,088,750
                                                              ============   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                  MAY 1,
                                                                                                 1998 (a)
                                                               YEAR ENDED        YEAR ENDED      THROUGH
                                                              DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                                  2000              1999           1998
                                                              ---------------------------------------------
Net asset value at beginning of period......................  $     18.55       $     11.78    $      10.00
                                                              ------------      ------------   ------------
Net investment income (loss)................................        (0.02)(b)         (0.01)(b)         0.01
Net realized and unrealized gain (loss) on investments......        (1.69)             7.71            1.78
                                                              ------------      ------------   ------------
Total from investment operations............................        (1.71)             7.70            1.79
                                                              ------------      ------------   ------------
Less dividends and distributions:
  From net investment income................................           --             (0.00)(c)        (0.01)
  From net realized gain on investments.....................        (1.97)            (0.93)             --
                                                              ------------      ------------   ------------
Total dividends and distributions...........................        (1.97)            (0.93)          (0.01)
                                                              ------------      ------------   ------------
Net asset value at end of period............................  $     14.87       $     18.55    $      11.78
                                                              ============      ============   ============
Total investment return.....................................        (9.97%)           65.50%          17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)..............................        (0.19%)           (0.04%)          0.11%+
  Net expenses..............................................         0.80%             0.85%           0.85%+
  Expenses (before reimbursement)...........................         0.80%             0.87%           1.28%+
Portfolio turnover rate.....................................          363%              203%             31%
Net assets at end of period (in 000's)......................  $   218,190       $    65,089    $     18,467

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000

            COMMON STOCKS (97.3%)+
                                       SHARES        VALUE
                                     ---------------------
ADVERTISING & MARKETING SERVICES (2.7%)
Acxiom Corp. (a)...................      21,100   $   821,581
ValueVision International, Inc.
 Class A (a).......................      12,400       156,550
                                                  -----------
                                                      978,131
                                                  -----------
AEROSPACE/DEFENSE (1.2%)
Armor Holdings, Inc. (a)...........      18,500       322,594
Orbital Sciences Corp. (a).........      30,700       126,637
                                                  -----------
                                                      449,231
                                                  -----------
AIR FREIGHT (0.3%)
EGL, Inc. (a)......................       4,400       105,325
                                                  -----------
AIRLINES (2.7%)
Frontier Airlines, Inc. (a)........      13,100       405,281
SkyWest, Inc.......................      20,200       580,750
                                                  -----------
                                                      986,031
                                                  -----------
BIOTECHNOLOGY (1.6%)
Collateral Therapeutics, Inc.
 (a)...............................         800        14,150
Corixa Corp. (a)...................       7,600       211,850
Hyseq, Inc. (a)....................       1,500        21,563
Invitrogen Corp. (a)...............       1,400       120,925
Medicines Co. (The) (a)............       4,500        92,250
Scios Inc. (a).....................       4,800       106,800
                                                  -----------
                                                      567,538
                                                  -----------
BROADCAST/MEDIA (0.3%)
Regent Communications, Inc. (a)....      17,700       105,094
                                                  -----------
CHEMICALS (3.7%)
Albany Molecular Research, Inc.
 (a)...............................       7,400       456,025
OM Group, Inc......................      16,000       874,000
                                                  -----------
                                                    1,330,025
                                                  -----------
COMMERCIAL & CONSUMER SERVICES (3.7%)
CheckFree Corp. (a)................       4,700       202,394
G&K Services, Inc. Class A.........      13,400       376,875
Iron Mountain Inc. (a).............      15,700       582,862
Management Network Group, Inc.
 (The) (a).........................       4,300        51,063
Pegasus Solutions, Inc. (a)........      17,900       124,181
                                                  -----------
                                                    1,337,375
                                                  -----------
COMMUNICATIONS--EQUIPMENT (7.0%)
Cable Design Technologies Corp.
 (a)...............................      12,450       209,316
CellStar Corp. (a).................      41,400        59,513
EMS Technologies, Inc. (a).........       3,620        42,082
Plantronics, Inc. (a)..............      36,700     1,724,900
Sawtek Inc. (a)....................      10,400       480,350
                                                  -----------
                                                    2,516,161
                                                  -----------
COMPUTER SOFTWARE & SERVICES (7.7%)
Advanced Digital Information Corp.
 (a)...............................      28,800       662,400
BSQUARE Corp. (a)..................       5,600        33,600
eLoyalty Corp. (a).................      26,100       168,836

------------
+ Percentages indicated are based on Portfolio net assets.

                                         SHARES      VALUE
                                     ------------------------
COMPUTER SOFTWARE & SERVICES (Continued)
Exchange Applications, Inc. (a)....       6,900   $     8,410
EXE Technologies, Inc. (a).........       7,600        98,800
IMRglobal Corp. (a)................       4,700        25,262
Investment Technology Group, Inc.
 (a)...............................       2,700       112,725
Manhattan Associates, Inc. (a).....       5,100       217,388
Manugistics Group, Inc. (a)........       4,800       273,600
MarchFIRST, Inc. (a)...............      10,466        15,699
MetaSolv, Inc. (a).................       1,700        15,512
Phoenix Technologies Ltd. (a)......       8,600       115,966
Project Software & Development,
 Inc. (a)..........................       5,000        53,672
RadiSys Corp. (a)..................      15,350       397,181
RSA Security Inc. (a)..............       2,000       105,750
S1 Corp. (a).......................      21,700       113,925
THQ Inc. (a).......................       7,900       192,563
Verity, Inc. (a)...................       3,400        81,812
Virage, Inc. (a)...................       1,700         9,137
WatchGuard Technologies, Inc.
 (a)...............................       1,900        60,088
                                                  -----------
                                                    2,762,326
                                                  -----------
COMPUTER SYSTEMS (0.1%)
Cray Inc. (a)......................      16,000        24,000
                                                  -----------
COMPUTERS--HARDWARE (1.1%)
In Focus Corp. (a).................       5,700        84,075
National Instruments Corp. (a).....       5,100       247,669
Silicon Storage Technology, Inc.
 (a)...............................       5,800        68,512
                                                  -----------
                                                      400,256
                                                  -----------
COMPUTERS--PERIPHERALS (0.7%)
MICROS Systems, Inc. (a)...........       8,100       147,825
Xircom, Inc. (a)...................       6,800       105,400
                                                  -----------
                                                      253,225
                                                  -----------
COSMETICS/PERSONAL CARE (0.4%)
Steiner Leisure Ltd. (a)...........      10,900       152,600
                                                  -----------
DATA PROCESSING SERVICES (1.5%)
Documentum, Inc. (a)...............      11,300       561,469
                                                  -----------
ELECTRICAL EQUIPMENT (1.9%)
Artesyn Technologies, Inc. (a).....      11,300       179,387
SLI, Inc...........................      18,500       119,094
Technitrol, Inc....................       6,600       271,425
Three-Five Systems, Inc. (a).......       7,350       132,300
                                                  -----------
                                                      702,206
                                                  -----------
ELECTRONICS--COMPONENTS (1.3%)
Ampex Corp. Class A (a)............      12,000         4,500
Interlink Electronics, Inc. (a)....       3,100        39,331
Moog Inc. Class A (a)..............         900        26,100
NVIDIA Corp. (a)...................       8,400       275,231
Pioneer-Standard Electronics,
 Inc...............................       3,200        35,200
Rudolph Technologies, Inc. (a).....       1,200        36,225
Universal Electronics Inc. (a).....       3,000        46,313
                                                  -----------
                                                      462,900
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

           COMMON STOCKS (CONTINUED)

                                          SHARES      VALUE
                                     ------------------------
ELECTRONICS--INSTRUMENTATION (2.1%)
Analogic Corp......................       5,400   $   240,638
Coherent, Inc. (a).................      11,000       357,500
LeCroy Corp. (a)...................       7,100        87,862
SonoSite, Inc. (a).................       6,000        76,500
                                                  -----------
                                                      762,500
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (1.3%)
AXT, Inc. (a)......................       4,400       145,475
Dallas Semiconductor Corp..........       3,200        82,000
Fairchild Semiconductor
 International, Inc. Class A (a)...       8,800       127,050
Helix Technology Corp..............       1,600        37,875
Oak Technology, Inc. (a)...........       7,200        62,550
Therma-Wave, Inc. (a)..............       1,600        22,400
                                                  -----------
                                                      477,350
                                                  -----------
EMPLOYMENT SERVICES (0.8%)
Labor Ready, Inc. (a)..............       7,150        23,684
On Assignment, Inc. (a)............       9,800       279,300
                                                  -----------
                                                      302,984
                                                  -----------
ENTERTAINMENT (0.5%)
Activision, Inc. (a)...............      10,100       152,762
Cinar Corp. Class B (a)............       7,400        26,825
                                                  -----------
                                                      179,587
                                                  -----------
FINANCE (2.3%)
Federal Agricultural Mortgage Corp.
 Class C (a).......................       9,200       215,050
Metris Companies Inc...............      13,300       349,956
NCO Group, Inc. (a)................       8,400       255,150
                                                  -----------
                                                      820,156
                                                  -----------
FOOD (0.8%)
Horizon Organic Holding Corp.
 (a)...............................       5,700        25,294
Smithfield Foods, Inc. (a).........       4,000       121,600
United Natural Foods, Inc. (a).....       7,100       125,137
                                                  -----------
                                                      272,031
                                                  -----------
GOLD & PRECIOUS METALS MINING (2.1%)
Stillwater Mining Co. (a)..........      19,350       761,422
                                                  -----------
HEALTH CARE--DRUGS (4.2%)
Barr Laboratories, Inc. (a)........       3,750       273,516
ICOS Corp. (a).....................       9,500       493,406
ILEX Oncology, Inc. (a)............       4,500       118,406
K-V Pharmaceutical Co. Class A
 (a)...............................       4,400       110,000
Kos Pharmaceuticals, Inc. (a)......       5,700       100,462
Maxim Pharmaceuticals, Inc. (a)....       3,500        22,313
Noven Pharmaceuticals, Inc. (a)....       3,000       112,125
SICOR Inc. (a).....................      14,100       203,569
SuperGen, Inc. (a).................       4,500        62,437
                                                  -----------
                                                    1,496,234
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (3.2%)
Arrow International, Inc...........       9,500       357,883
ATS Medical, Inc. (a)..............      18,300       259,631
Bio-Rad Laboratories, Inc. Class A
 (a)...............................         600        19,080

                                         SHARES       VALUE
                                     ------------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
Diagnostic Products Corp...........       3,900   $   213,038
Orthofix International N.V. (a)....      10,100       193,162
Radiance Medical Systems, Inc.
 (a)...............................       8,600        43,000
Theragenics Corp. (a)..............      10,300        51,500
                                                  -----------
                                                    1,137,294
                                                  -----------
HEALTH CARE--MISCELLANEOUS (5.2%)
Advance Paradigm, Inc. (a).........      10,700       486,850
Apria Healthcare Group Inc. (a)....      14,900       443,275
First Consulting Group, Inc. (a)...       4,100        19,475
Hanger Orthopedic Group, Inc.
 (a)...............................       8,500        11,156
Hooper Holmes, Inc.................      28,900       319,634
Matria Healthcare, Inc. (a)........       8,125        78,203
Pharmaceutical Product Development,
 Inc. (a)..........................       6,400       318,000
Renal Care Group, Inc. (a).........       6,700       183,727
                                                  -----------
                                                    1,860,320
                                                  -----------
HOMEBUILDING (0.5%)
Crossmann Communities, Inc. (a)....       9,100       191,100
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.0%)
Alloy Online, Inc. (a).............       5,500        42,281
Critical Path, Inc. (a)............       1,700        52,275
CyberSource Corp. (a)..............       5,700        13,538
eCollege.com (a)...................       8,600        34,938
eMerge Interactive, Inc. (a).......       3,700        13,412
Jupiter Media Metrix, Inc. (a).....       5,676        52,858
Lionbridge Technologies, Inc.
 (a)...............................       8,500        30,547
Multex.com, Inc. (a)...............       6,300        83,475
Netopia, Inc. (a)..................       3,700        15,956
Primus Knowledge Solutions, Inc.
 (a)...............................       2,700        17,550
Proxicom, Inc. (a).................       2,400         9,900
                                                  -----------
                                                      366,730
                                                  -----------
INVESTMENT BANKS/BROKERAGE (0.3%)
Raymond James Financial, Inc.......       3,100       108,113
                                                  -----------
LEISURE TIME (1.4%)
American Classic Voyages Co. (a)...       8,200       114,800
Bally Total Fitness Holding Corp.
 (a)...............................       7,100       240,513
Championship Auto Racing
 Teams, Inc. (a)...................       7,400       155,400
                                                  -----------
                                                      510,713
                                                  -----------
MACHINERY (0.5%)
Semitool, Inc. (a).................      17,900       173,406
                                                  -----------
MANUFACTURING (1.7%)
CTS Corp...........................       2,300        83,806
Dionex Corp. (a)...................       2,300        79,350
Flow International Corp. (a).......       8,800        96,800
Ionics, Inc. (a)...................       5,700       161,738
Matthews International Corp. Class
 A.................................       6,000       189,375
                                                  -----------
                                                      611,069
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2000

           COMMON STOCKS (CONTINUED)

                                        SHARES       VALUE
                                     ------------------------
METALS (0.3%)
North American Palladium Ltd.
 (a)...............................      11,900   $   108,146
                                                  -----------
OIL & GAS SERVICES (8.2%)
Core Laboratories N.V. (a).........      19,400       529,863
Evergreen Resources, Inc. (a)......       7,900       305,137
EXCO Resources, Inc. (a)...........      10,400       162,500
Forest Oil Corp. (a)...............       4,100       151,187
Grant Prideco, Inc. (a)............       4,800       105,300
Louis Dreyfus Natural Gas Corp.
 (a)...............................      14,200       650,538
Seitel, Inc. (a)...................       8,300       153,031
Stone Energy Corp. (a).............       4,600       296,930
Superior Energy Services, Inc.
 (a)...............................      12,000       138,000
Vintage Petroleum, Inc.............      21,800       468,700
                                                  -----------
                                                    2,961,186
                                                  -----------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.5%)
Catellus Development Corp. (a).....       4,600        80,500
Healthcare Realty Trust Inc........       5,300       112,625
                                                  -----------
                                                      193,125
                                                  -----------
RESTAURANTS (1.4%)
Buca, Inc. (a).....................       3,400        49,937
CEC Entertainment, Inc. (a)........       8,700       296,888
P.F. Chang's China Bistro, Inc.
 (a)...............................       4,700       147,756
                                                  -----------
                                                      494,581
                                                  -----------
RETAIL (8.1%)
AnnTaylor Stores Corp. (a).........      17,000       423,938
Children's Place Retail Stores,
 Inc. (The) (a)....................      13,600       275,400
Cost Plus, Inc. (a)................       4,925       144,672
Cutter & Buck Inc. (a).............       8,000        61,000
Guess?, Inc. (a)...................      11,900        63,219
Insight Enterprises, Inc. (a)......      13,450       241,259
Kenneth Cole Productions, Inc.
 Class A (a).......................       5,700       229,425
MSC Industrial Direct Co., Inc.
 Class A (a).......................      20,500       370,281
Pacific Sunwear of California, Inc.
 (a)...............................      19,250       493,281
Tarrant Apparel Group (a)..........      10,700        38,787
Whole Foods Market, Inc. (a).......       9,300       568,463
                                                  -----------
                                                    2,909,725
                                                  -----------
SHOES (4.6%)
Timberland Co. (The) Class A (a)...      22,000     1,471,250
Vans, Inc. (a).....................      10,000       169,375
                                                  -----------
                                                    1,640,625
                                                  -----------
SPECIALIZED SERVICES (3.7%)
Aegis Communications Group, Inc.
 (a)...............................      46,400        37,120
Butler International, Inc. (a).....       5,150        23,819
Corporate Executive Board Co. (The)
 (a)...............................      18,500       735,664
DiamondCluster International Inc.
 Class A (a).......................       5,650       172,325

                                        SHARES        VALUE
                                     ------------------------
SPECIALIZED SERVICES (Continued)
Forrester Research, Inc. (a).......       4,100   $   205,256
Healthcare Services Group, Inc.
 (a)...............................      11,000        70,125
Student Advantage, Inc. (a)........      24,500       104,125
                                                  -----------
                                                    1,348,434
                                                  -----------
TELECOMMUNICATIONS (2.7%)
Comtech Telecommunications Corp.
 (a)...............................       8,200       127,612
Lexent Inc. (a)....................       3,600        61,650
Lightbridge, Inc. (a)..............       8,100       106,313
Luminent, Inc. (a).................       7,400        44,515
Mpower Communications Corp. (a)....       8,400        43,050
TALK.com Inc. (a)..................      19,000        27,312
TeleTech Holdings, Inc. (a)........      29,500       542,063
U.S. Wireless Corp. (a)............       2,900        12,688
                                                  -----------
                                                      965,203
                                                  -----------
TELEPHONE (0.3%)
Boston Communications Group, Inc.
 (a)...............................       3,700       103,138
                                                  -----------
TEXTILES (1.7%)
Quiksilver, Inc. (a)...............      21,100       408,813
Tropical Sportswear International
 Corp. (a).........................      13,800       191,475
                                                  -----------
                                                      600,288
                                                  -----------
Total Common Stocks (Cost
 $34,780,265)......................                35,049,353
                                                  -----------
SHORT-TERM
INVESTMENT (2.4%)
                                      PRINCIPAL
                                         AMOUNT
                                     ---------
TIME DEPOSIT (2.4%)
Bank of New York Cayman 5.50%, due
 1/2/01............................  $  855,000       855,000
                                                  -----------
Total Short-Term Investment (Cost
 $855,000).........................                   855,000
                                                  -----------
Total Investments (Cost
 $35,635,265)(b)...................        99.7%   35,904,353(c)
Cash and Other Assets, Less
 Liabilities.......................         0.3       110,472
                                      ---------     ---------
Net Assets.........................       100.0%  $36,014,825
                                      =========     =========


------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $35,688,345.
(c) At December 31, 2000 net unrealized appreciation was $216,008, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,907,070 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,691,062.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS:
Investment in securities, at value
  (identified cost $35,635,265)...........   $35,904,353
Cash......................................         1,325
Receivables:
  Investment securities sold..............       380,497
  Fund shares sold........................         4,731
  Dividends and interest..................         4,260
Unamortized organization expense..........         9,957
                                             -----------
        Total assets......................    36,305,123
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       204,310
  Custodian...............................        34,171
  Adviser.................................        17,656
  Fund shares redeemed....................        14,147
  Administrator...........................         5,885
  Shareholder communication...............         3,747
Accrued expenses..........................        10,382
                                             -----------
        Total liabilities.................       290,298
                                             -----------
Net assets applicable to outstanding
  shares..................................   $36,014,825
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    38,297
Additional paid-in capital................    39,506,646
Accumulated net realized loss on
  investments.............................    (3,799,206)
Net unrealized appreciation on
  investments.............................       269,088
                                             -----------
Net assets applicable to outstanding
  shares..................................   $36,014,825
                                             ===========
Shares of capital stock outstanding.......     3,829,650
                                             ===========
Net asset value per share outstanding.....   $      9.40
                                             ===========
STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:
Income:
  Interest................................   $   113,336
  Dividends...............................        47,740
                                             -----------
        Total income......................       161,076
                                             -----------
Expenses:
  Advisory................................       244,928
  Administration..........................        81,643
  Custodian...............................        49,230
  Professional............................        25,351
  Shareholder communication...............        13,331
  Portfolio pricing.......................         6,075
  Amortization of organization expense....         4,293
  Directors...............................         1,285
  Miscellaneous...........................        10,707
                                             -----------
        Total expenses....................       436,843
                                             -----------
Net investment loss.......................      (275,767)
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........    (3,794,487)
Net change in unrealized appreciation on
  investments.............................    (4,370,891)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (8,165,378)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(8,441,145)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000
and December 31, 1999

                                                                 2000          1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (275,767)  $  (113,921)
  Net realized gain (loss) on investments...................   (3,794,487)    2,297,084
  Net change in unrealized appreciation on investments......   (4,370,891)    4,073,226
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (8,441,145)    6,256,389
                                                              -----------   -----------
Distribution to shareholders:
  From net realized gain on investments.....................   (1,129,645)     (535,006)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   21,532,370    14,691,410
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................    1,129,645       535,006
                                                              -----------   -----------
                                                               22,662,015    15,226,416
  Cost of shares redeemed...................................   (9,176,410)   (4,715,163)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   13,485,605    10,511,253
                                                              -----------   -----------
Net increase in net assets..................................    3,914,815    16,232,636
NET ASSETS:
Beginning of year...........................................   32,100,010    15,867,374
                                                              -----------   -----------
End of year.................................................  $36,014,825   $32,100,010
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                               MAY 1,
                                                                                              1998 (a)
                                                               YEAR ENDED     YEAR ENDED      THROUGH
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  2000           1999           1998
                                                              ------------------------------------------
Net asset value at beginning of period......................    $ 11.94        $  9.21        $ 10.00
                                                                -------        -------        -------
Net investment loss.........................................      (0.07)(b)      (0.05)(b)      (0.01)
Net realized and unrealized gain (loss) on investments......      (2.19)          2.81          (0.78)
                                                                -------        -------        -------
Total from investment operations............................      (2.26)          2.76          (0.79)
                                                                -------        -------        -------
Less distributions:
  From net realized gain on investments.....................      (0.28)         (0.03)            --
                                                                -------        -------        -------
Net asset value at end of period............................    $  9.40        $ 11.94        $  9.21
                                                                =======        =======        =======
Total investment return.....................................     (19.08%)        32.19%         (7.90%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.68%)        (0.54%)        (0.35%)+
  Net expenses..............................................       1.07%          0.95%          0.95% +
  Expenses (before reimbursement)...........................       1.07%          1.04%          1.50% +
Portfolio turnover rate.....................................         51%            59%            12%
Net assets at end of period (in 000's)......................    $36,015        $32,100        $15,867

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company. American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, which commenced operations on May 1, 1998, Convertible Portfolio, which commenced operations on October 1, 1996, High Yield Corporate Bond, International Equity and Value Portfolios, which commenced operations on May 1, 1995, Capital Appreciation, Cash Management, Government, Total Return and Indexed Equity Portfolios, which commenced operations on January 29, 1993 and Bond and Growth Equity Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Account-III ("Separate Account"). The Separate Account is used to fund flexible premium deferred variable annuity policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Government: to seek a high level of current income, consistent with safety of principal.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

Bond: to seek the highest income over the long term consistent with preservation of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. These bonds may involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

There are certain risks involved in investing in foreign securities that are different from the usual risks inherent in domestic instruments. These risks include difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the National Association of Securities Dealers NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

                                                   MAINSTAY VP SERIES FUND, INC.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond, International Equity and Value Portfolios enter into foreign currency forward contracts primarily in order to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Portfolio's exposure at year-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at December 31, 2000:

                                                               CONTRACT      CONTRACT       UNREALIZED
                                                                AMOUNT        AMOUNT      APPRECIATION/
                                                                 SOLD        PURCHASED    (DEPRECIATION)
                                                              -----------   -----------   --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 3/1/01.......................  E 6,993,251   $ 6,255,021    $  (328,598)
Pound Sterling vs. U.S. Dollar, expiring 3/1/01.............  L10,010,000   $14,177,664       (791,232)

                                                               CONTRACT      CONTRACT
                                                                AMOUNT        AMOUNT
                                                               PURCHASED       SOLD
                                                              -----------   -----------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 3/1/01.......................  E 1,325,000   $ 1,173,751         73,636
                                                                                           -----------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                               $(1,046,194)
                                                                                           ===========

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency forward contracts open at December 31, 2000:

                                                                 CONTRACT       CONTRACT      UNREALIZED
                                                                  AMOUNT         AMOUNT     APPRECIATION/
                                                                   SOLD        PURCHASED    (DEPRECIATION)
                                                                 --------      ---------    --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Japanese Yen vs. U.S. Dollar, expiring 2/28/01..............  Y   99,000,000   $  914,068     $  38,595
Pound Sterling vs. U.S. Dollar, expiring 2/6/01.............   L     946,000   $1,364,528       (49,671)
Swiss Franc vs. U.S. Dollar, expiring 2/12/01...............   CF    355,000   $  201,785       (18,160)

                                                                 CONTRACT       CONTRACT
                                                                  AMOUNT         AMOUNT
                                                                PURCHASED         SOLD
                                                                ---------       --------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Japanese Yen vs. U.S. Dollar, expiring 2/28/01..............  Y   99,000,000   $  906,344       (30,871)
Pound Sterling vs. Euro, expiring 2/6/01....................   L     955,568   E1,535,000       (15,347)
                                                                                              ---------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                                  $ (75,454)
                                                                                              =========

                                      (D)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (E)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Premiums on securities purchased are not amortized for any Portfolio except Cash Management Portfolio which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (G)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at year-end exchange rates are reflected in unrealized foreign exchange gains (losses).

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at December 31, 2000:

             CURRENCY                        COST            VALUE
----------------------------------         --------         --------
Euro                 E    368,913          $327,994         $346,371
Japanese Yen         Y    226,438             1,983            1,983
                                           --------         --------
                                           $329,977         $348,354
                                           ========         ========

                                      (H)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (I)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at December 31, 2000:

                                                                          PRINCIPAL                                    PERCENT
                                                     ACQUISITION           AMOUNT/                       12/31/00         OF
                 SECURITY                              DATE(S)              SHARES        COST             VALUE      NET ASSETS
                 --------                        -------------------      ----------   -----------      -----------   ----------
Electronic Retailing Systems
  International, Inc.
  8.00%, due 8/1/04 (a)....................        7/6/00-10/1/00         $  541,086   $    40,581      $    40,581      0.0%(b)
  10.00%, due 8/1/01 (a)...................        7/6/00-10/1/00            543,617       207,934          207,934      0.0 (b)
  Preferred Stock
  Series A-1 (a)...........................            5/20/98                 4,247            42               42      0.0 (b)
FRI-MRD Corp.
  14.00%, due 1/24/02......................           10/30/98             3,000,000     3,009,844        2,955,000      0.5
  15.00%, due 1/24/02......................        8/12/97-4/3/98          5,400,000     5,377,987        4,590,000      0.8
Genesis Health Ventures, Inc.
  Bank debt, Term Loan B
  9.66%, due 9/30/04.......................            2/25/00             1,528,721     1,049,369          917,233      0.2
  Bank debt, Term Loan C
  9.91%, due 6/1/05........................            2/25/00             1,521,224     1,042,982          912,734      0.2
  Bank debt, Revolver
  10.25%, due 9/30/03......................        2/15/00-7/14/00           481,250       299,334          293,562      0.0 (b)
ICO Global Communications Holdings Ltd.
  Common Stock, Class A....................            5/15/00               334,930     3,500,019        1,339,720      0.2
Multicare Companies, Inc. (The)
  Bank debt, Term Loan B
  9.51%, due 9/30/04.......................            2/25/00             1,359,466       934,783          780,334      0.1
  Bank debt, Term Loan C
  10.35%, due 6/1/05.......................            2/25/00               450,838       309,543          258,781      0.0 (b)
  Bank debt, Revolver
  10.75%, due 9/30/03......................            2/15/00               259,736       161,148          149,089      0.0 (b)
Pacific & Atlantic (Holdings) Inc.
  Preferred Stock
  7.50%, Class A...........................            2/4/00                153,164     1,524,981          765,820      0.1
Paperboard Industries International, Inc.
  Preferred Stock
  5.00%, Class A...........................            5/4/98                145,000     2,413,129        2,223,395      0.3
President Casinos, Inc.
  12.00%, due 9/15/01......................            12/3/98             1,180,000     1,180,000          944,000      0.2
Synthetic Industries, Inc.
  Bridge Loan
  17.00%, due 6/14/08......................       12/17/99-3/27/00           665,000       665,000          638,400      0.1
                                                                                       -----------      -----------      ---
                                                                                       $21,716,676      $17,016,625      2.7%
                                                                                       ===========      ===========      ===

----------
(a) PIK ("Payment in Kind") - interest payment is made with additional shares.
(b) Less than one tenth of a percent.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

Restricted security held at December 31, 2000:

                                                                                                                       PERCENT
                                                     ACQUISITION                                         12/31/00         OF
                 SECURITY                               DATE                SHARES        COST             VALUE      NET ASSETS
                 --------                        -------------------      ----------   -----------      -----------   ----------
Paperboard Industries International, Inc.
  Preferred Stock, 5.00%, Class A..........            5/4/98                 15,000   $   249,634      $   230,006      0.1%
                                                                                       ===========      ===========      ===

                                      (J)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

At December 31, 2000, Government and Total Return Portfolios had portfolio securities on loan with a market value of $27,401,225 and $54,390,164, respectively, to broker-dealers and government securities dealers.

Cash collateral received by Government, Total Return and Growth Equity Portfolios is invested in investment grade commercial paper, or other securities in accordance with the Portfolios Securities Lending Procedures. Such investments are included as an asset, and the obligation to return the cash collateral is recorded as a liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $918,659 and $1,079,674, respectively, as of December 31, 2000.

Net income earned for securities lending transactions amounted to $93,927, $142,040 and $127,954 net of broker fees and rebates, for the Government, Total Return and Growth Equity Portfolios, respectively, for the year ended December 31, 2000, which is included as interest income on the Statement of Operations.

GOVERNMENT PORTFOLIO

Investments made with cash collateral at December 31, 2000:

                                                                SHARES           VALUE
                                                              ---------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................     795,473      $   795,473
Cash with Security Lending Agent............................                          474
                                                                              -----------
                                                                                  795,947
                                                                              -----------
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
SHORT-TERM COMMERCIAL PAPER
Asset One Securitization, LLC
  6.76%, due 1/5/01.........................................  $2,900,000        2,897,835
Autobahn Funding Corp.
  6.76%, due 1/16/01........................................   4,507,000        4,494,380
VistaOne Metafolio, LLC
  6.82%, due 1/10/01........................................   3,644,000        3,637,805
                                                                              -----------
                                                                               11,030,020
                                                                              -----------
MASTER NOTE
Bank of America Securities
  6.88%, due 1/2/01.........................................   5,500,000        5,500,000
                                                                              -----------
REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
  6.79%, due 1/2/01
  (Collateralized by
  $5,164,430 Indiana Michigan Power
    9.82%, due 12/7/22 Market Value $5,164,430
  $142,500 YPF Sociedad Anonima
    7.50%, due 10/26/02 Market Value $142,500)..............   5,000,000        5,000,000
Morgan (J.P.) Securities Inc.
  6.60%, due 1/2/01
  (Collateralized by
  $5,761,594 Computer Associates International
    6.375%, due 4/15/05 Market Value $5,842,726)............   5,564,500        5,564,500
                                                                              -----------
                                                                               10,564,500
                                                                              -----------
Total investments made with cash collateral.................                  $27,890,467
                                                                              ===========
Non-cash collateral received and held by the Portfolio at
  December 31, 2000:
                                                                                 VALUE
                                                                              -----------

United States Treasury Bonds
  6.00%, due 2/15/26........................................      55,000      $    59,125
  6.25%, due 8/15/23........................................     305,000          337,692
  6.375%, due 8/15/27.......................................      45,000           51,131
  6.625%, due 2/15/27.......................................      60,000           69,806
  6.75%, due 8/15/26........................................      45,000           53,100
  6.875%, due 8/15/25.......................................      45,000           53,761
  7.875%, due 2/15/21.......................................      50,000           65,188
  8.125%, due 5/15/21.......................................      70,000           92,159
  9.125%, due 5/15/18.......................................      40,000           56,338
  11.25%, due 2/15/15.......................................      50,000           80,359
                                                                              -----------
Total non-cash collateral...................................                  $   918,659
                                                                              ===========
Total collateral............................................                  $28,809,126
                                                                              ===========

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

Investments made with cash collateral at December 31, 2000:

                                                                SHARES            VALUE
                                                              ----------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................    1,934,275      $ 1,934,275
Cash with Security Lending Agent............................                         2,236
                                                                               -----------
                                                                                 1,936,511
                                                                               -----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Asset One Securitization, LLC 6.76%, due 1/5/01.............  $ 3,470,000        3,467,409
Autobahn Funding Corp. 7.02%, due 1/12/01...................    9,745,000        9,724,157
VistaOne Metafolio, LLC 6.82%, due 1/10/01..................    4,865,000        4,856,729
                                                                               -----------
                                                                                18,048,295
                                                                               -----------
MASTER NOTE
Bank of America Securities 6.88%, due 1/2/01................   10,000,000       10,000,000
                                                                               -----------
REPURCHASE AGREEMENTS
Deutsche Bank Alex Brown Inc.
  6.82%, due 1/2/01
  (Collateralized by
  $5,022,395 Comm 2000 - FL2A
    6.6806%, due 1/15/03 Market Value $5,022,395
  $2,179,888 Wells Fargo Financial
    7.00%, due 11/1/05 Market Value $2,179,888).............    7,000,000        7,000,000
Morgan (J.P.) Securities Inc.
  6.60%, due 1/2/01
  (Collateralized by
  $7,102,760 Florida Resource Property & Casualty
    7.375% due 7/1/03 Market Value $7,356,676
  $1,861,417 Hanson Overseas B.V.
    7.375%, due 1/15/03 Market Value $1,923,107
  $1,487,495 Heller Financial Inc.
    6.50%, due 7/22/02 Market Value $1,487,495
  $8,501,313 Raytheon Co.
    6.75%, due 8/15/07 Market Value $8,715,472).............   18,555,000       18,555,000
                                                                               -----------
                                                                                25,555,000
                                                                               -----------
Total investments made with cash collateral.................                   $55,539,806
                                                                               ===========
Non-cash collateral received and held by the Portfolio at December 31, 2000:

                                                                                  VALUE
                                                                               -----------
United States Treasury Bonds
  6.25%, due 8/15/23........................................      522,000      $   577,952
  6.375%, due 8/15/27.......................................       49,000           55,676
  7.875%, due 2/15/21.......................................       39,000           50,846
  8.00%, due 11/15/21.......................................      185,000          241,425
  11.875%, due 11/15/03.....................................       80,000           95,375
  12.00%, due 8/15/13.......................................       40,000           58,400
                                                                               -----------
Total non-cash collateral...................................                   $ 1,079,674
                                                                               ===========
Total collateral............................................                   $56,619,480
                                                                               ===========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. International Equity Portfolio may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

The Portfolio may purchase call and put options on its portfolio securities or foreign currencies. The Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (L)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (M)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (N)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting

                                                   MAINSTAY VP SERIES FUND, INC.

purposes but not for federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss), accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net realized gain (loss) on foreign currency transactions and paid-in capital arising from permanent differences; net assets are not affected.

                                                                                     ACCUMULATED
                                                                   ACCUMULATED      UNDISTRIBUTED
                                                  ACCUMULATED     UNDISTRIBUTED      NET REALIZED
                                                 UNDISTRIBUTED     NET REALIZED     GAIN (LOSS) ON    ADDITIONAL
                                                 NET INVESTMENT    GAIN (LOSS)     FOREIGN CURRENCY     PAID-IN
                                                 INCOME (LOSS)    ON INVESTMENTS     TRANSACTIONS       CAPITAL
                                                 --------------   --------------   ----------------   -----------
Capital Appreciation Portfolio.................    $2,872,534        $      0        $         0      $(2,872,534)
Convertible Portfolio..........................       (88,984)         77,771             16,285           (5,072)
Government Portfolio...........................         1,259          (1,259)                 0                0
High Yield Corporate Bond Portfolio............     2,585,759         353,680         (2,939,439)               0
International Equity Portfolio.................       649,632          50,986           (700,618)               0
Total Return Portfolio.........................        28,865         (28,865)                 0                0
Value Portfolio................................       208,485            (715)          (207,770)               0
Bond Portfolio.................................        59,967         (59,967)                 0                0
Growth Equity Portfolio........................        35,259          78,508                  0         (113,767)
Indexed Equity Portfolio.......................        33,787         (33,787)                 0                0
American Century Income & Growth Portfolio.....         9,881           1,036                  0          (10,917)
Dreyfus Large Company Value Portfolio..........         7,351          (3,058)                 0           (4,293)
Eagle Asset Management Growth Equity
  Portfolio....................................       340,495        (322,465)                 0          (18,030)
Lord Abbett Developing Growth Portfolio........       275,767           1,635                  0         (277,402)

The reclassifications for the Portfolios are primarily due to foreign currency gain (loss), nondeductible organization expenses, distribution reclassifications, loss on sales of options, investments in real estate investment trusts, paydown gain (loss), and net operating losses.

                                      (O)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $77,000. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

Initial shares purchased by NYLIAC in Eagle Asset Management Growth Equity Portfolio were partially redeemed on December 28, 2000. (Also see Note 6 for further discussion of these redemptions).

                                      (P)

AMORTIZATION. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require each Portfolio to amortize premium and discount on all fixed-income securities. Upon initial adoption, each Portfolio will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect a Portfolio's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. Each Portfolio estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not its market value) by the approximate amounts shown below. Additionally, each Portfolio estimates that, had this principle been in effect during the fiscal year ended December 31, 2000, net investment income would have decreased by the approximate per share amount (and percentage of net assets) and realized and unrealized gain (loss) per share would have increased (decreased) by the same amount as shown below.

                                                                                 DECREASE TO
                                                                                NET INVESTMENT    PERCENTAGE
                                                                DECREASE TO       INCOME PER        OF NET
                                                              INVESTMENT COST       SHARE           ASSETS
                                                              ---------------   --------------   -------------
Government Portfolio........................................     $(153,049)        $ (0.01)           0.12%
High Yield Corporate Bond Portfolio.........................      (167,639)          (0.00)(a)        0.03
Total Return Portfolio......................................      (368,540)          (0.01)           0.05

----------
(a) Less than one cent per share.

                                      (Q)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                      (R)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY AND ADMINISTRATION FEES. MacKay Shields LLC ("MacKay Shields") acts as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. MacKay Shields is a registered investment adviser and an indirect wholly-owned subsidiary of New York Life. As of May 1, 1999, Madison Square Advisors LLC ("Madison Square Advisors") acts as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement. Madison Square Advisors is a registered investment adviser and an indirect subsidiary of New York Life. Prior to May 1, 1999, New York Life acted as investment adviser to the Bond and Growth Equity Portfolios and was replaced by Madison Square Advisors under a Substitution Agreement. The substitution had no effect on investment personnel, investment strategies or fees of the Portfolios. Monitor Capital Advisors LLC ("Monitor") acts as

                                                   MAINSTAY VP SERIES FUND, INC.

investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Monitor is a registered investment adviser and an indirect wholly-owned subsidiary of New York Life. New York Life acts as investment adviser to American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios under an Investment Advisory Agreement. New York Life selects and employs Subadvisors for some of the Portfolios. American Century Investment Management, Inc. serves as Subadvisor to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as Subadvisor to the Dreyfus Large Company Value Portfolio; Eagle Asset Management, Inc. serves as Subadvisor to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co. serves as Subadvisor to the Lord Abbett Developing Growth Portfolio.

NYLIAC is Administrator for the Fund.

The Fund, on behalf of each Portfolio, pays the Advisers and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Government Portfolio........................................    0.30%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
Bond Portfolio..............................................    0.25%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), an affiliate under the control of New York Life, was substituted in place of Madison Square Advisors as Bond and Growth Equity Portfolios' investment adviser and in place of Monitor as Indexed Equity Portfolio's investment adviser. Under the Substitution Agreement between NYLIM and the Portfolios, NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios and the investment process used by NYLIM is identical to that which was used by Madison Square Advisors and Monitor.

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which in turn is an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay Shields, Madison Square Advisors, Monitor or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (D)

CAPITAL. At December 31, 2000 NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values as follows:

Convertible Portfolio.......................................   $ 1,357,215
American Century Income & Growth Portfolio..................    11,284,672
Dreyfus Large Company Value Portfolio.......................    11,293,661
Eagle Asset Management Growth Equity Portfolio..............       945,315
Lord Abbett Developing Growth Portfolio.....................     9,403,686

These values represent 0.81%, 15.01%, 24.94%, 0.43% and 26.11%, respectively, of the net assets of each respective Portfolio at December 31, 2000.

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of New York Life are charged to the Portfolios. For the year ended December 31, 2000 these fees, in the following amounts, were included in Professional fees shown on the Statement of Operations:

Capital Appreciation Portfolio..............................   $34,807
Cash Management Portfolio...................................     5,937
Convertible Portfolio.......................................     2,406
Government Portfolio........................................     2,194
High Yield Corporate Bond Portfolio.........................    11,857
International Equity Portfolio..............................     1,230
Total Return Portfolio......................................    14,854
Value Portfolio.............................................     5,331
Bond Portfolio..............................................     4,577
Growth Equity Portfolio.....................................    24,259
Indexed Equity Portfolio....................................    28,039
American Century Income & Growth Portfolio..................     1,268
Dreyfus Large Company Value Portfolio.......................       625
Eagle Asset Management Growth Equity Portfolio..............     2,797
Lord Abbett Developing Growth Portfolio.....................       719

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 2000, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 2000 as if they arose on January 1, 2001.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Capital Appreciation Portfolio..............................                         $     0           $ 6,291
                                                                                     =======           =======
Convertible Portfolio.......................................                         $     0           $ 4,548
                                                                                     =======           =======
Government Portfolio........................................        2004             $   812
                                                                    2007               7,885
                                                                    2008               1,870
                                                                                     -------
                                                                                     $10,567           $     0
                                                                                     =======           =======
High Yield Corporate Bond Portfolio.........................        2008             $14,224           $ 7,333
                                                                                     =======           =======
Bond Portfolio..............................................        2007             $ 3,451
                                                                    2008               5,186
                                                                                     -------
                                                                                     $ 8,637           $     0
                                                                                     =======           =======
American Century Income & Growth Portfolio..................        2008             $   168           $   338
                                                                                     =======           =======
Eagle Asset Management Growth Equity Portfolio..............                         $     0           $13,638
                                                                                     =======           =======
Lord Abbett Developing Growth Portfolio.....................        2008             $ 3,407           $   339
                                                                                     =======           =======


Value and Dreyfus Large Company Value Portfolios utilized $6,294,891 and $928,770, respectively, of capital loss carryforwards during the current year.

--------------------------------------------------------------------------------
NOTE 5--Line of Credit:
--------------------------------------------------------------------------------

Capital Appreciation, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return, Value, Bond, Growth Equity, Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios participate in a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated amongst the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the year ended December 31, 2000.

--------------------------------------------------------------------------------
NOTE 6--Redemption by NYLIAC of Initial Investment:
--------------------------------------------------------------------------------

On December 28, 2000, NYLIAC partially redeemed its initial investment in Eagle Asset Management Growth Equity Portfolio. In connection with the redemption of the initial shares, NYLIAC reimbursed the Portfolio $9,445, which represented the unamortized deferred organization expense of the Portfolio on the date of the redemption.

NOTE 7--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 2000, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                      CAPITAL APPRECIATION        CONVERTIBLE             GOVERNMENT
                                                           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                     PURCHASES     SALES      PURCHASES    SALES     PURCHASES    SALES
                                                           --------------------------------------------------------------
U.S. Government Securities.........................  $     --    $       --   $     --    $     --   $342,979    $347,439
All others.........................................   817,460       617,944    327,028     230,163     11,774      29,130
                                                     --------------------------------------------------------------------
Total..............................................  $817,460    $  617,944   $327,028    $230,163   $354,753    $376,569
                                                     ====================================================================

                                                                                                        AMERICAN CENTURY
                                                          GROWTH EQUITY           INDEXED EQUITY        INCOME & GROWTH
                                                            PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                     PURCHASES      SALES      PURCHASES    SALES     PURCHASES    SALES
                                                            --------------------------------------------------------------
U.S. Government Securities.........................  $       --   $       --   $     --    $     --   $     --    $     --
All others.........................................   1,139,717    1,015,291    261,835      85,940     62,240      42,149
                                                     ---------------------------------------------------------------------
Total..............................................  $1,139,717   $1,015,291   $261,835    $ 85,940   $ 62,240    $ 42,149
                                                     =====================================================================

--------------------------------------------------------------------------------
NOTE 8--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the years ended December 31, 2000 and December 31, 1999 were as follows:

                                                     CAPITAL APPRECIATION       CASH MANAGEMENT          CONVERTIBLE
                                                           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                       2000        1999         2000        1999       2000       1999
                                                          --------------------------------------------------------------
Shares sold........................................    11,599      16,051     1,228,630    977,614      7,838      1,452
Shares issued in reinvestment of dividends and
  distributions....................................     3,782       1,843        18,471     16,403      1,540      1,003
                                                     -------------------------------------------------------------------
                                                       15,381      17,894     1,247,101    994,017      9,378      2,455
Shares redeemed....................................    (6,507)     (8,310)   (1,395,657)  (771,097)    (1,167)      (561)
                                                     -------------------------------------------------------------------
Net increase (decrease)............................     8,874       9,584      (148,556)   222,920      8,211      1,894
                                                     ===================================================================

                                                                                                    AMERICAN CENTURY
                                                        GROWTH EQUITY         INDEXED EQUITY         INCOME & GROWTH
                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                       2000       1999        2000        1999       2000       1999
                                                        --------------------------------------------------------------
Shares sold........................................     8,922      6,274       21,113     23,660      1,884      2,537
Shares issued in reinvestment of dividends and
  distributions....................................     5,256      4,477        1,584      1,162         52         32
                                                     -----------------------------------------------------------------
                                                       14,178     10,751       22,697     24,822      1,936      2,569
Shares redeemed....................................    (6,594)    (5,689)     (15,749)   (11,515)      (307)      (301)
                                                     -----------------------------------------------------------------
Net increase.......................................     7,584      5,062        6,948     13,307      1,629      2,268
                                                     =================================================================

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

         HIGH YIELD           INTERNATIONAL
       CORPORATE BOND             EQUITY              TOTAL RETURN               VALUE                   BOND
         PORTFOLIO              PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES     SALES     PURCHASES    SALES     PURCHASES    SALES
---------------------------------------------------------------------------------------------------------------------
    $      --   $     --   $      --   $     --   $  613,129   $563,286   $      --   $     --   $  58,722   $ 72,244
      425,388    389,520      21,176     18,098      404,868    410,964     258,737    298,976      84,920    114,581
---------------------------------------------------------------------------------------------------------------------
    $ 425,388   $389,520   $  21,176   $ 18,098   $1,017,997   $974,250   $ 258,737   $298,976   $ 143,642   $186,825
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                               EAGLE ASSET
          DREYFUS               MANAGEMENT            LORD ABBETT
    LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
----------------------------------------------------------------------
    $      --   $     --   $      --   $     --   $      --   $     --
       67,446     56,471     794,079    597,084      35,752     19,431
----------------------------------------------------------------------
    $  67,446   $ 56,471   $ 794,079   $597,084   $  35,752   $ 19,431
----------------------------------------------------------------------
----------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              HIGH YIELD           INTERNATIONAL
        GOVERNMENT          CORPORATE BOND            EQUITY             TOTAL RETURN              VALUE
         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      2000       1999       2000       1999       2000       1999       2000       1999       2000       1999
---------------------------------------------------------------------------------------------------------------
       2,364      7,883      3,973      7,140      2,612      2,099      3,217      4,537      1,453      1,885
         747        931      9,501      8,441        337        115      4,232      1,617        884        276
---------------------------------------------------------------------------------------------------------------
       3,111      8,814     13,474     15,581      2,949      2,214      7,449      6,154      2,337      2,161
      (8,102)    (2,516)    (6,756)    (3,708)    (2,123)      (607)    (2,234)    (1,649)    (3,555)    (2,967)
---------------------------------------------------------------------------------------------------------------
      (4,991)     6,298      6,718     11,873        826      1,607      5,215      4,505     (1,218)      (806)
===============================================================================================================


            BOND
          PORTFOLIO
       2000       1999
---  -------------------
        1,135      4,522
        1,296      1,412
---
        2,431      5,934
       (5,450)    (3,431)
---
       (3,019)     2,503
===

                                     EAGLE ASSET
           DREYFUS                    MANAGEMENT                 LORD ABBETT
     LARGE COMPANY VALUE            GROWTH EQUITY             DEVELOPING GROWTH
          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
      2000          1999          2000          1999          2000         1999
---------------------------------------------------------------------------------
      1,373         1,141        11,969         1,987         1,911        1,396
         90            21         1,327           167           110           45
---------------------------------------------------------------------------------
      1,463         1,162        13,296         2,154         2,021        1,441
       (277)         (187)       (2,130)         (214)         (879)        (476)
---------------------------------------------------------------------------------
      1,186           975        11,166         1,940         1,142          965
=================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of MainStay VP Series Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Appreciation Portfolio, Cash Management Portfolio, Convertible Portfolio, Government Portfolio, High Yield Corporate Bond Portfolio, International Equity Portfolio, Total Return Portfolio, Value Portfolio, Bond Portfolio, Growth Equity Portfolio, Indexed Equity Portfolio, American Century Income & Growth Portfolio, Dreyfus Large Company Value Portfolio, Eagle Asset Management Growth Equity Portfolio and
Lord Abbett Developing Growth Portfolio (separate portfolios constituting MainStay VP Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 19, 2001